UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08690

MassMutual Premier Funds
	(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)		(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA	01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	413-788-8411

Date of fiscal year end:	10/31/11

Date of reporting period:	1/31/11

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.7%
Commercial Paper — 83.5%
7-Eleven, Inc. (a) 0.200% 2/18/11	$5,475,000	$5,474,483
7-Eleven, Inc. (a) 0.200% 2/28/11	3,000,000	2,999,550
Abbey National Treasury Services PLC 0.440% 3/25/11	15,000,000	15,000,874
Alabama Power Co. (a) 0.210% 2/08/11	15,000,000	14,999,387
American Honda Finance Corp. 0.220% 2/02/11	15,600,000	15,599,905
Archer-Daniels-Midland Co. (a) 0.300% 5/02/11	5,000,000	4,996,250
Archer-Daniels-Midland Co. (a) 0.310% 5/02/11	10,000,000	9,992,250
Bank of America Corp. 0.190% 2/10/11	15,000,000	14,999,288
Bank of Nova Scotia 0.275% 3/22/11	4,900,000	4,898,166
BASF SE (a) 0.210% 2/23/11	14,965,000	14,963,080
Basin Electric Power Cooperative, Inc. (a) 0.240% 2/09/11	15,500,000	15,499,173
BG Energy Finance, Inc. (a) 0.380% 4/15/11	14,300,000	14,288,981
Cargill, Inc. (a) 0.210% 2/02/11	8,250,000	8,249,952
Cargill, Inc. (a) 0.280% 4/08/11	7,000,000	6,996,407
Citigroup Funding, Inc. 0.280% 4/21/11	15,000,000	14,990,783
CME Group, Inc. (a) 0.210% 2/01/11	10,500,000	10,500,000
ConocoPhillips Qatar Funding Ltd. (a) 0.230% 2/04/11	4,800,000	4,799,908
ConocoPhillips Qatar Funding Ltd. (a) 0.230% 2/07/11	9,700,000	9,699,628
Covidien International Finance (a) 0.290% 2/04/11	15,000,000	14,999,637
Danaher Corp. 0.200% 2/14/11	8,800,000	8,799,364
Deutsche Bank Financial LLC 0.230% 2/11/11	15,000,000	14,999,042
Dover Corp. (a) 0.220% 2/03/11	11,655,000	11,654,858
Ecolab, Inc. (a) 0.200% 2/16/11	10,000,000	9,999,167
General Electric Capital Corp. 0.220% 2/25/11	15,000,000	14,997,800

	Principal Amount	Value
Google, Inc. (a) 0.180% 2/03/11	$1,540,000	$1,539,985
Google, Inc. (a) 0.350% 9/12/11	2,500,000	2,494,580
Honeywell International, Inc. (a) 0.210% 3/03/11	15,000,000	14,997,375
HSBC Finance Corp. 0.230% 2/17/11	15,000,000	14,998,467
John Deere Capital Corp. (a) 0.200% 2/22/11	10,650,000	10,648,758
JP Morgan Chase & Co. 0.220% 3/07/11	13,960,000	13,957,099
Kimberly-Clark Worldwide, Inc. (a) 0.180% 2/03/11	10,100,000	10,099,899
Merck & Co., Inc. (a) 0.200% 2/07/11	3,773,000	3,772,874
National Rural Utilities Cooperative Finance Corp. 0.220% 3/08/11	2,300,000	2,299,508
National Rural Utilities Cooperative Finance Corp. 0.280% 3/07/11	10,375,000	10,372,256
National Rural Utilities Cooperative Finance Corp. 0.280% 3/08/11	2,500,000	2,499,319
Natixis US Finance Co. LLC 0.400% 4/18/11	15,000,000	14,987,333
NSTAR Electric Co. 0.190% 2/01/11	4,800,000	4,800,000
NSTAR Electric Co. (a) 0.210% 2/02/11	10,375,000	10,374,939
Proctor & Gamble Co. (The) (a) 0.250% 5/03/11	13,390,000	13,381,538
Rabobank USA Financial Corp. 0.260% 2/07/11	5,000,000	4,999,783
Rabobank USA Financial Corp. 0.260% 2/08/11	10,920,000	10,919,448
Reckitt Benckiser Treasury Services PLC (a) 0.260% 3/04/11	15,000,000	14,996,642
Royal Bank of Scotland Group PLC (a) 0.380% 2/28/11	15,000,000	14,995,725
Siemens Capital Co. LLC (a) 0.170% 2/08/11	14,410,000	14,409,524
Sigma Aldrich Corp. (a) 0.190% 2/01/11	15,000,000	15,000,000
Toyota Motor Credit Corp. 0.200% 3/01/11	11,590,000	11,588,197
Walt Disney Co. (The) (a) 0.230% 4/15/11	1,730,000	1,729,193

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Walt Disney Co. (The) (a) 0.240% 4/20/11	$7,320,000	$7,316,194
Wisconsin Gas LLC 0.220% 2/04/11	15,000,000	14,999,725

		506,576,294

Corporate Debt — 0.5%
Berkshire Hathaway Finance Corp. FRN 0.428% 1/13/12	3,150,000	3,153,843

Discount Notes — 7.6%
Federal Farm Credit Bank 0.200% 5/23/11	1,000,000	999,383
Federal Farm Credit Bank 0.210% 5/12/11	1,000,000	999,417
Federal Farm Credit Bank 0.360% 3/18/11	1,000,000	999,550
Federal Home Loan Bank 0.155% 2/04/11	985,000	984,987
Federal Home Loan Bank 0.160% 2/25/11	1,000,000	999,893
Federal Home Loan Bank 0.160% 3/16/11	2,440,000	2,439,534
Federal Home Loan Bank 0.200% 5/25/11	1,500,000	1,499,058
Federal Home Loan Bank 0.200% 5/27/11	5,380,000	5,376,563
Federal Home Loan Bank 0.230% 4/25/11	500,000	499,735
Federal Home Loan Bank 0.240% 6/20/11	177,000	176,836
Federal Home Loan Bank 0.240% 8/04/11	800,000	799,019
Federal Home Loan Bank 0.250% 8/04/11	2,650,000	2,646,614
Federal Home Loan Bank 0.260% 9/12/11	1,000,000	998,389
Federal Home Loan Mortgage Corp. 0.200% 4/25/11	500,000	499,769
Federal Home Loan Mortgage Corp. 0.205% 4/18/11	1,210,000	1,209,476
Federal Home Loan Mortgage Corp. 0.210% 5/16/11	187,000	186,887
Federal Home Loan Mortgage Corp. 0.210% 6/22/11	353,000	352,710
Federal Home Loan Mortgage Corp. 0.220% 3/21/11	2,270,000	2,269,334
Federal Home Loan Mortgage Corp. 0.225% 5/24/11	1,541,000	1,539,921
Federal Home Loan Mortgage Corp. 0.230% 5/03/11	235,000	234,863
Federal Home Loan Mortgage Corp. 0.230% 7/12/11	5,000,000	4,994,857

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 0.240% 6/27/11	$1,145,000	$1,143,886
Federal Home Loan Mortgage Corp. 0.240% 9/14/11	995,000	993,507
Federal Home Loan Mortgage Corp. 0.250% 6/29/11	500,000	499,486
Federal Home Loan Mortgage Corp. 0.250% 8/05/11	1,000,000	998,715
Federal Home Loan Mortgage Corp. 0.270% 9/06/11	400,000	399,349
Federal Home Loan Mortgage Corp. 0.300% 5/03/11	400,000	399,697
Federal National Mortgage Association 0.150% 2/02/11	875,000	874,996
Federal National Mortgage Association 0.160% 3/10/11	500,000	499,918
Federal National Mortgage Association 0.160% 3/11/11	500,000	499,916
Federal National Mortgage Association 0.175% 4/20/11	700,000	699,735
Federal National Mortgage Association 0.205% 6/08/11	2,000,000	1,998,554
Federal National Mortgage Association 0.210% 8/11/11	310,000	309,655
Federal National Mortgage Association 0.215% 3/02/11	610,000	609,894
Federal National Mortgage Association 0.230% 5/04/11	341,000	340,800
Federal National Mortgage Association 0.230% 6/22/11	1,325,000	1,323,806
Federal National Mortgage Association 0.230% 7/11/11	1,000,000	998,978
Federal National Mortgage Association 0.250% 5/02/11	425,000	424,734
Federal National Mortgage Association 0.250% 5/09/11	500,000	499,663
Federal National Mortgage Association 0.250% 7/05/11	1,500,000	1,498,396
Federal National Mortgage Association 0.255% 7/18/11	115,000	114,864
Federal National Mortgage Association 0.260% 5/09/11	260,000	259,818

		46,095,162

U.S. Treasury Bills — 8.1%
U.S. Treasury Bill 0.145% 2/24/11	3,160,000	3,159,708
U.S. Treasury Bill 0.155% 3/03/11	6,250,000	6,249,193
U.S. Treasury Bill 0.195% 2/10/11	3,400,000	3,399,835
U.S. Treasury Bill 0.201% 10/20/11	5,000,000	4,992,732

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill 0.202% 8/25/11	$17,000,000	$16,980,445
U.S. Treasury Bill 0.227% 7/28/11	3,000,000	2,996,652
U.S. Treasury Bill 0.262% 10/20/11	5,000,000	4,990,502
U.S. Treasury Bill 0.262% 11/17/11	1,540,000	1,536,761
U.S. Treasury Bill 0.265% 10/20/11	2,090,000	2,085,992
U.S. Treasury Bill 0.275% 11/17/11	2,975,000	2,968,444

		49,360,264

Time Deposits — 0.0%
Euro Time Deposit 0.010% 2/01/11	4,926	4,926

TOTAL SHORT-TERM INVESTMENTS (Cost $605,190,489)		605,190,489

TOTAL INVESTMENTS — 99.7% (Cost $605,190,489) (b)		605,190,489

Other Assets/(Liabilities) — 0.3%		1,736,360

NET ASSETS — 100.0%		$606,926,849

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to a value of $295,869,937 or 48.75% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 71.7%

CORPORATE DEBT — 31.2%
Advertising — 0.2%
WPP Finance 8.000% 9/15/14	$765,000	$890,423

Aerospace & Defense — 0.3%
Goodrich Corp. 6.125% 3/01/19	185,000	208,096
L-3 Communications Corp. 4.750% 7/15/20	50,000	49,512
L-3 Communications Corp. 6.375% 10/15/15	1,125,000	1,160,156

		1,417,764

Agriculture — 0.3%
Altria Group, Inc. 9.700% 11/10/18	105,000	136,176
BAT International Finance PLC (a) 8.125% 11/15/13	1,085,000	1,269,796

		1,405,972

Banks — 1.8%
Bank of America Corp. 2.100% 4/30/12	1,500,000	1,531,015
Bank of America Corp. 5.750% 12/01/17	1,500,000	1,570,597
Bank of America Corp. 7.375% 5/15/14	1,100,000	1,251,564
Barclays Bank PLC 6.750% 5/22/19	380,000	426,203
Capital One Financial Corp. 7.375% 5/23/14	270,000	310,022
Credit Suisse AG 5.400% 1/14/20	200,000	202,445
Credit Suisse New York 5.500% 5/01/14	760,000	836,118
Deutsche Bank AG 3.250% 1/11/16	1,050,000	1,054,515
First Horizon National Corp. 5.375% 12/15/15	770,000	794,032
ICICI Bank Ltd. (a) 5.500% 3/25/15	585,000	610,115
State Street Corp. 2.150% 4/30/12	450,000	458,567
Wells Fargo & Co. 5.625% 12/11/17	65,000	72,202

		9,117,395

Beverages — 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	435,000	474,283

	Principal Amount	Value
Foster’s Finance Corp. (a) 6.875% 6/15/11	$1,000,000	$1,022,273
PepsiCo, Inc. 7.900% 11/01/18	500,000	636,828

		2,133,384

Building Materials — 0.5%
CRH America, Inc. 5.300% 10/15/13	425,000	454,370
CRH America, Inc. 8.125% 7/15/18	55,000	63,849
Lafarge SA (a) 5.500% 7/09/15	1,100,000	1,161,588
Masco Corp. 7.125% 8/15/13	400,000	434,022
Masco Corp. 7.125% 3/15/20	325,000	339,229

		2,453,058

Chemicals — 1.1%
Airgas, Inc. 4.500% 9/15/14	425,000	447,460
Albemarle Corp. 4.500% 12/15/20	375,000	370,274
Ashland, Inc. 9.125% 6/01/17	250,000	290,938
Cytec Industries, Inc. 8.950% 7/01/17	125,000	152,344
The Dow Chemical Co. 4.850% 8/15/12	325,000	342,591
The Dow Chemical Co. 5.900% 2/15/15	860,000	954,070
The Dow Chemical Co. 7.600% 5/15/14	525,000	610,003
The Dow Chemical Co. 8.550% 5/15/19	15,000	18,724
Incitec Pivot Ltd. (a) 4.000% 12/07/15	650,000	635,825
Praxair, Inc. 5.250% 11/15/14	1,250,000	1,397,756
Valspar Corp. 7.250% 6/15/19	175,000	200,608

		5,420,593

Coal — 0.1%
Consol Energy, Inc. (a) 8.250% 4/01/20	275,000	300,438

Commercial Services — 0.6%
Brambles USA, Inc. (a) 3.950% 4/01/15	510,000	517,610
Deluxe Corp. 7.375% 6/01/15	180,000	186,750

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	$465,000	$475,445
Equifax, Inc. 6.300% 7/01/17	800,000	872,310
ERAC USA Finance LLC (a) 5.800% 10/15/12	1,000,000	1,070,331

		3,122,446

Computers — 0.2%
Brocade Communications Systems, Inc. 6.625% 1/15/18	80,000	85,000
Brocade Communications Systems, Inc. 6.875% 1/15/20	40,000	42,600
EMC Corp., Convertible 1.750% 12/01/13	400,000	648,000
HP Enterprise Services LLC Series B 6.000% 8/01/13	475,000	528,752

		1,304,352

Diversified Financial — 4.3%
American Express Co. 7.250% 5/20/14	545,000	624,150
American Express Co. 8.125% 5/20/19	200,000	248,074
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,000,000	1,180,411
BlackRock, Inc. 2.250% 12/10/12	950,000	970,898
BlackRock, Inc. 5.000% 12/10/19	300,000	313,544
Citigroup, Inc. 2.125% 4/30/12	1,200,000	1,224,731
Citigroup, Inc. 5.375% 8/09/20	625,000	640,087
Citigroup, Inc. 5.500% 10/15/14	320,000	348,074
Citigroup, Inc. 5.500% 2/15/17	840,000	874,525
Citigroup, Inc. 6.375% 8/12/14	585,000	652,927
Eaton Vance Corp. 6.500% 10/02/17	575,000	651,811
Ford Motor Credit Co. LLC 8.700% 10/01/14	1,125,000	1,290,535
General Electric Capital Corp. 3.500% 8/13/12	590,000	610,603
General Electric Capital Corp. 4.625% 1/07/21	500,000	495,182
General Electric Capital Corp. 5.900% 5/13/14	485,000	538,168
The Goldman Sachs Group, Inc. 1.625% 7/15/11	3,750,000	3,774,004
The Goldman Sachs Group, Inc. 5.150% 1/15/14	250,000	271,445

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.625% 1/15/17	$275,000	$290,453
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	750,539
The Goldman Sachs Group, Inc. 6.150% 4/01/18	385,000	419,381
HSBC Finance Corp. 6.375% 10/15/11	175,000	181,793
International Lease Finance Corp. 5.625% 9/20/13	300,000	306,750
Janus Capital Group, Inc. 6.700% 6/15/17	475,000	501,881
Lazard Group LLC 6.850% 6/15/17	650,000	680,882
Lazard Group LLC 7.125% 5/15/15	805,000	875,542
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,800,000	1,906,782
The NASDAQ OMX Group, Inc. 5.250% 1/16/18	225,000	229,507
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	50,000	68,706
SLM Corp. 5.000% 10/01/13	1,100,000	1,131,229
TD Ameritrade Holding Corp. 4.150% 12/01/14	155,000	161,511

		22,214,125

Electric — 3.1%
Allegheny Energy Supply Co. LLC (a) 8.250% 4/15/12	975,000	1,041,774
Ameren Corp. 8.875% 5/15/14	545,000	624,759
Carolina Power & Light Co. 5.125% 9/15/13	780,000	856,076
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	250,000	287,410
CMS Energy Corp. 5.050% 2/15/18	2,250,000	2,234,725
CMS Energy Corp. 6.250% 2/01/20	325,000	335,596
CMS Energy Corp. 6.300% 2/01/12	22,000	23,335
IPALCO Enterprises, Inc. 8.625% 11/14/11	3,165,000	3,307,425
Kansas Gas & Electric Co. 5.647% 3/29/21	437,050	467,325
Kiowa Power Partners LLC (a) 4.811% 12/30/13	199,594	205,195
MidAmerican Funding LLC 6.750% 3/01/11	1,000,000	1,004,993

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	$327,643	$338,291
Monongahela Power 6.700% 6/15/14	500,000	556,001
Nevada Power Co. Series L 5.875% 1/15/15	650,000	726,690
NRG Energy, Inc. 8.500% 6/15/19	400,000	417,000
Pacific Gas & Electric Co. 4.800% 3/01/14	950,000	1,033,010
PPL Energy Supply LLC 6.300% 7/15/13	600,000	660,318
Tenaska Oklahoma (a) 6.528% 12/30/14	242,109	237,976
TransAlta Corp. 6.650% 5/15/18	300,000	338,461
Tri-State Generation & Transmission Association Series 2003 Class A (a) 6.040% 1/31/18	428,785	463,795
Wisconsin Public Service Corp. 5.650% 11/01/17	450,000	503,206

		15,663,361

Electronics — 0.2%
Agilent Technologies, Inc. 2.500% 7/15/13	550,000	557,085
Amphenol Corp. 4.750% 11/15/14	180,000	193,190
Arrow Electronics, Inc. 6.000% 4/01/20	335,000	344,955

		1,095,230

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	250,000	254,561
Peninsula Gaming LLC 8.375% 8/15/15	515,000	545,900

		800,461

Environmental Controls — 0.3%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	590,000	590,824
Republic Services, Inc. 5.000% 3/01/20	750,000	784,496
Waste Management, Inc. 6.100% 3/15/18	35,000	39,207

		1,414,527

Foods — 0.8%
Delhaize Group 6.500% 6/15/17	1,180,000	1,342,097
Kellogg Co. 5.125% 12/03/12	855,000	917,077

	Principal Amount	Value
Kraft Foods, Inc. 4.125% 2/09/16	$525,000	$551,838
Kraft Foods, Inc. 5.375% 2/10/20	540,000	575,945
The Kroger Co. 7.500% 1/15/14	260,000	299,461
Ralcorp Holdings, Inc. 4.950% 8/15/20	275,000	273,961

		3,960,379

Forest Products & Paper — 0.3%
International Paper Co. 9.375% 5/15/19	105,000	135,582
Rock-Tenn Co. 5.625% 3/15/13	180,000	186,750
Rock-Tenn Co. 8.200% 8/15/11	650,000	669,500
Rock-Tenn Co. 9.250% 3/15/16	375,000	411,563
Verso Paper Holdings LLC 11.500% 7/01/14	200,000	220,500

		1,623,895

Gas — 0.1%
Southwest Gas Corp. 8.375% 2/15/11	375,000	375,908

Hand & Machine Tools — 0.4%
Black & Decker Corp. 8.950% 4/15/14	750,000	895,083
Kennametal, Inc. 7.200% 6/15/12	950,000	998,276

		1,893,359

Health Care – Products — 0.6%
Beckman Coulter, Inc. 6.000% 6/01/15	295,000	321,763
Beckman Coulter, Inc. 7.000% 6/01/19	235,000	256,471
Boston Scientific Corp. 4.500% 1/15/15	1,265,000	1,300,023
Boston Scientific Corp. 6.000% 1/15/20	315,000	326,455
Covidien International Finance SA 5.450% 10/15/12	600,000	645,097

		2,849,809

Health Care – Services — 0.2%
Apria Healthcare Group, Inc. 11.250% 11/01/14	725,000	800,219
CIGNA Corp. 5.125% 6/15/20	200,000	209,988
Roche Holdings, Inc. (a) 6.000% 3/01/19	110,000	127,107

		1,137,314

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Holding Company – Diversified — 0.2%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	$380,000	$410,467
Leucadia National Corp. 7.000% 8/15/13	460,000	493,350

		903,817

Home Builders — 0.1%
Toll Brothers Finance Corp. 4.950% 3/15/14	275,000	282,192

		282,192

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	135,000	156,719

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	300,000	301,871

		301,871

Insurance — 1.2%
Aflac, Inc. 8.500% 5/15/19	170,000	210,063
American International Group, Inc. 3.650% 1/15/14	150,000	154,336
American International Group, Inc. 6.400% 12/15/20	475,000	506,807
Berkshire Hathaway, Inc. 3.200% 2/11/15	975,000	1,008,341
CNA Financial Corp. 7.350% 11/15/19	320,000	351,849
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	520,327
Lincoln National Corp. 4.300% 6/15/15	200,000	206,333
MetLife Global Funding I (a) 2.875% 9/17/12	465,000	476,239
Principal Financial Group, Inc. 8.875% 5/15/19	175,000	222,148
Prudential Financial, Inc. 3.625% 9/17/12	480,000	497,890
Prudential Financial, Inc. 4.500% 11/15/20	250,000	246,534
Prudential Financial, Inc. 4.750% 9/17/15	640,000	683,774
Prudential Financial, Inc. 5.800% 6/15/12	1,000,000	1,053,840

		6,138,481

Investment Companies — 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	335,000	372,687

	Principal Amount	Value
Iron & Steel — 0.7%
AK Steel Corp. 7.625% 5/15/20	$265,000	$270,300
Allegheny Technologies, Inc. 5.950% 1/15/21	325,000	339,618
ArcelorMittal 9.000% 2/15/15	1,290,000	1,547,444
ArcelorMittal 9.850% 6/01/19	165,000	211,779
Reliance Steel & Aluminum Co. 6.200% 11/15/16	445,000	470,339
Steel Dynamics, Inc. 7.375% 11/01/12	560,000	592,200

		3,431,680

Lodging — 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	500,000	482,826
Marriott International, Inc. 5.810% 11/10/15	150,000	164,657
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	54,000	57,240
Wyndham Worldwide Corp. 6.000% 12/01/16	375,000	394,944
Wynn Las Vegas LLC 7.750% 8/15/20	350,000	371,000

		1,470,667

Machinery – Diversified — 0.1%
Roper Industries, Inc. 6.625% 8/15/13	720,000	801,654

Manufacturing — 0.6%
Cooper US, Inc. 6.100% 7/01/17	750,000	854,274
General Electric Co. 5.250% 12/06/17	1,000,000	1,082,988
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	350,000	421,182
Tyco Electronics Group SA 6.000% 10/01/12	375,000	402,638
Tyco Electronics Group SA 6.550% 10/01/17	325,000	372,305

		3,133,387

Media — 1.1%
Comcast Corp. 5.500% 3/15/11	1,860,000	1,870,844
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 4.750% 10/01/14	1,250,000	1,340,296
NBC Universal, Inc. (a) 5.150% 4/30/20	475,000	489,761

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Scholastic Corp. 5.000% 4/15/13	$575,000	$579,312
Thomson Corp. 5.700% 10/01/14	930,000	1,039,863
Time Warner Cable, Inc. 7.500% 4/01/14	460,000	530,453

		5,850,529

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	335,000	370,304

Mining — 0.6%
Alcoa, Inc. 6.150% 8/15/20	350,000	372,301
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,080,000	1,204,200
Teck Resources Ltd. 7.000% 9/15/12	250,000	266,596
Teck Resources Ltd. 10.750% 5/15/19	325,000	422,500
Vale Overseas Ltd. 6.250% 1/23/17	535,000	595,977

		2,861,574

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	250,000	263,195
Xerox Corp. 5.500% 5/15/12	280,000	294,839

		558,034

Office Furnishings — 0.4%
Steelcase, Inc. (b) 6.375% 2/15/21	850,000	867,846
Steelcase, Inc. 6.500% 8/15/11	1,210,000	1,241,574

		2,109,420

Oil & Gas — 1.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	960,000	1,060,392
Cenovus Energy, Inc. 4.500% 9/15/14	650,000	702,982
Devon Energy Corp. 6.300% 1/15/19	215,000	252,492
Marathon Oil Corp. 6.500% 2/15/14	520,000	597,482
Motiva Enterprises LLC (a) 5.750% 1/15/20	385,000	428,257
Noble Holding International Ltd. 7.375% 3/15/14	735,000	832,190
Petrobras International Finance Co. 3.875% 1/27/16	480,000	484,550

	Principal Amount	Value
Rowan Cos., Inc. 5.000% 9/01/17	$700,000	$717,224
Shell International Finance BV 5.625% 6/27/11	100,000	102,142
Tesoro Corp. 6.500% 6/01/17	400,000	408,000
Transocean, Inc., Convertible 1.500% 12/15/37	400,000	398,000
Valero Energy Corp. 4.500% 2/01/15	440,000	465,012
Valero Energy Corp. 6.125% 2/01/20	380,000	413,242

		6,861,965

Oil & Gas Services — 0.2%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	970,000	960,300

Packaging & Containers — 0.5%
Packaging Corporation of America 5.750% 8/01/13	1,400,000	1,505,146
Sealed Air Corp. (a) 5.625% 7/15/13	1,200,000	1,267,771

		2,772,917

Pharmaceuticals — 0.8%
Abbott Laboratories 5.600% 11/30/17	1,660,000	1,898,537
Express Scripts, Inc. 6.250% 6/15/14	900,000	1,009,820
Mylan, Inc. (a) 7.625% 7/15/17	275,000	299,750
Pfizer, Inc. FRN 2.252% 3/15/11	750,000	751,714

		3,959,821

Pipelines — 1.7%
Buckeye Partners LP 4.875% 2/01/21	325,000	324,344
CenterPoint Energy Resources Corp. (a) 4.500% 1/15/21	250,000	248,805
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	140,000	145,670
DCP Midstream LLC (a) 9.750% 3/15/19	25,000	32,297
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	1,000,000	1,008,385
Enogex LLC (a) 6.875% 7/15/14	930,000	1,032,267
Enterprise Products Operating LP 3.200% 2/01/16	225,000	226,124
Enterprise Products Operating LP 7.500% 2/01/11	210,000	210,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	$275,000	$292,766
Kinder Morgan Energy Partners LP 6.000% 2/01/17	175,000	194,756
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	1,400,000	1,393,000
Magellan Midstream Partners LP 6.550% 7/15/19	330,000	377,107
NGPL PipeCo LLC (a) 6.514% 12/15/12	950,000	1,026,883
ONEOK Partners LP 3.250% 2/01/16	225,000	225,463
Southern Natural Gas Co. (a) 5.900% 4/01/17	420,000	452,943
Texas Eastern Transmission LP (a) 6.000% 9/15/17	275,000	308,437
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	600,000	664,884
Williams Partners LP 5.250% 3/15/20	665,000	685,364

		8,849,495

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	350,000	357,799

		357,799

Real Estate Investment Trusts (REITS) — 0.2%
Senior Housing Properties Trust 4.300% 1/15/16	700,000	694,599
Senior Housing Properties Trust 8.625% 1/15/12	175,000	183,524
Simon Property Group LP 4.200% 2/01/15	100,000	105,217

		983,340

Retail — 0.3%
J.C. Penney Co., Inc. 5.650% 6/01/20	650,000	627,250
J.C. Penney Corp., Inc. 7.950% 4/01/17	200,000	219,000
Lowe’s Cos., Inc. 5.600% 9/15/12	425,000	456,998
Nordstrom, Inc. 6.750% 6/01/14	150,000	171,575
O’Reilly Automotive, Inc. 4.875% 1/14/21	325,000	322,703

		1,797,526

Savings & Loans — 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	665,000	703,883

	Principal Amount	Value
Software — 0.1%
CA, Inc. 5.375% 12/01/19	$170,000	$175,104
Oracle Corp. (a) 3.875% 7/15/20	350,000	346,308

		521,412

Storage & Warehousing — 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (a) 8.875% 3/15/18	940,000	1,024,600

Telecommunications — 3.2%
America Movil SAB de CV 5.000% 3/30/20	120,000	124,456
American Tower Corp. 4.500% 1/15/18	1,050,000	1,042,850
American Tower Corp. 5.050% 9/01/20	935,000	922,398
AT&T, Inc. 4.850% 2/15/14	1,000,000	1,087,010
Cellco Partnership/Verizon Wireless Capital LLC 3.750% 5/20/11	5,000,000	5,048,275
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	735,000	849,638
CenturyLink, Inc. 5.500% 4/01/13	390,000	405,501
CenturyLink, Inc. 6.150% 9/15/19	235,000	243,235
Embarq Corp. 6.738% 6/01/13	2,470,000	2,689,348
Embarq Corp. 7.082% 6/01/16	35,000	39,848
Rogers Communications, Inc. 5.500% 3/15/14	260,000	287,232
Rogers Communications, Inc. 6.375% 3/01/14	450,000	509,267
Telecom Italia Capital 6.175% 6/18/14	535,000	570,236
Verizon Communications, Inc. 8.750% 11/01/18	540,000	700,947
Verizon New England, Inc. 6.500% 9/15/11	500,000	517,660
Virgin Media Secured Finance PLC 6.500% 1/15/18	860,000	911,600
Windstream Corp. 7.875% 11/01/17	535,000	573,119

		16,522,620

Transportation — 0.4%
Bristow Group, Inc. 7.500% 9/15/17	1,255,000	1,324,025

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Canadian National Railway Co. 5.850% 11/15/17	$245,000	$275,860
Ryder System, Inc. 5.000% 6/15/12	225,000	235,428

		1,835,313

Trucking & Leasing — 0.5%
GATX Corp. 3.500% 7/15/16	1,850,000	1,837,795
GATX Corp. 4.750% 5/15/15	150,000	157,635
GATX Corp. 8.750% 5/15/14	695,000	806,049

		2,801,479

TOTAL CORPORATE DEBT (Cost $149,670,581)		159,289,679

MUNICIPAL OBLIGATIONS — 0.1%
Access Group, Inc., Delaware VRN 1.761% 9/01/37	400,000	364,000
State of California 5.950% 4/01/16	245,000	256,797

		620,797

TOTAL MUNICIPAL OBLIGATIONS (Cost $606,240)		620,797

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS —16.8%
Automobile ABS — 3.3%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	725,000	724,990
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	700,000	700,076
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	785,766	786,423
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.401% 8/20/13	675,000	657,594
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (a) 0.481% 3/20/12	458,333	458,135
Bank of America Auto Trust, Series 2009-3A, Class A2 (a) 0.890% 4/16/12	94,268	94,281
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	1,050,000	1,051,796

	Principal Amount	Value
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	$161,241	$161,345
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.261% 12/15/20	1,193,977	1,207,073
DT Auto Owner Trust, Series 2010-1A, Class A2 (a) 0.990% 12/17/12	575,000	575,819
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	500,000	499,450
Ford Credit Auto Lease Trust, Series 2010-A, Class A2 (a) 1.040% 3/15/13	629,905	630,388
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	1,075,000	1,074,883
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	1,025,000	1,022,718
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	775,000	777,292
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	403,237	403,134
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	700,000	700,155
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	925,000	924,938
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	850,000	849,949
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	825,327	826,214
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 8/15/12	750,000	750,756
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	900,000	901,182
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	420,004	420,237
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.811% 3/15/18	595,167	597,862

		16,796,690

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 4.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.742% 2/10/51	$2,000,000	$2,151,139
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	1,265,000	1,336,075
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	792,299
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,530,000	1,554,407
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	1,000,000	1,016,760
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	700,000	751,326
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	1,100,000	1,176,523
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,437,533	1,455,566
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.815% 12/10/49	1,125,000	1,220,776
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	850,000	894,175
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.211% 2/15/41	1,350,000	881,350
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	500,000	524,106
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.221% 5/15/41	1,375,000	1,478,025
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,200,000	1,277,083

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	$250,000	$267,048
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6 VRN 5.241% 11/12/37	1,200,000	1,301,213
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	975,000	1,031,426
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	876,507
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,050,000	2,115,599
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	625,000	704,829
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 6.041% 8/15/39	750,000	815,125
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,520,348

		25,141,705

Home Equity ABS — 1.5%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.530% 8/25/35	498,187	478,321
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.620% 7/25/35	516,188	486,549
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.845% 8/28/44	218,605	209,184
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3 0.620% 9/25/35	478,820	435,659
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M1 FRN 0.760% 1/25/36	225,000	183,104
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.790% 1/25/35	306,358	296,429

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.850% 12/25/34	$188,959	$170,218
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.490% 9/25/34	367,061	348,682
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.430% 8/25/36	490,129	434,691
Home Equity Asset Trust, Series 2006-1, Class 2A4 FRN 0.590% 4/25/36	675,000	549,719
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.730% 8/25/35	400,000	327,977
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.760% 2/25/35	739,055	689,829
Morgan Stanley Capital I, Series 2005-HE4, Class A2C FRN 0.630% 7/25/35	666,092	642,363
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.710% 3/25/35	425,000	342,868
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	1,844	1,811
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.450% 3/25/36	730,231	673,171
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.510% 1/25/36	378,589	359,185
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.600% 3/25/36	646,294	608,795
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.660% 10/25/35	525,000	411,344

		7,649,899

Student Loans ABS — 5.4%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.483% 9/25/25	770,694	768,607
Access Group, Inc., Series 2003-1, Class A2 FRN 0.563% 12/27/16	214,908	213,745
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.630% 11/25/34	689,500	649,124

	Principal Amount	Value
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.360% 5/25/36	$179,658	$176,068
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.313% 3/28/17	713,706	707,362
CNH Equipment Trust, Series 2010-C, Class A2 0.830% 4/15/13	700,000	700,274
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.061% 12/15/15	800,000	800,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.760% 1/25/47	1,075,000	919,125
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 1.761% 1/25/47	950,000	907,250
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.602% 12/15/17	857,053	856,795
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.318% 5/25/22	898,275	897,608
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.818% 11/25/44	550,000	431,086
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.640% 9/25/35	1,210,689	1,170,435
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN 0.290% 3/25/25	999,783	992,459
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.370% 3/25/26	349,269	338,623
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.410% 2/25/26	347,506	344,540
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.460% 9/25/25	511,763	505,039
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 0.817% 2/25/39	150,000	136,688
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5B FRN 0.894% 2/25/39	100,000	91,125
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.458% 5/25/27	812,742	801,764

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.060% 4/25/46	$470,527	$474,417
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (a) (c) 0.904% 6/20/14	1,600,000	974,720
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.404% 10/28/26	930,917	920,436
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.474% 4/28/17	981,000	979,364
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.482% 11/28/23	292,446	286,913
PFS Financing Corp., Series 2009-D, Class A FRN (a) 2.061% 2/15/14	1,300,000	1,315,339
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.423% 1/15/19	838,000	810,798
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.352% 9/15/20	313,045	308,918
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.393% 7/25/22	319,667	318,763
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.892% 3/15/38	428,590	355,396
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.952% 6/15/38	532,390	442,369
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.952% 12/15/38	952,095	783,669
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.630% 12/15/16	425,000	424,998
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.710% 12/15/16	1,825,000	1,824,990
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.711% 12/15/16	250,000	249,999
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.711% 12/15/16	1,150,000	1,149,994
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.911% 12/15/17	709,821	707,036

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.340% 12/17/46	$350,000	$280,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.494% 10/28/28	329,432	325,245
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.753% 1/25/21	1,298,304	1,297,819
Tax Liens Securitization Trust, Series 2010-1A, Class 1A1 (a) 0.880% 4/15/18	190,709	190,652
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	475,000	474,145

		27,303,697

WL Collateral CMO — 1.4%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.341% 7/20/36	42,869	42,601
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.021% 8/25/34	297,798	268,706
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.019% 2/25/34	58,465	51,842
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.287% 9/25/33	25,881	21,084
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.880% 8/25/34	56,697	52,288
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.451% 1/19/38	937,866	663,578
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.370% 5/25/37	935,635	492,868
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.754% 8/25/34	152,018	119,109
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.510% 8/25/36	331,957	250,830
Merrill Lynch Mortgage Investors, Inc., Series 2005-AR1, Class A1A FRN 0.540% 6/25/36	494,388	483,157
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 2.659% 2/25/34	445,532	435,799

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.704% 7/25/33	$11,531	$11,193
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.041% 2/25/34	21,219	19,585
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1 Class M1 FRN (a) 0.995% 6/28/35	500,000	463,135
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.618% 2/25/34	1,187	1,082
Morgan Stanley Reremic Trust 3.000% 7/17/56	2,805,173	2,808,679
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.440% 6/25/46	1,658,367	665,587
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.911% 3/25/34	88,909	79,828
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.723% 4/25/44	261,162	209,876

		7,140,827

WL Collateral PAC — 0.3%
Structured Asset Securities Corp., Series 2006-BC4, Class A2 FRN 0.310% 12/25/36	863,419	852,353
Structured Asset Securities Corp., Series 2006-GEL4, Class A1 FRN (a) 0.380% 10/25/36	294,790	288,999
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.510% 11/25/37	511,414	489,089
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.766% 6/25/32	93,760	81,536

		1,711,977

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $87,171,950)		85,744,795

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	356,000	428,090
Poland Government International Bond 6.375% 7/15/19	380,000	423,648
Rebublic of Brazil International Bond 5.875% 1/15/19	711,000	787,432

		1,639,170

	Principal Amount	Value
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,429,858)		$1,639,170

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 18.4%
Pass-Through Securities — 18.4%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.921% 3/01/37	$1,191,876	1,257,384
Pool #E00856 7.500% 6/01/15	10,574	11,467
Federal Home Loan Mortgage Corp. TBA Pool #2504 4.000% 11/01/39 (b)	4,775,000	4,725,012
Pool #6433 4.500% 2/01/39 (b)	18,692,000	19,086,285
Federal National Mortgage Association Pool #725692 2.480% 10/01/33	348,098	364,582
Pool #775539 2.486% 5/01/34	330,938	345,407
Pool #888586 2.759% 10/01/34	811,952	853,248
Pool #684154 5.500% 2/01/18	39,603	42,720
Pool #702331 5.500% 5/01/18	495,230	535,105
Pool #725796 5.500% 9/01/19	3,001,620	3,245,150
Pool #844564 5.500% 12/01/20	665,872	720,520
Federal National Mortgage Association TBA Pool #5884 4.000% 11/01/23 (b)	25,383,000	26,134,576
Pool #5409 4.000% 11/01/39 (b)	4,800,000	4,757,250
Pool #11054 4.500% 12/01/20 (b)	22,666,000	23,756,801
Pool #26607 5.000% 5/01/36 (b)	4,455,000	4,673,574
Government National Mortgage Association Pool #507545 7.500% 8/15/29	37,678	42,726
Government National Mortgage Association TBA Pool #7913 4.500% 7/01/39 (b)	2,847,000	2,944,866

		93,496,673

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $93,069,691)		93,496,673

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds & Notes —4.9%
U.S. Treasury Note 0.375% 8/31/12	$5,500,000	$5,494,844
U.S. Treasury Note 0.750% 12/15/13	5,110,000	5,084,650
U.S. Treasury Note 1.000% 1/15/14	13,025,000	13,039,246
U.S. Treasury Note 2.625% 8/15/20	785,000	740,198
U.S. Treasury Note 3.000% 9/30/16	615,000	640,098

		24,999,036

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,957,373)		24,999,036

TOTAL BONDS & NOTES (Cost $356,905,693)		365,790,150

TOTAL LONG-TERM INVESTMENTS (Cost $356,905,693)		365,790,150

SHORT-TERM INVESTMENTS — 44.0%
Commercial Paper — 44.0%
Abbey National Treasury Services PLC 0.420% 4/19/11	10,000,000	9,991,017
AGL Capital Corp. (a) 0.340% 2/09/11	1,415,000	1,414,893
AGL Capital Corp. (a) 0.360% 2/15/11	7,736,000	7,734,917
Bacardi USA, Inc 0.370% 2/03/11	5,040,000	5,039,896
Bacardi USA, Inc. 0.380% 2/10/11	5,890,000	5,889,440
Bemis Co., Inc. . (a) 0.340% 2/02/11	6,500,000	6,499,939
Block Financial LLC (a) 0.480% 2/07/11	3,020,000	3,019,758
Block Financial LLC (a) 0.530% 2/07/11	8,000,000	7,999,293
BMW US Capital LLC (a) 0.390% 2/22/11	4,000,000	3,999,090
BMW US Capital LLC (a) 0.410% 2/01/11	4,000,000	4,000,000
BMW US Capital LLC (a) 0.420% 3/04/11	3,000,000	2,998,915
Carnival Corp. (a) 0.350% 2/17/11	4,970,000	4,969,227
Carnival Corp. (a) 0.350% 3/03/11	5,000,000	4,998,542

	Principal Amount	Value
Centrica PLC (a) 0.450% 3/31/11	$10,000,000	$9,992,750
Centrica PLC (a) 0.520% 4/21/11	1,000,000	998,859
Comcast Corp. (a) 0.350% 2/28/11	6,030,000	6,028,417
Covidien International Finance SA (a) 0.370% 3/09/11	2,300,000	2,299,149
Dominion Resources (a) 0.360% 2/22/11	5,155,000	5,153,917
Eaton Corp. (a) 0.380% 3/23/11	7,790,000	7,785,889
Elsevier Finance SA (a) 0.400% 2/08/11	4,000,000	3,999,689
Enbridge Energy Partners LP (a) 0.390% 2/10/11	2,000,000	1,999,805
Enbridge Energy Partners LP (a) 0.400% 2/11/11	8,000,000	7,999,111
ERAC USA Finance Co. (a) 0.380% 4/01/11	2,680,000	2,678,331
ERAC USA Finance Co. (a) 0.440% 4/25/11	5,500,000	5,494,421
FCAR Owner Trust I 0.370% 3/02/11	5,415,000	5,413,386
HJ Heinz Financial Co. (a) 0.390% 4/19/11	3,450,000	3,447,122
Johnson Controls (a) 0.350% 2/16/11	10,000,000	9,998,542
Lincoln National Corp. (a) 0.350% 2/24/11	3,030,000	3,029,322
Natixis US Finance Co. LLC 0.400% 4/18/11	3,470,000	3,467,070
National Grid USA (a) 0.540% 3/01/11	10,000,000	9,995,800
Nextera Energy Capital Holdings, Inc. 0.360% 2/08/11	4,500,000	4,499,685
ONEOK Partners LP (a) 0.350% 2/10/11	10,000,000	9,999,125
Pall Corp. (a) 0.400% 3/07/11	4,000,000	3,998,489
Public Service Co. of Colorado (a) 0.370% 3/15/11	7,000,000	6,996,978
Ryder System, Inc. 0.330% 2/07/11	7,200,000	7,199,604
Ryder System, Inc. 0.370% 3/14/11	2,000,000	1,999,157
South Carolina Electric & Gas 0.360% 2/22/11	3,885,000	3,884,184
South Carolina Electric & Gas 0.370% 2/14/11	6,000,000	5,999,198
Volkswagen Group of America, Inc. (a) 0.400% 4/04/11	2,320,000	2,318,402

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Volkswagen Group of America, Inc. (a) 0.430% 3/03/11	$9,180,000	$9,176,711
Wellpoint, Inc. (a) 0.350% 2/07/11	10,000,000	9,999,417

		224,407,457

Time Deposits — 0.0%
Euro Time Deposit 0.010% 2/01/11	49,132	49,132

TOTAL SHORT-TERM INVESTMENTS (Cost $224,456,589)		224,456,589

TOTAL INVESTMENTS —115.7% (Cost $581,362,282) (d)		590,246,739

Other Assets/(Liabilities) —(15.7)%		(80,195,338)

NET ASSETS — 100.0%		$510,051,401

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to a value of $208,139,521 or 40.81% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2)
(c)	Restricted security. Certain securities are restricted as to resale. At January 31, 2011, these securities amounted to a value of $974,720 or 0.19% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 128.6%

CORPORATE DEBT — 6.0%
Beverages — 0.4%
SABMiller PLC (a) 6.200% 7/01/11	$800,000	$817,662

Chemicals — 0.4%
The Dow Chemical Co. FRN 2.536% 8/08/11	1,000,000	1,011,261

Computers — 0.4%
Hewlett-Packard Co. FRN 1.342% 5/27/11	1,000,000	1,003,621

Diversified Financial — 1.0%
American Honda Finance Corp. FRN (a) 2.800% 6/02/11	1,000,000	1,008,480
General Electric Capital Corp. 3.500% 8/13/12	575,000	595,079
HSBC Finance Corp. FRN 0.496% 8/09/11	800,000	799,444

		2,403,003

Environmental Controls — 0.3%
Republic Services, Inc. 6.750% 8/15/11	620,000	637,491

Health Care – Services — 0.3%
UnitedHealth Group, Inc. FRN 1.586% 2/07/11	800,000	800,138

Insurance — 0.8%
Berkshire Hathaway, Inc. FRN 0.716% 2/11/13	1,700,000	1,709,212
MetLife Global Funding I (a) 2.875% 9/17/12	250,000	256,043

		1,965,255

Office Equipment/Supplies — 0.3%
Xerox Corp. 6.875% 8/15/11	600,000	617,979

Oil & Gas — 0.3%
Shell International Finance BV 1.300% 9/22/11	750,000	754,709

Pharmaceuticals — 0.7%
Merck & Co., Inc. 1.875% 6/30/11	1,000,000	1,006,980
Wyeth VRN 6.950% 3/15/11	500,000	503,917

		1,510,897

Pipelines — 0.4%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	305,000	317,353

	Principal Amount	Value
Transcontinental Gas Pipe Line Corp. Series B 7.000% 8/15/11	$570,000	$588,705

		906,058

Telecommunications — 0.7%
Cellco Partnership/Verizon Wireless Capital LLC FRN 2.884% 5/20/11	1,000,000	1,007,838
Telefonica Emisiones SAU FRN 0.616% 2/04/13	725,000	711,735

		1,719,573

TOTAL CORPORATE DEBT (Cost $12,083,289)		14,147,647

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.2%
Automobile ABS — 5.2%
Ally Auto Receivables Trust, Series 2010-4, Class A2 0.710% 2/15/13	700,000	699,619
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	425,000	424,994
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2 0.840% 6/09/14	1,200,000	1,200,000
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	375,000	375,041
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A2 1.220% 10/08/13	20,000	20,049
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	530,392	530,836
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (a) 0.481% 3/20/12	258,333	258,222
Bank of America Auto Trust, Series 2009-3A, Class A2 (a) 0.890% 4/16/12	70,701	70,711
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	675,000	676,154
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	209,614	209,748
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.261% 12/15/20	766,284	774,689

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2005-C, Class A2 (a) 4.790% 5/15/12	$44,338	$44,422
CPS Auto Trust, Series 2006-A, Class 1A4 (a) 5.330% 11/15/12	37,207	37,221
DT Auto Owner Trust, Series 2010-1A, Class A2 (a) 0.990% 12/17/12	335,000	335,477
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	250,000	249,725
Ford Credit Auto Lease Trust, Series 2010-A, Class A2 (a) 1.040% 3/15/13	359,946	360,222
Ford Credit Auto Owner Trust, Series 2010-A, Class A2 0.720% 9/15/12	257,830	257,927
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	575,000	574,937
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	550,000	548,775
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	500,000	501,479
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	253,890	253,825
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	375,000	375,083
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	500,000	499,966
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	515,000	514,969
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 8/15/12	500,000	500,504
USAA Auto Owner Trust, Series 2008-3, Class A3 4.280% 10/15/12	27,752	27,900
USAA Auto Owner Trust, Series 2008-2, Class A3 4.640% 10/15/12	36,600	36,873
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	500,000	500,657

	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	$262,503	$262,648
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.811% 3/15/18	350,098	351,684
World Omni Auto Receivables Trust, Series 2007-A, Class A4 FRN 0.261% 11/15/12	605,653	605,091
World Omni Automobile Lease Securitization Trust, Series 2009-A, Class A2 1.020% 1/16/12	301,753	301,926

		12,381,374

Home Equity ABS — 1.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.530% 8/25/35	261,245	250,827
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.710% 4/25/35	792,178	745,182
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.845% 8/28/44	111,746	106,930
Bear Stearns Asset-Backed Securities Trust, Series 2006-EC2, Class A3 FRN 0.460% 2/25/36	404,418	401,568
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1 FRN 0.310% 5/25/47	84,855	83,935
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.490% 9/25/34	225,652	214,354
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.760% 2/25/35	388,688	362,799
Morgan Stanley Capital I, Series 2005-HE4, Class A2C FRN 0.630% 7/25/35	356,835	344,123
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.450% 3/25/36	358,856	330,815
Securitized Asset-Backed Receivables LLC Trust, Series 2005-FR5, Class A1A FRN 0.550% 8/25/35	111,961	110,300

		2,950,833

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 10.6%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.483% 9/25/25	$487,582	$486,262
Access Group, Inc., Series 2003-1, Class A2 FRN 0.563% 12/27/16	290,125	288,556
Access to Loans for Learning Student Loan Corp., Series 2003-IV, Class A6 FRN 0.688% 1/25/13	232,102	230,652
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.630% 11/25/34	345,082	324,874
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.313% 3/28/17	482,234	477,947
CNH Equipment Trust, Series 2010-C, Class A2 0.830% 4/15/13	375,000	375,147
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.061% 12/15/15	400,000	400,000
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 1.760% 1/25/47	200,000	190,750
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.760% 1/25/47	675,000	577,125
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 1.761% 1/25/47	675,000	644,625
Collegiate Funding Services Education Loan Trust I, Series 2003-A, Class A2 FRN 0.603% 9/28/20	207,328	207,325
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.602% 12/15/17	1,006,827	1,006,524
First Franklin Mortgage Loan Asset- Backed Certificates, Series 2005-FF3, Class M1 FRN 0.660% 4/25/35	670,000	641,442
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.318% 5/25/22	513,300	512,919
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.818% 11/25/44	325,000	254,733
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.729% 1/01/44	200,000	169,875

	Principal Amount	Value
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.730% 1/01/44	$275,000	$233,578
Keycorp Student Loan Trust, Series 2005-A, Class 2A2 FRN 0.433% 3/27/24	199,953	192,741
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN 0.290% 3/25/25	561,046	556,936
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.410% 2/25/26	209,815	208,024
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.460% 9/25/25	287,867	284,084
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.458% 5/25/27	549,796	542,370
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.060% 4/25/46	247,646	249,693
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.404% 10/28/26	576,282	569,794
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.474% 4/28/17	964,650	963,042
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.482% 11/28/23	167,112	163,950
Pennsylvania Higher Education Assistance Agency, Series 2006-1, Class A1 FRN 0.303% 7/25/19	233,204	232,375
PFS Financing Corp., Series 2009-D, Class A FRN (a) 2.061% 2/15/14	1,000,000	1,011,800
SLC Student Loan Trust, Series 2005-1, Class A1 FRN 0.296% 2/15/18	178,180	178,157
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.423% 1/15/19	479,000	463,451
SLM Student Loan Trust, Series 2006-6, Class A1 FRN 0.293% 10/25/18	45,315	45,258
SLM Student Loan Trust, Series 2007-1, Class A2 FRN 0.303% 1/25/16	45,863	45,843
SLM Student Loan Trust, Series 2006-8, Class A2 FRN 0.303% 10/25/16	9,369	9,365

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-7, Class A3 FRN 0.323% 7/25/18	$4,403	$4,400
SLM Student Loan Trust, Series 2004-B, Class A1 FRN 0.352% 6/15/18	191,599	189,913
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.352% 9/15/20	175,305	172,994
SLM Student Loan Trust, Series 2006-B, Class A2 FRN 0.352% 6/15/21	185,833	185,324
SLM Student Loan Trust, Series 2006-A, Class A2 FRN 0.382% 12/15/20	715,072	711,069
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.383% 4/25/17	131,418	131,225
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.393% 4/25/22	38,444	38,321
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.393% 4/25/22	162,497	162,248
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.393% 7/25/22	671,903	670,003
SLM Student Loan Trust, Series 2002-1, Class A2 FRN 0.398% 4/25/17	64,471	64,395
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.482% 3/15/19	557,406	556,041
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.502% 3/15/19	290,717	290,698
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.503% 1/25/16	123,310	122,941
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.522% 12/15/17	607,672	606,453
SLM Student Loan Trust, Series 2008-1, Class A1 FRN 0.553% 7/25/13	81,584	81,598
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.603% 1/26/15	273,333	273,473
SLM Student Loan Trust, Series 2008-6, Class A1 FRN 0.703% 10/27/14	259,497	259,745

	Principal Amount	Value
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.803% 10/25/17	$245,000	$245,752
SLM Student Loan Trust, Series 2003-7, Class B FRN 0.872% 9/15/39	827,067	681,636
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.892% 3/15/38	278,583	231,008
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.952% 6/15/38	327,624	272,227
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.952% 12/15/38	649,156	534,320
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.710% 12/15/16	2,500,000	2,499,986
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.911% 12/15/17	459,296	457,494
SLM Student Loan Trust, Series 2003-5, Class B FRN 3.758% 9/15/39	550,000	444,125
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.424% 7/28/26	276,352	270,525
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.494% 10/28/28	216,732	213,977
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.753% 1/25/21	673,195	672,943
Tax Liens Securitization Trust, Series 2010-1A, Class 1A1 (a) 0.880% 4/15/18	110,220	110,186
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	275,000	274,505
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.510% 5/15/20	996,667	959,292

		25,128,034

WL Collateral CMO — 0.8%
Merrill Lynch Mortgage Investors, Inc., Series 2005-AR1, Class A1A FRN 0.540% 6/25/36	259,269	253,380
Morgan Stanley Reremic Trust 3.000% 7/17/56	1,551,798	1,553,737

		1,807,117

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.4%
Structured Asset Securities Corp., Series 2006-BC3, Class A2 FRN 0.310% 10/25/36	$161,119	$159,929
Structured Asset Securities Corp., Series 2006-BC4, Class A2 FRN 0.310% 12/25/36	493,382	487,059
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.510% 11/25/37	251,221	240,254

		887,242

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,262,553)		43,154,600

U.S. TREASURY OBLIGATIONS — 104.4%
U.S. Treasury Bonds & Notes — 104.4%
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	4,982,524	5,155,885
U.S. Treasury Inflation Index (b) 0.625% 4/15/13	5,175,850	5,367,033
U.S. Treasury Inflation Index 1.125% 1/15/21	1,000,230	1,005,537
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	6,937,268	7,377,177
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	8,889,061	9,123,232
U.S. Treasury Inflation Index 1.375% 7/15/18	2,988,144	3,176,883
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	9,516,073	9,920,982
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	9,167,040	9,906,238
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	7,284,760	7,867,905
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	6,162,019	6,124,046
U.S. Treasury Inflation Index 1.875% 7/15/13	6,879,758	7,387,870
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	10,039,554	11,027,446
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	6,706,923	7,329,410
U.S. Treasury Inflation Index (b) 2.000% 4/15/12	7,644,793	7,950,871
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	12,066,489	13,082,260
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	12,286,645	13,431,606
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	5,798,571	6,402,621

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	$7,915,160	$8,246,904
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	7,633,059	8,496,502
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	6,802,723	6,879,679
U.S. Treasury Inflation Index 2.375% 1/15/17	6,423,022	7,247,979
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	11,694,657	12,842,268
U.S. Treasury Inflation Index 2.375% 1/15/27	3,526,153	3,837,077
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	8,125,725	9,238,948
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	7,439,430	8,223,220
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	8,039,156	9,249,953
U.S. Treasury Inflation Index (b) 3.000% 7/15/12	12,211,692	13,009,191
U.S. Treasury Inflation Index 3.375% 1/15/12	1,848,345	1,932,745
U.S. Treasury Inflation Index 3.375% 4/15/32	936,837	1,176,363
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	9,469,530	11,949,807
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	10,028,708	13,118,839

		247,086,477

TOTAL U.S. TREASURY OBLIGATIONS (Cost $235,948,242)		247,086,477

TOTAL BONDS & NOTES (Cost $291,294,084)		304,388,724

TOTAL LONG-TERM INVESTMENTS (Cost $291,294,084)		304,388,724

SHORT-TERM INVESTMENTS — 61.9%
Commercial Paper — 61.8%
Abbey National Treasury Services PLC 0.410% 3/01/11	4,350,000	4,348,613
Abbey National Treasury Services PLC 0.420% 4/15/11	2,000,000	1,998,297
AGL Capital Corp. (a) 0.360% 2/14/11	1,575,000	1,574,795
AGL Capital Corp. (a) 0.370% 2/22/11	2,000,000	1,999,568
Bacardi USA, Inc. 0.370% 2/24/11	3,675,000	3,674,131

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BAE Systems Holdings, Inc. (a) 0.360% 4/01/11	$3,650,000	$3,647,847
BG Energy Finance, Inc. (a) 0.350% 2/14/11	1,050,000	1,049,867
BG Energy Finance, Inc. (a) 0.370% 4/15/11	700,000	699,475
BG Energy Finance, Inc. (a) 0.430% 5/03/11	1,000,000	998,913
Block Financial LLC (a) 0.530% 2/01/11	3,650,000	3,650,000
BMW US Capital LLC (a) 0.420% 4/11/11	3,650,000	3,647,062
Carnival Corp. (a) 0.360% 3/07/11	3,475,000	3,473,819
Centrica PLC (a) 0.500% 4/21/11	4,000,000	3,995,611
Comcast Corp. (a) 0.370% 3/08/11	3,650,000	3,648,687
Covidien International Finance SA (a) 0.370% 3/01/11	1,350,000	1,349,612
Covidien International Finance SA (a) 0.380% 2/09/11	5,000,000	4,999,578
Danske Corp. (a) 0.360% 4/07/11	750,000	749,513
Danske Corp. (a) 0.360% 4/27/11	1,400,000	1,398,810
Danske Corp. (a) 0.370% 4/07/11	2,350,000	2,348,430
Danske Corp. (a) 0.380% 5/31/11	1,000,000	998,744
Danske Corp. (a) 0.400% 4/11/11	837,000	836,358
Deutsche Bank Financial LLC 0.320% 5/02/11	1,400,000	1,398,880
Duke Energy Corp. (a) 0.350% 3/30/11	1,000,000	999,446
Eaton Corp. (a) 0.380% 3/23/11	4,000,000	3,997,889
Elsevier Finance SA (a) 0.400% 2/07/11	4,000,000	3,999,733
Enbridge Energy Partners LP (a) 0.390% 2/10/11	2,725,000	2,724,734
Enbridge Energy Partners LP (a) 0.400% 2/04/11	925,000	924,969
ERAC USA Finance Co. (a) 0.400% 3/16/11	3,650,000	3,648,256
FCAR Owner Trust II 0.380% 3/01/11	6,000,000	5,998,227
HJ Heinz Finance Co. (a) 0.390% 4/18/11	3,675,000	3,671,974
ING US Funding LLC 0.320% 5/25/11	1,250,000	1,248,744

	Principal Amount	Value
Johnson Controls, Inc. (a) 0.360% 2/14/11	$3,650,000	$3,649,526
Lincoln National Corp. (a) 0.360% 4/04/11	3,650,000	3,647,737
National Grid USA (a) 0.540% 3/01/11	4,000,000	3,998,320
Natixis US Finance Co. LLC 0.380% 4/05/11	3,850,000	3,847,440
Natixis US Finance Co. LLC 0.450% 4/26/11	2,500,000	2,497,375
NextEra Energy Capital Holdings, Inc. 0.370% 2/11/11	921,000	920,905
Nissan Motor Acceptance Corp. (a) 0.430% 2/16/11	4,000,000	3,999,283
Pall Corp. (a) 0.400% 3/09/11	3,650,000	3,648,540
Royal Bank of Scotland Group PLC (a) 0.360% 5/05/11	6,000,000	5,994,420
Ryder System, Inc. 0.410% 2/17/11	4,000,000	3,999,271
Societe Generale North America, Inc. 0.370% 2/04/11	775,000	774,976
Societe Generale North America, Inc. 0.395% 4/21/11	2,375,000	2,372,941
Societe Generale North America, Inc. 0.400% 3/01/11	1,000,000	999,689
Societe Generale North America, Inc. 0.450% 4/26/11	2,200,000	2,197,690
South Carolina Electric & Gas 0.360% 2/09/11	3,400,000	3,399,728
Verizon Communications, Inc. (a) 0.350% 4/25/11	6,350,000	6,344,876
Virginia Electric and Power Co. 0.370% 3/14/11	3,650,000	3,648,462
Volkswagen Group of America, Inc. (a) 0.420% 2/14/11	4,000,000	3,999,393
Wellpoint, Inc. (a) 0.350% 2/07/11	5,000,000	4,999,708
Xcel Energy, Inc. (a) 0.350% 3/15/11	1,600,000	1,599,347

		146,240,209

Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/11, 0.010%, due 2/01/11 (c)	397,140	397,140

TOTAL SHORT-TERM INVESTMENTS (Cost $146,637,349)		146,637,349

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Value

TOTAL INVESTMENTS — 190.5% (Cost $437,931,433) (d)	$451,026,073

Other Assets/(Liabilities) — (90.5)%	(214,317,768)

NET ASSETS — 100.0%	$236,708,305

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to a value of $115,412,534 or 48.76% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	Maturity value of $397,141. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $407,962.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.2%

CORPORATE DEBT — 36.6%
Advertising — 0.2%
WPP Finance 8.000% 9/15/14	$2,405,000	$2,799,302

Aerospace & Defense — 0.5%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	1,375,000	1,519,133
Goodrich Corp. 6.125% 3/01/19	595,000	669,282
L-3 Communications Corp. 4.750% 7/15/20	105,000	103,974
L-3 Communications Corp. 6.375% 10/15/15	3,124,000	3,221,625
Lockheed Martin Corp. 5.500% 11/15/39	240,000	234,554
United Technologies Corp. 6.125% 7/15/38	465,000	517,646

		6,266,214

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	225,000	254,011

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	298,780	112,789

Banks — 2.1%
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,037,870
Bank of America Corp. 5.625% 7/01/20	10,000	10,284
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,628,186
Bank of America Corp. Series L 5.650% 5/01/18	300,000	312,472
Barclays Bank PLC 5.200% 7/10/14	700,000	759,914
Barclays Bank PLC 6.750% 5/22/19	1,300,000	1,458,063
Capital One Financial Corp. 7.375% 5/23/14	930,000	1,067,855
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,059,882
Credit Suisse New York 5.500% 5/01/14	585,000	643,591
Deutsche Bank AG 3.250% 1/11/16	2,700,000	2,711,610
First Horizon National Corp. 5.375% 12/15/15	1,900,000	1,959,299
HSBC Holdings PLC 6.500% 9/15/37	1,995,000	2,021,127

	Principal Amount	Value
ICICI Bank Ltd. (a) 5.500% 3/25/15	$1,880,000	$1,960,710
PNC Funding Corp. 4.375% 8/11/20	2,600,000	2,573,979
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	1,450,000	1,489,990
UBS AG 5.750% 4/25/18	1,500,000	1,618,624
Wachovia Bank NA 6.600% 1/15/38	690,000	757,819
Wachovia Corp. 5.300% 10/15/11	1,683,000	1,739,165
Wachovia Corp. 5.750% 6/15/17	220,000	245,835
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,149,075
Wells Fargo & Co. 5.625% 12/11/17	575,000	638,708

		27,844,058

Beverages — 0.2%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	1,269,000	1,383,597
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	119,000	129,218
Foster’s Finance Corp. (a) 6.875% 6/15/11	872,000	891,422

		2,404,237

Building Materials — 0.6%
CRH America, Inc. 8.125% 7/15/18	230,000	267,007
Lafarge SA (a) 5.500% 7/09/15	3,300,000	3,484,764
Lafarge SA 6.150% 7/15/11	600,000	613,768
Masco Corp. 7.125% 8/15/13	1,250,000	1,356,319
Masco Corp. 7.125% 3/15/20	1,000,000	1,043,782
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,469,746

		8,235,386

Chemicals — 0.7%
Airgas, Inc. 4.500% 9/15/14	1,365,000	1,437,136
Albemarle Corp. 4.500% 12/15/20	1,100,000	1,086,138
Ashland, Inc. 9.125% 6/01/17	835,000	971,731
Cytec Industries, Inc. 8.950% 7/01/17	450,000	548,439

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Dow Chemical Co. 7.600% 5/15/14	$170,000	$197,525
The Dow Chemical Co. 8.550% 5/15/19	375,000	468,101
Ecolab, Inc. 6.875% 2/01/11	110,000	110,000
EI du Pont de Nemours & Co. 6.000% 7/15/18	160,000	183,364
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,815,000	1,775,418
Praxair, Inc. 5.250% 11/15/14	545,000	609,422
Rohm and Haas Co. 7.850% 7/15/29	1,000,000	1,146,177
Valspar Corp. 7.250% 6/15/19	650,000	745,115

		9,278,566

Coal — 0.1%
Consol Energy, Inc. (a) 8.250% 4/01/20	850,000	928,625

Commercial Services — 0.3%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,400,000	1,420,891
Deluxe Corp. 7.375% 6/01/15	500,000	518,750
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	1,970,000	2,014,250
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	364,000

		4,317,891

Computers — 0.4%
Brocade Communications Systems, Inc. 6.625% 1/15/18	230,000	244,375
Brocade Communications Systems, Inc. 6.875% 1/15/20	115,000	122,475
EMC Corp., Convertible 1.750% 12/01/13	1,300,000	2,106,000
HP Enterprise Services LLC Series B 6.000% 8/01/13	1,646,000	1,832,264
International Business Machines Corp. 5.600% 11/30/39	825,000	872,667

		5,177,781

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	270,000	293,773

Diversified Financial — 5.1%
American Express Co. 6.150% 8/28/17	1,060,000	1,193,325
American Express Co. 7.250% 5/20/14	715,000	818,839

	Principal Amount	Value
American Express Co. 8.125% 5/20/19	$610,000	$756,627
American General Finance Corp. 6.500% 9/15/17	1,155,000	975,975
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,794,225
BlackRock, Inc. 5.000% 12/10/19	525,000	548,702
BlackRock, Inc. 6.250% 9/15/17	1,075,000	1,212,574
Boeing Capital Corp. Ltd. 5.800% 1/15/13	580,000	631,661
Citigroup, Inc. 4.750% 5/19/15	590,000	622,661
Citigroup, Inc. 5.375% 8/09/20	1,545,000	1,582,295
Citigroup, Inc. 5.500% 10/15/14	1,025,000	1,114,925
Citigroup, Inc. 5.500% 2/15/17	2,495,000	2,597,547
Citigroup, Inc. 5.875% 5/29/37	1,175,000	1,130,048
Citigroup, Inc. 6.375% 8/12/14	2,015,000	2,248,970
Citigroup, Inc. 8.125% 7/15/39	225,000	274,842
Citigroup, Inc. 8.500% 5/22/19	815,000	997,608
Eaton Vance Corp. 6.500% 10/02/17	485,000	549,788
Ford Motor Credit Co. LLC 8.700% 10/01/14	3,100,000	3,556,140
General Electric Capital Corp. 2.800% 1/08/13	1,985,000	2,037,003
General Electric Capital Corp. 4.625% 1/07/21	2,500,000	2,475,910
General Electric Capital Corp. 5.500% 1/08/20	600,000	638,525
General Electric Capital Corp. 5.900% 5/13/14	1,500,000	1,664,438
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	1,675,526
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	926,357
The Goldman Sachs Group, Inc. 5.625% 1/15/17	6,240,000	6,590,651
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	457,507
The Goldman Sachs Group, Inc. 6.250% 2/01/41	750,000	758,134
The Goldman Sachs Group, Inc. 6.750% 10/01/37	920,000	923,290

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HSBC Finance Corp. 5.900% 6/19/12	$130,000	$137,761
HSBC Finance Corp. 6.375% 10/15/11	669,000	694,968
Janus Capital Group, Inc. 6.700% 6/15/17	1,400,000	1,479,229
JP Morgan Chase & Co. 4.950% 3/25/20	2,125,000	2,162,181
Lazard Group LLC 6.850% 6/15/17	1,575,000	1,649,830
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,617,925
Merrill Lynch & Co., Inc. 5.450% 2/05/13	5,775,000	6,117,590
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	602,917
Morgan Stanley 4.200% 11/20/14	4,085,000	4,241,202
Morgan Stanley 5.450% 1/09/17	1,526,000	1,594,011
Morgan Stanley 5.625% 9/23/19	1,415,000	1,428,720
The NASDAQ OMX Group, Inc. 5.250% 1/16/18	650,000	663,021
SLM Corp. 5.000% 10/01/13	2,129,000	2,189,442
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	531,424

		66,864,314

Electric — 2.6%
Allegheny Energy Supply Co. LLC (a) 8.250% 4/15/12	2,116,000	2,260,916
Ameren Corp. 8.875% 5/15/14	1,985,000	2,275,499
Carolina Power & Light Co. 6.125% 9/15/33	37,000	39,844
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	610,000	701,280
CMS Energy Corp. 5.050% 2/15/18	1,875,000	1,862,271
CMS Energy Corp. 6.250% 2/01/20	1,055,000	1,089,396
CMS Energy Corp. 6.300% 2/01/12	67,000	71,067
IPALCO Enterprises, Inc. 8.625% 11/14/11	4,827,000	5,044,215
Kansas Gas & Electric Co. 5.647% 3/29/21	1,445,180	1,545,286
Kiowa Power Partners LLC (a) 4.811% 12/30/13	619,940	637,336
MidAmerican Energy Co. 5.125% 1/15/13	69,000	74,385

	Principal Amount	Value
MidAmerican Energy Holdings Co. 5.950% 5/15/37	$1,525,000	$1,571,183
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	978,847	1,010,659
Monongahela Power 6.700% 6/15/14	1,667,000	1,853,706
Nevada Power Co. Series L 5.875% 1/15/15	2,193,000	2,451,741
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,115,242
NRG Energy, Inc. 8.500% 6/15/19	1,175,000	1,224,937
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	87,753
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	159,078
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	818,989
PPL Energy Supply LLC 6.300% 7/15/13	1,900,000	2,091,007
Progress Energy, Inc. 7.100% 3/01/11	79,216	79,615
Tenaska Oklahoma (a) 6.528% 12/30/14	906,941	891,459
TransAlta Corp. 6.650% 5/15/18	800,000	902,563
Tri-State Generation & Transmission Association Series 2003 Class A (a) 6.040% 1/31/18	1,327,550	1,435,945
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,042,266
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,571,122

		33,908,760

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	2,800,000	2,779,000

Electronics — 0.3%
Amphenol Corp. 4.750% 11/15/14	573,000	614,988
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	723,958
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,230,512
Avnet, Inc. 5.875% 3/15/14	1,080,000	1,168,174

		3,737,632

Entertainment — 0.2%
International Game Technology 5.500% 6/15/20	750,000	763,682

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Peninsula Gaming LLC 8.375% 8/15/15	$1,555,000	$1,648,300

		2,411,982

Environmental Controls — 0.4%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	3,024,000	3,028,221
Republic Services, Inc. 5.000% 3/01/20	1,300,000	1,359,793
Republic Services, Inc. 5.250% 11/15/21	795,000	838,487
Republic Services, Inc. 6.750% 8/15/11	78,000	80,201

		5,306,702

Foods — 0.7%
ConAgra Foods, Inc. 6.750% 9/15/11	13,248	13,733
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,110,249
General Mills, Inc. 5.400% 6/15/40	65,000	64,522
Kellogg Co. 5.125% 12/03/12	2,700,000	2,896,033
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,660,771
Kraft Foods, Inc. 5.375% 2/10/20	1,635,000	1,743,832
Kraft Foods, Inc. 6.500% 2/09/40	550,000	589,166
The Kroger Co. 7.500% 1/15/14	830,000	955,972
Ralcorp Holdings, Inc. 4.950% 8/15/20	850,000	846,789

		9,881,067

Forest Products & Paper — 0.5%
International Paper Co. 7.300% 11/15/39	820,000	924,640
International Paper Co. 9.375% 5/15/19	290,000	374,465
The Mead Corp. 7.550% 3/01/47	1,520,000	1,427,548
Rock-Tenn Co. 5.625% 3/15/13	505,000	523,938
Rock-Tenn Co. 8.200% 8/15/11	1,891,000	1,947,730
Rock-Tenn Co. 9.250% 3/15/16	530,000	581,675
Verso Paper Holdings LLC 11.500% 7/01/14	700,000	771,750

		6,551,746

	Principal Amount	Value
Gas — 0.3%
Northern Natural Gas Co. (a) 7.000% 6/01/11	$709,000	$723,300
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	1,573,000	1,548,941
Southwest Gas Corp. 8.375% 2/15/11	1,133,000	1,135,742

		3,407,983

Health Care – Products — 0.6%
Beckman Coulter, Inc. 6.000% 6/01/15	1,010,000	1,101,630
Beckman Coulter, Inc. 7.000% 6/01/19	805,000	878,550
Boston Scientific Corp. 4.500% 1/15/15	3,805,000	3,910,345
Boston Scientific Corp. 5.450% 6/15/14	91,000	97,300
Boston Scientific Corp. 6.000% 1/15/20	950,000	984,546
Covidien International Finance SA 6.550% 10/15/37	95,000	108,647
Johnson & Johnson 5.850% 7/15/38	245,000	272,758

		7,353,776

Health Care – Services — 0.4%
Apria Healthcare Group, Inc. 11.250% 11/01/14	2,150,000	2,373,062
CIGNA Corp. 5.125% 6/15/20	650,000	682,460
Roche Holdings, Inc. (a) 6.000% 3/01/19	370,000	427,543
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	307,887
WellPoint, Inc. 4.350% 8/15/20	1,665,000	1,657,268

		5,448,220

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,317,815
Leucadia National Corp. 7.000% 8/15/13	636,000	682,110
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,995,840

		3,995,765

Home Builders — 0.1%
Toll Brothers Finance Corp. 4.950% 3/15/14	750,000	769,615

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	$460,000	$534,007

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	845,000	850,269

Housewares — 0.1%
Toro Co. 7.800% 6/15/27	773,000	848,527

Insurance — 1.6%
Aflac, Inc. 8.500% 5/15/19	585,000	722,863
The Allstate Corp. 5.550% 5/09/35	875,000	869,682
The Allstate Corp. 7.450% 5/16/19	200,000	242,193
American International Group, Inc. 3.650% 1/15/14	400,000	411,562
American International Group, Inc. 6.400% 12/15/20	1,300,000	1,387,052
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	835,000	856,616
Berkshire Hathaway, Inc. 3.200% 2/11/15	2,825,000	2,921,604
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,099,528
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	1,820,000	1,838,826
Lincoln National Corp. 4.300% 6/15/15	600,000	618,998
Lincoln National Corp. 6.300% 10/09/37	1,245,000	1,262,637
Lincoln National Corp. 7.000% 6/15/40	700,000	778,284
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,694,860
MetLife, Inc. Series A 6.817% 8/15/18	235,000	274,156
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	787,038
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,240,056
Prudential Financial, Inc. 4.500% 11/15/20	700,000	690,297
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,195,556
Prudential Financial, Inc. 6.200% 11/15/40	500,000	520,155
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	837,176

		21,249,139

	Principal Amount	Value
Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	$1,765,000	$1,976,800

Investment Companies — 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	1,023,000	1,138,086

Iron & Steel — 1.4%
AK Steel Corp. 7.625% 5/15/20	785,000	800,700
Allegheny Technologies, Inc. 5.950% 1/15/21	900,000	940,480
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	882,064
ArcelorMittal 3.750% 8/05/15	1,500,000	1,517,689
ArcelorMittal 5.250% 8/05/20	1,700,000	1,687,454
ArcelorMittal 9.000% 2/15/15	3,080,000	3,694,673
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,707,888
Reliance Steel & Aluminum Co. 6.850% 11/15/36	2,536,000	2,359,619
Steel Dynamics, Inc. 7.375% 11/01/12	3,975,000	4,203,562

		18,794,129

Lodging — 0.7%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,448,480
Marriott International, Inc. 5.810% 11/10/15	425,000	466,527
Marriott International, Inc. 6.200% 6/15/16	4,038,000	4,425,127
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	165,000	174,900
Wyndham Worldwide Corp. 6.000% 12/01/16	1,150,000	1,211,160
Wynn Las Vegas LLC 7.750% 8/15/20	1,100,000	1,166,000

		8,892,194

Machinery – Diversified — 0.2%
Roper Industries, Inc. 6.625% 8/15/13	2,355,000	2,622,076

Manufacturing — 0.5%
General Electric Co. 5.250% 12/06/17	1,145,000	1,240,021
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,103,120

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	$1,000,000	$1,142,893
Tyco Electronics Group SA 6.000% 10/01/12	1,215,000	1,304,547
Tyco Electronics Group SA 6.550% 10/01/17	1,100,000	1,260,109
Tyco International Finance SA 8.500% 1/15/19	800,000	1,026,070

		7,076,760

Media — 1.5%
CBS Corp. 4.300% 2/15/21	1,250,000	1,183,184
CBS Corp. 7.875% 7/30/30	970,000	1,130,459
Comcast Cable Communications Holdings, Inc. 8.375% 3/15/13	121,000	137,800
Comcast Cable Communications Holdings, Inc. 9.800% 2/01/12	155,000	167,654
Comcast Corp. 5.500% 3/15/11	1,142,000	1,148,658
Comcast Corp. 6.400% 5/15/38	1,035,000	1,070,987
Cox Communications, Inc. 6.750% 3/15/11	196,000	197,433
NBC Universal, Inc. (a) 5.150% 4/30/20	1,400,000	1,443,506
NBC Universal, Inc. (a) 6.400% 4/30/40	100,000	103,361
News America, Inc. 6.900% 8/15/39	525,000	587,600
Rogers Cable, Inc. 7.875% 5/01/12	2,398,000	2,596,936
Scholastic Corp. 5.000% 4/15/13	2,024,000	2,039,180
Thomson Corp. 5.700% 10/01/14	1,545,000	1,727,514
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	702,300
Time Warner Cable, Inc. 7.500% 4/01/14	1,345,000	1,550,997
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	291,526
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	462,926
Time Warner, Inc. 4.700% 1/15/21	900,000	912,125
Time Warner, Inc. 6.100% 7/15/40	950,000	965,001

	Principal Amount	Value
Viacom, Inc. 6.250% 4/30/16	$1,188,000	$1,351,369

		19,770,516

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	400,000	442,154

Mining — 0.4%
Alcoa, Inc. 6.150% 8/15/20	1,775,000	1,888,098
Teck Resources Ltd. 10.750% 5/15/19	1,100,000	1,430,000
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,811,325
Vale Overseas Ltd. 6.875% 11/10/39	490,000	518,288

		5,647,711

Office Equipment/Supplies — 0.2%
Xerox Corp. 4.250% 2/15/15	800,000	842,226
Xerox Corp. 5.500% 5/15/12	1,175,000	1,237,270

		2,079,496

Office Furnishings — 0.6%
Herman Miller, Inc. 7.125% 3/15/11	2,259,000	2,259,666
Steelcase, Inc. (c) 6.375% 2/15/21	2,300,000	2,348,291
Steelcase, Inc. 6.500% 8/15/11	2,694,000	2,764,297

		7,372,254

Oil & Gas — 2.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,800,000	3,092,810
ConocoPhillips 6.500% 2/01/39	675,000	780,479
Devon Energy Corp. 6.300% 1/15/19	660,000	775,092
Mobil Corp. 8.625% 8/15/21	201,000	270,394
Motiva Enterprises LLC (a) 5.750% 1/15/20	1,285,000	1,429,379
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,093,680
Nexen, Inc. 7.500% 7/30/39	1,665,000	1,794,286
Noble Holding International Ltd. 7.375% 3/15/14	2,365,000	2,677,726
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	202,233

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petrobras International Finance Co. 3.875% 1/27/16	$1,275,000	$1,287,087
Petrobras International Finance Co. 5.375% 1/27/21	1,430,000	1,438,215
Petrobras International Finance Co. 6.750% 1/27/41	615,000	620,136
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,704,365
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,429,514
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,185,000
Rowan Cos., Inc. 5.000% 9/01/17	1,000,000	1,024,605
Shell International Finance BV 5.500% 3/25/40	450,000	463,590
Tesoro Corp. 6.500% 6/01/17	1,100,000	1,122,000
Transocean, Inc., Convertible 1.500% 12/15/37	1,300,000	1,293,500
Valero Energy Corp. 4.500% 2/01/15	1,320,000	1,395,037
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,245,163

		27,324,291

Oil & Gas Services — 0.5%
Baker Hughes, Inc. 5.125% 9/15/40	1,100,000	1,044,564
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	3,424,000	3,389,760
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	1,625,000	1,511,250

		5,945,574

Packaging & Containers — 0.4%
Ball Corp. 7.125% 9/01/16	1,320,000	1,435,500
Packaging Corporation of America 5.750% 8/01/13	1,050,000	1,128,859
Sealed Air Corp. (a) 5.625% 7/15/13	2,175,000	2,297,835
Sealed Air Corp. (a) 6.875% 7/15/33	717,000	670,120

		5,532,314

Pharmaceuticals — 0.4%
Abbott Laboratories 5.300% 5/27/40	1,900,000	1,883,088
Abbott Laboratories 5.600% 11/30/17	200,000	228,739

	Principal Amount	Value
Eli Lilly & Co. 5.950% 11/15/37	$260,000	$280,957
Merck & Co., Inc. 5.850% 6/30/39	255,000	280,254
Mylan, Inc. (a) 7.625% 7/15/17	800,000	872,000
Pfizer, Inc. 7.200% 3/15/39	970,000	1,207,785

		4,752,823

Pipelines — 3.1%
Alliance Pipeline LP (a) 6.996% 12/31/19	893,445	1,046,220
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	973,324
Buckeye Partners LP 4.875% 2/01/21	900,000	898,184
CenterPoint Energy Resources Corp. (a) 4.500% 1/15/21	650,000	646,894
CenterPoint Energy Resources Corp. (a) 5.850% 1/15/41	645,000	641,815
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	1,050,000	1,092,526
DCP Midstream LLC (a) 9.750% 3/15/19	70,000	90,433
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,900,000	2,924,317
Enogex LLC (a) 6.875% 7/15/14	3,300,000	3,662,881
Enterprise Products Operating LP 3.200% 2/01/16	600,000	602,996
Enterprise Products Operating LP 5.950% 2/01/41	1,600,000	1,562,694
Enterprise Products Operating LP 7.500% 2/01/11	735,000	735,000
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	924,076
Kern River Funding Corp. (a) 4.893% 4/30/18	2,310,765	2,508,539
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	762,332
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	584,033
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	69,999
Kinder Morgan Energy Partners LP 7.125% 3/15/12	59,000	62,813
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	3,880,500
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,285,592

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NGPL PipeCo LLC (a) 6.514% 12/15/12	$2,875,000	$3,107,671
ONEOK Partners LP 3.250% 2/01/16	600,000	601,236
ONEOK Partners LP 6.125% 2/01/41	1,500,000	1,489,806
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	1,945,000	2,099,007
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,280,000	1,392,070
Southern Natural Gas Co. (a) 5.900% 4/01/17	1,345,000	1,450,497
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	953,350
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	894,165
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	1,830,000	2,027,896
Williams Partners LP 5.250% 3/15/20	2,045,000	2,107,622

		41,078,488

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	1,050,000	1,073,397
Brookfield Asset Management, Inc. 7.125% 6/15/12	685,000	729,478

		1,802,875

Real Estate Investment Trusts (REITS) — 0.6%
Boston Properties LP 4.125% 5/15/21	840,000	803,566
Mack-Cali Realty LP 5.250% 1/15/12	740,000	764,906
Senior Housing Properties Trust 4.300% 1/15/16	1,900,000	1,885,341
Senior Housing Properties Trust 8.625% 1/15/12	457,000	479,259
Simon Property Group LP 4.200% 2/01/15	275,000	289,348
Simon Property Group LP 4.375% 3/01/21	2,500,000	2,466,840
Simon Property Group LP 5.650% 2/01/20	830,000	903,164

		7,592,424

Retail — 0.7%
CVS Caremark Corp. 6.125% 9/15/39	895,000	925,119
J.C. Penney Co., Inc. 5.650% 6/01/20	2,000,000	1,930,000
J.C. Penney Corp., Inc. 7.950% 4/01/17	649,000	710,655

	Principal Amount	Value
Lowe’s Cos., Inc. 5.600% 9/15/12	$1,350,000	$1,451,641
McDonald’s Corp. 6.300% 10/15/37	645,000	739,565
Nordstrom, Inc. 6.750% 6/01/14	480,000	549,039
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	868,815
Sears Roebuck Acceptance Corp. 6.750% 8/15/11	167,216	170,560
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,140,911

		9,486,305

Savings & Loans — 0.2%
Glencore Funding LLC (a) 6.000% 4/15/14	2,330,000	2,466,237
Targeted Return Index Securities Trust (Acquired 1/16/02, Cost $1,899,624) VRN (a) (d) 6.814% 1/15/12	776,768	796,102
Washington Mutual Bank (b) 5.650% 8/15/14	4,038,000	5,048

		3,267,387

Software — 0.5%
CA, Inc. 5.375% 12/01/19	530,000	545,913
Microsoft Corp. 3.000% 10/01/20	2,325,000	2,188,302
Microsoft Corp. 4.500% 10/01/40	1,700,000	1,537,585
Oracle Corp. 3.875% 7/15/20	1,000,000	989,451
Oracle Corp. 5.375% 7/15/40	900,000	867,152
Oracle Corp. 6.125% 7/08/39	565,000	608,614

		6,737,017

Storage & Warehousing — 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (a) 8.875% 3/15/18	2,600,000	2,834,000

Telecommunications — 2.3%
America Movil SAB de CV 5.000% 3/30/20	730,000	757,106
America Movil SAB de CV 6.125% 3/30/40	760,000	786,723
American Tower Corp. 4.500% 1/15/18	2,800,000	2,780,932
American Tower Corp. 5.050% 9/01/20	2,850,000	2,811,588

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc. 6.500% 9/01/37	$1,485,000	$1,563,571
British Telecom PLC STEP 9.875% 12/15/30	1,050,000	1,402,401
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	2,365,000	2,733,869
CenturyLink, Inc. 5.500% 4/01/13	1,225,000	1,273,690
CenturyLink, Inc. 6.150% 9/15/19	760,000	786,633
Cisco Systems, Inc. 5.500% 1/15/40	485,000	488,495
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	381,987
Embarq Corp. 7.082% 6/01/16	561,000	638,713
Embarq Corp. 7.995% 6/01/36	200,000	225,362
Rogers Communications, Inc. 5.500% 3/15/14	822,000	908,096
Rogers Communications, Inc. 6.375% 3/01/14	1,553,000	1,757,536
Rogers Communications, Inc. 7.500% 8/15/38	160,000	196,535
Telecom Italia Capital 6.000% 9/30/34	153,000	130,352
Telecom Italia Capital 6.175% 6/18/14	1,825,000	1,945,198
Verizon Communications, Inc. 8.750% 11/01/18	1,815,000	2,355,961
Verizon Global Funding Corp. 4.375% 6/01/13	840,000	900,026
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,208,575
Verizon Virginia, Inc. Series A 4.625% 3/15/13	46,000	48,667
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,680,000	2,840,800
Windstream Corp. 7.875% 11/01/17	1,610,000	1,724,713

		30,647,529

Textiles — 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	1,306,000	1,372,932

Transportation — 0.7%
Bristow Group, Inc. 7.500% 9/15/17	3,707,000	3,910,885
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,164,166

	Principal Amount	Value
Canadian National Railway Co. 5.850% 11/15/17	$725,000	$816,321
Canadian National Railway Co. 6.375% 11/15/37	1,070,000	1,209,293
CSX Corp. 7.250% 5/01/27	733,000	836,236
Federal Express Corp. 7.500% 7/15/19	64,099	67,717
Norfolk Southern Corp. 7.250% 2/15/31	110,000	132,431
Ryder System, Inc. 5.000% 6/15/12	650,000	680,124
Union Pacific Corp. 4.000% 2/01/21	700,000	689,751

		9,506,924

Trucking & Leasing — 0.4%
GATX Corp. 3.500% 7/15/16	1,650,000	1,639,115
GATX Corp. 4.750% 5/15/15	905,000	951,063
GATX Corp. 8.750% 5/15/14	2,385,000	2,766,082

		5,356,260

TOTAL CORPORATE DEBT (Cost $460,867,083)		482,860,456

MUNICIPAL OBLIGATIONS — 0.8%
Access Group, Inc., Delaware VRN 1.761% 9/01/37	1,250,000	1,137,500
Colorado Bridge Enterprise 6.078% 12/01/40	3,300,000	3,402,201
North Texas Tollway Authority 6.718% 1/01/49	3,400,000	3,311,192
State of California 5.950% 4/01/16	895,000	938,094
State of California 7.550% 4/01/39	505,000	520,034
Tennessee Valley Authority 5.250% 9/15/39	930,000	950,739

		10,259,760

TOTAL MUNICIPAL OBLIGATIONS (Cost $10,232,494)		10,259,760

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.1%
Automobile ABS — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.401% 8/20/13	$2,200,000	$2,143,271
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (a) 0.481% 3/20/12	1,400,000	1,399,394
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.261% 12/15/20	2,227,569	2,252,001
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	1,320,000	1,318,548
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	970,973	972,016

		8,085,230

Commercial MBS — 5.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.742% 2/10/51	4,775,000	5,135,845
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.189% 2/10/51	1,150,000	1,259,070
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	3,850,000	4,066,314
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,975,000	2,086,387
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	5,025,000	5,105,160
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	3,125,000	3,177,376
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	2,200,000	2,361,310
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	3,250,000	3,476,090

	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	$3,077,220	$3,115,821
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.815% 12/10/49	3,570,000	3,873,928
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	2,500,000	2,629,926
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.211% 2/15/41	4,500,000	2,937,835
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.221% 5/15/41	4,200,000	4,514,696
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	3,000,000	3,192,708
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	3,050,000	3,226,510
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	5,225,000	5,392,198
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	2,300,000	2,593,769
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 6.041% 8/15/39	1,500,000	1,630,250
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	4,744,534
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.854% 2/15/51	4,345,180	4,473,741
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	643,387	645,317

		69,638,785

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 1.7%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.530% 8/25/35	$1,351,789	$1,297,883
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.620% 7/25/35	1,505,548	1,419,102
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M1 FRN 0.760% 1/25/36	675,000	549,312
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.850% 12/25/34	576,823	519,613
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.490% 9/25/34	1,122,996	1,066,766
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.641% 1/25/36	1,167,606	1,094,747
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.860% 2/25/35	1,024,795	942,491
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.430% 8/25/36	1,307,011	1,159,177
Home Equity Asset Trust, Series 2006-1, Class 2A4 FRN 0.590% 4/25/36	1,850,000	1,506,635
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.730% 8/25/35	1,100,000	901,936
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.760% 2/25/35	2,066,617	1,928,966
Morgan Stanley Capital I, Series 2006-NC1, Class A3 FRN 0.450% 12/25/35	1,247,292	1,223,487
Morgan Stanley Capital I, Series 2005-HE4, Class A2C FRN 0.630% 7/25/35	1,879,330	1,812,380
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.710% 3/25/35	1,275,000	1,028,604
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	7,105	6,976
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.450% 3/25/36	1,919,465	1,769,478
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.510% 1/25/36	1,227,856	1,164,925

	Principal Amount	Value
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.600% 3/25/36	$1,910,079	$1,799,254
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.660% 10/25/35	1,550,000	1,214,445

		22,406,177

Student Loans ABS — 2.9%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.563% 12/27/16	660,626	657,053
Access Group, Inc., Series 2004-1, Class A4 FRN 1.100% 12/27/32	500,000	440,000
AH Mortgage Advance Trust, Series 2010-ADV2, Class A1 (a) 4.210% 5/10/41	700,000	703,500
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.630% 11/25/34	1,773,519	1,669,663
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.360% 5/25/36	538,973	528,204
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.313% 3/28/17	2,160,409	2,141,203
College Loan Corp. Trust, Series 2003-1, Class A3 FRN 1.728% 3/01/42	1,100,000	979,000
College Loan Corp. Trust, Series 2007-1, Class A6 FRN 1.760% 1/25/47	375,000	358,125
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 1.760% 1/25/47	950,000	906,062
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.760% 1/25/47	2,075,000	1,774,125
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 1.761% 1/25/47	900,000	859,500
Community Program Loan Trust, Series 1987-A, Class A4 4.500% 10/01/18	141,794	143,357
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M1 FRN 0.660% 3/25/35	532,924	517,038

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GCO Education Loan Funding Trust, Series 2007-1A, Class A7AR FRN (a) 1.590% 11/26/46	$274,991	$242,679
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 1.760% 3/25/42	1,150,000	1,037,875
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.818% 11/25/44	1,650,000	1,293,258
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.300% 6/25/25	711,912	699,600
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.410% 2/25/26	1,003,179	994,616
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 0.817% 2/25/39	375,000	341,719
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.060% 4/25/46	1,337,287	1,348,343
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (a) (d) 0.904% 6/20/14	5,000,000	3,046,000
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.474% 4/28/17	1,215,350	1,213,324
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.373% 1/28/47	1,200,000	756,000
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2 FRN 1.761% 4/25/44	900,000	840,375
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.352% 9/15/20	1,001,743	988,539
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.892% 3/15/38	1,285,769	1,066,189
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.952% 6/15/38	1,638,122	1,361,135
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.630% 12/15/16	1,300,000	1,299,993
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.711% 12/15/16	250,000	249,999
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.711% 12/15/16	250,000	249,999

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.711% 12/15/16	$3,700,000	$3,699,980
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 1.761% 9/15/28	525,000	505,313
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.761% 9/15/28	500,000	463,989
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.340% 12/17/46	2,200,000	1,760,000
TAL Advantage LLC, Series 2011-1A, Class A (a) 4.600% 1/20/26	1,250,000	1,250,000
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	1,325,000	1,322,615

		37,708,370

WL Collateral CMO — 1.4%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.341% 7/20/36	139,325	138,452
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.021% 8/25/34	1,032,545	931,677
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.019% 2/25/34	205,877	182,555
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.287% 9/25/33	93,835	76,441
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.880% 8/25/34	193,606	178,552
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.451% 1/19/38	2,999,344	2,122,156
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.370% 5/25/37	2,824,557	1,487,902
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.754% 8/25/34	468,690	367,227
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.510% 8/25/36	983,103	742,843
Merrill Lynch Mortgage Investors, Inc., Series 2005-AR1, Class A1A FRN 0.540% 6/25/36	1,341,486	1,311,012

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.704% 7/25/33	$26,993	$26,202
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.041% 2/25/34	80,533	74,331
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1 Class M1 FRN (a) 0.995% 6/28/35	1,350,000	1,250,465
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.618% 2/25/34	3,954	3,606
Morgan Stanley Reremic Trust 3.000% 7/17/56	6,998,010	7,006,758
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.440% 6/25/46	5,432,581	2,180,370
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.911% 3/25/34	318,801	286,242
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.723% 4/25/44	898,396	721,973

		19,088,764

WL Collateral PAC — 0.2%
Structured Asset Securities Corp., Series 2006-GEL4, Class A1 FRN (a) 0.380% 10/25/36	1,083,355	1,062,074
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.510% 11/25/37	1,345,827	1,287,076
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.766% 6/25/32	333,711	290,204

		2,639,354

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $164,253,525)		159,566,680

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond 7.375% 3/18/19	1,175,000	1,412,938
Peruvian Government International Bond 6.550% 3/14/37	560,000	617,400
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,404,726
Province of Quebec Canada 7.500% 9/15/29	540,000	720,110

	Principal Amount	Value
Rebublic of Brazil International Bond 5.875% 1/15/19	$2,243,000	$2,484,122
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	1,800,363
United Mexican States 5.125% 1/15/20	1,110,000	1,161,615
United Mexican States 6.750% 9/27/34	950,000	1,068,750

		10,670,024

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,041,189)		10,670,024

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 35.0%
Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	998,677	1,112,554
Federal National Mortgage Association Series 1989-20, Class A 6.750% 4/25/18	601,692	636,332
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	724,904	824,815

		2,573,701

Pass-Through Securities — 34.8%
Federal Home Loan Mortgage Corp. Pool #C01283 5.500% 11/01/31	12,813	13,747
Pool #G01563 5.500% 6/01/33	2,112,442	2,265,099
Pool #E84025 6.000% 6/01/16	328,861	356,133
Pool #G11431 6.000% 2/01/18	34,161	36,994
Pool #G11122 6.500% 5/01/16	200,908	215,678
Pool #E84580 6.500% 7/01/16	89,538	96,793
Pool #E84450 6.500% 7/01/16	34,856	37,860
Pool #E84660 6.500% 7/01/16	8,731	9,529
Pool #E90508 6.500% 7/01/17	121,802	133,620
Pool #C00836 7.000% 7/01/29	44,136	49,559
Pool #C49314 7.000% 4/01/31	8,599	9,680
Pool #C51422 7.000% 5/01/31	7,284	8,201

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C51550 7.000% 5/01/31	$2,561	$2,876
Pool #C53034 7.000% 6/01/31	16,572	18,668
Pool #C53267 7.000% 6/01/31	6,974	7,831
Pool #G01311 7.000% 9/01/31	243,467	273,852
Pool #G01317 7.000% 10/01/31	163,297	183,677
Pool #E00856 7.500% 6/01/15	28,499	30,906
Pool #G00143 7.500% 6/01/23	3,539	3,991
Pool #C55867 7.500% 2/01/30	94,615	107,068
Pool #C37986 7.500% 5/01/30	2,113	2,394
Pool #C39755 7.500% 6/01/30	1,127	1,277
Pool #C40675 7.500% 7/01/30	460	522
Pool #C41497 7.500% 9/01/30	269	305
Pool #C42340 7.500% 9/01/30	426	483
Pool #C42427 7.500% 9/01/30	1,923	2,178
Pool #C42446 7.500% 9/01/30	3,949	4,476
Pool #C42538 7.500% 9/01/30	4,353	4,935
Pool #C43962 7.500% 10/01/30	17,200	19,495
Pool #C43930 7.500% 10/01/30	14,767	16,746
Pool #C44509 7.500% 11/01/30	16,877	19,146
Pool #C44732 7.500% 11/01/30	3,331	3,627
Pool #C44830 7.500% 11/01/30	130	148
Pool #C45304 7.500% 12/01/30	631	715
Pool #C45235 7.500% 12/01/30	104,068	117,967
Pool #C46038 7.500% 12/01/30	2,311	2,619
Pool #C01116 7.500% 1/01/31	4,919	5,575
Pool #C46309 7.500% 1/01/31	645	731

	Principal Amount	Value
Pool #C46560 7.500% 1/01/31	$765	$864
Pool #C46566 7.500% 1/01/31	9,898	11,230
Pool #C46810 7.500% 1/01/31	2,156	2,444
Pool #C47063 7.500% 1/01/31	12,213	13,834
Pool #C47060 7.500% 1/01/31	2,275	2,578
Pool #E00842 8.000% 3/01/15	82,689	89,996
Pool #E00843 8.000% 4/01/15	31,349	33,997
Pool #E00852 8.000% 5/01/15	25,410	27,718
Pool #E80782 8.000% 7/01/15	6,354	6,961
Pool #E80998 8.000% 7/01/15	15,805	17,220
Pool #E81091 8.000% 7/01/15	17,642	19,347
Pool #E81151 8.000% 8/01/15	32,584	35,775
Pool #555481 8.250% 5/01/17	13,716	15,260
Pool #G00653 8.500% 11/01/25	53,484	61,483
Pool #554904 9.000% 3/01/17	706	794
Federal Home Loan Mortgage Corp. TBA Pool #2504 4.000% 11/01/39 (c)	13,500,000	13,358,671
Pool #6433 4.500% 2/01/39 (c)	87,024,000	88,859,667
Federal National Mortgage Association Pool #725692 VRN 2.480% 10/01/33	1,181,544	1,237,496
Pool #775539 2.486% 5/01/34	994,097	1,037,560
Pool #888586 VRN 2.759% 10/01/34	2,477,607	2,603,618
Pool #930667 4.500% 3/01/24	1,430,295	1,504,938
Pool #675713 5.000% 3/01/18	36,782	39,364
Pool #522294 5.625% 7/15/37	10,500,000	11,458,273
Pool #346537 6.000% 5/01/11	687	747
Pool #545636 6.500% 5/01/17	256,412	279,295

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #524355 7.000% 12/01/29	$155	$174
Pool #254379 7.000% 7/01/32	134,296	151,942
Pool #252717 7.500% 9/01/29	9,087	10,312
Pool #535996 7.500% 6/01/31	32,336	36,732
Pool #254009 7.500% 10/01/31	113,557	129,085
Pool #253394 8.000% 7/01/20	60,163	68,446
Pool #323992 8.000% 11/01/29	5,785	6,624
Pool #525725 8.000% 2/01/30	10,178	11,635
Pool #253266 8.000% 5/01/30	14,101	16,159
Pool #537433 8.000% 5/01/30	9,215	10,571
Pool #253347 8.000% 6/01/30	17,082	19,586
Pool #536271 8.000% 6/01/30	12,893	14,794
Pool #544976 8.000% 7/01/30	1,406	1,613
Pool #535428 8.000% 8/01/30	23,732	27,202
Pool #543290 8.000% 9/01/30	69	79
Pool #547786 8.000% 9/01/30	4,546	5,201
Pool #550767 8.000% 9/01/30	11,187	12,805
Pool #553061 8.000% 9/01/30	15,820	18,126
Pool #253481 8.000% 10/01/30	19,808	22,717
Pool #535533 8.000% 10/01/30	16,579	19,004
Pool #560741 8.000% 11/01/30	3,336	3,831
Pool #253644 8.000% 2/01/31	8,025	9,202
Pool #581170 8.000% 5/01/31	3,830	4,394
Pool #583916 8.000% 5/01/31	5,516	6,331
Pool #593848 8.000% 7/01/31	1,127	1,294
Pool #190317 8.000% 8/01/31	105,570	120,997

	Principal Amount	Value
Pool #545240 8.000% 9/01/31	$10,968	$12,575
Pool #541202 8.500% 8/01/26	155,028	177,001
Federal National Mortgage Association TBA Pool #886 3.500% 8/01/40 (c)	69,860,000	66,601,688
Pool #5884 4.000% 11/01/23 (c)	79,766,000	82,127,823
Pool #5409 4.000% 11/01/39 (c)	40,120,000	39,762,683
Pool #11054 4.500% 12/01/20 (c)	53,786,000	56,374,451
Pool #26607 5.000% 5/01/36 (c)	51,805,000	54,346,683
Government National Mortgage Association Pool #423828 6.000% 6/15/11	154	168
Pool #518418 6.000% 8/15/29	17,591	19,334
Pool #404246 6.500% 8/15/28	1,263	1,421
Pool #418295 6.500% 1/15/29	1,032	1,160
Pool #781038 6.500% 5/15/29	207,381	233,509
Pool #527586 6.500% 5/15/31	2,201	2,482
Pool #781468 6.500% 7/15/32	15,985	18,034
Pool #781496 6.500% 9/15/32	79,139	89,246
Pool #363066 7.000% 8/15/23	18,164	20,319
Pool #352049 7.000% 10/15/23	10,936	12,252
Pool #354674 7.000% 10/15/23	14,517	16,245
Pool #358555 7.000% 10/15/23	10,041	11,245
Pool #345964 7.000% 11/15/23	9,805	10,978
Pool #380866 7.000% 3/15/24	2,764	3,089
Pool #781124 7.000% 12/15/29	21,592	24,390
Pool #781319 7.000% 7/15/31	474,105	536,313
Pool #581417 7.000% 7/15/32	106,360	120,363
Pool #588012 7.000% 7/15/32	43,826	49,563

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #565982 7.000% 7/15/32	$35,250	$39,905
Pool #591581 7.000% 8/15/32	12,046	13,638
Pool #307830 7.250% 7/20/21	112,802	126,101
Pool #314265 7.250% 8/20/21	142,441	158,674
Pool #314280 7.250% 9/20/21	40,999	45,399
Pool #316478 7.250% 10/20/21	8,902	9,271
Pool #332232 7.250% 7/20/22	89,285	100,046
Pool #410343 7.500% 6/15/11	1,202	1,215
Pool #398964 7.500% 11/15/11	712	727
Pool #190766 7.500% 1/15/17	31,029	34,055
Pool #187548 7.500% 4/15/17	11,590	12,687
Pool #203940 7.500% 4/15/17	56,328	61,479
Pool #181168 7.500% 5/15/17	23,785	26,220
Pool #210627 7.500% 5/15/17	6,824	7,514
Pool #201622 7.500% 5/15/17	49,103	54,032
Pool #192796 7.500% 6/15/17	6,621	7,277
Pool #357262 7.500% 9/15/23	8,845	9,975
Pool #432175 8.000% 11/15/26	271	308
Pool #441009 8.000% 11/15/26	1,706	1,938
Pool #522777 8.000% 12/15/29	7,313	8,342
Pool #434719 8.000% 2/15/30	240	273
Pool #523025 8.000% 2/15/30	1,456	1,638
Pool #508661 8.000% 3/15/30	5,392	6,151
Pool #523043 8.000% 3/15/30	380	433
Pool #529134 8.000% 3/15/30	2,107	2,405
Pool #477036 8.000% 4/15/30	1,550	1,769

	Principal Amount	Value
Pool #503157 8.000% 4/15/30	$47,740	$54,312
Pool #528714 8.000% 4/15/30	2,219	2,532
Pool #544640 8.000% 11/15/30	48,116	54,922
Pool #531298 8.500% 8/15/30	3,165	3,631
Government National Mortgage Association TBA Pool #7913 4.500% 7/01/39 (c)	29,387,000	30,397,178
New Valley Generation IV 4.687% 1/15/22	1,471,891	1,554,488

		458,884,637

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $459,750,881)		461,458,338

U.S. TREASURY OBLIGATIONS — 13.9%
U.S. Treasury Bonds & Notes — 13.9%
U.S. Treasury Bond 4.375% 5/15/40	9,000,000	8,723,839
U.S. Treasury Bond 5.375% 2/15/31	5,510,000	6,277,932
U.S. Treasury Inflation Index 1.875% 7/15/15	14,960,904	16,433,057
U.S. Treasury Note 0.375% 8/31/12	20,715,000	20,695,580
U.S. Treasury Note 0.750% 12/15/13	12,935,000	12,870,831
U.S. Treasury Note 1.000% 1/15/14	48,206,000	48,258,728
U.S. Treasury Note 1.875% 9/30/17	5,660,000	5,398,888
U.S. Treasury Note (e) 3.000% 9/30/16	58,325,000	60,705,231
U.S. Treasury Principal Strip 0.000% 2/15/28	7,700,000	3,458,843

		182,822,929

TOTAL U.S. TREASURY OBLIGATIONS (Cost $185,486,481)		182,822,929

TOTAL BONDS & NOTES (Cost $1,290,631,653)		1,307,638,187

TOTAL LONG-TERM INVESTMENTS (Cost $1,290,631,653)		1,307,638,187

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 32.8%
Commercial Paper — 32.8%
AGL Capital Corp. (a) 0.340% 2/22/11	$5,000,000	$4,999,008
Bacardi USA, Inc. 0.370% 2/10/11	19,000,000	18,998,242
Bacardi USA, Inc. 0.370% 2/17/11	11,000,000	10,998,191
Block Financial LLC (a) 0.480% 2/01/11	16,425,000	16,425,000
BMW US Capital LLC (a) 0.370% 2/07/11	7,000,000	6,999,568
BMW US Capital LLC (a) 0.380% 2/22/11	6,425,000	6,423,576
BMW US Capital LLC (a) 0.410% 2/01/11	10,575,000	10,575,000
BMW US Capital LLC (a) 0.410% 2/03/11	5,000,000	4,999,886
British Aerospace Pub Ltd. Co. (a) 0.360% 4/11/11	10,000,000	9,993,100
Carnival Corp. (a) 0.340% 3/01/11	5,400,000	5,398,572
Centrica PLC (a) 0.450% 3/07/11	25,000,000	24,989,375
Comcast Corp. (a) 0.350% 2/24/11	5,000,000	4,998,882
Covidien International Finance SA (a) 0.370% 3/01/11	3,300,000	3,299,050
Dominion Resources, Inc. (a) 0.350% 2/03/11	11,500,000	11,499,776
Duke Energy Corp. (a) 0.345% 3/30/11	6,000,000	5,996,723
Duke Energy Corp. (a) 0.350% 2/03/11	4,000,000	3,999,922
Duke Energy Corp. (a) 0.350% 3/30/11	12,500,000	12,493,073
ERAC USA Finance Co. (a) 0.350% 3/01/11	17,675,000	17,670,188
ERAC USA Finance Co. (a) 0.360% 2/22/11	12,425,000	12,422,391
General Mills, Inc. (a) 0.340% 4/06/11	6,600,000	6,596,011
HJ Heinz Finance Co. (a) 0.390% 4/18/11	15,000,000	14,987,650
Johnson Controls, Inc. (a) 0.350% 2/18/11	18,650,000	18,646,918
Johnson Controls, Inc. (a) 0.360% 2/14/11	9,200,000	9,198,804
Natixis US Finance Co. LLC 0.340% 2/11/11	18,725,000	18,723,232
Natixis US Finance Co. LLC 0.400% 4/18/11	5,500,000	5,495,356

	Principal Amount	Value
National Grid USA (a) 0.440% 3/14/11	$6,750,000	$6,746,618
National Grid USA (a) 0.450% 4/01/11	10,000,000	9,992,625
National Grid USA (a) 0.500% 5/03/11	10,000,000	9,987,361
Nextera Energy Capital Holdings, Inc. 0.350% 2/16/11	15,000,000	14,997,812
Nissan Motor Acceptance Corp. (a) 0.330% 2/07/11	8,250,000	8,249,546
Nissan Motor Acceptance Corp. (a) 0.430% 2/16/11	7,900,000	7,898,585
Public Service Co. of Colorado (a) 0.350% 2/15/11	15,575,000	15,572,880
Reed Elsevier, Inc. (a) 0.330% 2/04/11	22,500,000	22,499,381
Ryder System, Inc. 0.340% 2/22/11	5,000,000	4,999,008
Ryder System, Inc. 0.360% 3/15/11	15,000,000	14,993,700
Societe Generale North America, Inc. 0.395% 4/21/11	5,000,000	4,995,666
South Carolina Electric & Gas 0.350% 2/02/11	12,600,000	12,599,877
Volkswagen Group of America, Inc. (a) 0.340% 2/25/11	4,200,000	4,199,048
Volkswagen Group of America, Inc. (a) 0.350% 3/21/11	14,150,000	14,143,397
Volkswagen Group of America, Inc. (a) 0.380% 3/18/11	5,750,000	5,747,269
Wellpoint, Inc. (a) 0.340% 3/03/11	7,550,000	7,547,861

		431,998,128

TOTAL SHORT-TERM INVESTMENTS (Cost $431,998,128)		431,998,128

TOTAL INVESTMENTS —132.0% (Cost $1,722,629,781) (f)		1,739,636,315

Other Assets/(Liabilities) — (32.0)%		(421,242,109)

NET ASSETS — 100.0%		$1,318,394,206

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to a value of $413,907,363 or 31.39% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At January 31, 2011, these securities amounted to a value of $117,837 or 0.01% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At January 31, 2011, these securities amounted to a value of $3,842,102 or 0.29% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	26,904	$114,325

Telecommunications — 0.0%
Manitoba Telecom Services, Inc.	1,709	52,686

TOTAL COMMON STOCK (Cost $223,281)		167,011

TOTAL EQUITIES (Cost $223,281)		167,011

	Principal Amount
BONDS & NOTES — 98.9%

CORPORATE DEBT — 45.6%
Advertising — 0.4%
inVentiv Health, Inc. (c) 10.000% 8/15/18	$150,000	151,876
WPP Finance 8.000% 9/15/14	595,000	692,551

		844,427

Aerospace & Defense — 0.2%
BE Aerospace, Inc. 6.875% 10/01/20	125,000	129,688
Goodrich Corp. 6.125% 3/01/19	160,000	179,975
L-3 Communications Corp. 4.750% 7/15/20	50,000	49,511
Lockheed Martin Corp. 5.500% 11/15/39	60,000	58,638
United Technologies Corp. 6.125% 7/15/38	105,000	116,888

		534,700

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	50,000	56,447

Auto Manufacturers — 0.4%
Ford Motor Co. 6.500% 8/01/18	100,000	104,638
Ford Motor Co. 7.450% 7/16/31	305,000	332,951
Navistar International Corp. 8.250% 11/01/21	340,000	374,850

		812,439

Auto Parts & Equipment — 0.3%
Affinia Group, Inc. 9.000% 11/30/14	305,000	311,100

	Principal Amount	Value
RSC Equipment Rental, Inc./ RSC Holdings III LLC 9.500% 12/01/14	$300,000	$315,000

		626,100

Automotive & Parts — 0.5%
Accuride Corp. (c) 9.500% 8/01/18	100,000	111,000
American Axle & Manufacturing, Inc. 7.875% 3/01/17	425,000	443,062
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	292,600
Titan International, Inc. (c) 7.875% 10/01/17	163,000	173,595
Uncle Acquisition 2010 Corp. (c) 8.625% 2/15/19	115,000	119,888

		1,140,145

Banks — 1.8%
Ally Financial, Inc. 6.750% 12/01/14	150,000	161,250
Bank of America Corp. 5.625% 7/01/20	205,000	210,822
Bank of America Corp. 6.000% 9/01/17	455,000	483,194
Barclays Bank PLC 5.200% 7/10/14	160,000	173,695
Capital One Financial Corp. 7.375% 5/23/14	240,000	275,575
Credit Suisse AG 5.400% 1/14/20	355,000	359,341
Credit Suisse New York 5.500% 5/01/14	190,000	209,029
First Horizon National Corp. 5.375% 12/15/15	500,000	515,605
HSBC Holdings PLC 6.500% 9/15/37	125,000	126,637
ICICI Bank Ltd. (c) 5.500% 3/25/15	475,000	495,392
PNC Funding Corp. 4.375% 8/11/20	565,000	559,346
The Royal Bank of Scotland PLC (c) 4.875% 8/25/14	375,000	385,342
UBS AG 5.750% 4/25/18	100,000	107,908
Wachovia Bank NA 6.600% 1/15/38	90,000	98,846
Wells Fargo & Co. 5.625% 12/11/17	60,000	66,648

		4,228,630

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	$60,000	$65,418
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	20,000	21,717
Cott Beverages, Inc. 8.125% 9/01/18	230,000	248,400
Foster’s Finance Corp. (c) 6.875% 6/15/11	390,000	398,687

		734,222

Building Materials — 0.9%
CRH America, Inc. 8.125% 7/15/18	55,000	63,849
Interline Brands, Inc. 7.000% 11/15/18	220,000	226,050
Lafarge SA (c) 5.500% 7/09/15	1,100,000	1,161,588
Masco Corp. 6.125% 10/03/16	250,000	256,438
Masco Corp. 7.125% 8/15/13	300,000	325,517

		2,033,442

Chemicals — 1.1%
Airgas, Inc. 4.500% 9/15/14	345,000	363,232
Albemarle Corp. 4.500% 12/15/20	275,000	271,534
Cytec Industries, Inc. 8.950% 7/01/17	175,000	213,282
The Dow Chemical Co. 7.600% 5/15/14	45,000	52,286
The Dow Chemical Co. 8.550% 5/15/19	100,000	124,827
E.I. du Pont de Nemours & Co. 5.000% 1/15/13	145,000	156,305
Ecolab, Inc. 6.875% 2/01/11	120,000	120,000
Georgia Gulf Corp. (c) 9.000% 1/15/17	155,000	171,081
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC (c) 9.000% 11/15/20	130,000	138,775
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	464,641
Lyondell Chemical Co. (c) 8.000% 11/01/17	161,000	179,716
Nalco Co. (c) 6.625% 1/15/19	80,000	83,500
Valspar Corp. 7.250% 6/15/19	150,000	171,950

		2,511,129

	Principal Amount	Value
Coal — 0.7%
Arch Coal, Inc. 7.250% 10/01/20	$400,000	$421,000
Arch Western Finance LLC 6.750% 7/01/13	218,000	220,180
International Coal Group, Inc. 9.125% 4/01/18	850,000	926,500

		1,567,680

Commercial Services — 0.7%
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. (c) 8.250% 1/15/19	350,000	364,875
Brambles USA, Inc. (c) 3.950% 4/01/15	500,000	507,461
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	285,000	291,402
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	53,580
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	70,000	71,225
Rent-A-Center, Inc. (c) 6.625% 11/15/20	160,000	157,600
Ticketmaster Entertainment, Inc. 10.750% 8/01/16	95,000	104,262

		1,550,405

Computers — 0.5%
EMC Corp., Convertible 1.750% 12/01/13	350,000	567,000
HP Enterprise Services LLC Series B 6.000% 8/01/13	260,000	289,422
International Business Machines Corp. 5.600% 11/30/39	185,000	195,689

		1,052,111

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	60,000	65,283

Diversified Financial — 3.4%
American Express Co. 6.150% 8/28/17	270,000	303,960
American Express Co. 8.125% 5/20/19	100,000	124,037
American General Finance Corp. 6.500% 9/15/17	550,000	464,750
BlackRock, Inc. 5.000% 12/10/19	110,000	114,966
Boeing Capital Corp. Ltd. 5.800% 1/15/13	135,000	147,025
Cemex Finance LLC (c) 9.500% 12/14/16	450,000	460,688
CIT Group, Inc. 7.000% 5/01/15	457,971	464,268

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 4.750% 5/19/15	$15,000	$15,830
Citigroup, Inc. 5.375% 8/09/20	325,000	332,845
Citigroup, Inc. 5.500% 10/15/14	140,000	152,282
Citigroup, Inc. 5.500% 2/15/17	655,000	681,921
Citigroup, Inc. 5.875% 5/29/37	290,000	278,905
Citigroup, Inc. 8.500% 5/22/19	90,000	110,165
Eaton Vance Corp. 6.500% 10/02/17	130,000	147,366
Ford Motor Credit Co. LLC 8.000% 6/01/14	200,000	223,957
General Electric Capital Corp. 5.900% 5/13/14	400,000	443,850
General Electric Capital Corp. 6.875% 1/10/39	70,000	78,453
The Goldman Sachs Group, Inc. 6.250% 2/01/41	200,000	202,169
The Goldman Sachs Group, Inc. 6.750% 10/01/37	210,000	210,751
HSBC Finance Corp. 6.375% 10/15/11	595,000	618,096
Janus Capital Group, Inc. 6.950% 6/15/17	225,000	237,733
Lazard Group LLC 6.850% 6/15/17	135,000	141,414
Merrill Lynch & Co., Inc. 5.450% 2/05/13	260,000	275,424
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	135,792
Morgan Stanley 5.450% 1/09/17	450,000	470,056
The NASDAQ OMX Group, Inc. 5.250% 1/16/18	175,000	178,506
Pinafore LLC/Pinafore, Inc. (c) 9.000% 10/01/18	300,000	331,125
SLM Corp. 6.250% 1/25/16	270,000	270,508
TD Ameritrade Holding Corp. 4.150% 12/01/14	120,000	125,041

		7,741,883

Electric — 2.7%
Allegheny Energy Supply Co. LLC (c) 8.250% 4/15/12	295,000	315,203
Ameren Corp. 8.875% 5/15/14	480,000	550,247
Calpine Corp. (c) 7.500% 2/15/21	305,000	308,812

	Principal Amount	Value
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	$170,000	$195,439
Elwood Energy LLC 8.159% 7/05/26	390,000	387,563
Indianapolis Power & Light (c) 6.300% 7/01/13	160,000	177,835
Intergen NV (c) 9.000% 6/30/17	300,000	321,750
Kansas Gas & Electric Co. 5.647% 3/29/21	270,555	289,296
Kiowa Power Partners LLC (c) 4.811% 12/30/13	119,757	123,117
MidAmerican Energy Holdings Co. 5.950% 5/15/37	345,000	355,448
MidAmerican Funding LLC 6.750% 3/01/11	655,000	658,270
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	241,704	249,559
Monongahela Power 6.700% 6/15/14	250,000	278,000
Nevada Power Co. Series L 5.875% 1/15/15	180,000	201,237
NRG Energy, Inc. 8.500% 6/15/19	250,000	260,625
Oncor Electric Delivery Co. 6.800% 9/01/18	35,000	40,952
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	163,798
PPL Energy Supply LLC 6.300% 7/15/13	500,000	550,265
Tenaska Oklahoma (c) 6.528% 12/30/14	171,898	168,963
TransAlta Corp. 6.650% 5/15/18	115,000	129,743
Tri-State Generation & Transmission Association Series 2003 Class A (c) 6.040% 1/31/18	91,883	99,385
Tri-State Generation & Transmission Association Series 2003 Class B (c) 7.144% 7/31/33	185,000	201,541
Virginia Electric and Power Co. 6.350% 11/30/37	200,000	225,355

		6,252,403

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	310,000	307,675

Electronics — 0.2%
Amphenol Corp. 4.750% 11/15/14	140,000	150,259

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Arrow Electronics, Inc. 6.000% 4/01/20	$235,000	$241,983

		392,242

Energy – Alternate Sources — 0.1%
Headwaters, Inc. 11.375% 11/01/14	250,000	278,750

Engineering & Construction — 0.1%
Tutor Perini Corp. (c) 7.625% 11/01/18	120,000	122,400

Entertainment — 0.8%
AMC Entertainment, Inc. 8.750% 6/01/19	400,000	429,000
International Game Technology 5.500% 6/15/20	250,000	254,561
Mohegan Tribal Gaming Authority 6.125% 2/15/13	545,000	476,875
Speedway Motorsports, Inc. 8.750% 6/01/16	50,000	54,500
Tunica-Biloxi Gaming Authority (c) 9.000% 11/15/15	565,000	559,350

		1,774,286

Environmental Controls — 0.3%
Republic Services, Inc. 5.250% 11/15/21	180,000	189,846
Republic Services, Inc. 6.750% 8/15/11	440,000	452,413

		642,259

Foods — 0.5%
ConAgra Foods, Inc. 7.000% 4/15/19	165,000	189,835
Kraft Foods, Inc. 4.125% 2/09/16	270,000	283,803
Kraft Foods, Inc. 5.375% 2/10/20	290,000	309,304
Kraft Foods, Inc. 6.500% 2/09/40	95,000	101,765
Ralcorp Holdings, Inc. 4.950% 8/15/20	275,000	273,961

		1,158,668

Forest Products & Paper — 0.4%
International Paper Co. 7.300% 11/15/39	180,000	202,970
International Paper Co. 9.375% 5/15/19	110,000	142,039
The Mead Corp. 7.550% 3/01/47	375,000	352,191
Verso Paper Holdings LLC (c) 8.750% 2/01/19	65,000	67,356
Verso Paper Holdings LLC 11.500% 7/01/14	175,000	192,937

		957,493

	Principal Amount	Value
Gas — 0.2%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	$160,000	$157,553
Southwest Gas Corp. 8.375% 2/15/11	315,000	315,762

		473,315

Hand & Machine Tools — 0.3%
Black & Decker Corp. 8.950% 4/15/14	235,000	280,459
Kennametal, Inc. 7.200% 6/15/12	410,000	430,835
Thermadyne Holdings Corp. STEP 10.000% 2/01/14	75,000	77,625

		788,919

Health Care – Products — 0.9%
Alere, Inc. 9.000% 5/15/16	350,000	368,813
Beckman Coulter, Inc. 6.000% 6/01/15	260,000	283,588
Beckman Coulter, Inc. 7.000% 6/01/19	210,000	229,187
Boston Scientific Corp. 4.500% 1/15/15	600,000	616,612
Boston Scientific Corp. 6.000% 1/15/20	240,000	248,727
Boston Scientific Corp. 7.375% 1/15/40	120,000	128,199
Covidien International Finance SA 5.450% 10/15/12	225,000	241,911

		2,117,037

Health Care – Services — 1.3%
Apria Healthcare Group, Inc. 11.250% 11/01/14	80,000	88,300
Apria Healthcare Group, Inc. 12.375% 11/01/14	375,000	415,312
CIGNA Corp. 5.125% 6/15/20	225,000	236,236
Community Health Systems, Inc. 8.875% 7/15/15	250,000	264,062
HCA Holdings, Inc. (c) 7.750% 5/15/21	140,000	145,950
HCA, Inc. 8.500% 4/15/19	460,000	512,900
Health Management Associates, Inc. 6.125% 4/15/16	300,000	304,500
Healthsouth Corp. 7.250% 10/01/18	110,000	112,613
Healthsouth Corp. 7.750% 9/15/22	220,000	228,800
Roche Holdings, Inc. (c) 6.000% 3/01/19	80,000	92,442

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Universal Health Services, Inc. 6.750% 11/15/11	$150,000	$155,190
WellPoint, Inc. 4.350% 8/15/20	355,000	353,351

		2,909,656

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (c) 5.750% 9/11/19	210,000	226,837
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 7.750% 10/15/16	300,000	316,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 9.000% 4/15/19	100,000	105,000

		648,337

Home Furnishing — 0.1%
Whirlpool Corp. 8.600% 5/01/14	120,000	139,306

Household Products — 0.4%
ACCO Brands Corp. 10.625% 3/15/15	705,000	796,650
American Achievement Corp. (c) 10.875% 4/15/16	50,000	49,500

		846,150

Housewares — 0.1%
Libbey Glass, Inc. 10.000% 2/15/15	120,000	129,750
Toro Co. 7.800% 6/15/27	170,000	186,610

		316,360

Insurance — 1.7%
Aflac, Inc. 8.500% 5/15/19	150,000	185,349
The Allstate Corp. 5.550% 5/09/35	200,000	198,784
The Allstate Corp. 7.450% 5/16/19	60,000	72,658
American International Group, Inc. 3.650% 1/15/14	100,000	102,890
American International Group, Inc. 6.400% 12/15/20	350,000	373,437
Berkshire Hathaway Finance Corp. 4.850% 1/15/15	225,000	247,504
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	205,000	210,307
CNA Financial Corp. 7.350% 11/15/19	250,000	274,882
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	390,000	394,034

	Principal Amount	Value
Lincoln National Corp. 4.300% 6/15/15	$200,000	$206,333
Lincoln National Corp. 6.300% 10/09/37	65,000	65,921
Lincoln National Corp. 7.000% 6/15/40	365,000	405,820
MetLife, Inc. Series A 6.817% 8/15/18	85,000	99,163
Principal Financial Group, Inc. 8.875% 5/15/19	175,000	222,148
Prudential Financial, Inc. 3.875% 1/14/15	300,000	312,619
Prudential Financial, Inc. 4.500% 11/15/20	175,000	172,574
Prudential Financial, Inc. 6.200% 11/15/40	125,000	130,039
The Travelers Cos., Inc. 6.250% 6/15/37	170,000	183,639

		3,858,101

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	300,000	336,000

Investment Companies — 0.1%
Xstrata Finance Canada (c) 5.800% 11/15/16	295,000	328,187

Iron & Steel — 1.1%
AK Steel Corp. 7.625% 5/15/20	185,000	188,700
Allegheny Technologies, Inc. 5.950% 1/15/21	225,000	235,120
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	130,446
ArcelorMittal 3.750% 8/05/15	325,000	328,833
ArcelorMittal 5.250% 8/05/20	375,000	372,233
ArcelorMittal 9.000% 2/15/15	425,000	509,817
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	417,492
Reliance Steel & Aluminum Co. 6.850% 11/15/36	444,000	413,119

		2,595,760

Lodging — 0.5%
Boyd Gaming Corp. 6.750% 4/15/14	100,000	100,500
Choice Hotels International, Inc. 5.700% 8/28/20	475,000	458,685
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp. 11.250% 6/01/17	300,000	340,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	$74,000	$78,440
Wyndham Worldwide Corp. 6.000% 12/01/16	260,000	273,828

		1,251,953

Machinery – Diversified — 0.3%
Briggs & Stratton Corp. 6.875% 12/15/20	340,000	355,300
The Manitowoc Co., Inc. 8.500% 11/01/20	175,000	188,562
Roper Industries, Inc. 6.625% 8/15/13	205,000	228,249

		772,111

Manufacturing — 0.8%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	80,000	91,927
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	320,000	385,081
Polypore International, Inc. (c) 7.500% 11/15/17	285,000	294,975
SPX Corp. 7.625% 12/15/14	285,000	311,363
Trimas Corp. 9.750% 12/15/17	50,000	55,125
Tyco Electronics Group SA 6.000% 10/01/12	290,000	311,373
Tyco International Finance SA 8.500% 1/15/19	215,000	275,756

		1,725,600

Media — 2.7%
CBS Corp. 7.875% 7/30/30	100,000	116,542
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250% 10/30/17	252,000	262,080
Clear Channel Worldwide Holdings, Inc. 9.250% 12/15/17	50,000	55,250
Clear Channel Worldwide Holdings, Inc. 9.250% 12/15/17	300,000	332,250
Comcast Corp. 6.400% 5/15/38	250,000	258,693
Cox Communications, Inc. 6.750% 3/15/11	130,000	130,950
Echostar DBS Corp. 6.625% 10/01/14	305,000	319,488
Gannett Co., Inc. 8.750% 11/15/14	50,000	55,750
Gannett Co., Inc. 9.375% 11/15/17	200,000	225,000

	Principal Amount	Value
LIN Television Corp. 8.375% 4/15/18	$255,000	$274,125
The McClatchy Co. 11.500% 2/15/17	43,000	48,483
Mediacom Broadband LLC 8.500% 10/15/15	300,000	307,500
NBC Universal, Inc. (c) 5.150% 4/30/20	500,000	515,538
NBC Universal, Inc. (c) 6.400% 4/30/40	25,000	25,840
News America, Inc. 6.900% 8/15/39	125,000	139,905
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (c) 8.875% 4/15/17	125,000	134,688
Nielsen Finance LLC (c) 7.750% 10/15/18	235,000	252,038
Sinclair Television Group, Inc. (c) 9.250% 11/01/17	425,000	468,562
Thomson Corp. 5.700% 10/01/14	440,000	491,978
Time Warner Cable, Inc. 6.750% 6/15/39	155,000	166,193
Time Warner Cable, Inc. 7.500% 4/01/14	355,000	409,371
Time Warner, Inc. 4.700% 1/15/21	200,000	202,694
Time Warner, Inc. 5.875% 11/15/16	25,000	28,187
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	266,875
Univision Communications, Inc. (c) 8.500% 5/15/21	340,000	351,900
Univision Communications, Inc. (c) 12.000% 7/01/14	75,000	81,844
Videotron Ltd. 9.125% 4/15/18	280,000	313,250

		6,234,974

Metal Fabricate & Hardware — 0.4%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	250,000	262,188
Mueller Water Products, Inc. 8.750% 9/01/20	245,000	271,950
The Timken Co. 6.000% 9/15/14	275,000	303,981

		838,119

Mining — 0.8%
Alcoa, Inc. 6.150% 8/15/20	350,000	372,301
FMG Resources PTY Ltd. (c) 7.000% 11/01/15	215,000	221,988

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	$245,000	$324,797
Teck Resources Ltd. 10.750% 5/15/19	275,000	357,500
Vale Overseas Ltd. 6.250% 1/23/17	465,000	517,999
Vale Overseas Ltd. 6.875% 11/10/39	85,000	89,907

		1,884,492

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	200,000	210,556
Xerox Corp. 5.500% 5/15/12	80,000	84,240

		294,796

Office Furnishings — 0.9%
Herman Miller, Inc. 7.125% 3/15/11	475,000	475,140
Steelcase, Inc. (d) 6.375% 2/15/21	600,000	612,598
Steelcase, Inc. 6.500% 8/15/11	900,000	923,484

		2,011,222

Oil & Gas — 2.6%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. (c) 9.625% 10/15/18	250,000	247,500
Anadarko Petroleum Corp. 6.375% 9/15/17	625,000	690,359
Chaparral Energy, Inc. 8.500% 12/01/15	447,000	463,762
Chesapeake Energy Corp. 7.250% 12/15/18	200,000	213,000
Coffeyville Resources LLC/Coffeyville Finance, Inc. (c) 9.000% 4/01/15	225,000	245,250
ConocoPhillips 6.500% 2/01/39	150,000	173,440
Devon Energy Corp. 6.300% 1/15/19	80,000	93,951
Frontier Oil Corp. 6.875% 11/15/18	60,000	61,800
Motiva Enterprises LLC (c) 5.750% 1/15/20	300,000	333,707
Motiva Enterprises LLC (c) 6.850% 1/15/40	240,000	277,760
Nexen, Inc. 7.500% 7/30/39	425,000	458,001
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	51,059

	Principal Amount	Value
Petrobras International Finance Co. 3.875% 1/27/16	$220,000	$222,086
Petrobras International Finance Co. 5.375% 1/27/21	245,000	246,408
Petrobras International Finance Co. 6.750% 1/27/41	100,000	100,835
Petroleos Mexicanos 5.500% 1/21/21	375,000	378,187
Precision Drilling Corp. (c) 6.625% 11/15/20	85,000	87,869
Rowan Cos., Inc. 5.000% 9/01/17	185,000	189,552
Shell International Finance BV 5.500% 3/25/40	110,000	113,322
SM Energy Co. 6.625% 2/15/19	100,000	100,000
Southwestern Energy Co. 7.500% 2/01/18	135,000	153,731
Tesoro Corp. 6.500% 6/01/17	180,000	183,600
Transocean, Inc., Convertible 1.500% 12/15/37	280,000	278,600
Valero Energy Corp. 4.500% 2/01/15	325,000	343,475
Valero Energy Corp. 6.125% 2/01/20	280,000	304,494

		6,011,748

Oil & Gas Services — 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	350,000	332,361
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	400,000	372,000

		704,361

Packaging & Containers — 0.7%
Graham Packaging Co. LP/GPC Capital Corp. I 8.250% 10/01/18	124,000	131,905
Packaging Corporation of America 5.750% 8/01/13	275,000	295,654
Packaging Dynamics Corp. (c) 8.750% 2/01/16	240,000	244,500
Plastipak Holdings, Inc. (c) 10.625% 8/15/19	50,000	56,250
Pregis Corp. 12.375% 10/15/13	360,000	359,100
Sealed Air Corp. (c) 5.625% 7/15/13	225,000	237,707
Silgan Holdings, Inc. 7.250% 8/15/16	200,000	214,000

		1,539,116

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 1.1%
Abbott Laboratories 5.300% 5/27/40	$450,000	$445,994
Mylan, Inc. (c) 6.000% 11/15/18	340,000	346,800
Mylan, Inc. (c) 7.625% 7/15/17	175,000	190,750
Mylan, Inc. (c) 7.875% 7/15/20	275,000	304,219
Omnicare, Inc. 7.750% 6/01/20	250,000	262,500
Pfizer, Inc. 7.200% 3/15/39	220,000	273,931
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	100,000	103,000
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	135,000	138,712
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	206,250
Warner Chilcott Co. LLC (c) 7.750% 9/15/18	350,000	364,000

		2,636,156

Pipelines — 2.8%
Atlas Pipeline Partners LP 8.125% 12/15/15	300,000	310,500
Buckeye Partners LP 4.875% 2/01/21	250,000	249,496
CenterPoint Energy Resources Corp. (c) 4.500% 1/15/21	175,000	174,164
CenterPoint Energy Resources Corp. (c) 5.850% 1/15/41	150,000	149,259
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	250,000	260,125
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.875% 2/15/18	200,000	216,500
DCP Midstream LLC (c) 9.750% 3/15/19	50,000	64,595
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	500,000	504,192
Energy Transfer Equity LP 7.500% 10/15/20	100,000	106,875
Enogex LLC (c) 6.875% 7/15/14	825,000	915,720
Enterprise Products Operating LP 3.200% 2/01/16	175,000	175,874
Enterprise Products Operating LP 5.950% 2/01/41	400,000	390,674
Enterprise Products Operating LP 7.500% 2/01/11	100,000	100,000

	Principal Amount	Value
Gulf South Pipeline Co. LP (c) 5.050% 2/01/15	$25,000	$26,615
Kern River Funding Corp. (c) 4.893% 4/30/18	106,137	115,221
Kinder Morgan Energy Partners LP 6.000% 2/01/17	110,000	122,418
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	86,940
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	16,154
Kinder Morgan Finance Co. 5.700% 1/05/16	360,000	368,100
ONEOK Partners LP 3.250% 2/01/16	150,000	150,309
ONEOK Partners LP 6.125% 2/01/41	400,000	397,282
Rockies Express Pipeline LLC (c) 6.250% 7/15/13	510,000	550,382
Rockies Express Pipeline LLC (c) 6.850% 7/15/18	340,000	369,769
Southern Natural Gas Co. (c) 5.900% 4/01/17	60,000	64,706
Texas Eastern Transmission LP (c) 6.000% 9/15/17	85,000	95,335
TransCanada PipeLines Ltd. 6.200% 10/15/37	50,000	53,224
Williams Partners LP 5.250% 3/15/20	360,000	371,024

		6,405,453

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	225,000	230,014

Real Estate Investment Trusts (REITS) — 1.0%
Boston Properties LP 4.125% 5/15/21	150,000	143,494
Senior Housing Properties Trust 4.300% 1/15/16	500,000	496,142
Senior Housing Properties Trust 8.625% 1/15/12	45,000	47,192
Simon Property Group LP 4.200% 2/01/15	100,000	105,217
Simon Property Group LP 4.375% 3/01/21	535,000	527,904
Simon Property Group LP 5.650% 2/01/20	210,000	228,512
Weingarten Realty Investors Series A 4.857% 1/15/14	650,000	667,834

		2,216,295

Retail — 1.0%
CVS Caremark Corp. 6.125% 9/15/39	225,000	232,572

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Pass-Through Trust (c) 7.507% 1/10/32	$19,653	$22,550
Inergy LP/Inergy Finance Corp. (c) 7.000% 10/01/18	350,000	359,188
J.C. Penney Co., Inc. 5.650% 6/01/20	350,000	337,750
Landry’s Restaurants, Inc. 11.625% 12/01/15	70,000	75,775
McDonald’s Corp. 6.300% 10/15/37	70,000	80,263
Nordstrom, Inc. 6.750% 6/01/14	135,000	154,417
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	223,409
Phillips-Van Heusen Corp. 7.375% 5/15/20	125,000	133,594
Roadhouse Financing, Inc. (c) 10.750% 10/15/17	75,000	82,875
Wal-Mart Stores, Inc. 5.625% 4/01/40	505,000	518,542

		2,220,935

Savings & Loans — 0.2%
Glencore Funding LLC (c) 6.000% 4/15/14	325,000	344,003
Northern Tier Energy LLC (c) 10.500% 12/01/17	170,000	182,963
Washington Mutual Bank (e) 5.650% 8/15/14	1,225,000	1,531

		528,497

Semiconductors — 0.7%
Micron Technology, Inc., Convertible 1.875% 6/01/14	1,500,000	1,546,875

Software — 0.7%
EVERTEC, Inc. (c) 11.000% 10/01/18	160,000	167,200
First Data Corp. (c) 8.250% 1/15/21	152,000	146,300
First Data Corp. (c) 8.875% 8/15/20	100,000	107,750
First Data Corp. 9.875% 9/24/15	35,000	34,912
First Data Corp. (c) 12.625% 1/15/21	152,000	153,900
Microsoft Corp. 3.000% 10/01/20	600,000	564,723
Microsoft Corp. 4.500% 10/01/40	450,000	407,008

		1,581,793

Telecommunications — 3.5%
America Movil SAB de CV 5.000% 3/30/20	175,000	181,498

	Principal Amount	Value
America Movil SAB de CV 6.125% 3/30/40	$180,000	$186,329
American Tower Corp. 4.500% 1/15/18	750,000	744,892
American Tower Corp. 5.050% 9/01/20	490,000	483,396
AT&T, Inc. 6.500% 9/01/37	635,000	668,598
British Telecom PLC STEP 9.875% 12/15/30	50,000	66,781
CenturyLink, Inc. 6.150% 9/15/19	195,000	201,833
Cisco Systems, Inc. 5.500% 1/15/40	75,000	75,541
CommScope, Inc. (c) 8.250% 1/15/19	185,000	191,938
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	90,000	118,548
Embarq Corp. 7.082% 6/01/16	210,000	239,090
Embarq Corp. 7.995% 6/01/36	45,000	50,706
Frontier Communications Corp. 8.125% 10/01/18	450,000	506,813
GeoEye, Inc. 9.625% 10/01/15	25,000	28,250
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/14	440,000	454,300
Intelsat Bermuda Ltd. 9.250% 6/15/16	455,000	473,200
MetroPCS Wireless, Inc. 7.875% 9/01/18	300,000	313,500
Rogers Communications, Inc. 7.500% 8/15/38	35,000	42,992
Rogers Wireless Communications, Inc. 7.500% 3/15/15	30,000	35,683
Sprint Capital Corp. 6.900% 5/01/19	255,000	255,638
Telecom Italia Capital 6.000% 9/30/34	80,000	68,158
Telecom Italia Capital 6.175% 6/18/14	475,000	506,284
Verizon Communications, Inc. 8.750% 11/01/18	315,000	408,886
Verizon Communications, Inc. 8.950% 3/01/39	150,000	208,269
Verizon Virginia, Inc. Series A 4.625% 3/15/13	550,000	581,881
Virgin Media Finance PLC 9.125% 8/15/16	340,000	362,100

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Windstream Corp. 8.625% 8/01/16	$460,000	$487,600

		7,942,704

Transportation — 1.0%
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	176,891
Canadian National Railway Co. 6.375% 11/15/37	305,000	344,705
CHC Helicopter SA (c) 9.250% 10/15/20	294,000	313,110
RailAmerica, Inc. 9.250% 7/01/17	644,000	710,815
Ryder System, Inc. 5.000% 6/15/12	225,000	235,428
Union Pacific Corp. 4.000% 2/01/21	250,000	246,340
Union Pacific Corp. 5.750% 11/15/17	225,000	253,702

		2,280,991

Trucking & Leasing — 0.4%
GATX Corp. 3.500% 7/15/16	90,000	89,406
GATX Corp. 4.750% 5/15/15	115,000	120,853
GATX Corp. 8.750% 5/15/14	630,000	730,664

		940,923

TOTAL CORPORATE DEBT (Cost $100,151,473)		104,541,475

MUNICIPAL OBLIGATIONS — 1.2%
Access Group, Inc., Delaware VRN 1.747% 9/01/37	150,000	114,937
Access Group, Inc., Delaware VRN 1.761% 9/01/37	315,000	286,650
Colorado Bridge Enterprise 6.078% 12/01/40	800,000	824,776
North Texas Tollway Authority 6.718% 1/01/49	870,000	847,276
State of California 5.950% 4/01/16	225,000	235,834
State of California 7.550% 4/01/39	125,000	128,721
Tennessee Valley Authority 5.250% 9/15/39	210,000	214,683

		2,652,877

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,634,766)		2,652,877

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.2%
Commercial MBS — 7.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.742% 2/10/51	$885,000	$951,879
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	850,000	897,758
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	500,000	528,199
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,200,000	1,219,143
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	680,000	691,397
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	635,000	681,560
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	750,000	802,174
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	741,228	750,526
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.815% 12/10/49	1,040,000	1,128,539
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	625,000	657,481
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (c) 6.211% 2/15/41	1,220,000	796,480
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.221% 5/15/41	1,050,000	1,128,674
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	880,000	936,528

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	$880,000	$930,928
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,240,000	1,279,680
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	650,000	733,022
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 6.041% 8/15/39	225,000	244,537
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	785,000	823,085
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.854% 2/15/51	792,242	815,682

		15,997,272

Home Equity ABS — 1.7%
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.620% 7/25/35	387,141	364,912
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.730% 4/25/35	247,000	215,094
Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 21A1 FRN 0.330% 12/25/36	312,662	292,520
Bear Stearns Asset-Backed Securities Trust, Series 2006-EC1, Class A2 FRN 0.480% 12/25/35	116,259	113,737
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M1 FRN 0.760% 1/25/36	150,000	122,069
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.790% 1/25/35	209,278	202,495
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.850% 12/25/34	139,233	125,424

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.490% 9/25/34	$240,696	$228,644
Countrywide Asset-Backed Certificates, Series 2005-BC3, Class M2 FRN 0.910% 6/25/35	375,000	259,031
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.860% 2/25/35	256,276	235,694
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.430% 8/25/36	235,988	209,296
Home Equity Asset Trust, Series 2006-1, Class 2A4 FRN 0.590% 4/25/36	325,000	264,679
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.730% 8/25/35	200,000	163,988
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.760% 2/25/35	355,841	332,140
Morgan Stanley Capital I, Series 2005-HE4, Class A2C FRN 0.630% 7/25/35	317,186	305,887
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.710% 3/25/35	295,000	237,991
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	323	317
Novastar Home Equity Loan, Series 2007-2, Class A2A FRN 0.350% 9/25/37	145,113	143,156

		3,817,074

Student Loans ABS — 2.6%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.563% 12/27/16	161,181	160,309
Access Group, Inc., Series 2003-1, Class B FRN 1.761% 12/26/35	500,000	362,500
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.360% 5/25/36	134,743	132,051
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2 FRN 0.360% 8/25/36	294,745	232,052
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A2 FRN 0.360% 10/25/36	500,000	390,248

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.313% 3/28/17	$540,102	$535,301
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.760% 1/25/47	475,000	406,125
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 1.760% 3/25/42	250,000	225,625
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-5, Class 2A1 FRN 0.960% 10/25/37	79,196	78,298
Morgan Stanley Capital, Inc., Series 2006-NC5, Class A2B FRN 0.370% 10/25/36	500,000	419,525
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (c) (f) 0.904% 6/20/14	1,175,000	715,810
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.660% 10/25/35	250,000	177,767
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.892% 3/15/38	300,013	248,777
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.952% 6/15/38	368,577	306,255
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (c) 1.630% 12/15/16	275,000	274,999
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (c) 1.711% 12/15/16	525,000	524,997
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 1.761% 3/15/28	500,000	492,210
SLM Student Loan Trust, Series 2003-10A, Class B FRN (c) 3.340% 12/17/46	500,000	400,000

		6,082,849

WL Collateral CMO — 1.9%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.341% 7/20/36	37,645	37,409
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.021% 8/25/34	165,142	149,010

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.019% 2/25/34	$25,764	$22,846
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.287% 9/25/33	12,213	9,949
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.880% 8/25/34	28,348	26,144
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.451% 1/19/38	785,615	555,854
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.370% 5/25/37	847,367	446,370
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.754% 8/25/34	73,159	57,321
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.510% 8/25/36	301,315	227,676
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 2.659% 2/25/34	257,940	252,305
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.704% 7/25/33	5,045	4,897
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.041% 2/25/34	8,977	8,286
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1 Class M1 FRN (c) 0.995% 6/28/35	235,000	217,674
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.618% 2/25/34	489	446
Morgan Stanley Reremic Trust 3.000% 7/17/56	1,357,823	1,359,520
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.440% 6/25/46	1,423,908	571,487
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.911% 3/25/34	35,881	32,216
Structured Asset Securities Corp., Series 2003-7H, Class A1II 6.500% 3/25/33	249,720	249,542
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.723% 4/25/44	115,569	92,874

		4,321,826

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.766% 6/25/32	$41,548	$36,132

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,345,121)		30,255,153

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Peruvian Government International Bond 6.550% 3/14/37	155,000	170,888
Poland Government International Bond 6.375% 7/15/19	220,000	245,270
Province of Quebec Canada 7.500% 9/15/29	125,000	166,692
Rebublic of Brazil International Bond 5.875% 1/15/19	94,000	104,105
Republic of Brazil International Bond 5.625% 1/07/41	235,000	231,827
United Mexican States 5.125% 1/15/20	265,000	277,322
United Mexican States 6.750% 9/27/34	215,000	241,875

		1,437,979

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,411,692)		1,437,979

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 35.1%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	54,276	60,465
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	26,317	29,944

		90,409

Pass-Through Securities — 35.0%
Federal Home Loan Mortgage Corp. Pool #G11476 5.000% 11/01/18	187,141	200,712
Pool #B16010 5.000% 8/01/19	6,220	6,648
Pool #B17058 5.000% 9/01/19	17,394	18,593
Pool #B17494 5.000% 12/01/19	67,851	72,508
Pool #B14584 5.000% 1/01/20	314,490	336,075

	Principal Amount	Value
Pool #B18677 5.000% 1/01/20	$15,145	$16,185
Pool #C01283 5.500% 11/01/31	42,410	45,502
Pool #E89199 6.000% 4/01/17	13,351	14,463
Pool #G11431 6.000% 2/01/18	2,576	2,789
Pool #G01311 7.000% 9/01/31	5,135	5,776
Pool #C80207 7.500% 9/01/24	3,189	3,600
Pool #C00530 7.500% 7/01/27	3,781	4,284
Pool #C00563 7.500% 11/01/27	12,556	14,231
Pool #C00612 7.500% 4/01/28	839	952
Pool #C55867 7.500% 2/01/30	14,285	16,165
Federal Home Loan Mortgage Corp. TBA Pool #2504 4.000% 11/01/39 (d)	2,325,000	2,300,660
Pool #6433 4.500% 2/01/39 (d)	15,597,000	15,926,000
Federal National Mortgage Association Pool #725692 VRN 2.480% 10/01/33	307,411	321,969
Pool #888586 VRN 2.759% 10/01/34	750,135	788,287
Pool #675713 5.000% 3/01/18	113,382	121,341
Pool #735010 5.000% 11/01/19	695,774	745,211
Pool #522294 5.625% 7/15/37	2,715,000	2,962,782
Pool #253880 6.500% 7/01/16	7,270	7,877
Pool #575579 7.500% 4/01/31	21,822	24,795
Pool #535996 7.500% 6/01/31	4,474	5,082
Federal National Mortgage Association TBA Pool #886 3.500% 8/01/40 (d)	11,990,000	11,430,779
Pool #5884 4.000% 11/01/23 (d)	15,408,000	15,864,222
Pool #5409 4.000% 11/01/39 (d)	6,930,000	6,868,280

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #11054 4.500% 12/01/20 (d)	$7,470,000	$7,829,494
Pool #26607 5.000% 5/01/36 (d)	8,605,000	9,027,183
Government National Mortgage Association Pool #579140 6.500% 1/15/32	4,924	5,552
Pool #587280 6.500% 9/15/32	4,838	5,457
Pool #550659 6.500% 9/15/35	143,782	161,883
Pool #538689 6.500% 12/15/35	76,603	86,223
Pool #780651 7.000% 10/15/27	4,973	5,610
Pool #462384 7.000% 11/15/27	3,458	3,894
Pool #482668 7.000% 8/15/28	2,871	3,235
Pool #506804 7.000% 5/15/29	20,319	22,923
Pool #506914 7.000% 5/15/29	65,329	73,681
Pool #581417 7.000% 7/15/32	6,471	7,323
Pool #591581 7.000% 8/15/32	1,035	1,171
Pool #423836 8.000% 8/15/26	1,963	2,230
Pool #444619 8.000% 3/15/27	12,515	14,238
Government National Mortgage Association TBA
Pool #7911 4.500% 7/01/39 (d)	4,637,000	4,796,397
New Valley Generation IV 4.687% 1/15/22	66,972	70,730

		80,242,992

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $79,954,497)		80,333,401

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds & Notes — 3.2%
U.S. Treasury Bond (g) 5.375% 2/15/31	1,860,000	2,119,229
U.S. Treasury Inflation Index 1.875% 7/15/15	2,587,224	2,841,807
U.S. Treasury Note 0.375% 8/31/12	2,055,000	2,053,074

	Principal Amount	Value
U.S. Treasury Note 1.000% 1/15/14	$205,000	$205,224

		7,219,334

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,199,681)		7,219,334

TOTAL BONDS & NOTES (Cost $222,697,230)		226,440,219

TOTAL LONG-TERM INVESTMENTS (Cost $222,920,511)		226,607,230

SHORT-TERM INVESTMENTS — 32.8%
Commercial Paper — 32.8%
AGL Capital Corp. (c) 0.350% 2/02/11	5,700,000	5,699,944
Bacardi USA, Inc. 0.360% 2/24/11	5,565,000	5,563,720
BMW US Capital LLC (c) 0.370% 2/07/11	5,000,000	4,999,692
Carnival PLC (c) 0.340% 2/03/11	5,750,000	5,749,891
Centrica PLC (c) 0.420% 2/23/11	5,700,000	5,698,537
Enbridge Energy Partners LP (c) 0.380% 2/10/11	5,700,000	5,699,458
ERAC USA Finance Co. (c) 0.380% 3/15/11	5,500,000	5,497,562
ITT Corp. (c) 0.370% 3/01/11	4,060,000	4,058,832
Johnson Controls, Inc. (c) 0.360% 2/15/11	5,700,000	5,699,202
National Grid USA (c) 0.500% 3/16/11	5,800,000	5,796,536
Nextera Energy Capital Holdings, Inc. 0.350% 2/08/11	3,925,000	3,924,733
South Carolina Electric & Gas 0.370% 2/14/11	5,750,000	5,749,232
UnitedHealth Group, Inc. (c) 0.330% 2/01/11	5,300,000	5,300,000
Virginia Electric and Power Co. 0.350% 2/22/11	5,700,000	5,698,836

		75,136,175

TOTAL SHORT-TERM INVESTMENTS (Cost $75,136,175)		75,136,175

TOTAL INVESTMENTS — 131.8% (Cost $298,056,686) (h)		301,743,405

Other Assets/(Liabilities) — (31.8)%		(72,726,822)

NET ASSETS — 100.0%		$229,016,583

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is valued in good faith under procedures established by the Board of Trustees.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to a value of $77,628,405 or 33.90% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At January 31, 2011, these securities amounted to a value of $1,531 or 0.00% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At January 31, 2011, these securities amounted to a value of $715,810 or 0.31% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.9%

COMMON STOCK — 0.9%
Forest Products & Paper — 0.9%
The Newark Group, Inc. (a) (b)	329,969	$1,402,164

TOTAL COMMON STOCK (Cost $2,113,591)		1,402,164

TOTAL EQUITIES (Cost $2,113,591)		1,402,164

	Principal Amount
BONDS & NOTES — 94.8%

CORPORATE DEBT — 94.8%
Advertising — 0.7%
inVentiv Health, Inc. (c) 10.000% 8/15/18	$1,130,000	1,144,125

Aerospace & Defense — 1.0%
DAE Aviation Holdings, Inc. (c) 11.250% 8/01/15	1,475,000	1,545,063

Auto Manufacturers — 1.4%
Ford Motor Co. 7.450% 7/16/31	2,035,000	2,221,491

Auto Parts & Equipment — 1.9%
Affinia Group, Inc. 9.000% 11/30/14	1,510,000	1,540,200
Cooper-Standard Automotive, Inc. (c) 8.500% 5/01/18	1,300,000	1,400,750

		2,940,950

Automotive & Parts — 2.3%
American Axle & Manufacturing, Inc. 7.875% 3/01/17	845,000	880,912
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	794,200
Exide Technologies (c) 8.625% 2/01/18	445,000	468,919
Titan International, Inc. (c) 7.875% 10/01/17	850,000	905,250
Uncle Acquisition 2010 Corp. (c) 8.625% 2/15/19	500,000	521,250

		3,570,531

Banks — 0.5%
Ally Financial, Inc. 6.750% 12/01/14	670,000	720,250

Beverages — 0.9%
Cott Beverages, Inc. 8.125% 9/01/18	1,275,000	1,377,000

	Principal Amount	Value
Building Materials — 0.8%
Interline Brands, Inc. 7.000% 11/15/18	$1,220,000	$1,253,550

Chemicals — 2.2%
Georgia Gulf Corp. (c) 9.000% 1/15/17	850,000	938,187
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (c) 9.000% 11/15/20	740,000	789,950
Huntsman International LLC 8.625% 3/15/20	550,000	607,750
Omnova Solutions, Inc. (c) 7.875% 11/01/18	965,000	989,125

		3,325,012

Coal — 0.5%
International Coal Group, Inc. 9.125% 4/01/18	720,000	784,800

Commercial Services — 4.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (c) 8.250% 1/15/19	1,775,000	1,850,437
Cenveo Corp. (c) 10.500% 8/15/16	1,265,000	1,271,325
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	445,000	452,788
Rent-A-Center, Inc. (c) 6.625% 11/15/20	880,000	866,800
RSC Equipment Rental, Inc. / RSC Holdings III LLC (c) 8.250% 2/01/21	1,300,000	1,329,250
United Rentals North America, Inc. 8.375% 9/15/20	1,030,000	1,076,350

		6,846,950

Diversified Financial — 7.0%
American General Finance Corp. 5.375% 10/01/12	900,000	868,500
American General Finance Corp. 6.500% 9/15/17	1,170,000	988,650
Cemex Finance LLC (c) 9.500% 12/14/16	1,040,000	1,064,700
CIT Group, Inc. 7.000% 5/01/15	3,909,565	3,963,322
Ford Motor Credit Co. LLC 6.625% 8/15/17	1,200,000	1,285,873
International Lease Finance Corp. (c) 8.625% 9/15/15	700,000	780,500
Pinafore LLC/Pinafore, Inc. (c) 9.000% 10/01/18	1,675,000	1,848,781

		10,800,326

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 4.6%
Calpine Corp. (c) 7.500% 2/15/21	$1,660,000	$1,680,750
Energy Future Holdings Corp. (c) 10.250% 1/15/20	2,315,000	2,449,513
Intergen NV (c) 9.000% 6/30/17	1,330,000	1,426,425
NRG Energy, Inc. 7.375% 2/01/16	560,000	579,600
NRG Energy, Inc. 8.500% 6/15/19	850,000	886,125

		7,022,413

Electronics — 1.0%
NXP BV/NXP Funding LLC 7.875% 10/15/14	720,000	749,700
NXP BV/NXP Funding LLC 9.500% 10/15/15	775,000	830,219

		1,579,919

Energy – Alternate Sources — 0.4%
Headwaters, Inc. 11.375% 11/01/14	525,000	585,375

Engineering & Construction — 0.4%
Tutor Perini Corp. (c) 7.625% 11/01/18	650,000	663,000

Entertainment — 1.0%
AMC Entertainment, Inc. 8.750% 6/01/19	685,000	734,663
Regal Entertainment Group 9.125% 8/15/18	770,000	821,012

		1,555,675

Foods — 0.8%
Bumble Bee Acquisition Corp. (c) 9.000% 12/15/17	737,000	785,826
Michael Foods, Inc. (c) 9.750% 7/15/18	425,000	465,375

		1,251,201

Forest Products & Paper — 0.7%
NewPage Corp. 11.375% 12/31/14	750,000	751,875
Verso Paper Holdings LLC (c) 8.750% 2/01/19	290,000	300,513

		1,052,388

Hand & Machine Tools — 0.3%
Thermadyne Holdings Corp. STEP 10.000% 2/01/14	460,000	476,100

Health Care – Products — 0.9%
Alere, Inc. 9.000% 5/15/16	1,250,000	1,317,188

	Principal Amount	Value
Health Care – Services — 2.8%
Apria Healthcare Group, Inc. 11.250% 11/01/14	$675,000	$745,031
Apria Healthcare Group, Inc. 12.375% 11/01/14	1,000,000	1,107,500
HCA Holdings Inc (c) 7.750% 5/15/21	600,000	625,500
Healthsouth Corp. 7.250% 10/01/18	600,000	614,250
Healthsouth Corp. 7.750% 9/15/22	1,180,000	1,227,200

		4,319,481

Holding Company – Diversified — 1.6%
Reynolds Group Holdings Ltd. (c) 8.250% 2/15/21	200,000	201,750
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC (c) 8.500% 5/15/18	925,000	964,313
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC (c) 9.000% 4/15/19	375,000	393,750
Susser Holdings LLC/ Susser Finance Corp. 8.500% 5/15/16	900,000	972,000

		2,531,813

Household Products — 1.6%
American Achievement Corp. (c) 10.875% 4/15/16	500,000	495,000
Diversey, Inc. 8.250% 11/15/19	530,000	573,725
Spectrum Brands Holdings, Inc. (c) 9.500% 6/15/18	1,325,000	1,454,188

		2,522,913

Housewares — 0.4%
Libbey Glass, Inc. 10.000% 2/15/15	625,000	675,781

Iron & Steel — 0.9%
Tube City IMS Corp. 9.750% 2/01/15	1,285,000	1,336,400

Leisure Time — 2.1%
Easton-Bell Sports, Inc. 9.750% 12/01/16	970,000	1,079,125
Travelport LLC 9.875% 9/01/14	2,142,000	2,104,515

		3,183,640

Lodging — 1.9%
Boyd Gaming Corp. 6.750% 4/15/14	265,000	266,325
Boyd Gaming Corp. 7.125% 2/01/16	900,000	852,750

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp. 11.250% 6/01/17	$1,550,000	$1,759,250

		2,878,325

Machinery – Diversified — 0.7%
The Manitowoc Co., Inc. 8.500% 11/01/20	950,000	1,023,625

Manufacturing — 1.9%
Polypore International, Inc. (c) 7.500% 11/15/17	1,600,000	1,656,000
Trimas Corp. 9.750% 12/15/17	1,100,000	1,212,750

		2,868,750

Media — 8.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250% 10/30/17	800,000	832,000
Cequel Communications Holdings I LLC/ Cequel Capital Corp. (c) 8.625% 11/15/17	1,600,000	1,674,000
Clear Channel Worldwide Holdings, Inc. 9.250% 12/15/17	1,045,000	1,157,337
Gannett Co., Inc. 9.375% 11/15/17	2,125,000	2,390,625
LIN Television Corp. 8.375% 4/15/18	1,486,000	1,597,450
The McClatchy Co. 11.500% 2/15/17	171,000	192,803
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (c) 8.875% 4/15/17	1,600,000	1,724,000
Sinclair Television Group, Inc. (c) 9.250% 11/01/17	1,710,000	1,885,275
Univision Communications, Inc. (c) 8.500% 5/15/21	1,455,000	1,505,925

		12,959,415

Metal Fabricate & Hardware — 1.4%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	830,000	870,463
Mueller Water Products, Inc. 8.750% 9/01/20	1,220,000	1,354,200

		2,224,663

Mining — 0.8%
FMG Resources PTY Ltd. (c) 7.000% 11/01/15	1,175,000	1,213,188

Oil & Gas — 5.0%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. (c) 9.625% 10/15/18	1,185,000	1,173,150
Chaparral Energy, Inc. 8.500% 12/01/15	1,400,000	1,452,500

	Principal Amount	Value
Coffeyville Resources LLC / Coffeyville Finance, Inc. (c) 10.875% 4/01/17	$1,100,000	$1,223,750
Laredo Petroleum, Inc. (c) 9.500% 2/15/19	680,000	708,900
Precision Drilling Corp. (c) 6.625% 11/15/20	395,000	408,331
QEP Resources, Inc. 6.875% 3/01/21	850,000	888,250
SandRidge Energy, Inc. 8.750% 1/15/20	1,200,000	1,278,000
SM Energy Co. 6.625% 2/15/19	500,000	500,000

		7,632,881

Packaging & Containers — 4.1%
Packaging Dynamics Corp. (c) 8.750% 2/01/16	1,630,000	1,660,562
Packaging Dynamics Finance Corp. (c) 10.000% 5/01/16	2,370,000	2,524,050
Pregis Corp. 12.375% 10/15/13	1,405,000	1,401,488
Solo Cup Co. 8.500% 2/15/14	750,000	675,000

		6,261,100

Pharmaceuticals — 5.4%
Mylan, Inc. (c) 6.000% 11/15/18	1,230,000	1,254,600
Mylan, Inc. (c) 7.875% 7/15/20	365,000	403,781
Omnicare, Inc. 7.750% 6/01/20	1,500,000	1,575,000
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	375,000	386,250
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	600,000	616,500
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	800,000	825,000
Warner Chilcott Co. LLC (c) 7.750% 9/15/18	3,100,000	3,224,000

		8,285,131

Pipelines — 2.6%
Atlas Pipeline Partners LP 8.125% 12/15/15	2,030,000	2,101,050
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.875% 2/15/18	1,200,000	1,299,000
Energy Transfer Equity LP 7.500% 10/15/20	600,000	641,250

		4,041,300

Retail — 3.9%
Giraffe Acquisition Corp. (c) 9.125% 12/01/18	635,000	669,925

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Inergy LP/Inergy Finance Corp. (c) 7.000% 10/01/18	$900,000	$923,625
Landry’s Restaurants, Inc. 11.625% 12/01/15	900,000	974,250
OSI Restaurant Partners, Inc. 10.000% 6/15/15	670,000	706,850
Petco Animal Supplies, Inc. (c) 9.250% 12/01/18	410,000	440,750
Quiksilver, Inc. 6.875% 4/15/15	1,720,000	1,698,500
Roadhouse Financing, Inc. (c) 10.750% 10/15/17	500,000	552,500

		5,966,400

Savings & Loans — 1.7%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	1,805,000	1,051,412
Northern Tier Energy LLC (c) 10.500% 12/01/17	1,520,000	1,635,900

		2,687,312

Semiconductors — 0.6%
Freescale Semiconductor, Inc. (c) 9.250% 4/15/18	900,000	996,750

Software — 3.8%
EVERTEC, Inc. (c) 11.000% 10/01/18	775,000	809,875
Fidelity National Information Services, Inc. 7.625% 7/15/17	500,000	536,250
Fidelity National Information Services, Inc. 7.875% 7/15/20	670,000	725,275
First Data Corp. (c) 8.250% 1/15/21	865,000	832,563
First Data Corp. (c) 8.875% 8/15/20	1,500,000	1,616,250
First Data Corp. 9.875% 9/24/15	194,000	193,515
First Data Corp. 11.250% 3/31/16	260,000	240,500
First Data Corp. (c) 12.625% 1/15/21	865,000	875,812

		5,830,040

Telecommunications — 5.5%
CommScope, Inc. (c) 8.250% 1/15/19	825,000	855,938
Intelsat Bermuda Ltd. 9.250% 6/15/16	1,285,000	1,336,400
MetroPCS Wireless, Inc. 7.875% 9/01/18	1,400,000	1,463,000
Sprint Capital Corp. 6.900% 5/01/19	1,745,000	1,749,362

	Principal Amount	Value
Viasat, Inc. 8.875% 9/15/16	$1,265,000	$1,359,875
Windstream Corp. 8.625% 8/01/16	1,578,000	1,672,680

		8,437,255

Transportation — 3.9%
CHC Helicopter SA (c) 9.250% 10/15/20	1,580,000	1,682,700
Quality Distribution LLC/QD Capital Corp. (c) 9.875% 11/01/18	1,300,000	1,348,750
RailAmerica, Inc. 9.250% 7/01/17	1,200,000	1,324,500
Swift Services Holdings, Inc. (c) 10.000% 11/15/18	1,450,000	1,567,812

		5,923,762

TOTAL CORPORATE DEBT (Cost $138,993,189)		145,833,232

TOTAL BONDS & NOTES (Cost $138,993,189)		145,833,232

TOTAL LONG-TERM INVESTMENTS (Cost $141,106,780)		147,235,396

SHORT-TERM INVESTMENTS — 2.0%
Time Deposits — 2.0%
Euro Time Deposit 0.010% 2/01/11	2,990,824	2,990,824

TOTAL SHORT-TERM INVESTMENTS (Cost $2,990,824)		2,990,824

TOTAL INVESTMENTS — 97.7% (Cost $144,097,604) (d)		150,226,220

Other Assets/(Liabilities) — 2.3%		3,533,888

NET ASSETS — 100.0%		$153,760,108

Notes to Portfolio of Investments

STEP	Step Up Bond
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to a value of $69,367,190 or 45.11% of net assets.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.8%

CORPORATE DEBT — 24.3%
Banks — 17.8%
Barclays Bank PLC GBP (a) 2.875% 12/23/11	$300,000	$487,992
Depfa ACS Bank JPY (a) 1.650% 12/20/16	30,000,000	311,629
Eksportfinans A/S EUR (a) 4.750% 6/11/13	525,000	758,718
KFW JPY (a) 2.050% 2/16/26	92,000,000	1,158,778
Landwirtschaftliche Rentenbank JPY (a) 1.500% 6/20/14	80,000,000	1,007,938
Rabobank Nederland NV GBP (a) 4.000% 9/10/15	200,000	328,780
Rabobank Nederland NV EUR (a) 4.250% 4/22/14	350,000	501,263

		4,555,098

Multi-National — 5.8%
International Bank for Reconstruction & Development, Class E GBP (a) 5.400% 6/07/21	255,000	461,245
Nordic Investment Bank JPY (a) 1.700% 4/27/17	80,000,000	1,026,189

		1,487,434

Oil & Gas — 0.7%
BG Energy Capital PLC GBP (a) 5.125% 12/07/17	100,000	169,783

TOTAL CORPORATE DEBT (Cost $5,540,722)		6,212,315

SOVEREIGN DEBT OBLIGATIONS — 73.5%
Belgium Government EUR (a) 4.000% 3/28/13	500,000	707,303
Bundesrepublik Deutschland EUR (a) 3.500% 1/04/16	350,000	504,021
Canadian Government Bond CAD (a) 2.000% 9/01/12	700,000	704,334
Canadian Government Bond CAD (a) 2.000% 12/01/14	850,000	841,410
Canadian Government Bond CAD (a) 2.500% 6/01/15	600,000	602,349
Finland Government Bond EUR (a) 3.125% 9/15/14	650,000	923,232
French Republic EUR (a) 5.750% 10/25/32	500,000	858,177

	Principal Amount	Value
Government of France OAT EUR (a) 3.750% 4/25/21	$200,000	$278,666
Italy Buoni Poliennali Del Tesoro EUR (a) 3.000% 4/15/15	700,000	934,253
Italy Buoni Poliennali Del Tesoro EUR (a) 4.500% 2/01/18	700,000	974,219
Japan Government JPY (a) 1.700% 12/20/16	10,000,000	129,455
Japan Government JPY (a) 2.300% 3/19/26	100,000,000	1,308,938
Kingdom of the Netherlands EUR (a) 4.250% 7/15/13	700,000	1,018,363
Mexican Bonos MXN (a) 6.000% 6/18/15	3,000,000	244,252
New South Wales Treasury Corp. AUD (a) 5.500% 8/01/14	300,000	300,854
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	715,000	706,341
Norway Treasury Bill NOK (a) 0.000% 9/21/11	4,100,000	699,273
Poland Government Bond PLN (a) 5.250% 4/25/13	1,800,000	629,578
Poland Government Bond PLN (a) 5.500% 4/25/15	2,250,000	777,977
Province of Ontario Canada CAD (a) 3.150% 9/08/15	200,000	202,872
Queensland Treasury Corp. AUD (a) 6.000% 9/14/17	200,000	202,224
Republic of Austria EUR (a) (b) 3.500% 9/15/21	500,000	677,955
Republic of Austria EUR (a) 4.650% 1/15/18	770,000	1,149,128
Republic of Germany EUR (a) 4.750% 7/04/28	440,000	686,163
South Africa Government Bond ZAR (a) 8.000% 12/21/18	1,800,000	242,963
Sweden Government Bond SEK (a) 3.000% 7/12/16	3,250,000	500,366
United Kingdom Gilt GBP (a) 4.500% 9/07/34	275,000	442,742
United Kingdom Treasury GBP (a) 4.750% 3/07/20	350,000	607,736

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Mexican States MXN (a) 8.000% 12/19/13	$11,220,000	$977,958

		18,833,102

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $18,091,890)		18,833,102

TOTAL BONDS & NOTES (Cost $23,632,612)		25,045,417

TOTAL LONG-TERM INVESTMENTS (Cost $23,632,612)		25,045,417

SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 01/31/11, 0.010%, due 2/01/11 (c)	489,242	489,242

TOTAL SHORT-TERM INVESTMENTS (Cost $489,242)		489,242

TOTAL INVESTMENTS — 99.7% (Cost $24,121,854) (d)		25,534,659

Other Assets/(Liabilities) — 0.3%		71,193

NET ASSETS — 100.0%		$25,605,852

Notes to Portfolio of Investments

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to a value of $677,955 or 2.65% of net assets.
(c)	Maturity value of $489,242. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $502,473.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 52.1%

COMMON STOCK — 52.1%
Advertising — 0.1%
Interpublic Group of Companies, Inc. (a)	3,533	$37,767
Omnicom Group, Inc.	998	44,790

		82,557

Aerospace & Defense — 1.1%
The Boeing Co.	2,406	167,169
General Dynamics Corp.	2,448	184,579
Goodrich Corp.	673	60,987
L-3 Communications Holdings, Inc.	1,218	95,309
Lockheed Martin Corp.	1,696	135,002
Northrop Grumman Corp.	2,323	160,984
Raytheon Co.	2,996	149,770
Rockwell Collins, Inc.	557	35,726
United Technologies Corp.	4,844	393,817

		1,383,343

Agriculture — 1.0%
Altria Group, Inc.	14,541	341,859
Archer-Daniels-Midland Co.	1,726	56,388
Lorillard, Inc.	1,702	128,058
Philip Morris International, Inc.	12,950	741,258
Reynolds American, Inc.	2,644	84,106

		1,351,669

Airlines — 0.1%
Southwest Airlines Co.	9,766	115,727

Apparel — 0.3%
Nike, Inc. Class B	2,953	243,564
VF Corp.	1,570	129,870

		373,434

Auto Manufacturers — 0.5%
Ford Motor Co. (a)	29,483	470,254
Paccar, Inc.	2,234	126,199

		596,453

Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co. (a)	1,861	22,109
Johnson Controls, Inc.	3,293	126,418

		148,527

Banks — 2.8%
Banco Santander Chile Sponsored ADR (Chile)	4,100	348,008
Bank of America Corp.	53,136	729,557
Bank of New York Mellon Corp.	6,738	210,428
BB&T Corp.	3,412	94,308
Capital One Financial Corp.	4,497	216,576
Comerica, Inc.	524	20,017
Fifth Third Bancorp	4,621	68,714

	Number of Shares	Value
First Horizon National Corp. (a)	680	$7,704
Huntington Bancshares, Inc.	4,010	29,032
KeyCorp	8,258	73,496
M&T Bank Corp.	761	65,804
Marshall & Ilsley Corp.	3,110	21,739
Northern Trust Corp.	361	18,765
PNC Financial Services Group, Inc.	3,596	215,760
Regions Financial Corp.	1,543	10,955
State Street Corp.	2,585	120,771
SunTrust Banks, Inc.	2,843	86,513
U.S. Bancorp	10,380	280,260
Wells Fargo & Co.	33,464	1,084,903
Zions Bancorp	711	16,765

		3,720,075

Beverages — 1.1%
Brown-Forman Corp. Class B	341	22,625
The Coca-Cola Co.	12,057	757,782
Coca-Cola Enterprises, Inc.	1,685	42,395
Constellation Brands, Inc. Class A (a)	4,306	82,761
Dr. Pepper Snapple Group, Inc.	2,108	74,686
Molson Coors Brewing Co. Class B	2,204	103,302
PepsiCo, Inc.	6,164	396,407

		1,479,958

Biotechnology — 0.5%
Amgen, Inc. (a)	6,105	336,263
Biogen Idec, Inc. (a)	1,494	97,812
Celgene Corp. (a)	2,322	119,653
Genzyme Corp. (a)	694	50,905
Life Technologies Corp. (a)	671	36,429

		641,062

Building Materials — 0.0%
Masco Corp.	2,720	36,230

Chemicals — 0.9%
Air Products & Chemicals, Inc.	1,010	88,122
Airgas, Inc.	93	5,828
CF Industries Holdings, Inc.	385	51,990
The Dow Chemical Co.	8,377	297,216
Eastman Chemical Co.	417	38,723
Ecolab, Inc.	124	6,162
EI du Pont de Nemours & Co.	5,742	291,005
FMC Corp.	300	22,818
International Flavors & Fragrances, Inc.	673	38,395
Monsanto Co.	1,411	103,539
PPG Industries, Inc.	1,304	109,901
Praxair, Inc.	1,363	126,814
The Sherwin-Williams Co.	147	12,455
Sigma-Aldrich Corp.	849	54,039

		1,247,007

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.1%
CONSOL Energy, Inc.	257	$12,773
Massey Energy Co.	61	3,834
Peabody Energy Corp.	1,359	86,188

		102,795

Commercial Services — 0.9%
Apollo Group, Inc. Class A (a)	2,778	114,648
Automatic Data Processing, Inc.	2,721	130,336
DeVry, Inc.	808	42,105
Donnelley (R.R.) & Sons Co.	2,134	37,814
Equifax, Inc.	436	15,574
H&R Block, Inc.	12,969	162,372
Iron Mountain, Inc.	99	2,415
MasterCard, Inc. Class A	466	110,214
McKesson Corp.	1,441	108,320
Monster Worldwide, Inc. (a)	1,700	28,305
Moody’s Corp.	3,135	92,075
Paychex, Inc.	1,113	35,616
Quanta Services, Inc. (a)	424	10,061
Robert Half International, Inc.	335	10,506
SAIC, Inc. (a)	1,186	19,652
Total System Services, Inc.	1,538	26,776
Visa, Inc. Class A	2,192	153,111
Western Union Co.	5,806	117,746

		1,217,646

Computers — 3.6%
Apple, Inc. (a)	5,553	1,884,244
Cognizant Technology Solutions Corp. Class A (a)	622	45,375
Computer Sciences Corp.	2,575	137,222
Dell, Inc. (a)	15,455	203,388
EMC Corp. (a)	10,933	272,122
Hewlett-Packard Co.	11,880	542,797
International Business Machines Corp.	6,879	1,114,398
Lexmark International, Inc. Class A (a)	4,553	158,627
NetApp, Inc. (a)	1,809	99,007
SanDisk Corp. (a)	2,750	124,767
Teradata Corp. (a)	598	25,708
Western Digital Corp. (a)	2,873	97,739

		4,705,394

Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	1,179	33,378
Colgate-Palmolive Co.	1,243	95,425
The Estee Lauder Cos., Inc. Class A	698	56,189
The Procter & Gamble Co.	12,833	810,147

		995,139

Distribution & Wholesale — 0.1%
Fastenal Co.	185	10,741
Genuine Parts Co.	1,036	53,613
W.W. Grainger, Inc.	404	53,114

		117,468

	Number of Shares	Value
Diversified Financial — 3.0%
American Express Co.	6,707	$290,950
Ameriprise Financial, Inc.	1,920	118,368
The Charles Schwab Corp.	1,322	23,862
Citigroup, Inc. (a)	179,711	866,207
CME Group, Inc.	277	85,471
Discover Financial Services	7,104	146,271
E*TRADE Financial Corp. (a)	393	6,508
Federated Investors, Inc. Class B	661	17,900
Franklin Resources, Inc.	836	100,864
The Goldman Sachs Group, Inc.	3,098	506,895
IntercontinentalExchange, Inc. (a)	166	20,001
Invesco Ltd.	2,723	67,367
JP Morgan Chase & Co.	26,230	1,178,776
Legg Mason, Inc.	2,752	91,174
Morgan Stanley	6,190	181,986
The NASDAQ OMX Group, Inc. (a)	2,622	64,187
NYSE Euronext	1,735	55,190
SLM Corp. (a)	6,725	96,907
T. Rowe Price Group, Inc.	1,086	71,589

		3,990,473

Electric — 1.6%
The AES Corp. (a)	3,277	40,635
Allegheny Energy, Inc.	4,547	117,222
Ameren Corp.	3,202	90,841
American Electric Power Co., Inc.	2,596	92,625
CenterPoint Energy, Inc.	1,435	23,175
CMS Energy Corp.	3,538	68,991
Consolidated Edison, Inc.	1,309	65,332
Constellation Energy Group, Inc.	1,596	51,471
Dominion Resources, Inc.	3,362	146,382
DTE Energy Co.	1,212	56,067
Duke Energy Corp.	8,618	154,090
Edison International	3,834	139,098
Entergy Corp.	1,111	80,181
Exelon Corp.	4,283	182,070
FirstEnergy Corp.	2,434	95,218
Integrys Energy Group, Inc.	836	39,785
NextEra Energy, Inc.	1,036	55,385
Northeast Utilities	1,022	33,644
NRG Energy, Inc. (a)	1,520	31,540
Pepco Holdings, Inc.	2,376	44,122
PG&E Corp.	2,023	93,624
Pinnacle West Capital Corp.	650	26,462
PPL Corp.	2,484	64,062
Progress Energy, Inc.	940	42,225
Public Service Enterprise Group, Inc.	3,109	100,825
SCANA Corp.	272	11,497
The Southern Co.	3,235	121,701
TECO Energy, Inc.	1,398	25,737
Wisconsin Energy Corp.	498	30,024
Xcel Energy, Inc.	2,145	50,558

		2,174,589

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.2%
Emerson Electric Co.	3,943	$232,164
Molex, Inc.	409	10,695

		242,859

Electronics — 0.1%
Agilent Technologies, Inc. (a)	1,873	78,348
Amphenol Corp. Class A	336	18,594
FLIR Systems, Inc. (a)	235	7,294
Jabil Circuit, Inc.	1,002	20,251
PerkinElmer, Inc.	724	18,520
Waters Corp. (a)	460	35,139

		178,146

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	187	28,906

Engineering & Construction — 0.1%
Fluor Corp.	847	58,604
Jacobs Engineering Group, Inc. (a)	824	42,329

		100,933

Entertainment — 0.0%
International Game Technology	1,010	17,342

Environmental Controls — 0.2%
Republic Services, Inc.	2,287	70,531
Stericycle, Inc. (a)	287	22,527
Waste Management, Inc.	3,145	119,101

		212,159

Foods — 0.8%
Campbell Soup Co.	465	15,875
ConAgra Foods, Inc.	884	19,740
Dean Foods Co. (a)	4,832	49,045
General Mills, Inc.	1,194	41,527
H.J. Heinz Co.	1,935	91,912
The Hershey Co.	1,344	62,751
Hormel Foods Corp.	1,232	60,861
The J.M. Smucker Co.	834	51,841
Kellogg Co.	235	11,820
Kraft Foods, Inc. Class A	2,816	86,085
The Kroger Co.	3,972	85,001
McCormick & Co., Inc.	673	29,747
Safeway, Inc.	3,405	70,449
Sara Lee Corp.	5,812	98,630
SUPERVALU, Inc.	9,334	68,045
Sysco Corp.	666	19,407
Tyson Foods, Inc. Class A	11,486	188,945
Whole Foods Market, Inc.	836	43,230

		1,094,911

Forest Products & Paper — 0.2%
International Paper Co.	3,391	97,932
MeadWestvaco Corp.	3,663	104,872
Plum Creek Timber Co., Inc.	573	23,991
Weyerhaeuser Co.	3,377	78,279

		305,074

	Number of Shares	Value
Gas — 0.1%
Nicor, Inc.	377	$19,027
NiSource, Inc.	1,372	25,547
Sempra Energy	302	15,725

		60,299

Hand & Machine Tools — 0.0%
Snap-on, Inc.	385	21,802
Stanley Black & Decker, Inc.	476	34,596

		56,398

Health Care – Products — 1.3%
Baxter International, Inc.	3,422	165,933
Becton, Dickinson & Co.	1,402	116,296
Boston Scientific Corp. (a)	4,021	28,066
C.R. Bard, Inc.	474	44,722
CareFusion Corp. (a)	1,348	34,684
Intuitive Surgical, Inc. (a)	4	1,292
Johnson & Johnson	15,699	938,329
Medtronic, Inc.	3,069	117,604
St. Jude Medical, Inc. (a)	1,798	72,819
Stryker Corp.	2,059	118,516
Varian Medical Systems, Inc. (a)	574	38,785
Zimmer Holdings, Inc. (a)	1,024	60,580

		1,737,626

Health Care – Services — 0.8%
Aetna, Inc.	3,894	128,268
CIGNA Corp.	1,759	73,913
Coventry Health Care, Inc. (a)	4,048	121,319
DaVita, Inc. (a)	307	22,672
Humana, Inc. (a)	2,084	120,810
Laboratory Corporation of America Holdings (a)	387	34,795
Quest Diagnostics, Inc.	635	36,163
Tenet Healthcare Corp. (a)	2,517	16,738
Thermo Fisher Scientific, Inc. (a)	1,464	83,843
UnitedHealth Group, Inc.	7,387	303,236
WellPoint, Inc. (a)	2,337	145,175

		1,086,932

Holding Company – Diversified — 0.0%
Leucadia National Corp.	1,036	33,691

Home Builders — 0.0%
D.R. Horton, Inc.	1,359	16,838
Lennar Corp. Class A	310	6,001
Pulte Group, Inc. (a)	3,474	27,410

		50,249

Home Furnishing — 0.1%
Harman International Industries, Inc. (a)	474	20,534
Whirlpool Corp.	954	81,567

		102,101

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.1%
Avery Dennison Corp.	1,082	$45,541
The Clorox Co.	377	23,709
Fortune Brands, Inc.	573	35,343
Kimberly-Clark Corp.	860	55,668

		160,261

Housewares — 0.0%
Newell Rubbermaid, Inc.	1,583	30,473

Insurance — 2.3%
ACE Ltd.	2,878	177,256
Aflac, Inc.	2,745	158,057
The Allstate Corp.	3,586	111,668
American International Group, Inc. (a)	311	12,549
Aon Corp.	936	42,813
Assurant, Inc.	3,310	129,851
Berkshire Hathaway, Inc. Class B (a)	8,918	729,046
The Chubb Corp.	2,645	153,225
Cincinnati Financial Corp.	624	19,993
Genworth Financial, Inc. Class A (a)	1,855	25,172
The Hartford Financial Services Group, Inc.	4,290	119,176
Lincoln National Corp.	2,058	59,353
Loews Corp.	2,134	85,467
Marsh & McLennan Cos., Inc.	1,910	53,251
MetLife, Inc.	5,537	253,428
Principal Financial Group, Inc.	2,335	76,518
The Progressive Corp.	4,134	81,895
Prudential Financial, Inc.	3,735	229,740
Torchmark Corp.	2,107	131,266
The Travelers Cos., Inc.	4,289	241,299
Unum Group	2,535	63,223
XL Group PLC	1,797	41,187

		2,995,433

Internet — 1.3%
Akamai Technologies, Inc. (a)	450	21,744
Amazon.com, Inc. (a)	344	58,356
eBay, Inc. (a)	5,542	168,255
Expedia, Inc.	4,355	109,572
F5 Networks, Inc. (a)	500	54,190
Google, Inc. Class A (a)	1,479	887,933
McAfee, Inc. (a)	1,036	49,624
Priceline.com, Inc. (a)	258	110,558
Symantec Corp. (a)	4,579	80,636
VeriSign, Inc.	1,989	66,930
Yahoo!, Inc. (a)	6,096	98,268

		1,706,066

Iron & Steel — 0.1%
AK Steel Holding Corp.	677	10,764
Allegheny Technologies, Inc.	119	7,758
Cliffs Natural Resources, Inc.	660	56,404

	Number of Shares	Value
Nucor Corp.	661	$30,346
United States Steel Corp.	267	15,398

		120,670

Leisure Time — 0.1%
Carnival Corp.	2,073	92,684
Harley-Davidson, Inc.	1,408	55,827

		148,511

Lodging — 0.2%
Marriott International, Inc. Class A	1,013	40,003
Starwood Hotels & Resorts Worldwide, Inc.	1,160	68,405
Wyndham Worldwide Corp.	2,092	58,848
Wynn Resorts Ltd.	499	58,049

		225,305

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	3,636	352,728
Ingersoll-Rand PLC	1,673	78,966

		431,694

Machinery – Diversified — 0.4%
Cummins, Inc.	473	50,081
Deere & Co.	2,264	205,798
Eaton Corp.	1,104	119,188
Flowserve Corp.	187	23,373
Rockwell Automation, Inc.	717	58,084
Roper Industries, Inc.	811	63,007

		519,531

Manufacturing — 2.1%
3M Co.	2,394	210,481
Danaher Corp.	3,372	155,314
Dover Corp.	841	53,908
General Electric Co.	74,330	1,497,006
Honeywell International, Inc.	4,775	267,448
Illinois Tool Works, Inc.	1,609	86,065
ITT Corp.	901	53,087
Leggett & Platt, Inc.	695	15,658
Pall Corp.	661	36,626
Parker Hannifin Corp.	1,360	121,598
Textron, Inc.	5,513	144,937
Tyco International Ltd.	3,000	134,490

		2,776,618

Media — 1.6%
Cablevision Systems Corp. Class A	1,100	37,235
CBS Corp. Class B	4,270	84,674
Comcast Corp. Class A	16,781	381,768
DIRECTV Class A (a)	4,486	190,161
Discovery Communications, Inc. Series A (a)	800	31,200
Gannett Co., Inc.	5,465	80,554
The McGraw-Hill Cos., Inc.	3,109	121,189

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
News Corp. Class A	14,390	$216,138
Scripps Networks Interactive Class A	124	5,766
Time Warner Cable, Inc.	2,273	154,178
Time Warner, Inc.	7,114	223,735
Viacom, Inc. Class B	4,290	178,249
The Walt Disney Co.	7,185	279,281
The Washington Post Co. Class B	363	155,491

		2,139,619

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	99	14,156

Mining — 0.6%
Alcoa, Inc.	6,546	108,467
Freeport-McMoRan Copper & Gold, Inc.	3,587	390,086
Newmont Mining Corp.	3,684	202,878
Titanium Metals Corp. (a)	1,273	23,996
Vulcan Materials Co.	198	8,427

		733,854

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	3,735	90,686
Xerox Corp.	11,173	118,657

		209,343

Oil & Gas — 5.2%
Anadarko Petroleum Corp.	2,073	159,787
Apache Corp.	1,976	235,855
Cabot Oil & Gas Corp.	198	8,243
Chesapeake Energy Corp.	4,298	126,920
Chevron Corp.	13,280	1,260,670
ConocoPhillips	11,610	829,651
Denbury Resources, Inc. (a)	385	7,835
Devon Energy Corp.	2,517	223,233
Diamond Offshore Drilling, Inc.	1,120	80,315
EOG Resources, Inc.	91	9,681
EQT Corp.	269	12,963
Exxon Mobil Corp.	29,271	2,361,584
Helmerich & Payne, Inc.	540	31,714
Hess Corp.	1,747	146,958
Marathon Oil Corp.	4,152	189,746
Murphy Oil Corp.	1,609	106,677
Nabors Industries Ltd. (a)	2,924	71,346
Newfield Exploration Co. (a)	900	65,853
Noble Corp.	1,241	47,468
Noble Energy, Inc.	1,123	102,305
Occidental Petroleum Corp.	5,456	527,486
Pioneer Natural Resources Co.	143	13,608
QEP Resources, Inc.	321	13,045
Range Resources Corp.	99	4,937
Rowan Companies, Inc. (a)	1,409	48,301
Southwestern Energy Co. (a)	200	7,900
Sunoco, Inc.	1,857	78,830
Tesoro Corp. (a)	586	11,281

	Number of Shares	Value
Valero Energy Corp.	5,637	$142,954

		6,927,146

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	2,747	188,197
Cameron International Corp. (a)	1,307	69,663
FMC Technologies, Inc. (a)	136	12,784
Halliburton Co.	6,511	292,995
National Oilwell Varco, Inc.	3,444	254,512
Schlumberger Ltd.	3,346	297,760

		1,115,911

Packaging & Containers — 0.2%
Ball Corp.	1,460	103,850
Bemis Co., Inc.	877	28,546
Owens-IIlinois, Inc. (a)	2,306	68,004
Sealed Air Corp.	1,892	50,498

		250,898

Pharmaceuticals — 2.8%
Abbott Laboratories	8,703	393,028
Allergan, Inc.	1,461	103,161
AmerisourceBergen Corp.	2,772	99,404
Bristol-Myers Squibb Co.	10,660	268,419
Cardinal Health, Inc.	3,526	146,364
Cephalon, Inc. (a)	3,435	202,940
DENTSPLY International, Inc.	261	9,260
Eli Lilly & Co.	9,857	342,728
Express Scripts, Inc. (a)	1,825	102,802
Forest Laboratories, Inc. (a)	5,535	178,559
Gilead Sciences, Inc. (a)	3,626	139,166
Hospira, Inc. (a)	724	39,987
Mead Johnson Nutrition Co.	1,124	65,158
Medco Health Solutions, Inc. (a)	2,574	157,065
Merck & Co., Inc.	17,429	578,120
Mylan, Inc. (a)	2,159	50,002
Patterson Cos., Inc.	340	11,240
Pfizer, Inc.	44,294	807,037
Watson Pharmaceuticals, Inc. (a)	261	14,230

		3,708,670

Pipelines — 0.2%
El Paso Corp.	6,758	107,317
ONEOK, Inc.	500	29,445
Spectra Energy Corp.	571	14,977
The Williams Cos., Inc.	2,733	73,764

		225,503

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Class A (a)	1,944	43,137

Real Estate Investment Trusts (REITS) — 0.6%
Apartment Investment & Management Co. Class A	2,164	55,312
AvalonBay Communities, Inc.	494	57,269

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Boston Properties, Inc.	421	$39,730
Equity Residential	1,576	85,404
HCP, Inc.	1,776	65,872
Health Care REIT, Inc.	460	22,577
Host Hotels & Resorts, Inc.	2,030	37,575
Kimco Realty Corp.	2,710	49,024
ProLogis	2,209	32,958
Public Storage	747	81,408
Simon Property Group, Inc.	1,194	121,131
Ventas, Inc.	1,036	57,457
Vornado Realty Trust	890	78,400

		784,117

Retail — 3.3%
Abercrombie & Fitch Co. Class A	427	21,525
AutoNation, Inc. (a)	520	14,929
AutoZone, Inc. (a)	493	124,990
Bed Bath & Beyond, Inc. (a)	1,673	80,304
Best Buy Co., Inc.	1,908	64,872
Big Lots, Inc. (a)	470	14,941
CarMax, Inc. (a)	1,465	47,832
Coach, Inc.	2,381	128,788
Costco Wholesale Corp.	2,598	186,640
CVS Caremark Corp.	3,012	103,010
Darden Restaurants, Inc.	704	33,166
Family Dollar Stores, Inc.	1,847	78,461
GameStop Corp. Class A (a)	8,561	180,380
The Gap, Inc.	3,986	76,810
The Home Depot, Inc.	8,048	295,925
J.C. Penney Co., Inc.	1,308	41,948
Kohl’s Corp. (a)	1,361	69,112
Limited Brands, Inc.	4,859	142,077
Lowe’s Cos., Inc.	7,929	196,639
Macy’s, Inc.	4,940	114,361
McDonald’s Corp.	3,749	276,189
Nordstrom, Inc.	811	33,397
O’Reilly Automotive, Inc. (a)	674	38,304
Polo Ralph Lauren Corp.	740	79,313
RadioShack Corp.	6,969	105,580
Ross Stores, Inc.	1,065	69,438
Sears Holdings Corp. (a)	111	8,366
Staples, Inc.	3,255	72,619
Starbucks Corp.	5,811	183,221
Target Corp.	5,567	305,239
Tiffany & Co.	1,211	70,396
The TJX Cos., Inc.	3,320	157,335
Urban Outfitters, Inc. (a)	560	18,939
Wal-Mart Stores, Inc.	10,474	587,277
Walgreen Co.	6,277	253,842
Yum! Brands, Inc.	1,822	85,197

		4,361,362

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	2,735	30,030

	Number of Shares	Value
People’s United Financial, Inc.	1,059	$13,672

		43,702

Semiconductors — 1.5%
Advanced Micro Devices, Inc. (a)	2,690	21,063
Altera Corp.	3,257	122,366
Analog Devices, Inc.	2,859	111,015
Applied Materials, Inc.	6,967	109,312
Broadcom Corp. Class A	1,435	64,704
Intel Corp.	35,411	759,920
KLA-Tencor Corp.	1,553	68,456
Linear Technology Corp.	781	27,171
LSI Corp. (a)	9,726	60,204
MEMC Electronic Materials, Inc. (a)	849	9,415
Microchip Technology, Inc.	1,486	54,194
Micron Technology, Inc. (a)	4,133	43,562
National Semiconductor Corp.	4,530	68,675
Novellus Systems, Inc. (a)	2,510	90,536
NVIDIA Corp. (a)	385	9,209
QLogic Corp. (a)	1,523	27,125
Teradyne, Inc. (a)	5,327	88,854
Texas Instruments, Inc.	7,145	242,287
Xilinx, Inc.	661	21,284

		1,999,352

Software — 2.1%
Adobe Systems, Inc. (a)	2,405	79,485
Autodesk, Inc. (a)	1,347	54,796
BMC Software, Inc. (a)	1,522	72,599
CA, Inc.	4,862	115,716
Cerner Corp. (a)	300	29,655
Citrix Systems, Inc. (a)	945	59,705
Compuware Corp. (a)	3,113	33,371
Dun & Bradstreet Corp.	149	12,658
Electronic Arts, Inc. (a)	386	6,018
Fidelity National Information Services, Inc.	1,780	54,165
Fiserv, Inc. (a)	747	46,142
Intuit, Inc. (a)	1,589	74,572
Microsoft Corp.	46,533	1,290,127
Novell, Inc. (a)	1,632	9,825
Oracle Corp.	21,385	684,962
Red Hat, Inc. (a)	1,324	54,708
Salesforce.com, Inc. (a)	285	36,805

		2,715,309

Telecommunications — 2.7%
American Tower Corp. Class A (a)	698	35,500
AT&T, Inc.	34,330	944,762
CenturyLink, Inc.	2,034	87,950
Cisco Systems, Inc. (a)	23,054	487,592
Corning, Inc.	5,974	132,683
Frontier Communications Corp.	6,770	62,081
Harris Corp.	2,619	121,888

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
JDS Uniphase Corp. (a)	1,404	$23,826
Juniper Networks, Inc. (a)	1,848	68,598
MetroPCS Communications, Inc. (a)	2,365	30,579
Motorola Mobility Holdings, Inc. (a)	1,072	29,877
Motorola Solutions, Inc. (a)	3,134	121,505
QUALCOMM, Inc.	7,112	384,973
Qwest Communications International, Inc.	18,047	128,675
Sprint Nextel Corp. (a)	17,387	78,589
Tellabs, Inc.	11,425	60,553
Verizon Communications, Inc.	20,270	722,017
Windstream Corp.	1,751	22,430

		3,544,078

Textiles — 0.0%
Cintas Corp.	849	23,823

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	472	20,810
Mattel, Inc.	1,061	25,125

		45,935

Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	354	27,290
CSX Corp.	2,263	159,768
Expeditors International of Washington, Inc.	784	39,725
FedEx Corp.	1,277	115,339
Norfolk Southern Corp.	2,769	169,435
Ryder System, Inc.	920	44,234
Union Pacific Corp.	2,680	253,608
United Parcel Service, Inc. Class B	6,015	430,794

		1,240,193

TOTAL COMMON STOCK (Cost $59,964,456)		69,027,842

TOTAL EQUITIES (Cost $59,964,456)		69,027,842

	Principal Amount
BONDS & NOTES — 36.2%

CORPORATE DEBT — 13.5%
Advertising — 0.1%
WPP Finance 8.000% 9/15/14	$90,000	104,756

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	50,000	55,241
Goodrich Corp. 6.125% 3/01/19	20,000	22,497
L-3 Communications Corp. 4.750% 7/15/20	5,000	4,951

	Principal Amount	Value
L-3 Communications Corp. 6.375% 10/15/15	$110,000	$113,438
Lockheed Martin Corp. 5.500% 11/15/39	10,000	9,773
United Technologies Corp. 6.125% 7/15/38	15,000	16,698

		222,598

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	5,000	5,645

Banks — 0.7%
Bank of America Corp. 4.500% 4/01/15	35,000	36,325
Bank of America Corp. Series L 5.650% 5/01/18	60,000	62,494
Barclays Bank PLC 5.200% 7/10/14	20,000	21,712
Barclays Bank PLC 6.750% 5/22/19	50,000	56,079
Capital One Financial Corp. 7.375% 5/23/14	35,000	40,188
Credit Suisse AG 5.400% 1/14/20	70,000	70,856
Credit Suisse New York 5.500% 5/01/14	35,000	38,505
Deutsche Bank AG 3.250% 1/11/16	100,000	100,430
First Horizon National Corp. 5.375% 12/15/15	65,000	67,029
HSBC Holdings PLC 6.500% 9/15/37	80,000	81,048
ICICI Bank Ltd. (b) 5.500% 3/25/15	70,000	73,005
PNC Funding Corp. 4.375% 8/11/20	90,000	89,099
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	65,000	66,793
UBS AG 5.750% 4/25/18	55,000	59,350
Wachovia Corp. 5.300% 10/15/11	65,000	67,169
Wachovia Corp. 5.750% 6/15/17	5,000	5,587
Wells Fargo & Co. 3.625% 4/15/15	40,000	41,785

		977,454

Beverages — 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	75,000	81,773
Diageo Finance BV 3.875% 4/01/11	35,000	35,192

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foster’s Finance Corp. (b) 6.875% 6/15/11	$225,000	$230,011

		346,976

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	10,000	11,609
Lafarge SA (b) 5.500% 7/09/15	125,000	131,999
Masco Corp. 7.125% 8/15/13	45,000	48,827
Masco Corp. 7.125% 3/15/20	10,000	10,438
Owens Corning, Inc. 9.000% 6/15/19	10,000	11,805

		214,678

Chemicals — 0.4%
Airgas, Inc. 4.500% 9/15/14	50,000	52,642
Albemarle Corp. 4.500% 12/15/20	35,000	34,559
Ashland, Inc. 9.125% 6/01/17	10,000	11,638
Cytec Industries, Inc. 8.950% 7/01/17	15,000	18,281
The Dow Chemical Co. 7.600% 5/15/14	70,000	81,334
The Dow Chemical Co. 8.550% 5/15/19	15,000	18,724
EI du Pont de Nemours & Co. 6.000% 7/15/18	5,000	5,730
Incitec Pivot Ltd. (b) 4.000% 12/07/15	75,000	73,364
Praxair, Inc. 5.250% 11/15/14	135,000	150,958
Valspar Corp. 7.250% 6/15/19	25,000	28,658

		475,888

Coal — 0.0%
Consol Energy, Inc. (b) 8.250% 4/01/20	10,000	10,925

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	55,821
Deluxe Corp. 7.375% 6/01/15	20,000	20,750
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	30,000	30,674
ERAC USA Finance LLC (b) 6.700% 6/01/34	35,000	35,887

		143,132

	Principal Amount	Value
Computers — 0.2%
Brocade Communications Systems, Inc. 6.625% 1/15/18	$10,000	$10,625
Brocade Communications Systems, Inc. 6.875% 1/15/20	5,000	5,325
EMC Corp., Convertible 1.750% 12/01/13	50,000	81,000
HP Enterprise Services LLC Series B 6.000% 8/01/13	90,000	100,185
International Business Machines Corp. 5.600% 11/30/39	30,000	31,733

		228,868

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	10,000	10,880

Diversified Financial — 1.8%
American Express Co. 6.150% 8/28/17	50,000	56,289
American Express Co. 7.250% 5/20/14	25,000	28,631
American Express Co. 8.125% 5/20/19	30,000	37,211
American General Finance Corp. 6.500% 9/15/17	50,000	42,250
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	70,825
BlackRock, Inc. 5.000% 12/10/19	20,000	20,903
BlackRock, Inc. 6.250% 9/15/17	45,000	50,759
Boeing Capital Corp. Ltd. 6.500% 2/15/12	50,000	52,963
Citigroup, Inc. 5.375% 8/09/20	50,000	51,207
Citigroup, Inc. 5.500% 10/15/14	40,000	43,509
Citigroup, Inc. 5.500% 2/15/17	115,000	119,727
Citigroup, Inc. 5.875% 5/29/37	65,000	62,513
Citigroup, Inc. 6.375% 8/12/14	80,000	89,289
Citigroup, Inc. 8.125% 7/15/39	15,000	18,323
Citigroup, Inc. 8.500% 5/22/19	35,000	42,842
Eaton Vance Corp. 6.500% 10/02/17	20,000	22,672
Ford Motor Credit Co. LLC 8.700% 10/01/14	25,000	28,678
General Electric Capital Corp. 2.800% 1/08/13	60,000	61,572

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Capital Corp. 4.625% 1/07/21	$50,000	$49,518
General Electric Capital Corp. 5.375% 10/20/16	100,000	108,730
General Electric Capital Corp. 5.900% 5/13/14	60,000	66,577
General Electric Capital Corp. 6.000% 8/07/19	30,000	33,312
General Electric Capital Corp. 6.875% 1/10/39	55,000	61,641
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	46,318
The Goldman Sachs Group, Inc. 5.625% 1/15/17	65,000	68,653
The Goldman Sachs Group, Inc. 6.250% 2/01/41	30,000	30,325
The Goldman Sachs Group, Inc. 6.750% 10/01/37	35,000	35,125
HSBC Finance Corp. 6.375% 10/15/11	125,000	129,852
Janus Capital Group, Inc. 6.950% 6/15/17	10,000	10,566
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	71,225
Lazard Group LLC 6.850% 6/15/17	75,000	78,563
Lazard Group LLC 7.125% 5/15/15	95,000	103,325
Merrill Lynch & Co., Inc. 5.450% 2/05/13	200,000	211,865
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	21,727
Morgan Stanley 4.200% 11/20/14	130,000	134,971
Morgan Stanley 5.450% 1/09/17	60,000	62,674
Morgan Stanley 5.625% 9/23/19	50,000	50,485
The NASDAQ OMX Group, Inc. 5.250% 1/16/18	25,000	25,501
SLM Corp. 5.000% 10/01/13	65,000	66,845
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	15,630

		2,383,591

Electric — 0.9%
Allegheny Energy Supply Co. LLC (b) 8.250% 4/15/12	75,000	80,137
Ameren Corp. 8.875% 5/15/14	70,000	80,244
CMS Energy Corp. 5.050% 2/15/18	80,000	79,457

	Principal Amount	Value
CMS Energy Corp. 6.250% 2/01/20	$10,000	$10,326
CMS Energy Corp. 6.300% 2/01/12	2,000	2,121
IPALCO Enterprises, Inc. 8.625% 11/14/11	20,000	20,900
Kansas Gas & Electric Co. 5.647% 3/29/21	70,761	75,662
MidAmerican Energy Holdings Co. 5.950% 5/15/37	70,000	72,120
MidAmerican Funding LLC 6.750% 3/01/11	45,000	45,225
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	46,192	47,694
Monongahela Power 6.700% 6/15/14	110,000	122,320
Nevada Power Co. Series L 5.875% 1/15/15	120,000	134,158
Nevada Power Co. Series N 6.650% 4/01/36	20,000	22,305
NRG Energy, Inc. 8.500% 6/15/19	40,000	41,700
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,850
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	18,355
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	25,593
PPL Energy Supply LLC 6.300% 7/15/13	70,000	77,037
Tenaska Oklahoma (b) 6.528% 12/30/14	77,475	76,153
Tri-State Generation & Transmission Association Series 2003 Class A (b) 6.040% 1/31/18	73,506	79,508
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	33,803
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	55,912

		1,206,580

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	130,000	129,025

Electronics — 0.1%
Amphenol Corp. 4.750% 11/15/14	20,000	21,466
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	46,337

		67,803

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	$25,000	$25,456
Peninsula Gaming LLC 8.375% 8/15/15	60,000	63,600

		89,056

Environmental Controls — 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	110,000	110,154
Republic Services, Inc. 5.000% 3/01/20	50,000	52,300
Republic Services, Inc. 5.250% 11/15/21	25,000	26,367

		188,821

Foods — 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	46,021
Kraft Foods, Inc. 4.125% 2/09/16	60,000	63,067
Kraft Foods, Inc. 5.375% 2/10/20	60,000	63,994
Kraft Foods, Inc. 6.500% 2/09/40	20,000	21,424
The Kroger Co. 7.500% 1/15/14	40,000	46,071
Ralcorp Holdings, Inc. 4.950% 8/15/20	30,000	29,887

		270,464

Forest Products & Paper — 0.2%
International Paper Co. 7.300% 11/15/39	25,000	28,190
International Paper Co. 9.375% 5/15/19	15,000	19,369
The Mead Corp. 7.550% 3/01/47	55,000	51,655
Rock-Tenn Co. 5.625% 3/15/13	25,000	25,937
Rock-Tenn Co. 8.200% 8/15/11	55,000	56,650
Rock-Tenn Co. 9.250% 3/15/16	20,000	21,950
Verso Paper Holdings LLC 11.500% 7/01/14	10,000	11,025

		214,776

Gas — 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	100,000	98,470
Southwest Gas Corp. 8.375% 2/15/11	50,000	50,121

		148,591

	Principal Amount	Value
Hand & Machine Tools — 0.1%
Kennametal, Inc. 7.200% 6/15/12	$65,000	$68,303

Health Care – Products — 0.2%
Beckman Coulter, Inc. 6.000% 6/01/15	40,000	43,629
Beckman Coulter, Inc. 7.000% 6/01/19	30,000	32,741
Boston Scientific Corp. 4.500% 1/15/15	140,000	143,876
Boston Scientific Corp. 6.000% 1/15/20	35,000	36,273
Johnson & Johnson 5.850% 7/15/38	10,000	11,133

		267,652

Health Care – Services — 0.2%
Apria Healthcare Group, Inc. 11.250% 11/01/14	130,000	143,487
CIGNA Corp. 5.125% 6/15/20	20,000	20,999
Roche Holdings, Inc. (b) 6.000% 3/01/19	15,000	17,333
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	6,158
WellPoint, Inc. 4.350% 8/15/20	60,000	59,721

		247,698

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	48,608
Leucadia National Corp. 7.750% 8/15/13	350,000	378,000

		426,608

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	5,000	5,131

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	20,000	23,218

Household Products — 0.0%
Church & Dwight Co., Inc. 3.350% 12/15/15	30,000	30,187

Housewares — 0.0%
Toro Co. 7.800% 6/15/27	40,000	43,908

Insurance — 0.6%
Aflac, Inc. 8.500% 5/15/19	25,000	30,891
The Allstate Corp. 5.550% 5/09/35	30,000	29,818

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Allstate Corp. 7.450% 5/16/19	$10,000	$12,110
American International Group, Inc. 3.650% 1/15/14	15,000	15,433
American International Group, Inc. 6.400% 12/15/20	45,000	48,013
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	30,000	30,777
Berkshire Hathaway, Inc. 3.200% 2/11/15	100,000	103,420
CNA Financial Corp. 7.350% 11/15/19	40,000	43,981
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	60,621
Lincoln National Corp. 4.300% 6/15/15	20,000	20,633
Lincoln National Corp. 6.300% 10/09/37	20,000	20,283
Lincoln National Corp. 7.000% 6/15/40	50,000	55,592
Lincoln National Corp. 8.750% 7/01/19	50,000	62,773
MetLife, Inc. Series A 6.817% 8/15/18	10,000	11,666
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	38,082
Prudential Financial, Inc. 3.875% 1/14/15	45,000	46,893
Prudential Financial, Inc. 4.500% 11/15/20	25,000	24,653
Prudential Financial, Inc. 4.750% 9/17/15	75,000	80,130
Prudential Financial, Inc. 6.200% 11/15/40	15,000	15,605
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	27,006

		778,380

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	65,000	72,800

Investment Companies — 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	45,000	50,062

Iron & Steel — 0.5%
AK Steel Corp. 7.625% 5/15/20	30,000	30,600
Allegheny Technologies, Inc. 5.950% 1/15/21	35,000	36,574
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	31,059

	Principal Amount	Value
ArcelorMittal 3.750% 8/05/15	$50,000	$50,590
ArcelorMittal 5.250% 8/05/20	60,000	59,557
ArcelorMittal 9.000% 2/15/15	115,000	137,950
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	58,132
Reliance Steel & Aluminum Co. 6.850% 11/15/36	90,000	83,740
Steel Dynamics, Inc. 7.375% 11/01/12	140,000	148,050

		636,252

Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	53,111
Marriott International, Inc. 5.810% 11/10/15	15,000	16,465
Marriott International, Inc. 6.200% 6/15/16	180,000	197,257
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	8,000	8,480
Wyndham Worldwide Corp. 6.000% 12/01/16	15,000	15,798
Wynn Las Vegas LLC 7.750% 8/15/20	15,000	15,900

		307,011

Machinery – Diversified — 0.1%
Roper Industries, Inc. 6.625% 8/15/13	85,000	94,640

Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	45,963
ITT Corp. 4.900% 5/01/14	40,000	42,974
ITT Corp. 6.125% 5/01/19	40,000	45,286
Tyco Electronics Group SA 6.000% 10/01/12	45,000	48,317
Tyco Electronics Group SA 6.550% 10/01/17	40,000	45,822

		228,362

Media — 0.6%
CBS Corp. 7.875% 7/30/30	40,000	46,617
Comcast Corp. 6.400% 5/15/38	35,000	36,217
Cox Communications, Inc. 6.750% 3/15/11	200,000	201,462
NBC Universal, Inc. (b) 5.150% 4/30/20	50,000	51,554

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NBC Universal, Inc. (b) 6.400% 4/30/40	$5,000	$5,168
News America, Inc. 6.900% 8/15/39	25,000	27,981
Scholastic Corp. 5.000% 4/15/13	80,000	80,600
Thomson Corp. 5.700% 10/01/14	135,000	150,948
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	26,805
Time Warner Cable, Inc. 7.500% 4/01/14	55,000	63,424
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	12,405
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	12,683
Time Warner, Inc. 4.700% 1/15/21	35,000	35,471
Time Warner, Inc. 6.100% 7/15/40	30,000	30,474
Viacom, Inc. 6.250% 4/30/16	40,000	45,501

		827,310

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	25,000	27,635

Mining — 0.3%
Alcoa, Inc. 6.150% 8/15/20	35,000	37,230
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	66,285
Teck Resources Ltd. 7.000% 9/15/12	130,000	138,630
Teck Resources Ltd. 10.750% 5/15/19	10,000	13,000
Vale Overseas Ltd. 6.250% 1/23/17	65,000	72,409
Vale Overseas Ltd. 6.875% 11/10/39	15,000	15,866

		343,420

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	30,000	31,583
Xerox Corp. 5.500% 5/15/12	50,000	52,650

		84,233

Office Furnishings — 0.1%
Steelcase, Inc. (c) 6.375% 2/15/21	75,000	76,575
Steelcase, Inc. 6.500% 8/15/11	95,000	97,479

		174,054

	Principal Amount	Value
Oil & Gas — 0.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	$105,000	$115,981
ConocoPhillips 6.500% 2/01/39	20,000	23,125
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	44,494
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	40,507
Nexen, Inc. 7.500% 7/30/39	60,000	64,659
Noble Holding International Ltd. 7.375% 3/15/14	95,000	107,562
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,006
Petrobras International Finance Co. 3.875% 1/27/16	45,000	45,427
Petrobras International Finance Co. 5.375% 1/27/21	50,000	50,287
Petrobras International Finance Co. 6.750% 1/27/41	20,000	20,167
Petroleos Mexicanos 5.500% 1/21/21	60,000	60,510
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	52,172
Rowan Cos., Inc. 5.000% 9/01/17	30,000	30,738
Shell International Finance BV 5.500% 3/25/40	15,000	15,453
Tesoro Corp. 6.500% 6/01/17	50,000	51,000
Transocean, Inc., Convertible 1.500% 12/15/37	50,000	49,750
Valero Energy Corp. 4.500% 2/01/15	50,000	52,842
Valero Energy Corp. 6.125% 2/01/20	40,000	43,499

		873,179

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	40,000	37,984
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	65,000	64,350
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	50,000	46,500

		148,834

Packaging & Containers — 0.1%
Ball Corp. 7.125% 9/01/16	50,000	54,375

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging Corporation of America 5.750% 8/01/13	$50,000	$53,755
Sealed Air Corp. (b) 5.625% 7/15/13	45,000	47,541
Sealed Air Corp. (b) 6.875% 7/15/33	40,000	37,385

		193,056

Pharmaceuticals — 0.1%
Abbott Laboratories 5.300% 5/27/40	70,000	69,377
Abbott Laboratories 5.600% 11/30/17	55,000	62,903
Eli Lilly & Co. 5.950% 11/15/37	10,000	10,806
Merck & Co., Inc. 5.850% 6/30/39	10,000	10,990
Mylan, Inc. (b) 7.625% 7/15/17	10,000	10,900
Pfizer, Inc. 7.200% 3/15/39	35,000	43,580

		208,556

Pipelines — 1.0%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	42,596
Buckeye Partners LP 4.875% 2/01/21	35,000	34,929
CenterPoint Energy Resources Corp. (b) 4.500% 1/15/21	25,000	24,881
CenterPoint Energy Resources Corp. (b) 5.850% 1/15/41	20,000	19,901
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	65,000	67,633
DCP Midstream LLC (b) 9.750% 3/15/19	5,000	6,459
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	25,000	25,210
Enogex LLC (b) 6.875% 7/15/14	120,000	133,196
Enterprise Products Operating LP 3.200% 2/01/16	25,000	25,125
Enterprise Products Operating LP 5.950% 2/01/41	55,000	53,718
Enterprise Products Operating LP 7.500% 2/01/11	35,000	35,000
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	42,584
Kern River Funding Corp. (b) 4.893% 4/30/18	121,300	131,682
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	27,822

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.500% 2/01/37	$25,000	$25,571
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,385
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	34,825
NGPL PipeCo LLC (b) 6.514% 12/15/12	100,000	108,093
ONEOK Partners LP 3.250% 2/01/16	25,000	25,051
ONEOK Partners LP 6.125% 2/01/41	55,000	54,626
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	75,000	80,939
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	45,000	48,940
Southern Natural Gas Co. (b) 5.900% 4/01/17	55,000	59,314
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	31,934
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	75,000	83,110
Williams Partners LP 5.250% 3/15/20	75,000	77,297

		1,305,821

Real Estate — 0.3%
AMB Property LP 4.500% 8/15/17	415,000	424,248
Brookfield Asset Management, Inc. 7.125% 6/15/12	25,000	26,623

		450,871

Real Estate Investment Trusts (REITS) — 0.2%
Boston Properties LP 4.125% 5/15/21	30,000	28,699
Senior Housing Properties Trust 4.300% 1/15/16	70,000	69,460
Senior Housing Properties Trust 8.625% 1/15/12	25,000	26,218
Simon Property Group LP 4.200% 2/01/15	10,000	10,522
Simon Property Group LP 4.375% 3/01/21	90,000	88,806
Simon Property Group LP 5.650% 2/01/20	30,000	32,644

		256,349

Retail — 0.2%
CVS Caremark Corp. 6.125% 9/15/39	10,000	10,337
J.C. Penney Co., Inc. 5.650% 6/01/20	15,000	14,475
J.C. Penney Corp., Inc. 7.950% 4/01/17	30,000	32,850

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lowe’s Cos., Inc. 5.600% 9/15/12	$55,000	$59,141
McDonald’s Corp. 6.300% 10/15/37	25,000	28,665
Nordstrom, Inc. 6.750% 6/01/14	20,000	22,877
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	39,717
Wal-Mart Stores, Inc. 5.625% 4/01/40	75,000	77,011

		285,073

Savings & Loans — 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	150,000	158,771
Washington Mutual Bank (d) 5.650% 8/15/14	180,000	225

		158,996

Software — 0.2%
CA, Inc. 5.375% 12/01/19	15,000	15,450
Microsoft Corp. 3.000% 10/01/20	75,000	70,590
Microsoft Corp. 4.500% 10/01/40	60,000	54,268
Oracle Corp. (b) 3.875% 7/15/20	35,000	34,631
Oracle Corp. (b) 5.375% 7/15/40	30,000	28,905
Oracle Corp. 6.125% 7/08/39	25,000	26,930

		230,774

Storage & Warehousing — 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (b) 8.875% 3/15/18	105,000	114,450

Telecommunications — 0.8%
America Movil SAB de CV 5.000% 3/30/20	25,000	25,928
America Movil SAB de CV 6.125% 3/30/40	30,000	31,055
American Tower Corp. 4.500% 1/15/18	90,000	89,387
American Tower Corp. 5.050% 9/01/20	100,000	98,652
AT&T, Inc. 6.500% 9/01/37	65,000	68,439
British Telecom PLC STEP 9.875% 12/15/30	15,000	20,034
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	95,000	109,817

	Principal Amount	Value
CenturyLink, Inc. 5.500% 4/01/13	$45,000	$46,789
CenturyLink, Inc. 6.150% 9/15/19	30,000	31,051
CenturyLink, Inc. 7.600% 9/15/39	10,000	10,388
Cisco Systems, Inc. 5.500% 1/15/40	10,000	10,072
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	15,000	19,758
Embarq Corp. 7.082% 6/01/16	30,000	34,156
Rogers Communications, Inc. 5.500% 3/15/14	60,000	66,284
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,142
Telecom Italia Capital 6.000% 9/30/34	10,000	8,520
Telecom Italia Capital 6.175% 6/18/14	70,000	74,610
Verizon Communications, Inc. 8.750% 11/01/18	30,000	38,942
Verizon Global Funding Corp. 7.750% 12/01/30	40,000	48,980
Virgin Media Secured Finance PLC 6.500% 1/15/18	100,000	106,000
Windstream Corp. 7.875% 11/01/17	60,000	64,275

		1,009,279

Textiles — 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	85,000	89,356

Transportation — 0.1%
Bristow Group, Inc. 7.500% 9/15/17	35,000	36,925
Canadian National Railway Co. 5.850% 11/15/17	30,000	33,779
Canadian National Railway Co. 6.375% 11/15/37	40,000	45,207
CSX Corp. 7.250% 5/01/27	10,000	11,408
Ryder System, Inc. 5.000% 6/15/12	25,000	26,159
Union Pacific Corp. 4.000% 2/01/21	25,000	24,634

		178,112

Trucking & Leasing — 0.1%
GATX Corp. 3.500% 7/15/16	40,000	39,736

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GATX Corp. 4.750% 5/15/15	$35,000	$36,782
GATX Corp. 8.750% 5/15/14	100,000	115,978

		192,496

TOTAL CORPORATE DEBT (Cost $17,030,425)		17,872,573

MUNICIPAL OBLIGATIONS — 0.3%
Access Group, Inc., Delaware VRN 1.761% 9/01/37	50,000	45,500
Colorado Bridge Enterprise 6.078% 12/01/40	100,000	103,097
North Texas Tollway Authority 6.718% 1/01/49	130,000	126,605
State of California 5.950% 4/01/16	35,000	36,685
State of California 7.550% 4/01/39	25,000	25,744
Tennessee Valley Authority 5.250% 9/15/39	35,000	35,781

		373,412

TOTAL MUNICIPAL OBLIGATIONS (Cost $373,005)		373,412

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Automobile ABS — 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (b) 0.481% 3/20/12	66,667	66,638
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (b) 1.470% 10/18/12	75,000	75,222

		141,860

Commercial MBS — 2.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.742% 2/10/51	160,000	172,091
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	135,000	142,585
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	79,230

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	$200,000	$203,190
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	150,000	152,514
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	75,000	80,499
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	100,000	106,957
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	143,753	145,557
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.815% 12/10/49	125,000	135,642
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	100,000	105,197
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.211% 2/15/41	165,000	107,721
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.221% 5/15/41	150,000	161,239
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	106,424
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	100,000	105,787
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	210,000	216,720
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	100,000	112,772
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	157,277
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.854% 2/15/51	213,857	220,184

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 4/15/20	$98,983	$99,280

		2,610,866

Home Equity ABS — 0.7%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.530% 8/25/35	103,283	99,164
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.620% 7/25/35	43,016	40,546
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M1 FRN 0.760% 1/25/36	25,000	20,345
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.490% 9/25/34	39,113	37,154
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.640% 1/25/36	38,074	35,698
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.370% 7/25/37	65,125	63,001
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.430% 8/25/36	54,459	48,299
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.440% 7/25/36	89,975	84,453
Home Equity Asset Trust, Series 2006-1, Class 2A4 FRN 0.590% 4/25/36	75,000	61,080
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.730% 8/25/35	50,000	40,997
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.760% 2/25/35	68,431	63,873
Morgan Stanley Capital I, Series 2005-HE4, Class A2C FRN 0.630% 7/25/35	63,437	61,177
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.710% 3/25/35	45,000	36,304
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.450% 3/25/36	66,764	61,547
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.600% 3/25/36	76,035	71,623

	Principal Amount	Value
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.660% 10/25/35	$100,000	$78,351

		903,612

Student Loans ABS — 0.9%
Access Group, Inc., Series 2004-1, Class A4 FRN 1.761% 12/27/32	25,000	22,000
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.630% 11/25/34	79,057	74,427
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.360% 5/25/36	14,972	14,672
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.313% 3/28/17	77,157	76,472
College Loan Corp. Trust, Series 2007-1, Class A6 FRN 1.760% 1/25/47	25,000	23,875
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.760% 1/25/47	75,000	64,125
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M1 FRN 0.660% 3/25/35	23,170	22,479
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.818% 11/25/44	100,000	78,379
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.370% 3/25/26	87,317	84,656
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.410% 2/25/26	35,406	35,104
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.060% 4/25/46	49,529	49,939
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (b) (e) 0.904% 6/20/14	250,000	152,300
SLM Student Loan Trust, Series 2006-B, Class A2 FRN 0.352% 6/15/21	33,037	32,946
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.892% 3/15/38	42,859	35,540
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.630% 12/15/16	50,000	50,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.710% 12/15/16	$50,000	$50,000
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.711% 12/15/16	150,000	149,999
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.760% 1/27/42	100,000	98,750
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 1.761% 9/15/28	50,000	48,125
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.340% 12/17/46	75,000	60,000

		1,223,788

WL Collateral CMO — 0.6%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.341% 7/20/36	5,091	5,059
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.019% 2/25/34	12,882	11,423
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.287% 9/25/33	5,661	4,612
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.880% 8/25/34	12,014	11,080
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.451% 1/19/38	103,531	73,252
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.370% 5/25/37	105,921	55,796
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.754% 8/25/34	33,254	26,055
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.510% 8/25/36	35,749	27,013
Merrill Lynch Mortgage Investors, Inc., Series 2005-AR1, Class A1A FRN 0.540% 6/25/36	102,534	100,205
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.704% 7/25/33	2,883	2,798
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.041% 2/25/34	4,897	4,520
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1 Class M1 FRN (b) 0.995% 6/28/35	100,000	92,627

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.618% 2/25/34	$279	$255
Morgan Stanley Reremic Trust 3.000% 7/17/56	259,628	259,952
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.440% 6/25/46	200,148	80,330
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.911% 3/25/34	19,846	17,819
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.723% 4/25/44	55,523	44,619

		817,415

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.510% 11/25/37	44,861	42,903
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.766% 6/25/32	20,223	17,586

		60,489

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,974,353)		5,758,030

SOVEREIGN DEBT OBLIGATIONS — 0.2%
Colombia Government International Bond 7.375% 3/18/19	40,000	48,100
Peruvian Government International Bond 6.550% 3/14/37	20,000	22,050
Poland Government International Bond 6.375% 7/15/19	50,000	55,743
Province of Quebec Canada 7.500% 9/15/29	20,000	26,671
Republic of Brazil International Bond 5.625% 1/07/41	65,000	64,122
United Mexican States 5.125% 1/15/20	35,000	36,628
United Mexican States 6.750% 9/27/34	35,000	39,375

		292,689

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $289,162)		292,689

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.3%
Collateralized Mortgage Obligations — 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	$83,735	$95,275

Pass-Through Securities — 12.2%
Federal Home Loan Mortgage Corp. Pool #E85389 6.000% 9/01/16	25,682	27,812
Pool #G11431 6.000% 2/01/18	9,250	10,018
Pool #E85015 6.500% 8/01/16	9,785	10,613
Pool #G00729 8.000% 6/01/27	42,191	48,149
Pool #554904 9.000% 3/01/17	478	537
Federal Home Loan Mortgage Corp. TBA Pool #2504 4.000% 11/01/39 (c)	475,000	470,027
Pool #6433 4.500% 2/01/39 (c)	3,034,000	3,097,999
Federal National Mortgage Association Pool #725692 2.480% 10/01/33	45,208	47,348
Pool #888586 2.759% 10/01/34	91,285	95,927
Pool #522294 5.625% 7/15/37	425,000	463,787
Pool #586036 6.000% 5/01/16	5,515	5,993
Pool #564594 7.000% 1/01/31	21,014	23,708
Pool #253795 7.000% 5/01/31	19,817	22,400
Pool #507061 7.500% 10/01/29	1,503	1,706
Pool #519528 7.500% 11/01/29	23,684	26,912
Pool #527761 7.500% 2/01/30	5,748	6,520
Pool #531196 7.500% 2/01/30	1,797	2,042
Pool #534119 7.500% 3/01/30	744	846
Pool #534420 7.500% 3/01/30	1,534	1,742
Pool #529259 7.500% 4/01/30	3,031	3,437
Pool #537797 7.500% 4/01/30	2,806	3,187

	Principal Amount	Value
Pool #253183 7.500% 4/01/30	$6,689	$7,592
Pool #253265 7.500% 5/01/30	10,050	11,404
Pool #535248 8.000% 4/01/30	456	523
Pool #539460 8.000% 5/01/30	2,356	2,700
Pool #546988 8.000% 7/01/30	3,881	4,324
Pool #552630 8.000% 9/01/30	2,107	2,342
Pool #190317 8.000% 8/01/31	5,350	6,132
Federal National Mortgage Association TBA Pool #886 3.500% 8/01/40 (c)	2,470,000	2,354,798
Pool #5884 4.000% 11/01/23 (c)	3,041,000	3,131,042
Pool #5409 4.000% 11/01/39 (c)	1,400,000	1,387,531
Pool #11054 4.500% 12/01/20 (c)	1,700,000	1,781,813
Pool #26607 5.000% 5/01/36 (c)	1,795,000	1,883,067
Government National Mortgage Association Pool #351528 7.000% 8/15/23	12,853	14,184
Pool #352049 7.000% 10/15/23	3,665	4,106
Pool #588012 7.000% 7/15/32	7,410	8,380
Pool #591581 7.000% 8/15/32	3,252	3,681
Pool #185306 7.500% 4/15/17	5,248	5,760
Pool #188302 7.500% 5/15/17	1,087	1,099
Pool #199170 7.500% 5/15/17	258	277
Pool #189371 7.500% 6/15/17	2,169	2,383
Government National Mortgage Association TBA Pool #7913 4.500% 7/01/39 (c)	1,094,000	1,131,606
New Valley Generation IV 4.687% 1/15/22	74,413	78,589

		16,194,043

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $16,215,024)		16,289,318

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds & Notes — 5.6%
U.S. Treasury Bond 4.375% 5/15/40	$290,000	$281,101
U.S. Treasury Bond 5.375% 2/15/31	225,000	256,358
U.S. Treasury Inflation Index 1.875% 7/15/15	523,069	574,539
U.S. Treasury Note 0.375% 8/31/12	965,000	964,095
U.S. Treasury Note 0.750% 12/15/13	525,000	522,396
U.S. Treasury Note 1.000% 1/15/14	1,585,000	1,586,734
U.S. Treasury Note (f) 1.375% 2/15/12	350,000	353,876
U.S. Treasury Note 1.875% 9/30/17	150,000	143,080
U.S. Treasury Note (f) 2.500% 3/31/13	825,000	858,935
U.S. Treasury Note 2.625% 8/15/20	115,000	108,437
U.S. Treasury Note (f) 3.000% 9/30/16	1,725,000	1,795,397

		7,444,948

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,507,922)		7,444,948

TOTAL BONDS & NOTES (Cost $47,389,891)		48,030,970

	Number of Shares
MUTUAL FUNDS — 6.2%
Diversified Financial — 6.2%
iShares MSCI Canada Index Fund	30,000	938,700
iShares MSCI Mexico Investable Market Index Fund	16,500	1,002,540
iShares MSCI Turkey Investable Market Index Fund	4,700	281,953
Japan Smaller Capitalization Fund, Inc.	105,550	944,672
Market Vectors - Russia ETF	10,000	390,900
Market Vectors Poland ETF	10,010	276,777
SPDR Gold Trust (a)	5,680	737,662
Vanguard Emerging Markets ETF	77,800	3,616,922

		8,190,126

TOTAL MUTUAL FUNDS (Cost $7,703,032)		8,190,126

	Number of Shares	Value
WARRANTS — 0.0%
Insurance — 0.0%
American International Group, Inc. Warrants, Expires 1/19/21, Strike 45.00 (a)	166	$2,410

TOTAL WARRANTS (Cost $2,822)		2,410

TOTAL LONG-TERM INVESTMENTS (Cost $115,060,201)		125,251,348

	Principal Amount
SHORT-TERM INVESTMENTS — 15.8%
Commercial Paper — 11.5%
AGL Capital Corp. (b) 0.340% 2/22/11	$1,100,000	1,099,782
Bacardi USA, Inc 0.370% 2/03/11	1,150,000	1,149,976
BAE Systems Holdings, Inc. (b) 0.360% 4/01/11	1,000,000	999,410
Block Financial LLC (b) 0.450% 2/07/11	900,000	899,932
Centrica PLC (b) 0.450% 3/07/11	1,000,000	999,575
Comcast Corp. (b) 0.350% 2/24/11	1,000,000	999,776
Enbridge Energy Partners LP (b) 0.380% 2/16/11	759,000	758,880
General Mills, Inc. (b) 0.340% 4/06/11	1,000,000	999,396
Johnson Controls, Inc. (b) 0.350% 2/18/11	1,150,000	1,149,810
Natixis US Finance Co. LLC 0.400% 4/18/11	1,000,000	999,156
National Grid USA (b) 0.430% 3/14/11	1,000,000	999,510
NextEra Energy Capital Holdings, Inc. 0.350% 2/11/11	1,000,000	999,903
Ryder System, Inc. 0.320% 2/14/11	1,175,000	1,174,864
Ryder System, Inc. 0.410% 2/17/11	1,000,000	999,818
Wellpoint, Inc. (b) 0.300% 2/04/11	1,000,000	999,975

		15,229,763

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 4.3%
Euro Time Deposit 0.010% 2/01/11	$5,774,889	$5,774,889

TOTAL SHORT-TERM INVESTMENTS (Cost $21,004,652)		21,004,652

TOTAL INVESTMENTS — 110.3% (Cost $136,064,853) (g)		146,256,000

Other Assets/(Liabilities) — (10.3)%		(13,654,200)

NET ASSETS — 100.0%		$132,601,800

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to a value of $13,215,897 or 9.97% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At January 31, 2011, these securities amounted to a value of $225 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At January 31, 2011, these securities amounted to a value of $152,300 or 0.11% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Auto Manufacturers — 1.3%
Navistar International Corp. (a)	40,482	$2,625,258

Automotive & Parts — 1.9%
Lear Corp. (a)	36,520	3,857,607

Banks — 9.0%
Comerica, Inc.	66,510	2,540,682
PNC Financial Services Group, Inc.	48,250	2,895,000
State Street Corp.	105,030	4,907,001
U.S. Bancorp	122,430	3,305,610
Wells Fargo & Co.	144,240	4,676,261

		18,324,554

Beverages — 2.6%
The Coca-Cola Co.	84,100	5,285,685

Biotechnology — 2.9%
Amgen, Inc. (a)	107,840	5,939,827

Chemicals — 4.8%
Celanese Corp. Series A	103,510	4,294,630
LyondellBasell Industries NV Class A (a)	55,830	2,006,530
Potash Corp. of Saskatchewan, Inc.	18,640	3,313,819

		9,614,979

Commercial Services — 1.1%
AerCap Holdings NV (a)	151,580	2,261,574

Diversified Financial — 7.6%
CIT Group, Inc. (a)	83,740	3,993,561
E*TRADE Financial Corp. (a)	63,670	1,054,375
The Goldman Sachs Group, Inc.	12,030	1,968,349
JP Morgan Chase & Co.	187,840	8,441,529

		15,457,814

Electric — 5.6%
American Electric Power Co., Inc.	53,200	1,898,176
Edison International	119,390	4,331,469
Entergy Corp.	69,400	5,008,598

		11,238,243

Electrical Components & Equipment — 1.0%
The Babcock & Wilcox Co. (a)	71,220	2,083,185

Forest Products & Paper — 1.1%
Rock-Tenn Co. Class A	32,980	2,201,415

Gas — 0.5%
NiSource, Inc.	47,830	890,595

Health Care – Services — 3.9%
Humana, Inc. (a)	66,790	3,871,816
WellPoint, Inc. (a)	64,290	3,993,695

		7,865,511

	Number of Shares	Value
Household Products — 1.9%
Church & Dwight Co., Inc.	56,990	$3,921,482

Insurance — 6.4%
ACE Ltd.	65,240	4,018,132
CNO Financial Group, Inc. (a)	147,290	932,346
MetLife, Inc.	134,580	6,159,726
Prudential Financial, Inc.	28,990	1,783,175

		12,893,379

Iron & Steel — 1.2%
Allegheny Technologies, Inc.	37,380	2,436,802

Machinery – Construction & Mining — 2.4%
Ingersoll-Rand PLC	102,050	4,816,760

Manufacturing — 1.5%
Cooper Industries PLC	50,510	3,094,243

Media — 5.9%
Comcast Corp. Class A	168,910	3,842,703
Time Warner Cable, Inc.	44,357	3,008,735
Viacom, Inc. Class B	122,380	5,084,889

		11,936,327

Office Equipment/Supplies — 1.0%
Xerox Corp.	193,390	2,053,802

Oil & Gas — 9.0%
Chevron Corp.	98,060	9,308,836
Exxon Mobil Corp.	52,850	4,263,938
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	66,400	4,713,736

		18,286,510

Oil & Gas Services — 3.5%
Halliburton Co.	157,660	7,094,700

Pharmaceuticals — 5.6%
Gilead Sciences, Inc. (a)	95,500	3,665,290
Pfizer, Inc.	421,574	7,681,078

		11,346,368

Retail — 3.3%
The Talbots, Inc. (a)	201,830	1,101,992
Target Corp.	51,440	2,820,455
Walgreen Co.	70,280	2,842,123

		6,764,570

Semiconductors — 1.0%
Xilinx, Inc.	64,960	2,091,712

Software — 2.0%
Microsoft Corp.	148,530	4,117,994

Telecommunications — 5.9%
AT&T, Inc.	212,411	5,845,551
Harris Corp.	88,740	4,129,959

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vodafone Group PLC Sponsored ADR (United Kingdom)	71,500	$2,027,740

		12,003,250

Textiles — 1.8%
Mohawk Industries, Inc. (a)	66,920	3,717,406

Transportation — 1.4%
United Continental Holdings, Inc. (a)	108,360	2,752,344

TOTAL COMMON STOCK (Cost $170,410,827)		196,973,896

TOTAL EQUITIES (Cost $170,410,827)		196,973,896

TOTAL LONG-TERM INVESTMENTS (Cost $170,410,827)		196,973,896

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/11, 0.010%, due 2/01/11 (b)	$5,757,511	5,757,511

TOTAL SHORT-TERM INVESTMENTS (Cost $5,757,511)		5,757,511

TOTAL INVESTMENTS — 99.9% (Cost $176,168,338) (c)		202,731,407

Other Assets/(Liabilities) — 0.1%		119,867

NET ASSETS — 100.0%		$202,851,274

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,757,512. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $5,876,301.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. Class A (a)	7,600	$105,564
Lamar Advertising Co. Class A (a)	925	34,077
Omnicom Group, Inc.	2,190	98,287

		237,928

Aerospace & Defense — 1.5%
Alliant Techsystems, Inc. (a)	455	34,471
BE Aerospace, Inc. (a)	4,600	177,974
The Boeing Co.	2,501	173,769
General Dynamics Corp.	14,460	1,090,284
Goodrich Corp.	2,225	201,630
L-3 Communications Holdings, Inc.	4,820	377,165
Lockheed Martin Corp.	1,953	155,459
Northrop Grumman Corp.	13,050	904,365
Raytheon Co.	16,985	849,080
Rockwell Collins, Inc.	1,314	84,280
United Technologies Corp.	2,977	242,030

		4,290,507

Agriculture — 1.4%
Altria Group, Inc.	49,200	1,156,692
Archer-Daniels-Midland Co.	11,400	372,438
Bunge Ltd.	3,671	249,885
Lorillard, Inc.	9,914	745,929
Philip Morris International, Inc.	16,885	966,498
Reynolds American, Inc.	17,640	561,128

		4,052,570

Airlines — 0.2%
AMR Corp. (a)	14,599	102,923
Copa Holdings SA Class A	455	25,594
Southwest Airlines Co.	42,895	508,305

		636,822

Apparel — 0.2%
VF Corp.	6,671	551,825

Auto Manufacturers — 0.0%
Tesla Motors, Inc. (a)	65	1,566

Automotive & Parts — 0.4%
Autoliv, Inc.	4,260	327,168
BorgWarner, Inc. (a)	260	17,524
Federal-Mogul Corp. (a)	6,200	146,072
Johnson Controls, Inc.	1,317	50,560
Lear Corp. (a)	3,232	341,396
TRW Automotive Holdings Corp. (a)	6,523	389,162

		1,271,882

Banks — 8.8%
Associated Banc-Corp.	11,812	165,132

	Number of Shares	Value
BancorpSouth, Inc.	1,800	$28,152
Bank of America Corp.	447,583	6,145,315
Bank of Hawaii Corp.	1,412	66,180
Bank of New York Mellon Corp.	50,493	1,576,896
BB&T Corp.	29,413	812,975
BOK Financial Corp.	2,115	109,303
Capital One Financial Corp.	26,675	1,284,668
CapitalSource, Inc.	12,800	98,816
City National Corp.	2,470	142,741
Comerica, Inc.	5,344	204,141
Commerce Bancshares, Inc.	3,493	143,667
Cullen/Frost Bankers, Inc.	2,715	156,873
East West Bancorp, Inc.	9,458	205,333
Fifth Third Bancorp	34,398	511,498
First Citizens BancShares, Inc. Class A	247	49,689
First Horizon National Corp. (a)	6,195	70,189
Fulton Financial Corp.	9,200	94,944
Huntington Bancshares, Inc.	33,771	244,502
KeyCorp	44,222	393,576
M&T Bank Corp.	3,160	273,245
Marshall & Ilsley Corp.	17,048	119,166
Northern Trust Corp.	2,055	106,819
PNC Financial Services Group, Inc.	24,259	1,455,540
Popular, Inc. (a)	93,200	299,172
Regions Financial Corp.	14,760	104,796
State Street Corp.	14,273	666,835
SunTrust Banks, Inc.	19,339	588,486
Synovus Financial Corp.	22,460	59,294
TCF Financial Corp.	5,405	80,751
U.S. Bancorp	75,587	2,040,849
Valley National Bancorp	7,267	98,323
Wells Fargo & Co.	222,212	7,204,113
Wilmington Trust Corp.	2,300	10,074
Zions Bancorp	3,622	85,407

		25,697,460

Beverages — 1.1%
Brown-Forman Corp. Class B	1,209	80,217
Central European Distribution Corp. (a)	4,500	103,230
The Coca-Cola Co.	15,836	995,293
Coca-Cola Enterprises, Inc.	6,720	169,075
Constellation Brands, Inc. Class A (a)	13,763	264,525
Dr. Pepper Snapple Group, Inc.	9,100	322,413
Hansen Natural Corp. (a)	65	3,682
Molson Coors Brewing Co. Class B	8,450	396,051
PepsiCo, Inc.	12,962	833,586

		3,168,072

Biotechnology — 1.1%
Amgen, Inc. (a)	41,159	2,267,038

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	1,040	$113,235
Biogen Idec, Inc. (a)	10,478	685,995
Charles River Laboratories International, Inc. (a)	455	17,449
Genzyme Corp. (a)	1,075	78,851
Life Technologies Corp. (a)	1,025	55,647

		3,218,215

Building Materials — 0.3%
Armstrong World Industries, Inc.	10,729	435,705
Masco Corp.	10,676	142,204
Owens Corning, Inc. (a)	6,545	219,061
USG Corp. (a)	5,149	83,517

		880,487

Chemicals — 1.8%
Ashland, Inc.	3,028	175,806
Cabot Corp.	3,800	164,350
CF Industries Holdings, Inc.	993	134,095
Cytec Industries, Inc.	2,679	146,113
The Dow Chemical Co.	52,810	1,873,699
Eastman Chemical Co.	2,100	195,006
EI du Pont de Nemours & Co.	25,665	1,300,702
FMC Corp.	739	56,208
Huntsman Corp.	2,600	45,266
Intrepid Potash, Inc. (a)	2,310	83,483
PPG Industries, Inc.	6,455	544,027
RPM International, Inc.	2,588	60,637
The Sherwin-Williams Co.	300	25,419
Sigma-Aldrich Corp.	2,555	162,626
The Valspar Corp.	3,413	127,544

		5,094,981

Coal — 0.3%
Alpha Natural Resources, Inc. (a)	2,576	138,408
Arch Coal, Inc.	1,900	65,075
CONSOL Energy, Inc.	425	21,123
Massey Energy Co.	100	6,286
Peabody Energy Corp.	9,178	582,069
Walter Energy, Inc.	735	95,748

		908,709

Commercial Services — 0.8%
Aaron’s, Inc.	3,238	62,137
Booz Allen Hamilton Holding Corp. (a)	65	1,213
Convergys Corp. (a)	18,170	258,741
CoreLogic, Inc.	1,200	24,060
Corrections Corporation of America (a)	3,495	86,711
Donnelley (R.R.) & Sons Co.	14,000	248,080
Education Management Corp. (a)	635	11,678
Equifax, Inc.	5,335	190,566
FTI Consulting, Inc. (a)	799	29,139
H&R Block, Inc.	27,481	344,062

	Number of Shares	Value
Hertz Global Holdings, Inc. (a)	1,500	$22,065
KAR Auction Services, Inc. (a)	6,500	96,460
Manpower, Inc.	2,610	168,528
McKesson Corp.	5,190	390,132
Monster Worldwide, Inc. (a)	5,180	86,247
Quanta Services, Inc. (a)	135	3,204
Service Corp. International	8,000	69,360
Total System Services, Inc.	7,519	130,906
Towers Watson & Co. Class A	1,700	92,701

		2,315,990

Computers — 0.6%
Brocade Communications Systems, Inc. (a)	6,300	35,532
Computer Sciences Corp.	10,245	545,956
Diebold, Inc.	3,305	101,331
Lexmark International, Inc. Class A (a)	12,722	443,235
Seagate Technology PLC (a)	8,900	124,600
Synopsys, Inc. (a)	8,600	233,318
Western Digital Corp. (a)	9,962	338,907

		1,822,879

Cosmetics & Personal Care — 2.5%
Alberto-Culver Co.	680	25,330
Colgate-Palmolive Co.	785	60,265
The Procter & Gamble Co.	114,040	7,199,345

		7,284,940

Distribution & Wholesale — 0.3%
Genuine Parts Co.	7,400	382,950
Ingram Micro, Inc. Class A (a)	6,295	124,263
Tech Data Corp. (a)	4,100	192,331
WESCO International, Inc. (a)	1,700	95,285

		794,829

Diversified Financial — 7.9%
Ameriprise Financial, Inc.	12,075	744,424
BlackRock, Inc.	1,965	389,109
CBOE Holdings, Inc.	4,692	107,963
CIT Group, Inc. (a)	9,580	456,870
Citigroup, Inc. (a)	983,139	4,738,730
CME Group, Inc.	2,207	680,992
Discover Financial Services	32,820	675,764
E*TRADE Financial Corp. (a)	4,500	74,520
Federated Investors, Inc. Class B	520	14,082
The Goldman Sachs Group, Inc.	23,571	3,856,687
Interactive Brokers Group, Inc. Class A	8,400	135,828
Invesco Ltd.	13,500	333,990
Janus Capital Group, Inc.	7,270	93,856
JP Morgan Chase & Co.	175,834	7,901,980
Legg Mason, Inc.	8,741	289,589
LPL Investment Holdings, Inc. (a)	455	15,588
Morgan Stanley	36,358	1,068,925

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The NASDAQ OMX Group, Inc. (a)	12,387	$303,234
NYSE Euronext	9,323	296,565
Raymond James Financial, Inc.	8,947	324,060
SLM Corp. (a)	25,432	366,475

		22,869,231

Electric — 6.0%
The AES Corp. (a)	18,612	230,789
Allegheny Energy, Inc.	18,946	488,428
Alliant Energy Corp.	8,465	314,559
Ameren Corp.	14,553	412,869
American Electric Power Co., Inc.	21,030	750,350
Calpine Corp. (a)	4,500	64,215
CenterPoint Energy, Inc.	11,992	193,671
CMS Energy Corp.	14,063	274,228
Consolidated Edison, Inc.	13,125	655,069
Constellation Energy Group, Inc.	8,480	273,480
Dominion Resources, Inc.	21,316	928,099
DPL, Inc.	6,725	176,060
DTE Energy Co.	5,610	259,519
Duke Energy Corp.	72,616	1,298,374
Edison International	22,657	821,996
Entergy Corp.	9,400	678,398
Exelon Corp.	31,914	1,356,664
FirstEnergy Corp.	17,094	668,717
GenOn Energy, Inc. (a)	87,398	361,828
Great Plains Energy, Inc.	11,117	218,783
Hawaiian Electric Industries, Inc.	1,935	48,181
Integrys Energy Group, Inc.	4,077	194,024
MDU Resources Group, Inc.	2,290	48,617
NextEra Energy, Inc.	9,165	489,961
Northeast Utilities	8,600	283,112
NRG Energy, Inc. (a)	16,424	340,798
NSTAR	2,596	112,614
NV Energy, Inc.	9,796	140,769
OGE Energy Corp.	3,620	166,122
Pepco Holdings, Inc.	13,665	253,759
PG&E Corp.	18,130	839,056
Pinnacle West Capital Corp.	4,060	165,283
PPL Corp.	22,500	580,275
Progress Energy, Inc.	6,936	311,565
Public Service Enterprise Group, Inc.	24,741	802,351
SCANA Corp.	2,960	125,119
The Southern Co.	26,574	999,714
TECO Energy, Inc.	6,237	114,823
Westar Energy, Inc.	6,754	172,227
Wisconsin Energy Corp.	5,145	310,192
Xcel Energy, Inc.	16,282	383,767

		17,308,425

Electrical Components & Equipment — 0.1%
The Babcock & Wilcox Co. (a)	325	9,506
Energizer Holdings, Inc. (a)	2,800	203,672
General Cable Corp. (a)	1,192	44,116

	Number of Shares	Value
Hubbell, Inc. Class B	1,865	$114,213
Molex, Inc.	1,640	42,886

		414,393

Electronics — 0.4%
Arrow Electronics, Inc. (a)	3,300	124,740
Avnet, Inc. (a)	5,541	197,370
AVX Corp.	3,200	50,176
Garmin Ltd.	4,391	135,375
Jabil Circuit, Inc.	2,240	45,270
PerkinElmer, Inc.	2,767	70,780
Thomas & Betts Corp. (a)	3,500	179,865
Vishay Intertechnology, Inc. (a)	29,525	487,163
Vishay Precision Group, Inc. (a)	500	9,275

		1,300,014

Energy – Alternate Sources — 0.0%
Covanta Holding Corp.	4,600	77,832
SunPower Corp. Class A (a)	800	10,752

		88,584

Engineering & Construction — 0.7%
Aecom Technology Corp. (a)	3,210	93,957
Chicago Bridge & Iron Co. NV (a)	5,228	171,949
Fluor Corp.	2,634	182,246
Jacobs Engineering Group, Inc. (a)	1,490	76,541
KBR, Inc.	23,600	757,560
McDermott International, Inc. (a)	7,550	156,889
The Shaw Group, Inc. (a)	1,700	64,209
URS Corp. (a)	9,399	417,786

		1,921,137

Entertainment — 0.0%
International Speedway Corp. Class A	300	8,679
Madison Square Garden, Inc. Class A (a)	639	16,115
Penn National Gaming, Inc. (a)	1,900	67,887
Regal Entertainment Group Class A	3,930	47,789

		140,470

Environmental Controls — 0.2%
Republic Services, Inc.	8,790	271,084
Waste Connections, Inc.	425	12,312
Waste Management, Inc.	9,224	349,313

		632,709

Foods — 2.1%
Campbell Soup Co.	2,300	78,522
ConAgra Foods, Inc.	7,439	166,113
Corn Products International, Inc.	12,149	560,433
Dean Foods Co. (a)	22,889	232,323
Del Monte Foods Co.	5,000	94,800
Flowers Foods, Inc.	3,900	98,397
General Mills, Inc.	4,102	142,668
H.J. Heinz Co.	9,623	457,092
The Hershey Co.	3,330	155,478

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hormel Foods Corp.	4,400	$217,360
The J.M. Smucker Co.	6,540	406,526
Kellogg Co.	260	13,078
Kraft Foods, Inc. Class A	16,443	502,663
The Kroger Co.	27,479	588,051
McCormick & Co., Inc.	2,600	114,920
Ralcorp Holdings, Inc. (a)	1,475	90,270
Safeway, Inc.	16,715	345,833
Sara Lee Corp.	17,767	301,506
Smithfield Foods, Inc. (a)	31,255	622,287
SUPERVALU, Inc.	25,175	183,526
Tyson Foods, Inc. Class A	41,588	684,123

		6,055,969

Forest Products & Paper — 0.5%
Domtar Corp.	5,618	493,991
International Paper Co.	5,942	171,605
MeadWestvaco Corp.	7,995	228,897
Plum Creek Timber Co., Inc.	727	30,439
Rayonier, Inc.	2,400	142,104
Temple-Inland, Inc.	3,033	72,762
Weyerhaeuser Co.	19,474	451,407

		1,591,205

Gas — 0.4%
AGL Resources, Inc.	3,180	116,706
Atmos Energy Corp.	4,750	154,850
Energen Corp.	3,570	199,563
NiSource, Inc.	6,360	118,423
Sempra Energy	4,455	231,972
Southern Union Co.	3,000	80,160
UGI Corp.	4,600	144,210
Vectren Corp.	1,920	50,861

		1,096,745

Hand & Machine Tools — 0.2%
Kennametal, Inc.	1,790	72,674
Regal-Beloit Corp.	100	6,674
Snap-on, Inc.	2,450	138,744
Stanley Black & Decker, Inc.	4,493	326,551

		544,643

Health Care – Products — 2.5%
Alere, Inc. (a)	1,000	39,170
Baxter International, Inc.	3,300	160,017
Beckman Coulter, Inc.	1,000	72,010
Boston Scientific Corp. (a)	38,800	270,824
CareFusion Corp. (a)	5,500	141,515
The Cooper Cos., Inc.	3,173	181,940
Hill-Rom Holdings, Inc.	3,167	128,168
Hologic, Inc. (a)	4,936	98,325
Johnson & Johnson	92,006	5,499,199
Kinetic Concepts, Inc. (a)	2,280	105,176
Medtronic, Inc.	3,571	136,841

	Number of Shares	Value
Zimmer Holdings, Inc. (a)	6,027	$356,557

		7,189,742

Health Care – Services — 2.1%
Aetna, Inc.	20,820	685,811
CIGNA Corp.	12,020	505,080
Community Health Systems, Inc. (a)	3,059	107,432
Coventry Health Care, Inc. (a)	10,743	321,968
Health Net, Inc. (a)	6,700	191,151
Humana, Inc. (a)	9,460	548,396
LifePoint Hospitals, Inc. (a)	5,000	176,000
Mednax, Inc. (a)	100	6,615
Quest Diagnostics, Inc.	130	7,403
Tenet Healthcare Corp. (a)	8,300	55,195
Thermo Fisher Scientific, Inc. (a)	4,865	278,619
UnitedHealth Group, Inc.	48,645	1,996,877
Universal Health Services, Inc. Class B	1,836	77,296
WellPoint, Inc. (a)	16,859	1,047,281

		6,005,124

Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,065	229,754

Home Builders — 0.2%
D.R. Horton, Inc.	16,230	201,090
KB Home	2,600	38,584
Lennar Corp. Class A	3,100	60,016
M.D.C. Holdings, Inc.	210	6,491
Pulte Group, Inc. (a)	10,372	81,835
Toll Brothers, Inc. (a)	2,800	56,672

		444,688

Home Furnishing — 0.2%
Harman International Industries, Inc. (a)	1,800	77,976
Whirlpool Corp.	4,982	425,961

		503,937

Household Products — 0.3%
Avery Dennison Corp.	4,716	198,496
The Clorox Co.	515	32,388
Fortune Brands, Inc.	5,760	355,277
Jarden Corp.	2,900	98,310
Kimberly-Clark Corp.	1,145	74,116

		758,587

Housewares — 0.1%
Newell Rubbermaid, Inc.	11,949	230,018

Insurance — 7.7%
ACE Ltd.	14,041	864,785
Aflac, Inc.	1,100	63,338
Alleghany Corp. (a)	210	64,844
Allied World Assurance Co. Holdings Ltd.	7,865	474,495

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Allstate Corp.	19,245	$599,289
American Financial Group, Inc.	10,275	334,246
American International Group, Inc. (a)	1,617	65,246
American National Insurance Co.	880	73,374
Aon Corp.	4,470	204,458
Arch Capital Group Ltd. (a)	3,864	340,998
Arthur J. Gallagher & Co.	1,100	32,648
Aspen Insurance Holdings Ltd.	5,991	180,029
Assurant, Inc.	11,046	433,335
Assured Guaranty Ltd.	23,559	340,663
Axis Capital Holdings Ltd.	14,000	498,120
Berkshire Hathaway, Inc. Class B (a)	54,441	4,450,552
Brown & Brown, Inc.	785	19,437
The Chubb Corp.	16,529	957,525
Cincinnati Financial Corp.	3,980	127,519
CNA Financial Corp. (a)	865	23,243
Endurance Specialty Holdings Ltd.	9,080	422,129
Erie Indemnity Co. Class A	350	23,247
Everest Re Group Ltd.	2,435	205,222
Fidelity National Financial, Inc. Class A	15,509	208,596
Genworth Financial, Inc. Class A (a)	3,690	50,073
The Hanover Insurance Group, Inc.	2,200	104,060
The Hartford Financial Services Group, Inc.	23,790	660,886
HCC Insurance Holdings, Inc.	4,970	150,492
Lincoln National Corp.	15,098	435,426
Loews Corp.	11,885	475,994
Markel Corp. (a)	290	116,725
Marsh & McLennan Cos., Inc.	940	26,207
MBIA, Inc. (a)	21,860	233,902
Mercury General Corp.	1,360	57,732
MetLife, Inc.	19,292	882,995
Old Republic International Corp.	6,800	83,164
OneBeacon Insurance Group Ltd. Class A	23,600	324,500
PartnerRe Ltd.	3,435	281,258
Principal Financial Group, Inc.	15,480	507,280
The Progressive Corp.	24,210	479,600
Protective Life Corp.	15,817	436,075
Prudential Financial, Inc.	24,856	1,528,893
Reinsurance Group of America, Inc. Class A	5,650	325,214
RenaissanceRe Holdings Ltd.	2,575	168,971
StanCorp Financial Group, Inc.	5,885	262,530
Symetra Financial Corp.	14,170	187,469
Torchmark Corp.	4,992	311,002
Transatlantic Holdings, Inc.	4,020	206,829
The Travelers Cos., Inc.	25,700	1,445,882
Unitrin, Inc.	4,750	127,822
Unum Group	15,700	391,558
Validus Holdings Ltd.	11,870	360,848

	Number of Shares	Value
W.R. Berkley Corp.	7,000	$197,750
Wesco Financial Corp.	48	18,038
White Mountains Insurance Group Ltd.	320	108,800
XL Group PLC	14,750	338,070

		22,293,383

Internet — 1.0%
AOL, Inc. (a)	7,754	182,374
eBay, Inc. (a)	22,982	697,733
Expedia, Inc.	11,467	288,510
IAC/InterActiveCorp (a)	10,064	284,711
Liberty Media Corp. – Interactive Class A (a)	31,100	492,624
Symantec Corp. (a)	33,926	597,437
Yahoo!, Inc. (a)	23,936	385,848

		2,929,237

Investment Companies — 0.0%
Ares Capital Corp.	8,645	145,150

Iron & Steel — 0.3%
AK Steel Holding Corp.	2,300	36,570
Nucor Corp.	4,593	210,865
Reliance Steel & Aluminum Co.	3,875	202,624
Schnitzer Steel Industries, Inc. Class A	3,452	212,988
Steel Dynamics, Inc.	9,285	168,987
United States Steel Corp.	1,230	70,934

		902,968

Leisure Time — 0.2%
Carnival Corp.	10,514	470,081
Royal Caribbean Cruises Ltd. (a)	4,104	184,269

		654,350

Lodging — 0.2%
Choice Hotels International, Inc.	600	22,758
Hyatt Hotels Corp. Class A (a)	900	43,731
MGM Resorts International (a)	12,582	186,591
Wyndham Worldwide Corp.	10,679	300,400

		553,480

Machinery – Construction & Mining — 0.2%
Ingersoll-Rand PLC	10,900	514,480
Terex Corp. (a)	4,495	145,773

		660,253

Machinery – Diversified — 0.4%
AGCO Corp. (a)	4,923	249,596
CNH Global NV (a)	1,979	95,843
Deere & Co.	941	85,537
Eaton Corp.	4,905	529,544
Gardner Denver, Inc.	1,864	134,469
IDEX Corp.	700	27,762
Wabtec Corp.	700	37,940

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zebra Technologies Corp. Class A (a)	1,520	$59,128

		1,219,819

Manufacturing — 3.6%
AptarGroup, Inc.	2,615	125,677
Carlisle Cos., Inc.	2,100	79,191
Crane Co.	2,720	120,795
Danaher Corp.	2,092	96,358
Dover Corp.	2,634	168,839
General Electric Co.	371,431	7,480,620
Harsco Corp.	1,120	36,142
ITT Corp.	3,691	217,474
Leggett & Platt, Inc.	3,810	85,839
Parker Hannifin Corp.	5,700	509,637
Pentair, Inc.	2,015	72,883
SPX Corp.	1,375	107,773
Teleflex, Inc.	3,120	178,838
Textron, Inc.	13,210	347,291
Trinity Industries, Inc.	3,800	105,982
Tyco International Ltd.	17,650	791,250

		10,524,589

Media — 4.8%
Cablevision Systems Corp. Class A	7,240	245,074
CBS Corp. Class B	27,497	545,266
Central European Media Enterprises Ltd. Class A (a)	1,095	19,929
Comcast Corp. Class A	119,611	2,721,150
Discovery Communications, Inc. Series A (a)	1,460	56,940
DISH Network Corp. Class A (a)	18,200	384,202
Gannett Co., Inc.	16,472	242,797
John Wiley & Sons, Inc. Class A	500	22,975
Liberty Global, Inc. Class A (a)	12,908	523,548
Liberty Media Corp. – Starz Series A (a)	2,903	193,543
Liberty Media Corp. Capital Class A (a)	5,025	329,942
The McGraw-Hill Cos., Inc.	11,200	436,576
Meredith Corp.	7,770	261,849
The New York Times Co. Class A (a)	10,300	104,133
News Corp. Class A	78,824	1,183,936
Thomson Reuters Corp.	7,361	294,514
Time Warner Cable, Inc.	17,323	1,175,019
Time Warner, Inc.	41,890	1,317,441
Viacom, Inc. Class B	24,300	1,009,665
The Walt Disney Co.	61,106	2,375,190
The Washington Post Co. Class B	1,025	439,059

		13,882,748

Metal Fabricate & Hardware — 0.1%
Commercial Metals Co.	1,700	28,424
The Timken Co.	8,720	410,014

		438,438

	Number of Shares	Value
Mining — 0.3%
Alcoa, Inc.	46,950	$777,961
Royal Gold, Inc.	907	42,085
Vulcan Materials Co.	1,180	50,221

		870,267

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	4,974	120,769
Xerox Corp.	68,456	727,002

		847,771

Oil & Gas — 10.5%
Anadarko Petroleum Corp.	16,772	1,292,786
Apache Corp.	15,261	1,821,553
Atlas Energy, Inc. (a)	325	14,398
Atwood Oceanics, Inc. (a)	2,889	116,773
Cabot Oil & Gas Corp.	1,795	74,726
Chesapeake Energy Corp.	31,601	933,178
Chevron Corp.	93,094	8,837,413
Comstock Resources, Inc. (a)	585	16,205
ConocoPhillips	54,091	3,865,343
Denbury Resources, Inc. (a)	4,909	99,898
Devon Energy Corp.	18,150	1,609,723
Diamond Offshore Drilling, Inc.	2,596	186,159
Exxon Mobil Corp.	17,148	1,383,501
Forest Oil Corp. (a)	2,592	100,570
Frontier Oil Corp. (a)	14,280	297,024
Helmerich & Payne, Inc.	3,192	187,466
Hess Corp.	13,040	1,096,925
Holly Corp.	260	12,758
Marathon Oil Corp.	22,790	1,041,503
Murphy Oil Corp.	9,770	647,751
Nabors Industries Ltd. (a)	5,671	138,372
Newfield Exploration Co. (a)	6,355	464,995
Noble Energy, Inc.	7,445	678,240
Occidental Petroleum Corp.	31,418	3,037,492
Patterson-UTI Energy, Inc.	8,000	186,720
Petrohawk Energy Corp. (a)	260	5,213
Pioneer Natural Resources Co.	1,830	174,143
Plains Exploration & Production Co. (a)	1,700	60,180
Pride International, Inc. (a)	1,000	32,500
QEP Resources, Inc.	130	5,283
Questar Corp.	13,500	235,305
Quicksilver Resources, Inc. (a)	800	12,008
Rowan Companies, Inc. (a)	6,352	217,747
SandRidge Energy, Inc. (a)	700	5,208
SM Energy Co.	1,400	87,024
Sunoco, Inc.	10,212	433,499
Tesoro Corp. (a)	4,448	85,624
Unit Corp. (a)	1,000	51,200
Valero Energy Corp.	36,264	919,655
Whiting Petroleum Corp. (a)	1,540	194,471

		30,660,532

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.3%
Baker Hughes, Inc.	10,815	$740,936
Cameron International Corp. (a)	2,071	110,384
Dresser-Rand Group, Inc. (a)	130	5,971
Exterran Holdings, Inc. (a)	2,705	67,111
National Oilwell Varco, Inc.	17,570	1,298,423
Oceaneering International, Inc. (a)	2,235	172,609
Oil States International, Inc. (a)	2,870	194,471
SEACOR Holdings, Inc.	6,900	729,261
Superior Energy Services, Inc. (a)	3,785	132,929
Tidewater, Inc.	275	16,360
Weatherford International Ltd. (a)	16,867	400,085

		3,868,540

Packaging & Containers — 0.4%
Ball Corp.	4,982	354,370
Bemis Co., Inc.	955	31,085
Greif, Inc. Class A	710	44,766
Owens-IIlinois, Inc. (a)	7,303	215,365
Packaging Corporation of America	4,425	125,006
Sealed Air Corp.	7,260	193,769
Sonoco Products Co.	2,100	74,655

		1,039,016

Pharmaceuticals — 6.0%
Abbott Laboratories	4,898	221,194
Bristol-Myers Squibb Co.	75,024	1,889,104
Cardinal Health, Inc.	13,806	573,087
Cephalon, Inc. (a)	10,847	640,841
Eli Lilly & Co.	41,037	1,426,856
Endo Pharmaceuticals Holdings, Inc. (a)	9,200	305,624
Forest Laboratories, Inc. (a)	19,839	640,006
King Pharmaceuticals, Inc. (a)	8,720	124,173
Mead Johnson Nutrition Co.	8,045	466,369
Merck & Co., Inc.	133,989	4,444,415
Mylan, Inc. (a)	2,998	69,434
Omnicare, Inc.	6,272	162,570
Pfizer, Inc.	347,669	6,334,529
Watson Pharmaceuticals, Inc. (a)	2,695	146,931

		17,445,133

Pipelines — 0.3%
El Paso Corp.	24,617	390,918
National Fuel Gas Co.	850	58,089
ONEOK, Inc.	4,347	255,995
Spectra Energy Corp.	7,662	200,974
The Williams Cos., Inc.	3,474	93,763

		999,739

Real Estate — 0.1%
Forest City Enterprises, Inc. Class A (a)	16,858	285,069
The Howard Hughes Corp. (a)	65	3,268

		288,337

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 3.0%
Alexandria Real Estate Equities, Inc.	1,310	$100,922
AMB Property Corp.	3,915	131,348
Annaly Capital Management, Inc.	26,160	466,433
Apartment Investment & Management Co. Class A	12,200	311,832
AvalonBay Communities, Inc.	3,569	413,754
Boston Properties, Inc.	3,789	357,568
Brandywine Realty Trust	10,300	119,480
BRE Properties, Inc.	905	40,408
Camden Property Trust	2,865	158,807
Chimera Investment Corp.	71,909	302,018
CommonWealth	5,167	137,804
Corporate Office Properties Trust	705	25,768
Developers Diversified Realty Corp.	7,100	96,560
Douglas Emmett, Inc.	4,500	82,935
Duke Realty Corp.	11,700	160,290
Equity Residential	11,449	620,421
Essex Property Trust, Inc.	840	97,440
Federal Realty Investment Trust	800	64,344
General Growth Properties, Inc. (a)	1,940	28,731
HCP, Inc.	12,600	467,334
Health Care, Inc.	3,207	157,400
Hospitality Properties Trust	8,740	217,364
Host Hotels & Resorts, Inc.	27,103	501,677
Kimco Realty Corp.	18,682	337,957
Liberty Property Trust	4,105	142,731
The Macerich Co.	5,647	274,783
Mack-Cali Realty Corp.	3,130	109,613
Nationwide Health Properties, Inc.	4,900	183,995
Piedmont Office Realty Trust, Inc. Class A	7,689	152,088
ProLogis	25,235	376,506
Public Storage	365	39,778
Realty Income Corp.	1,845	64,501
Regency Centers Corp.	3,415	147,221
Senior Housing Properties Trust	6,000	134,520
Simon Property Group, Inc.	3,230	327,683
SL Green Realty Corp.	4,071	296,206
Taubman Centers, Inc.	2,400	125,640
UDR, Inc.	6,400	150,272
Ventas, Inc.	4,175	231,546
Vornado Realty Trust	5,400	475,686
Weingarten Realty Investors	5,990	146,875

		8,778,239

Retail — 2.2%
Abercrombie & Fitch Co. Class A	1,165	58,728
American Eagle Outfitters, Inc.	14,102	203,915
AutoNation, Inc. (a)	1,700	48,807
BJ’s Wholesale Club, Inc. (a)	2,135	93,812
Brinker International, Inc.	22,117	520,413
CVS Caremark Corp.	21,600	738,720

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foot Locker, Inc.	26,800	$478,648
GameStop Corp. Class A (a)	21,355	449,950
The Gap, Inc.	8,221	158,419
J.C. Penney Co., Inc.	5,185	166,283
Kohl’s Corp. (a)	1,842	93,537
Lowe’s Cos., Inc.	12,582	312,033
Macy’s, Inc.	22,159	512,981
Office Depot, Inc. (a)	24,500	128,625
RadioShack Corp.	16,977	257,201
Sears Holdings Corp. (a)	380	28,641
Signet Jewelers Ltd. (a)	6,900	293,112
Wal-Mart Stores, Inc.	30,258	1,696,566
Walgreen Co.	4,526	183,031
Wendy’s/Arby’s Group, Inc. Class A	3,600	17,388

		6,440,810

Savings & Loans — 0.3%
Capitol Federal Financial, Inc.	3,470	42,299
First Niagara Financial Group, Inc.	9,440	131,027
Hudson City Bancorp, Inc.	16,920	185,781
New York Community Bancorp, Inc.	19,490	357,057
People’s United Financial, Inc.	8,377	108,147
TFS Financial Corp.	105	1,024
Washington Federal, Inc.	3,416	59,063

		884,398

Semiconductors — 1.6%
Advanced Micro Devices, Inc. (a)	17,578	137,636
Atmel Corp. (a)	20,804	281,686
Fairchild Semiconductor International, Inc. (a)	20,485	364,633
Intel Corp.	76,570	1,643,192
International Rectifier Corp. (a)	3,415	109,383
Intersil Corp. Class A	1,700	25,704
KLA-Tencor Corp.	6,945	306,136
LSI Corp. (a)	28,200	174,558
Micron Technology, Inc. (a)	19,411	204,592
National Semiconductor Corp.	9,884	149,841
Novellus Systems, Inc. (a)	6,511	234,852
PMC-Sierra, Inc. (a)	8,315	65,023
Texas Instruments, Inc.	26,600	902,006

		4,599,242

Software — 1.5%
Activision Blizzard, Inc.	29,528	333,371
Broadridge Financial Solutions, Inc.	2,082	47,657
CA, Inc.	13,945	331,891
Compuware Corp. (a)	7,520	80,614
Electronic Arts, Inc. (a)	455	7,094
Fidelity National Information Services, Inc.	10,080	306,734
Fiserv, Inc. (a)	1,900	117,363
Microsoft Corp.	107,638	2,984,264

	Number of Shares	Value
Novell, Inc. (a)	23,600	$142,072

		4,351,060

Telecommunications — 6.0%
Amdocs Ltd. (a)	5,039	146,836
AT&T, Inc.	254,342	6,999,492
CenturyLink, Inc.	14,151	611,889
Clearwire Corp. Class A (a)	1,000	5,290
Corning, Inc.	34,300	761,803
EchoStar Corp. (a)	1,025	27,931
Frontier Communications Corp.	27,030	247,865
Leap Wireless International, Inc. (a)	1,570	21,949
Level 3 Communications, Inc. (a)	70	86
MetroPCS Communications, Inc. (a)	9,185	118,762
Motorola Mobility Holdings, Inc. (a)	6,365	177,393
Motorola Solutions, Inc. (a)	17,685	685,647
NII Holdings, Inc. (a)	1,000	41,980
Qwest Communications International, Inc.	101,070	720,629
Sprint Nextel Corp. (a)	119,000	537,880
Telephone & Data Systems, Inc.	6,000	214,500
Tellabs, Inc.	46,822	248,157
US Cellular Corp. (a)	2,200	107,228
Verizon Communications, Inc.	146,242	5,209,140
Virgin Media, Inc.	15,410	387,716
Windstream Corp.	7,862	100,712

		17,372,885

Textiles — 0.1%
Cintas Corp.	6,700	188,002
Mohawk Industries, Inc. (a)	2,565	142,486

		330,488

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	7,300	172,864

Transportation — 1.7%
Alexander & Baldwin, Inc.	2,375	95,285
Con-way, Inc.	4,179	142,170
CSX Corp.	14,889	1,051,163
FedEx Corp.	4,200	379,344
Frontline Ltd.	680	17,632
Kansas City Southern (a)	1,130	56,477
Kirby Corp. (a)	1,900	88,806
Norfolk Southern Corp.	18,029	1,103,195
Ryder System, Inc.	2,664	128,085
Teekay Corp.	1,230	41,648
Union Pacific Corp.	15,830	1,497,993
United Continental Holdings, Inc. (a)	15,882	403,403
UTI Worldwide, Inc.	300	6,570

		5,011,771

Trucking & Leasing — 0.0%
GATX Corp.	1,987	66,068

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.1%
American Water Works Co., Inc.	7,000	$178,500
Aqua America, Inc.	2,100	48,552

		227,052

TOTAL COMMON STOCK (Cost $254,855,889)		290,013,664

TOTAL EQUITIES (Cost $254,855,889)		290,013,664

WARRANTS — 0.0%
Insurance — 0.0%
American International Group, Inc. Warrants, Expires 1/19/21, Strike 45.00 (a)	482	6,993

TOTAL WARRANTS (Cost $8,187)		6,993

TOTAL LONG-TERM INVESTMENTS (Cost $254,864,076)		290,020,657

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/11, 0.010%, due 2/01/11 (b)	$631,478	631,478

TOTAL SHORT-TERM INVESTMENTS (Cost $631,478)		631,478

TOTAL INVESTMENTS — 99.9% (Cost $255,495,554) (c)		290,652,135

Other Assets/(Liabilities) — 0.1%		197,940

NET ASSETS — 100.0%		$290,850,075

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $631,478. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $644,249.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 95.8%
Advertising — 0.1%
Interpublic Group of Companies, Inc. (a)	898	$9,600
Omnicom Group, Inc.	245	10,995

		20,595

Aerospace & Defense — 1.9%
The Boeing Co.	568	39,464
General Dynamics Corp.	593	44,712
Goodrich Corp.	98	8,881
L-3 Communications Holdings, Inc.	247	19,328
Lockheed Martin Corp.	348	27,701
Northrop Grumman Corp.	493	34,165
Raytheon Co.	654	32,693
Rockwell Collins, Inc.	199	12,764
United Technologies Corp.	1,126	91,544

		311,252

Agriculture — 1.9%
Altria Group, Inc.	3,469	81,556
Archer-Daniels-Midland Co.	484	15,812
Lorillard, Inc.	391	29,419
Philip Morris International, Inc.	2,941	168,343
Reynolds American, Inc.	594	18,895

		314,025

Airlines — 0.2%
Southwest Airlines Co.	2,193	25,987

Apparel — 0.5%
Nike, Inc. Class B	639	52,705
VF Corp.	391	32,343

		85,048

Auto Manufacturers — 0.8%
Ford Motor Co. (a)	6,620	105,589
Paccar, Inc.	493	27,850

		133,439

Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co. (a)	490	5,821
Johnson Controls, Inc.	642	24,647

		30,468

Banks — 4.7%
Bank of America Corp.	12,032	165,199
Bank of New York Mellon Corp.	1,484	46,345
BB&T Corp.	890	24,600
Capital One Financial Corp.	1,044	50,279
Comerica, Inc.	98	3,744
Fifth Third Bancorp	1,333	19,822
First Horizon National Corp. (a)	403	4,566
Huntington Bancshares, Inc.	1,100	7,964

	Number of Shares	Value
KeyCorp	1,839	$16,367
M&T Bank Corp.	198	17,121
Marshall & Ilsley Corp.	841	5,879
Northern Trust Corp.	149	7,745
PNC Financial Services Group, Inc.	789	47,340
Regions Financial Corp.	378	2,684
State Street Corp.	491	22,939
SunTrust Banks, Inc.	635	19,323
U.S. Bancorp	2,316	62,532
Wells Fargo & Co.	7,515	243,636
Zions Bancorp	190	4,480

		772,565

Beverages — 2.1%
Brown-Forman Corp. Class B	97	6,436
The Coca-Cola Co.	2,770	174,095
Coca-Cola Enterprises, Inc.	441	11,096
Constellation Brands, Inc. Class A (a)	914	17,567
Dr. Pepper Snapple Group, Inc.	494	17,502
Molson Coors Brewing Co. Class B	404	18,935
PepsiCo, Inc.	1,402	90,163

		335,794

Biotechnology — 0.9%
Amgen, Inc. (a)	1,426	78,544
Biogen Idec, Inc. (a)	297	19,445
Celgene Corp. (a)	499	25,713
Genzyme Corp. (a)	134	9,829
Life Technologies Corp. (a)	172	9,338

		142,869

Building Materials — 0.0%
Masco Corp.	442	5,887

Chemicals — 1.7%
Air Products & Chemicals, Inc.	197	17,188
Airgas, Inc.	99	6,204
CF Industries Holdings, Inc.	99	13,369
The Dow Chemical Co.	1,819	64,538
Eastman Chemical Co.	94	8,729
Ecolab, Inc.	97	4,820
EI du Pont de Nemours & Co.	1,372	69,533
International Flavors & Fragrances, Inc.	99	5,648
Monsanto Co.	318	23,335
PPG Industries, Inc.	297	25,031
Praxair, Inc.	344	32,006
Sigma-Aldrich Corp.	198	12,603

		283,004

Coal — 0.2%
CONSOL Energy, Inc.	99	4,920
Massey Energy Co.	99	6,223
Peabody Energy Corp.	295	18,709

		29,852

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 1.8%
Apollo Group, Inc. Class A (a)	562	$23,194
Automatic Data Processing, Inc.	491	23,519
DeVry, Inc.	153	7,973
Donnelley (R.R.) & Sons Co.	534	9,462
Equifax, Inc.	149	5,322
H&R Block, Inc.	2,942	36,834
Iron Mountain, Inc.	98	2,390
MasterCard, Inc. Class A	107	25,307
McKesson Corp.	394	29,617
Monster Worldwide, Inc. (a)	373	6,210
Moody’s Corp.	697	20,471
Paychex, Inc.	297	9,504
Quanta Services, Inc. (a)	97	2,302
Robert Half International, Inc.	197	6,178
SAIC, Inc. (a)	395	6,545
Total System Services, Inc.	374	6,511
Visa, Inc. Class A	536	37,440
Western Union Co.	1,347	27,317

		286,096

Computers — 6.4%
Apple, Inc. (a)	1,241	421,096
Cognizant Technology Solutions Corp. Class A (a)	195	14,225
Computer Sciences Corp.	443	23,607
Dell, Inc. (a)	3,342	43,981
EMC Corp. (a)	2,533	63,046
Hewlett-Packard Co.	2,684	122,632
International Business Machines Corp.	1,515	245,430
Lexmark International, Inc. Class A (a)	1,027	35,781
NetApp, Inc. (a)	442	24,191
SanDisk Corp. (a)	491	22,277
Teradata Corp. (a)	187	8,039
Western Digital Corp. (a)	600	20,412

		1,044,717

Cosmetics & Personal Care — 1.4%
Avon Products, Inc.	253	7,162
Colgate-Palmolive Co.	294	22,570
The Estee Lauder Cos., Inc. Class A	195	15,698
The Procter & Gamble Co.	2,899	183,014

		228,444

Distribution & Wholesale — 0.2%
Fastenal Co.	99	5,748
Genuine Parts Co.	197	10,195
W.W. Grainger, Inc.	99	13,015

		28,958

Diversified Financial — 5.6%
American Express Co.	1,474	63,942
Ameriprise Financial, Inc.	449	27,681
The Charles Schwab Corp.	297	5,361
Citigroup, Inc. (a)	40,607	195,726

	Number of Shares	Value
CME Group, Inc.	58	$17,897
Discover Financial Services	1,617	33,294
E*TRADE Financial Corp. (a)	98	1,623
Federated Investors, Inc. Class B	198	5,362
Franklin Resources, Inc.	198	23,889
The Goldman Sachs Group, Inc.	786	128,605
IntercontinentalExchange, Inc. (a)	99	11,929
Invesco Ltd.	593	14,671
JP Morgan Chase & Co.	5,795	260,427
Legg Mason, Inc.	626	20,739
Morgan Stanley	1,372	40,337
The NASDAQ OMX Group, Inc. (a)	598	14,639
NYSE Euronext	435	13,837
SLM Corp. (a)	1,523	21,946
T. Rowe Price Group, Inc.	297	19,578

		921,483

Electric — 3.0%
The AES Corp. (a)	652	8,085
Allegheny Energy, Inc.	994	25,625
Ameren Corp.	724	20,540
American Electric Power Co., Inc.	642	22,907
CenterPoint Energy, Inc.	387	6,250
CMS Energy Corp.	823	16,048
Consolidated Edison, Inc.	345	17,219
Constellation Energy Group, Inc.	390	12,578
Dominion Resources, Inc.	733	31,915
DTE Energy Co.	245	11,334
Duke Energy Corp.	1,911	34,169
Edison International	893	32,398
Entergy Corp.	297	21,434
Exelon Corp.	886	37,664
FirstEnergy Corp.	494	19,325
Integrys Energy Group, Inc.	243	11,564
NextEra Energy, Inc.	243	12,991
Northeast Utilities	197	6,485
NRG Energy, Inc. (a)	400	8,300
Pepco Holdings, Inc.	532	9,879
PG&E Corp.	442	20,456
Pinnacle West Capital Corp.	197	8,020
PPL Corp.	595	15,345
Progress Energy, Inc.	197	8,849
Public Service Enterprise Group, Inc.	689	22,344
SCANA Corp.	147	6,214
The Southern Co.	710	26,710
TECO Energy, Inc.	395	7,272
Wisconsin Energy Corp.	99	5,969
Xcel Energy, Inc.	445	10,489

		498,378

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	869	51,167
Molex, Inc.	89	2,327

		53,494

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.3%
Agilent Technologies, Inc. (a)	395	$16,523
Amphenol Corp. Class A	99	5,479
FLIR Systems, Inc. (a)	99	3,073
Jabil Circuit, Inc.	282	5,699
PerkinElmer, Inc.	246	6,293
Waters Corp. (a)	99	7,562

		44,629

Engineering & Construction — 0.1%
Fluor Corp.	197	13,630
Jacobs Engineering Group, Inc. (a)	197	10,120

		23,750

Entertainment — 0.0%
International Game Technology	295	5,065

Environmental Controls — 0.3%
Republic Services, Inc.	563	17,363
Stericycle, Inc. (a)	99	7,770
Waste Management, Inc.	787	29,804

		54,937

Foods — 1.5%
Campbell Soup Co.	97	3,312
ConAgra Foods, Inc.	293	6,543
Dean Foods Co. (a)	1,155	11,723
General Mills, Inc.	288	10,017
H.J. Heinz Co.	493	23,417
The Hershey Co.	298	13,914
Hormel Foods Corp.	198	9,781
The J.M. Smucker Co.	199	12,370
Kellogg Co.	98	4,929
Kraft Foods, Inc. Class A	569	17,394
The Kroger Co.	794	16,992
McCormick & Co., Inc.	98	4,332
Safeway, Inc.	775	16,035
Sara Lee Corp.	1,302	22,095
SUPERVALU, Inc.	1,873	13,654
Sysco Corp.	189	5,507
Tyson Foods, Inc. Class A	2,578	42,408
Whole Foods Market, Inc.	195	10,083

		244,506

Forest Products & Paper — 0.4%
International Paper Co.	725	20,938
MeadWestvaco Corp.	875	25,051
Plum Creek Timber Co., Inc.	143	5,987
Weyerhaeuser Co.	625	14,488

		66,464

Gas — 0.1%
Nicor, Inc.	99	4,996
NiSource, Inc.	385	7,169
Sempra Energy	95	4,947

		17,112

	Number of Shares	Value
Hand & Machine Tools — 0.1%
Snap-on, Inc.	99	$5,607
Stanley Black & Decker, Inc.	124	9,012

		14,619

Health Care – Products — 2.5%
Baxter International, Inc.	791	38,356
Becton, Dickinson & Co.	397	32,931
Boston Scientific Corp. (a)	891	6,219
C.R. Bard, Inc.	99	9,341
CareFusion Corp. (a)	391	10,060
Intuitive Surgical, Inc. (a)	1	323
Johnson & Johnson	3,564	213,020
Medtronic, Inc.	777	29,775
St. Jude Medical, Inc. (a)	299	12,109
Stryker Corp.	494	28,435
Varian Medical Systems, Inc. (a)	199	13,446
Zimmer Holdings, Inc. (a)	297	17,571

		411,586

Health Care – Services — 1.5%
Aetna, Inc.	691	22,762
CIGNA Corp.	442	18,573
Coventry Health Care, Inc. (a)	987	29,580
DaVita, Inc. (a)	99	7,311
Humana, Inc. (a)	397	23,014
Laboratory Corporation of America Holdings (a)	98	8,811
Quest Diagnostics, Inc.	97	5,524
Tenet Healthcare Corp. (a)	674	4,482
Thermo Fisher Scientific, Inc. (a)	337	19,300
UnitedHealth Group, Inc.	1,611	66,132
WellPoint, Inc. (a)	579	35,968

		241,457

Holding Company – Diversified — 0.1%
Leucadia National Corp.	297	9,658

Home Builders — 0.1%
D.R. Horton, Inc.	541	6,703
Lennar Corp. Class A	198	3,833
Pulte Group, Inc. (a)	226	1,783

		12,319

Home Furnishing — 0.1%
Harman International Industries, Inc. (a)	99	4,289
Whirlpool Corp.	198	16,929

		21,218

Household Products — 0.3%
Avery Dennison Corp.	239	10,059
The Clorox Co.	95	5,975
Fortune Brands, Inc.	149	9,190
Kimberly-Clark Corp.	290	18,772

		43,996

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Housewares — 0.0%
Newell Rubbermaid, Inc.	391	$7,527

Insurance — 4.2%
ACE Ltd.	646	39,787
Aflac, Inc.	628	36,160
The Allstate Corp.	738	22,981
American International Group, Inc. (a)	102	4,116
Aon Corp.	249	11,389
Assurant, Inc.	795	31,188
Berkshire Hathaway, Inc. Class B (a)	1,991	162,764
The Chubb Corp.	633	36,670
Cincinnati Financial Corp.	293	9,388
Genworth Financial, Inc. Class A (a)	189	2,565
The Hartford Financial Services Group, Inc.	990	27,502
Lincoln National Corp.	542	15,631
Loews Corp.	493	19,745
Marsh & McLennan Cos., Inc.	471	13,132
MetLife, Inc.	1,242	56,846
Principal Financial Group, Inc.	593	19,433
The Progressive Corp.	987	19,553
Prudential Financial, Inc.	838	51,545
Torchmark Corp.	490	30,527
The Travelers Cos., Inc.	986	55,472
Unum Group	593	14,789
XL Group PLC	486	11,139

		692,322

Internet — 2.4%
Akamai Technologies, Inc. (a)	97	4,687
Amazon.com, Inc. (a)	94	15,946
eBay, Inc. (a)	1,265	38,405
Expedia, Inc.	1,009	25,387
F5 Networks, Inc. (a)	100	10,838
Google, Inc. Class A (a)	331	198,719
McAfee, Inc. (a)	232	11,113
Priceline.com, Inc. (a)	63	26,997
Symantec Corp. (a)	1,086	19,125
VeriSign, Inc.	542	18,238
Yahoo!, Inc. (a)	1,411	22,745

		392,200

Iron & Steel — 0.2%
AK Steel Holding Corp.	198	3,148
Allegheny Technologies, Inc.	98	6,389
Cliffs Natural Resources, Inc.	198	16,921
Nucor Corp.	143	6,565
United States Steel Corp.	98	5,652

		38,675

Leisure Time — 0.2%
Carnival Corp.	498	22,266

	Number of Shares	Value
Harley-Davidson, Inc.	394	$15,622

		37,888

Lodging — 0.3%
Marriott International, Inc. Class A	198	7,819
Starwood Hotels & Resorts Worldwide, Inc.	298	17,573
Wyndham Worldwide Corp.	490	13,784
Wynn Resorts Ltd.	99	11,516

		50,692

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	822	79,742
Ingersoll-Rand PLC	400	18,880

		98,622

Machinery – Diversified — 0.9%
Cummins, Inc.	197	20,858
Deere & Co.	535	48,632
Eaton Corp.	281	30,337
Flowserve Corp.	99	12,374
Rockwell Automation, Inc.	197	15,959
Roper Industries, Inc.	199	15,460

		143,620

Manufacturing — 3.8%
3M Co.	557	48,971
Danaher Corp.	692	31,874
Dover Corp.	241	15,448
General Electric Co.	16,282	327,919
Honeywell International, Inc.	986	55,226
Illinois Tool Works, Inc.	353	18,882
ITT Corp.	245	14,435
Leggett & Platt, Inc.	237	5,340
Pall Corp.	198	10,971
Parker Hannifin Corp.	297	26,555
Textron, Inc.	1,265	33,257
Tyco International Ltd.	800	35,864

		624,742

Media — 3.0%
Cablevision Systems Corp. Class A	200	6,770
CBS Corp. Class B	1,086	21,535
Comcast Corp. Class A	3,804	86,541
DIRECTV Class A (a)	1,012	42,899
Discovery Communications, Inc. Series A (a)	200	7,800
Gannett Co., Inc.	1,281	18,882
The McGraw-Hill Cos., Inc.	593	23,115
News Corp. Class A	3,357	50,422
Scripps Networks Interactive Class A	99	4,603
Time Warner Cable, Inc.	538	36,493
Time Warner, Inc.	1,676	52,710
Viacom, Inc. Class B	985	40,927

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Walt Disney Co.	1,619	$62,931
The Washington Post Co. Class B	84	35,981

		491,609

Mining — 1.1%
Alcoa, Inc.	1,881	31,168
Freeport-McMoRan Copper & Gold, Inc.	782	85,043
Newmont Mining Corp.	790	43,505
Titanium Metals Corp. (a)	398	7,502
Vulcan Materials Co.	99	4,214

		171,432

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	833	20,225
Xerox Corp.	2,540	26,975

		47,200

Oil & Gas — 9.6%
Anadarko Petroleum Corp.	453	34,917
Apache Corp.	451	53,831
Cabot Oil & Gas Corp.	99	4,121
Chesapeake Energy Corp.	1,042	30,770
Chevron Corp.	2,954	280,423
ConocoPhillips	2,603	186,010
Denbury Resources, Inc. (a)	99	2,015
Devon Energy Corp.	598	53,037
Diamond Offshore Drilling, Inc.	253	18,143
EOG Resources, Inc.	99	10,533
Exxon Mobil Corp.	6,526	526,518
Helmerich & Payne, Inc.	147	8,633
Hess Corp.	449	37,770
Marathon Oil Corp.	889	40,627
Murphy Oil Corp.	351	23,271
Nabors Industries Ltd. (a)	656	16,006
Newfield Exploration Co. (a)	200	14,634
Noble Corp.	270	10,328
Noble Energy, Inc.	198	18,038
Occidental Petroleum Corp.	1,187	114,759
Pioneer Natural Resources Co.	99	9,421
QEP Resources, Inc.	97	3,942
Range Resources Corp.	99	4,937
Rowan Companies, Inc. (a)	387	13,266
Southwestern Energy Co. (a)	100	3,950
Sunoco, Inc.	383	16,258
Tesoro Corp. (a)	190	3,658
Valero Energy Corp.	1,268	32,157

		1,571,973

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	659	45,148
Cameron International Corp. (a)	295	15,723
FMC Technologies, Inc. (a)	97	9,118
Halliburton Co.	1,463	65,835
National Oilwell Varco, Inc.	778	57,494

	Number of Shares	Value
Schlumberger Ltd.	743	$66,120

		259,438

Packaging & Containers — 0.3%
Ball Corp.	299	21,268
Bemis Co., Inc.	158	5,143
Owens-IIlinois, Inc. (a)	461	13,595
Sealed Air Corp.	430	11,476

		51,482

Pharmaceuticals — 5.2%
Abbott Laboratories	1,868	84,359
Allergan, Inc.	394	27,820
AmerisourceBergen Corp.	684	24,528
Bristol-Myers Squibb Co.	2,431	61,213
Cardinal Health, Inc.	790	32,793
Cephalon, Inc. (a)	792	46,791
DENTSPLY International, Inc.	99	3,513
Eli Lilly & Co.	2,237	77,780
Express Scripts, Inc. (a)	450	25,348
Forest Laboratories, Inc. (a)	1,260	40,648
Gilead Sciences, Inc. (a)	879	33,736
Hospira, Inc. (a)	197	10,880
Mead Johnson Nutrition Co.	198	11,478
Medco Health Solutions, Inc. (a)	499	30,449
Merck & Co., Inc.	3,923	130,126
Mylan, Inc. (a)	494	11,441
Patterson Cos., Inc.	199	6,579
Pfizer, Inc.	9,957	181,417
Watson Pharmaceuticals, Inc. (a)	98	5,343

		846,242

Pipelines — 0.3%
El Paso Corp.	1,328	21,089
ONEOK, Inc.	145	8,539
Spectra Energy Corp.	141	3,698
The Williams Cos., Inc.	489	13,198

		46,524

Real Estate — 0.1%
CB Richard Ellis Group, Inc. Class A (a)	395	8,765

Real Estate Investment Trusts (REITS) — 1.2%
Apartment Investment & Management Co. Class A	513	13,112
AvalonBay Communities, Inc.	102	11,825
Boston Properties, Inc.	144	13,589
Equity Residential	391	21,189
HCP, Inc.	398	14,762
Health Care, Inc.	99	4,859
Host Hotels & Resorts, Inc.	512	9,477
Kimco Realty Corp.	693	12,537
ProLogis	585	8,728
Public Storage	198	21,578
Simon Property Group, Inc.	307	31,145

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ventas, Inc.	198	$10,981
Vornado Realty Trust	202	17,794

		191,576

Retail — 5.9%
Abercrombie & Fitch Co. Class A	94	4,739
AutoNation, Inc. (a)	185	5,311
AutoZone, Inc. (a)	120	30,424
Bed Bath & Beyond, Inc. (a)	294	14,112
Best Buy Co., Inc.	490	16,660
Big Lots, Inc. (a)	141	4,482
CarMax, Inc. (a)	393	12,831
Coach, Inc.	490	26,504
Costco Wholesale Corp.	591	42,457
CVS Caremark Corp.	696	23,803
Darden Restaurants, Inc.	145	6,831
Family Dollar Stores, Inc.	347	14,741
GameStop Corp. Class A (a)	1,864	39,275
The Gap, Inc.	901	17,362
The Home Depot, Inc.	1,790	65,818
J.C. Penney Co., Inc.	284	9,108
Kohl’s Corp. (a)	252	12,797
Limited Brands, Inc.	1,127	32,954
Lowe’s Cos., Inc.	1,774	43,995
Macy’s, Inc.	909	21,043
McDonald’s Corp.	866	63,798
Nordstrom, Inc.	195	8,030
O’Reilly Automotive, Inc. (a)	199	11,309
Polo Ralph Lauren Corp.	98	10,504
RadioShack Corp.	1,447	21,922
Ross Stores, Inc.	240	15,648
Sears Holdings Corp. (a)	99	7,462
Staples, Inc.	586	13,074
Starbucks Corp.	1,274	40,169
Target Corp.	1,286	70,511
Tiffany & Co.	197	11,452
The TJX Cos., Inc.	691	32,747
Wal-Mart Stores, Inc.	2,398	134,456
Walgreen Co.	1,396	56,454
Yum! Brands, Inc.	444	20,761

		963,544

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	739	8,114
People’s United Financial, Inc.	293	3,783

		11,897

Semiconductors — 2.7%
Advanced Micro Devices, Inc. (a)	690	5,403
Altera Corp.	727	27,313
Analog Devices, Inc.	545	21,162
Applied Materials, Inc.	1,582	24,822
Broadcom Corp. Class A	337	15,195
Intel Corp.	8,003	171,744

	Number of Shares	Value
KLA-Tencor Corp.	343	$15,119
Linear Technology Corp.	193	6,715
LSI Corp. (a)	2,172	13,445
MEMC Electronic Materials, Inc. (a)	198	2,196
Microchip Technology, Inc.	297	10,832
Micron Technology, Inc. (a)	1,080	11,383
National Semiconductor Corp.	1,013	15,357
Novellus Systems, Inc. (a)	607	21,895
NVIDIA Corp. (a)	86	2,057
Teradyne, Inc. (a)	959	15,996
Texas Instruments, Inc.	1,534	52,018
Xilinx, Inc.	194	6,247

		438,899

Software — 3.8%
Adobe Systems, Inc. (a)	539	17,814
Autodesk, Inc. (a)	397	16,150
BMC Software, Inc. (a)	346	16,504
CA, Inc.	1,062	25,276
Citrix Systems, Inc. (a)	299	18,891
Compuware Corp. (a)	717	7,686
Dun & Bradstreet Corp.	99	8,410
Electronic Arts, Inc. (a)	198	3,087
Fidelity National Information Services, Inc.	400	12,172
Fiserv, Inc. (a)	197	12,169
Intuit, Inc. (a)	380	17,833
Microsoft Corp.	10,470	290,281
Novell, Inc. (a)	394	2,372
Oracle Corp.	4,874	156,114
Red Hat, Inc. (a)	197	8,140
Salesforce.com, Inc. (a)	99	12,785

		625,684

Telecommunications — 4.9%
American Tower Corp. Class A (a)	144	7,324
AT&T, Inc.	7,765	213,693
CenturyLink, Inc.	477	20,625
Cisco Systems, Inc. (a)	5,254	111,122
Corning, Inc.	1,370	30,428
Frontier Communications Corp.	1,197	10,976
Harris Corp.	588	27,366
JDS Uniphase Corp. (a)	389	6,601
Juniper Networks, Inc. (a)	443	16,444
MetroPCS Communications, Inc. (a)	587	7,590
Motorola Mobility Holdings, Inc. (a)	271	7,553
Motorola Solutions, Inc. (a)	622	24,115
QUALCOMM, Inc.	1,657	89,693
Qwest Communications International, Inc.	4,107	29,283
Sprint Nextel Corp. (a)	4,250	19,210
Tellabs, Inc.	2,567	13,605
Verizon Communications, Inc.	4,553	162,178

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Windstream Corp.	433	$5,547

		803,353

Textiles — 0.0%
Cintas Corp.	195	5,472

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	149	6,569
Mattel, Inc.	294	6,962

		13,531

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	97	7,478
CSX Corp.	490	34,594
Expeditors International of Washington, Inc.	97	4,915
FedEx Corp.	295	26,644
Norfolk Southern Corp.	631	38,611
Ryder System, Inc.	207	9,953
Union Pacific Corp.	590	55,832
United Parcel Service, Inc. Class B	1,312	93,965

		271,992

TOTAL COMMON STOCK (Cost $13,410,944)		15,670,572

TOTAL EQUITIES (Cost $13,410,944)		15,670,572

WARRANTS — 0.0%
Insurance — 0.0%
American International Group, Inc. Warrants, Expires 1/19/21, Strike 45.00 (a)	54	791

TOTAL WARRANTS (Cost $926)		791

TOTAL LONG-TERM INVESTMENTS (Cost $13,411,870)		15,671,363

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/11, 0.010%, due 2/01/11 (b)	$121,822	121,822

TOTAL SHORT-TERM INVESTMENTS (Cost $121,822)		121,822

Value

TOTAL INVESTMENTS — 96.6% (Cost $13,533,692) (c)	$15,793,185

Other Assets/(Liabilities) — 3.4%	558,380

NET ASSETS — 100.0%	$16,351,565

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $121,822. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $127,007.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Aerospace & Defense — 0.9%
The Boeing Co.	25,370	$1,762,708

Agriculture — 4.1%
Philip Morris International, Inc.	134,610	7,705,076

Auto Manufacturers — 3.0%
Ford Motor Co. (a)	355,910	5,676,764

Banks — 7.8%
Bank of America Corp.	325,850	4,473,920
State Street Corp.	84,190	3,933,357
Wells Fargo & Co.	192,810	6,250,900

		14,658,177

Beverages — 1.0%
Dr. Pepper Snapple Group, Inc.	52,250	1,851,218

Biotechnology — 1.9%
Celgene Corp. (a)	53,370	2,750,156
Human Genome Sciences, Inc. (a)	34,440	835,514

		3,585,670

Chemicals — 1.6%
Praxair, Inc.	31,970	2,974,489

Computers — 5.5%
Apple, Inc. (a)	25,330	8,594,976
Research In Motion Ltd. (a)	15,710	928,618
Western Digital Corp. (a)	23,210	789,604

		10,313,198

Diversified Financial — 8.0%
CIT Group, Inc. (a)	154,120	7,349,983
Citigroup, Inc. (a)	1,003,530	4,837,015
The Goldman Sachs Group, Inc.	17,710	2,897,710

		15,084,708

Electric — 3.1%
The AES Corp. (a)	474,130	5,879,212

Electronics — 0.2%
Waters Corp. (a)	6,160	470,562

Engineering & Construction — 0.5%
KBR, Inc.	30,410	976,161

Environmental Controls — 1.7%
Republic Services, Inc.	103,450	3,190,398

Foods — 2.9%
General Mills, Inc.	98,810	3,436,612
Sara Lee Corp.	119,360	2,025,539

		5,462,151

Health Care – Products — 0.1%
Intuitive Surgical, Inc. (a)	810	261,557

	Number of Shares	Value
Health Care – Services — 1.9%
WellPoint, Inc. (a)	58,880	$3,657,626

Insurance — 3.7%
Aflac, Inc.	66,150	3,808,917
The Progressive Corp.	157,200	3,114,132

		6,923,049

Internet — 7.3%
Check Point Software Technologies Ltd. (a)	61,230	2,727,796
eBay, Inc. (a)	195,660	5,940,238
Google, Inc. Class A (a)	8,380	5,031,017

		13,699,051

Lodging — 1.7%
Hyatt Hotels Corp. Class A (a)	67,850	3,296,831

Manufacturing — 2.7%
Tyco International Ltd.	114,520	5,133,932

Media — 3.0%
The McGraw-Hill Cos., Inc.	113,840	4,437,483
The Washington Post Co. Class B	2,927	1,253,781

		5,691,264

Metal Fabricate & Hardware — 1.2%
Precision Castparts Corp.	15,770	2,254,952

Oil & Gas — 9.3%
Chevron Corp.	81,780	7,763,376
Noble Energy, Inc.	26,260	2,392,286
Occidental Petroleum Corp.	76,390	7,385,385

		17,541,047

Pharmaceuticals — 7.8%
Abbott Laboratories	70,830	3,198,683
Express Scripts, Inc. (a)	38,280	2,156,312
Mead Johnson Nutrition Co.	50,030	2,900,239
Merck & Co., Inc.	114,840	3,809,243
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	47,450	2,593,143

		14,657,620

Pipelines — 2.2%
Enterprise Products Partners LP	58,930	2,566,991
Plains All American Pipeline LP	25,510	1,669,374

		4,236,365

Retail — 3.9%
AutoZone, Inc. (a)	10,050	2,547,976
McDonald’s Corp.	50,710	3,735,806
The TJX Cos., Inc.	21,050	997,560

		7,281,342

Semiconductors — 1.7%
Marvell Technology Group Ltd. (a)	165,990	3,155,470

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 2.2%
Microsoft Corp.	151,730	$4,206,714

Telecommunications — 4.7%
America Movil SAB de CV, Series L ADR (Mexico)	68,370	3,896,406
QUALCOMM, Inc.	91,890	4,974,006

		8,870,412

Transportation — 3.1%
Norfolk Southern Corp.	7,480	457,701
United Parcel Service, Inc. Class B	75,610	5,415,188

		5,872,889

TOTAL COMMON STOCK (Cost $151,561,168)		186,330,613

TOTAL EQUITIES (Cost $151,561,168)		186,330,613

TOTAL LONG-TERM INVESTMENTS (Cost $151,561,168)		186,330,613

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/11, 0.010%, due 2/01/11 (b)	$3,166,858	3,166,858

TOTAL SHORT-TERM INVESTMENTS (Cost $3,166,858)		3,166,858

TOTAL INVESTMENTS — 100.4% (Cost $154,728,026) (c)		189,497,471

Other Assets/(Liabilities) — (0.4)%		(674,337)

NET ASSETS — 100.0%		$188,823,134

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,166,859. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $3,232,904.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Aerospace & Defense — 2.7%
Goodrich Corp.	98,070	$8,887,103
United Technologies Corp.	76,740	6,238,962

		15,126,065

Apparel — 1.4%
Nike, Inc. Class B	93,090	7,678,063

Automotive & Parts — 0.9%
Johnson Controls, Inc.	123,000	4,721,970

Banks — 2.3%
U.S. Bancorp	187,130	5,052,510
Wells Fargo & Co.	240,500	7,797,010

		12,849,520

Beverages — 1.2%
Brown-Forman Corp. Class B	32,340	2,145,759
The Coca-Cola Co.	39,700	2,495,145
PepsiCo, Inc.	30,670	1,972,388

		6,613,292

Biotechnology — 1.1%
Celgene Corp. (a)	115,999	5,977,428

Chemicals — 2.4%
Ecolab, Inc.	108,680	5,400,309
Praxair, Inc.	85,340	7,940,034

		13,340,343

Commercial Services — 1.0%
Visa, Inc. Class A	81,610	5,700,459

Computers — 7.8%
Apple, Inc. (a)	85,812	29,117,728
Cognizant Technology Solutions Corp. Class A (a)	97,370	7,103,141
International Business Machines Corp.	40,000	6,480,000

		42,700,869

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	89,880	6,900,088

Diversified Financial — 3.4%
BM&F BOVESPA SA	585,610	4,092,718
The Charles Schwab Corp.	147,970	2,670,858
CME Group, Inc.	11,150	3,440,444
IntercontinentalExchange, Inc. (a)	22,020	2,653,190
JP Morgan Chase & Co.	134,400	6,039,936

		18,897,146

Electrical Components & Equipment — 1.8%
Emerson Electric Co.	164,370	9,678,106

	Number of Shares	Value
Electronics — 0.7%
Mettler-Toledo International, Inc. (a)	25,680	$3,831,199

Engineering & Construction — 1.2%
ABB Ltd. (a)	271,996	6,416,674

Foods — 3.6%
Danone SA	32,130	1,933,996
General Mills, Inc.	166,827	5,802,243
Nestle SA	134,012	7,244,109
Unilever NV	167,150	4,942,812

		19,923,160

Health Care – Products — 2.1%
Baxter International, Inc.	122,950	5,961,846
Stryker Corp.	99,190	5,709,376

		11,671,222

Health Care – Services — 1.6%
Thermo Fisher Scientific, Inc. (a)	157,400	9,014,298

Internet — 7.3%
Akamai Technologies, Inc. (a)	130,510	6,306,243
Amazon.com, Inc. (a)	39,488	6,698,744
eBay, Inc. (a)	233,583	7,091,580
Google, Inc. Class A (a)	33,060	19,847,902

		39,944,469

Machinery – Construction & Mining — 3.2%
Caterpillar, Inc.	95,650	9,279,006
Joy Global, Inc.	95,910	8,361,434

		17,640,440

Machinery – Diversified — 0.3%
Deere & Co.	18,630	1,693,467

Manufacturing — 3.0%
Danaher Corp.	149,310	6,877,219
Parker Hannifin Corp.	106,230	9,498,024

		16,375,243

Media — 2.3%
The McGraw-Hill Cos., Inc.	112,620	4,389,928
The Walt Disney Co.	207,120	8,050,754

		12,440,682

Mining — 1.3%
Barrick Gold Corp.	87,810	4,171,853
Freeport-McMoRan Copper & Gold, Inc.	29,100	3,164,625

		7,336,478

Oil & Gas — 6.6%
Chevron Corp.	78,880	7,488,078
ConocoPhillips	144,360	10,315,966
EOG Resources, Inc.	58,890	6,265,307
Occidental Petroleum Corp.	128,213	12,395,633

		36,464,984

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 3.4%
Halliburton Co.	182,560	$8,215,200
Schlumberger Ltd.	115,566	10,284,218

		18,499,418

Pharmaceuticals — 7.7%
Allergan, Inc.	130,832	9,238,048
Bristol-Myers Squibb Co.	246,210	6,199,568
Express Scripts, Inc. (a)	109,150	6,148,419
Medco Health Solutions, Inc. (a)	105,460	6,435,169
Novo Nordisk A/S Class B	75,152	8,487,913
Roche Holding AG	37,396	5,686,393

		42,195,510

Retail — 8.2%
Bed Bath & Beyond, Inc. (a)	119,170	5,720,160
Coach, Inc.	130,880	7,079,299
Costco Wholesale Corp.	108,000	7,758,720
McDonald’s Corp.	112,550	8,291,559
O’Reilly Automotive, Inc. (a)	88,260	5,015,816
Polo Ralph Lauren Corp.	52,401	5,616,339
The TJX Cos., Inc.	123,810	5,867,356

		45,349,249

Semiconductors — 1.7%
Broadcom Corp. Class A	206,488	9,310,544

Software — 4.7%
Intuit, Inc. (a)	106,240	4,985,843
Oracle Corp.	459,950	14,732,198
VMware, Inc. Class A (a)	70,690	6,045,409

		25,763,450

Telecommunications — 10.7%
Cisco Systems, Inc. (a)	538,480	11,388,852
Corning, Inc.	355,070	7,886,105
Juniper Networks, Inc. (a)	293,320	10,888,039
NII Holdings, Inc. (a)	144,886	6,082,314
QUALCOMM, Inc.	414,880	22,457,454

		58,702,764

Transportation — 2.6%
Union Pacific Corp.	77,420	7,326,255
United Parcel Service, Inc. Class B	94,720	6,783,846

		14,110,101

TOTAL COMMON STOCK (Cost $434,781,581)		546,866,701

TOTAL EQUITIES (Cost $434,781,581)		546,866,701

TOTAL LONG-TERM INVESTMENTS (Cost $434,781,581)		546,866,701

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/11, 0.010%, due 2/01/11 (b)	$2,870,338	$2,870,338

TOTAL SHORT-TERM INVESTMENTS (Cost $2,870,338)		2,870,338

TOTAL INVESTMENTS — 100.0% (Cost $437,651,919) (c)		549,737,039

Other Assets/(Liabilities) — (0.0)%		(149,452)

NET ASSETS — 100.0%		$549,587,587

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $2,870,338. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $2,928,857.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Advertising — 0.3%
Interpublic Group of Companies, Inc. (a)	23,200	$248,009
Omnicom Group, Inc.	7,000	314,160

		562,169

Aerospace & Defense — 2.2%
Alliant Techsystems, Inc. (a)	3,000	227,280
The Boeing Co.	15,283	1,061,863
Goodrich Corp.	860	77,933
Lockheed Martin Corp.	8,555	680,978
Rockwell Collins, Inc.	2,680	171,895
Spirit AeroSystems Holdings, Inc. Class A (a)	700	16,534
TransDigm Group, Inc. (a)	2,000	154,960
United Technologies Corp.	25,735	2,092,256

		4,483,699

Agriculture — 2.1%
Altria Group, Inc.	42,870	1,007,873
Philip Morris International, Inc.	58,478	3,347,281

		4,355,154

Airlines — 0.3%
AMR Corp. (a)	6,600	46,530
Copa Holdings SA Class A	1,200	67,500
Delta Air Lines, Inc. (a)	27,900	325,593
Southwest Airlines Co.	15,663	185,606

		625,229

Apparel — 0.6%
Nike, Inc. Class B	13,897	1,146,225

Auto Manufacturers — 1.4%
Ford Motor Co. (a)	112,537	1,794,965
Navistar International Corp. (a)	3,800	246,430
Oshkosh Corp. (a)	4,700	178,177
Paccar, Inc.	11,500	649,635

		2,869,207

Automotive & Parts — 1.0%
Autoliv, Inc.	3,576	274,637
BorgWarner, Inc. (a)	2,840	191,416
Federal-Mogul Corp. (a)	2,500	58,900
The Goodyear Tire & Rubber Co. (a)	8,900	105,732
Johnson Controls, Inc.	17,648	677,506
Lear Corp. (a)	2,600	274,638
TRW Automotive Holdings Corp. (a)	5,439	324,491
WABCO Holdings, Inc. (a)	2,100	122,640

		2,029,960

	Number of Shares	Value
Banks — 0.1%
Bank of Hawaii Corp.	2,076	$97,302
Northern Trust Corp.	2,070	107,599

		204,901

Beverages — 2.2%
Brown-Forman Corp. Class B	1,725	114,454
The Coca-Cola Co.	41,904	2,633,666
Coca-Cola Enterprises, Inc.	9,000	226,440
Dr. Pepper Snapple Group, Inc.	5,379	190,578
Green Mountain Coffee Roasters, Inc. (a)	300	10,074
Hansen Natural Corp. (a)	1,400	79,296
PepsiCo, Inc.	20,094	1,292,245

		4,546,753

Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc. (a)	1,100	92,202
Celgene Corp. (a)	13,090	674,528
Charles River Laboratories International, Inc. (a)	1,400	53,690
Dendreon Corp. (a)	200	7,008
Genzyme Corp. (a)	2,500	183,375
Human Genome Sciences, Inc. (a)	200	4,852
Illumina, Inc. (a)	2,473	171,478
Life Technologies Corp. (a)	3,145	170,742
Myriad Genetics, Inc. (a)	8,200	163,672
Vertex Pharmaceuticals, Inc. (a)	500	19,445

		1,540,992

Building Materials — 0.3%
Armstrong World Industries, Inc.	8,600	349,246
Eagle Materials, Inc.	700	20,300
Lennox International, Inc.	210	10,319
Martin Marietta Materials, Inc.	1,300	108,550
Masco Corp.	900	11,988
Owens Corning, Inc. (a)	3,100	103,757
USG Corp. (a)	500	8,110

		612,270

Chemicals — 2.4%
Air Products & Chemicals, Inc.	6,830	595,917
Airgas, Inc.	1,800	112,806
Albemarle Corp.	3,500	196,560
Ashland, Inc.	1,743	101,199
Celanese Corp. Series A	4,090	169,694
CF Industries Holdings, Inc.	1,614	217,954
Eastman Chemical Co.	900	83,574
Ecolab, Inc.	1,400	69,566
EI du Pont de Nemours & Co.	10,641	539,286
FMC Corp.	1,211	92,109
International Flavors & Fragrances, Inc.	2,300	131,215
The Lubrizol Corp.	2,500	268,650

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monsanto Co.	7,879	$578,161
The Mosaic Co.	2,800	226,912
PPG Industries, Inc.	1,900	160,132
Praxair, Inc.	8,641	803,959
RPM International, Inc.	3,112	72,914
The Sherwin-Williams Co.	790	66,937
Sigma-Aldrich Corp.	4,470	284,515
The Valspar Corp.	1,200	44,844

		4,816,904

Coal — 0.1%
Alpha Natural Resources, Inc. (a)	892	47,927
Arch Coal, Inc.	2,500	85,625
Walter Energy, Inc.	900	117,243

		250,795

Commercial Services — 3.1%
Aaron’s, Inc.	5,850	112,262
Alliance Data Systems Corp. (a)	1,900	134,406
Apollo Group, Inc. Class A (a)	6,372	262,972
Automatic Data Processing, Inc.	15,780	755,862
Career Education Corp. (a)	9,700	217,668
Corrections Corporation of America (a)	500	12,405
DeVry, Inc.	1,500	78,165
Donnelley (R.R.) & Sons Co.	4,200	74,424
Education Management Corp. (a)	5,200	95,628
Emergency Medical Services Corp. Class A (a)	900	60,750
FTI Consulting, Inc. (a)	1,400	51,058
Gartner, Inc. (a)	2,800	99,176
Genpact Ltd. (a)	200	3,026
Global Payments, Inc.	550	25,982
H&R Block, Inc.	28,087	351,649
Hertz Global Holdings, Inc. (a)	4,300	63,253
Hillenbrand, Inc.	2,000	43,220
Iron Mountain, Inc.	4,600	112,194
ITT Educational Services, Inc. (a)	5,000	329,200
KAR Auction Services, Inc. (a)	10,700	158,788
Lender Processing Services, Inc.	2,400	76,176
MasterCard, Inc. Class A	2,180	515,592
McKesson Corp.	2,900	217,993
Monster Worldwide, Inc. (a)	4,335	72,178
Moody’s Corp.	9,800	287,826
Paychex, Inc.	6,900	220,800
Pharmaceutical Product Development, Inc.	4,900	142,786
Robert Half International, Inc.	500	15,680
SAIC, Inc. (a)	8,400	139,188
Strayer Education, Inc.	300	36,000
Towers Watson & Co. Class A	1,300	70,889
Verisk Analytics, Inc. Class A (a)	2,500	84,575
Visa, Inc. Class A	12,558	877,176
VistaPrint NV (a)	1,000	50,640

	Number of Shares	Value
Weight Watchers International, Inc.	500	$19,400
Western Union Co.	25,242	511,908

		6,380,895

Computers — 12.4%
Accenture PLC Class A	21,351	1,098,936
Apple, Inc. (a)	27,516	9,336,729
Cadence Design Systems, Inc. (a)	17,585	152,638
Cognizant Technology Solutions Corp. Class A (a)	7,114	518,966
Dell, Inc. (a)	68,771	905,026
Diebold, Inc.	1,800	55,188
DST Systems, Inc.	6,233	296,441
EMC Corp. (a)	58,180	1,448,100
Hewlett-Packard Co.	69,992	3,197,935
IHS, Inc. Class A (a)	1,000	81,960
International Business Machines Corp.	37,790	6,121,980
MICROS Systems, Inc. (a)	4,000	182,960
NCR Corp. (a)	6,060	99,384
NetApp, Inc. (a)	8,860	484,908
SanDisk Corp. (a)	9,800	444,626
Seagate Technology PLC (a)	11,880	166,320
Synopsys, Inc. (a)	8,200	222,466
Teradata Corp. (a)	3,500	150,465
Western Digital Corp. (a)	6,299	214,292

		25,179,320

Cosmetics & Personal Care — 0.6%
Alberto-Culver Co.	300	11,175
Avon Products, Inc.	7,112	201,341
Colgate-Palmolive Co.	6,888	528,792
The Estee Lauder Cos., Inc. Class A	3,700	297,850
The Procter & Gamble Co.	4,057	256,118

		1,295,276

Distribution & Wholesale — 0.3%
Fastenal Co.	700	40,642
Fossil, Inc. (a)	1,500	106,575
Ingram Micro, Inc. Class A (a)	4,100	80,934
LKQ Corp. (a)	2,600	62,816
W.W. Grainger, Inc.	1,670	219,555
WESCO International, Inc. (a)	1,070	59,973

		570,495

Diversified Financial — 2.3%
Affiliated Managers Group, Inc. (a)	1,300	132,379
American Express Co.	31,502	1,366,557
Ameriprise Financial, Inc.	4,900	302,085
BlackRock, Inc.	725	143,564
CBOE Holdings, Inc.	3,600	82,836
The Charles Schwab Corp.	10,660	192,413
Eaton Vance Corp.	2,700	81,810
Federated Investors, Inc. Class B	2,780	75,282
Franklin Resources, Inc.	3,870	466,915

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Greenhill & Co., Inc.	400	$27,768
Interactive Brokers Group, Inc. Class A	4,600	74,382
IntercontinentalExchange, Inc. (a)	1,297	156,276
Invesco Ltd.	4,000	98,960
Janus Capital Group, Inc.	3,200	41,312
Lazard Ltd. Class A	2,600	108,472
Morgan Stanley	13,577	399,164
The NASDAQ OMX Group, Inc. (a)	10,583	259,072
NYSE Euronext	1,900	60,439
T. Rowe Price Group, Inc.	6,800	448,256
TD Ameritrade Holding Corp.	5,560	113,535
Waddell & Reed Financial, Inc. Class A	2,000	72,240

		4,703,717

Electric — 0.0%
Calpine Corp. (a)	1,400	19,978
ITC Holdings Corp.	615	40,405

		60,383

Electrical Components & Equipment — 0.8%
AMETEK, Inc.	6,150	250,797
Emerson Electric Co.	21,410	1,260,621
General Cable Corp. (a)	1,426	52,776
Hubbell, Inc. Class B	610	37,356

		1,601,550

Electronics — 0.9%
Agilent Technologies, Inc. (a)	11,116	464,982
Amphenol Corp. Class A	1,606	88,876
Arrow Electronics, Inc. (a)	3,100	117,180
AVX Corp.	5,500	86,240
Dolby Laboratories, Inc. Class A (a)	530	31,641
FLIR Systems, Inc. (a)	1,641	50,937
Garmin Ltd.	3,740	115,304
Gentex Corp.	1,260	40,408
Itron, Inc. (a)	700	40,614
Jabil Circuit, Inc.	4,500	90,945
Mettler-Toledo International, Inc. (a)	630	93,990
National Instruments Corp.	2,000	84,620
PerkinElmer, Inc.	1,870	47,835
Thomas & Betts Corp. (a)	3,700	190,143
Trimble Navigation Ltd. (a)	3,310	152,525
Waters Corp. (a)	2,290	174,933

		1,871,173

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	581	89,811

Engineering & Construction — 0.6%
Aecom Technology Corp. (a)	800	23,416
Chicago Bridge & Iron Co. NV (a)	3,868	127,219
Fluor Corp.	400	27,676
Jacobs Engineering Group, Inc. (a)	2,200	113,014

	Number of Shares	Value
KBR, Inc.	17,500	$561,750
McDermott International, Inc. (a)	11,531	239,614
The Shaw Group, Inc. (a)	1,400	52,878

		1,145,567

Entertainment — 0.2%
DreamWorks Animation SKG, Inc. Class A (a)	2,100	58,947
International Game Technology	5,600	96,152
International Speedway Corp. Class A	200	5,786
Regal Entertainment Group Class A	11,970	145,555

		306,440

Environmental Controls — 0.2%
Nalco Holding Co.	3,800	115,748
Republic Services, Inc.	3,400	104,856
Stericycle, Inc. (a)	1,430	112,241
Waste Connections, Inc.	1,900	55,043

		387,888

Foods — 0.8%
Campbell Soup Co.	1,400	47,796
ConAgra Foods, Inc.	1,400	31,262
Flowers Foods, Inc.	1,000	25,230
General Mills, Inc.	4,560	158,597
H.J. Heinz Co.	3,940	187,150
The Hershey Co.	3,300	154,077
Kellogg Co.	1,540	77,462
The Kroger Co.	8,560	183,184
McCormick & Co., Inc.	2,200	97,240
Sara Lee Corp.	18,301	310,568
Sysco Corp.	5,900	171,926
Whole Foods Market, Inc.	3,500	180,985

		1,625,477

Forest Products & Paper — 0.3%
International Paper Co.	12,900	372,552
Plum Creek Timber Co., Inc.	783	32,784
Rayonier, Inc.	1,110	65,723
Temple-Inland, Inc.	1,367	32,795

		503,854

Hand & Machine Tools — 0.1%
Kennametal, Inc.	2,391	97,075
Lincoln Electric Holdings, Inc.	1,300	88,036
Regal-Beloit Corp.	600	40,044

		225,155

Health Care – Products — 3.2%
Alcon, Inc.	900	146,574
Alere, Inc. (a)	300	11,751
Baxter International, Inc.	16,520	801,055
Becton, Dickinson & Co.	7,470	619,636
C.R. Bard, Inc.	2,975	280,691
CareFusion Corp. (a)	2,800	72,044
The Cooper Cos., Inc.	1,808	103,671

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Covidien PLC	13,911	$660,355
Edwards Lifesciences Corp. (a)	540	45,517
Gen-Probe, Inc. (a)	900	56,601
Henry Schein, Inc. (a)	1,390	91,267
Hill-Rom Holdings, Inc.	3,782	153,057
IDEXX Laboratories, Inc. (a)	680	48,756
Intuitive Surgical, Inc. (a)	356	114,956
Johnson & Johnson	14,180	847,539
Kinetic Concepts, Inc. (a)	2,320	107,022
Medtronic, Inc.	21,090	808,169
ResMed, Inc. (a)	4,400	138,556
St. Jude Medical, Inc. (a)	9,640	390,420
Stryker Corp.	10,100	581,356
Techne Corp.	320	22,064
Thoratec Corp. (a)	3,400	80,206
Varian Medical Systems, Inc. (a)	4,000	270,280

		6,451,543

Health Care – Services — 0.7%
Community Health Systems, Inc. (a)	6,541	229,720
DaVita, Inc. (a)	2,826	208,700
Health Management Associates, Inc. Class A (a)	30,300	275,730
Laboratory Corporation of America Holdings (a)	3,410	306,593
Lincare Holdings, Inc.	3,975	107,524
Mednax, Inc. (a)	970	64,165
Quest Diagnostics, Inc.	3,699	210,658
Tenet Healthcare Corp. (a)	5,900	39,235
Universal Health Services, Inc. Class B	100	4,210

		1,446,535

Home Builders — 0.0%
NVR, Inc. (a)	49	37,485
Thor Industries, Inc.	900	33,444

		70,929

Home Furnishing — 0.2%
Harman International Industries, Inc. (a)	800	34,656
Tempur-Pedic International, Inc. (a)	1,900	82,916
Whirlpool Corp.	2,600	222,300

		339,872

Household Products — 0.4%
Avery Dennison Corp.	1,700	71,553
Church & Dwight Co., Inc.	1,630	112,160
The Clorox Co.	1,149	72,261
Fortune Brands, Inc.	500	30,840
Kimberly-Clark Corp.	4,870	315,235
The Scotts Miracle-Gro Co. Class A	1,700	87,839
Tupperware Brands Corp.	1,700	77,775

		767,663

	Number of Shares	Value
Housewares — 0.2%
The Toro Co.	5,040	$306,533

Insurance — 1.6%
ACE Ltd.	2,609	160,688
Aflac, Inc.	13,152	757,292
Arch Capital Group Ltd. (a)	2,895	255,484
Arthur J. Gallagher & Co.	800	23,744
Axis Capital Holdings Ltd.	10,200	362,916
Brown & Brown, Inc.	2,600	64,376
Endurance Specialty Holdings Ltd.	6,235	289,865
Erie Indemnity Co. Class A	1,090	72,398
Genworth Financial, Inc. Class A (a)	2,500	33,925
The Hartford Financial Services Group, Inc.	8,700	241,686
Marsh & McLennan Cos., Inc.	7,200	200,736
MetLife, Inc.	5,700	260,889
The Travelers Cos., Inc.	5,500	309,430
Validus Holdings Ltd.	8,538	259,555

		3,292,984

Internet — 4.1%
Akamai Technologies, Inc. (a)	3,000	144,960
Amazon.com, Inc. (a)	3,640	617,490
eBay, Inc. (a)	12,630	383,447
Equinix, Inc. (a)	100	8,842
Expedia, Inc.	10,499	264,155
F5 Networks, Inc. (a)	2,200	238,436
Google, Inc. Class A (a)	8,041	4,827,495
IAC/InterActiveCorp (a)	6,474	183,149
McAfee, Inc. (a)	5,230	250,517
Netflix, Inc. (a)	400	85,632
Priceline.com, Inc. (a)	1,251	536,078
Symantec Corp. (a)	11,100	195,471
VeriSign, Inc.	7,240	243,626
WebMD Health Corp. (a)	2,111	110,363
Yahoo!, Inc. (a)	16,138	260,145

		8,349,806

Iron & Steel — 0.3%
Allegheny Technologies, Inc.	1,250	81,488
Carpenter Technology Corp.	600	24,690
Cliffs Natural Resources, Inc.	3,740	319,620
Nucor Corp.	1,900	87,229
Reliance Steel & Aluminum Co.	300	15,687
Schnitzer Steel Industries, Inc. Class A	1,536	94,771

		623,485

Leisure Time — 0.3%
Carnival Corp.	4,800	214,608
Harley-Davidson, Inc.	6,512	258,201
Royal Caribbean Cruises Ltd. (a)	3,796	170,440
WMS Industries, Inc. (a)	900	37,755

		681,004

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.6%
Las Vegas Sands Corp. (a)	7,400	$344,026
Marriott International, Inc. Class A	5,167	204,045
MGM Resorts International (a)	4,618	68,485
Starwood Hotels & Resorts Worldwide, Inc.	4,700	277,159
Wynn Resorts Ltd.	2,140	248,946

		1,142,661

Machinery – Construction & Mining — 1.1%
Bucyrus International, Inc.	600	54,456
Caterpillar, Inc.	18,308	1,776,059
Joy Global, Inc.	3,700	322,566

		2,153,081

Machinery – Diversified — 1.5%
CNH Global NV (a)	2,507	121,414
Cummins, Inc.	4,760	503,989
Deere & Co.	11,335	1,030,351
Eaton Corp.	1,900	205,124
Flowserve Corp.	540	67,495
Gardner Denver, Inc.	2,500	180,350
Graco, Inc.	1,200	50,976
IDEX Corp.	2,850	113,031
The Manitowoc Co., Inc.	5,800	77,894
Rockwell Automation, Inc.	3,477	281,672
Roper Industries, Inc.	3,450	268,030
Wabtec Corp.	300	16,260
Zebra Technologies Corp. Class A (a)	1,050	40,845

		2,957,431

Manufacturing — 3.7%
3M Co.	14,973	1,316,426
Carlisle Cos., Inc.	100	3,771
Cooper Industries PLC	4,200	257,292
Danaher Corp.	15,428	710,614
Donaldson Co., Inc.	2,000	117,200
Dover Corp.	3,630	232,683
General Electric Co.	94,300	1,899,202
Harsco Corp.	800	25,816
Honeywell International, Inc.	22,260	1,246,782
Illinois Tool Works, Inc.	10,981	587,374
Leggett & Platt, Inc.	2,300	51,819
Pall Corp.	3,700	205,017
Parker Hannifin Corp.	2,600	232,466
Pentair, Inc.	1,600	57,872
SPX Corp.	400	31,352
Teleflex, Inc.	2,731	156,541
Textron, Inc.	11,399	299,680
Tyco International Ltd.	2,300	103,109

		7,535,016

Media — 1.4%
CBS Corp. Class B	7,003	138,869
DIRECTV Class A (a)	24,900	1,055,511

	Number of Shares	Value
Discovery Communications, Inc. Series A (a)	3,100	$120,900
FactSet Research Systems, Inc.	1,445	145,656
John Wiley & Sons, Inc. Class A	1,600	73,520
The McGraw-Hill Cos., Inc.	10,370	404,223
Meredith Corp.	4,234	142,686
News Corp. Class A	17,200	258,344
Scripps Networks Interactive Class A	2,200	102,300
Thomson Reuters Corp.	2,439	97,584
Time Warner, Inc.	8,000	251,600
Viacom, Inc. Class B	3,300	137,115

		2,928,308

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp.	1,200	171,588
The Timken Co.	6,600	310,332
Valmont Industries, Inc.	400	37,176

		519,096

Mining — 1.6%
Alcoa, Inc.	10,300	170,671
Compass Minerals International, Inc.	600	55,122
Freeport-McMoRan Copper & Gold, Inc.	16,193	1,760,989
Newmont Mining Corp.	16,400	903,148
Southern Copper Corp.	4,500	201,690
Titanium Metals Corp. (a)	4,900	92,365

		3,183,985

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	11,502	279,269

Oil & Gas — 7.9%
Atwood Oceanics, Inc. (a)	1,611	65,117
Chevron Corp.	3,600	341,748
Cimarex Energy Co.	3,015	313,952
Concho Resources, Inc. (a)	900	86,625
ConocoPhillips	27,314	1,951,858
Diamond Offshore Drilling, Inc.	1,900	136,249
EOG Resources, Inc.	700	74,473
EQT Corp.	1,100	53,009
EXCO Resources, Inc.	600	12,048
Exxon Mobil Corp.	141,117	11,385,320
Forest Oil Corp. (a)	2,908	112,830
Holly Corp.	3,100	152,117
Marathon Oil Corp.	5,887	269,036
Murphy Oil Corp.	4,265	282,770
Nabors Industries Ltd. (a)	5,895	143,838
Occidental Petroleum Corp.	5,500	531,740
Petrohawk Energy Corp. (a)	200	4,010
Pride International, Inc. (a)	1,000	32,500
Rowan Companies, Inc. (a)	2,148	73,633
SM Energy Co.	1,700	105,672
Ultra Petroleum Corp. (a)	400	19,092
Whiting Petroleum Corp. (a)	275	34,727

		16,182,364

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 2.1%
Baker Hughes, Inc.	3,356	$229,920
Cameron International Corp. (a)	3,480	185,484
Core Laboratories NV	800	73,008
Dresser-Rand Group, Inc. (a)	2,670	122,633
Exterran Holdings, Inc. (a)	2,900	71,949
FMC Technologies, Inc. (a)	275	25,850
Halliburton Co.	27,068	1,218,060
Oil States International, Inc. (a)	500	33,880
Schlumberger Ltd.	22,674	2,017,759
Superior Energy Services, Inc. (a)	1,700	59,704
Weatherford International Ltd. (a)	8,000	189,760

		4,228,007

Packaging & Containers — 0.3%
Ball Corp.	3,345	237,930
Crown Holdings, Inc. (a)	5,600	186,816
Owens-IIlinois, Inc. (a)	5,439	160,396

		585,142

Pharmaceuticals — 4.0%
Abbott Laboratories	45,434	2,051,800
Allergan, Inc.	9,740	687,741
AmerisourceBergen Corp.	9,200	329,912
BioMarin Pharmaceutical, Inc. (a)	4,561	115,941
Cardinal Health, Inc.	7,900	327,929
DENTSPLY International, Inc.	3,550	125,954
Eli Lilly & Co.	11,396	396,239
Express Scripts, Inc. (a)	15,691	883,874
Gilead Sciences, Inc. (a)	23,577	904,885
Herbalife Ltd.	4,240	276,999
Hospira, Inc. (a)	4,070	224,786
Mead Johnson Nutrition Co.	900	52,173
Medco Health Solutions, Inc. (a)	16,420	1,001,948
Mylan, Inc. (a)	7,800	180,648
Omnicare, Inc.	8,578	222,342
Patterson Cos., Inc.	1,500	49,590
Perrigo Co.	1,100	80,014
SXC Health Solutions Corp. (a)	1,400	67,354
United Therapeutics Corp. (a)	545	37,049
VCA Antech, Inc. (a)	1,200	27,504
Warner Chilcott PLC Class A	4,000	95,960

		8,140,642

Pipelines — 0.1%
El Paso Corp.	6,833	108,508
The Williams Cos., Inc.	3,400	91,766

		200,274

Real Estate — 0.1%
CB Richard Ellis Group, Inc. Class A (a)	7,900	175,301
Jones Lang LaSalle, Inc.	1,300	115,232

		290,533

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.7%
Apartment Investment & Management Co. Class A	6,200	$158,472
Digital Realty Trust, Inc.	600	32,640
Equity Residential	1,004	54,407
Essex Property Trust, Inc.	540	62,640
Federal Realty Investment Trust	700	56,301
General Growth Properties, Inc. (a)	6,639	98,324
Public Storage	3,700	403,226
Simon Property Group, Inc.	3,889	394,539
UDR, Inc.	400	9,392
Ventas, Inc.	1,300	72,098
Vornado Realty Trust	650	57,258

		1,399,297

Retail — 10.4%
Abercrombie & Fitch Co. Class A	2,635	132,830
Advance Auto Parts, Inc.	5,540	354,228
Aeropostale, Inc. (a)	3,800	91,656
American Eagle Outfitters, Inc.	16,621	240,340
AutoNation, Inc. (a)	500	14,355
AutoZone, Inc. (a)	1,389	352,153
Bed Bath & Beyond, Inc. (a)	8,000	384,000
Best Buy Co., Inc.	10,800	367,200
Big Lots, Inc. (a)	3,900	123,981
BJ’s Wholesale Club, Inc. (a)	200	8,788
Brinker International, Inc.	14,438	339,726
CarMax, Inc. (a)	6,700	218,755
Chico’s FAS, Inc.	5,800	63,336
Chipotle Mexican Grill, Inc. (a)	700	153,244
Coach, Inc.	11,663	630,852
Copart, Inc. (a)	500	19,625
Costco Wholesale Corp.	13,500	969,840
CVS Caremark Corp.	3,400	116,280
Darden Restaurants, Inc.	4,164	196,166
Dick’s Sporting Goods, Inc. (a)	2,900	104,661
Dollar Tree, Inc. (a)	6,135	310,308
Family Dollar Stores, Inc.	5,762	244,770
The Gap, Inc.	14,554	280,456
Guess?, Inc.	5,300	226,734
Hanesbrands, Inc. (a)	2,300	52,946
The Home Depot, Inc.	49,900	1,834,823
J. Crew Group, Inc. (a)	700	30,394
J.C. Penney Co., Inc.	3,519	112,854
Kohl’s Corp. (a)	5,700	289,446
Limited Brands, Inc.	11,700	342,108
Lowe’s Cos., Inc.	34,200	848,160
Macy’s, Inc.	12,135	280,925
McDonald’s Corp.	24,234	1,785,319
MSC Industrial Direct Co., Inc. Class A	1,300	77,259
Nordstrom, Inc.	4,900	201,782
O’Reilly Automotive, Inc. (a)	4,400	250,052

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Depot, Inc. (a)	700	$3,675
Panera Bread Co. Class A (a)	1,000	95,560
PetSmart, Inc.	4,800	193,152
Phillips-Van Heusen Corp.	2,820	164,603
Polo Ralph Lauren Corp.	2,760	295,817
Ross Stores, Inc.	4,569	297,899
Staples, Inc.	21,600	481,896
Starbucks Corp.	26,200	826,086
Target Corp.	30,145	1,652,850
Tiffany & Co.	4,000	232,520
The TJX Cos., Inc.	15,960	756,344
Tractor Supply Co.	2,000	102,620
Urban Outfitters, Inc. (a)	1,500	50,730
Wal-Mart Stores, Inc.	37,345	2,093,934
Walgreen Co.	28,822	1,165,562
Wendy’s/Arby’s Group, Inc. Class A	13,300	64,239
Williams-Sonoma, Inc.	6,300	202,860
Yum! Brands, Inc.	10,267	480,085

		21,210,784

Savings & Loans — 0.0%
Capitol Federal Financial, Inc.	1,358	16,554
Hudson City Bancorp, Inc.	6,406	70,338

		86,892

Semiconductors — 4.4%
Advanced Micro Devices, Inc. (a)	10,522	82,387
Altera Corp.	11,689	439,156
Analog Devices, Inc.	11,880	461,300
Applied Materials, Inc.	42,100	660,549
Atmel Corp. (a)	21,200	287,048
Avago Technologies Ltd.	2,900	83,259
Broadcom Corp. Class A	10,000	450,900
Cree, Inc. (a)	900	45,441
Cypress Semiconductor Corp. (a)	4,500	97,425
Intel Corp.	127,096	2,727,480
Intersil Corp. Class A	800	12,096
KLA-Tencor Corp.	4,130	182,050
Lam Research Corp. (a)	5,600	279,384
Linear Technology Corp.	4,820	167,688
Marvell Technology Group Ltd. (a)	19,500	370,695
Maxim Integrated Products, Inc.	8,400	216,888
MEMC Electronic Materials, Inc. (a)	1,300	14,417
Microchip Technology, Inc.	5,900	215,173
National Semiconductor Corp.	12,126	183,830
Novellus Systems, Inc. (a)	7,814	281,851
NVIDIA Corp. (a)	1,500	35,880
ON Semiconductor Corp. (a)	10,300	113,815
PMC-Sierra, Inc. (a)	6,785	53,059
QLogic Corp. (a)	13,800	245,778
Rambus, Inc. (a)	3,300	67,617
Rovi Corp. (a)	2,400	148,224
Silicon Laboratories, Inc. (a)	400	17,792

	Number of Shares	Value
Skyworks Solutions, Inc. (a)	3,500	$111,195
Teradyne, Inc. (a)	15,717	262,160
Texas Instruments, Inc.	16,550	561,211
Varian Semiconductor Equipment Associates, Inc. (a)	900	40,005
Xilinx, Inc.	4,510	145,222

		9,060,975

Software — 6.2%
Activision Blizzard, Inc.	18,051	203,796
Adobe Systems, Inc. (a)	12,050	398,253
Allscripts Healthcare Solutions, Inc. (a)	300	6,333
ANSYS, Inc. (a)	2,400	125,880
Autodesk, Inc. (a)	7,950	323,406
BMC Software, Inc. (a)	6,230	297,171
Broadridge Financial Solutions, Inc.	3,560	81,488
CA, Inc.	13,955	332,129
Cerner Corp. (a)	1,245	123,068
Citrix Systems, Inc. (a)	5,700	360,126
Compuware Corp. (a)	9,384	100,596
Dun & Bradstreet Corp.	1,520	129,124
Electronic Arts, Inc. (a)	8,500	132,515
Fiserv, Inc. (a)	2,950	182,222
Informatica Corp. (a)	3,000	139,200
Intuit, Inc. (a)	8,060	378,256
Microsoft Corp.	171,660	4,759,274
MSCI, Inc. Class A (a)	1,200	41,076
Nuance Communications, Inc. (a)	4,300	87,419
Oracle Corp.	116,000	3,715,480
Red Hat, Inc. (a)	5,100	210,732
Salesforce.com, Inc. (a)	1,410	182,087
SEI Investments Co.	6,000	138,900
Solera Holdings, Inc.	1,900	99,427
VMware, Inc. Class A (a)	2,100	179,592

		12,727,550

Telecommunications — 3.9%
Amdocs Ltd. (a)	2,790	81,301
American Tower Corp. Class A (a)	6,570	334,150
Atheros Communications, Inc. (a)	900	40,131
Ciena Corp. (a)	200	4,406
Cisco Systems, Inc. (a)	145,310	3,073,306
Corning, Inc.	5,302	117,757
Crown Castle International Corp. (a)	1,000	42,170
Frontier Communications Corp.	22,059	202,281
Harris Corp.	5,970	277,844
JDS Uniphase Corp. (a)	4,800	81,456
Juniper Networks, Inc. (a)	10,820	401,638
MetroPCS Communications, Inc. (a)	21,415	276,896
NeuStar, Inc. Class A (a)	1,000	26,830
NII Holdings, Inc. (a)	7,700	323,246
Polycom, Inc. (a)	2,400	105,240
QUALCOMM, Inc.	44,190	2,392,005

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SBA Communications Corp. Class A (a)	1,470	$59,976
tw telecom, inc. (a)	5,800	99,470
Windstream Corp.	6,670	85,443

		8,025,546

Textiles — 0.0%
Mohawk Industries, Inc. (a)	600	33,330

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,043	134,166
Mattel, Inc.	3,800	89,984

		224,150

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	2,700	208,143
Con-way, Inc.	2,165	73,653
Expeditors International of Washington, Inc.	3,700	187,479
FedEx Corp.	5,600	505,792
Frontline Ltd.	1,600	41,488
J.B. Hunt Transport Services, Inc.	2,700	110,700
Kansas City Southern (a)	1,400	69,972
Kirby Corp. (a)	240	11,218
Landstar System, Inc.	560	23,201
Ryder System, Inc.	3,500	168,280
Union Pacific Corp.	1,600	151,408
United Continental Holdings, Inc. (a)	13,555	344,297
United Parcel Service, Inc. Class B	21,800	1,561,316
UTI Worldwide, Inc.	2,200	48,180

		3,505,127

Trucking & Leasing — 0.0%
GATX Corp.	2,353	78,237

TOTAL COMMON STOCK (Cost $167,457,937)		202,999,310

TOTAL EQUITIES (Cost $167,457,937)		202,999,310

TOTAL LONG-TERM INVESTMENTS (Cost $167,457,937)		202,999,310

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 01/31/11, 0.010%, due 2/01/11 (b)	$455,342	$455,342

TOTAL SHORT-TERM INVESTMENTS (Cost $455,342)		455,342

TOTAL INVESTMENTS — 99.8% (Cost $167,913,279) (c)		203,454,652

Other Assets/(Liabilities) — 0.2%		328,559

NET ASSETS — 100.0%		$203,783,211

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $455,342. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $467,847.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 95.2%
Aerospace & Defense — 1.1%
Goodrich Corp.	3,579	$324,329

Auto Manufacturers — 0.5%
Navistar International Corp. (a)	2,382	154,473

Automotive & Parts — 3.3%
Lear Corp. (a)	4,780	504,911
WABCO Holdings, Inc. (a)	8,180	477,712

		982,623

Banks — 5.1%
Associated Banc-Corp.	6,030	84,300
Comerica, Inc.	12,050	460,310
Fifth Third Bancorp	30,130	448,033
KeyCorp	42,190	375,491
TCF Financial Corp.	9,530	142,378

		1,510,512

Beverages — 1.0%
Molson Coors Brewing Co. Class B	6,030	282,626

Chemicals — 2.7%
Celanese Corp. Series A	12,000	497,880
Intrepid Potash, Inc. (a)	8,440	305,022

		802,902

Coal — 1.2%
CONSOL Energy, Inc.	7,230	359,331

Commercial Services — 3.1%
AerCap Holdings NV (a)	16,040	239,317
Coinstar, Inc. (a)	4,310	178,391
TeleTech Holdings, Inc. (a)	14,468	309,760
Towers Watson & Co. Class A	3,620	197,398

		924,866

Computers — 0.9%
Seagate Technology PLC (a)	19,890	278,460

Diversified Financial — 3.6%
Affiliated Managers Group, Inc. (a)	3,012	306,712
CIT Group, Inc. (a)	9,640	459,731
Invesco Ltd.	11,940	295,396

		1,061,839

Electric — 6.4%
Cleco Corp.	14,462	452,082
CMS Energy Corp.	31,943	622,889
NV Energy, Inc.	36,160	519,619
Pepco Holdings, Inc.	15,670	290,992

		1,885,582

Electrical Components & Equipment — 3.2%
The Babcock & Wilcox Co. (a)	11,760	343,980
Energizer Holdings, Inc. (a)	3,620	263,319

	Number of Shares	Value
General Cable Corp. (a)	9,510	$351,965

		959,264

Electronics — 2.8%
Agilent Technologies, Inc. (a)	12,053	504,177
Amphenol Corp. Class A	4,817	266,573
Sanmina-SCI Corp. (a)	3,610	54,258

		825,008

Entertainment — 2.0%
Bally Technologies, Inc. (a)	7,140	292,240
Pinnacle Entertainment, Inc. (a)	19,288	290,863

		583,103

Foods — 4.2%
Adecoagro SA (a)	26,040	328,104
Chiquita Brands International, Inc. (a)	18,080	278,793
ConAgra Foods, Inc.	14,460	322,892
The Kroger Co.	14,460	309,444

		1,239,233

Forest Products & Paper — 1.6%
Rock-Tenn Co. Class A	7,200	480,600

Gas — 1.0%
AGL Resources, Inc.	8,440	309,748

Health Care – Services — 4.3%
Aetna, Inc.	10,250	337,635
DaVita, Inc. (a)	3,620	267,337
Humana, Inc. (a)	6,030	349,559
Universal Health Services, Inc. Class B	7,170	301,857

		1,256,388

Household Products — 1.0%
Church & Dwight Co., Inc.	4,490	308,957

Housewares — 1.2%
Newell Rubbermaid, Inc.	18,080	348,040

Insurance — 6.6%
ACE Ltd.	7,233	445,481
Aon Corp.	7,230	330,700
Assurant, Inc.	6,030	236,557
Everest Re Group Ltd.	7,230	609,344
Genworth Financial, Inc. Class A (a)	24,110	327,173

		1,949,255

Investment Companies — 0.8%
Fifth Street Finance Corp.	18,080	238,294

Iron & Steel — 1.6%
Allegheny Technologies, Inc.	7,150	466,108

Machinery – Construction & Mining — 1.5%
Ingersoll-Rand PLC	9,580	452,176

Machinery – Diversified — 0.8%
AGCO Corp. (a)	4,720	239,304

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 0.8%
Cooper Industries PLC	3,620	$221,761

Media — 1.0%
Cablevision Systems Corp. Class A	8,440	285,694

Oil & Gas — 7.8%
Bill Barrett Corp. (a)	11,450	469,221
Ensco PLC Sponsored ADR (United Kingdom)	6,510	353,754
EQT Corp.	6,670	321,427
Nabors Industries Ltd. (a)	14,850	362,340
Noble Energy, Inc.	5,100	464,610
Plains Exploration & Production Co. (a)	9,040	320,016

		2,291,368

Oil & Gas Services — 1.0%
Tidewater, Inc.	4,780	284,362

Packaging & Containers — 1.0%
Owens-IIlinois, Inc. (a)	9,640	284,284

Pharmaceuticals — 2.2%
Hospira, Inc. (a)	8,440	466,141
Valeant Pharmaceuticals International, Inc.	4,810	175,709

		641,850

Real Estate Investment Trusts (REITS) — 3.6%
BioMed Realty Trust, Inc.	17,966	320,693
General Growth Properties, Inc. (a)	6,283	93,051
Health Care REIT, Inc.	2,410	118,283
ProLogis	24,110	359,721
Starwood Property Trust, Inc.	7,230	162,748

		1,054,496

Retail — 4.2%
Bed Bath & Beyond, Inc. (a)	6,030	289,440
Brinker International, Inc.	10,850	255,300
The Children’s Place Retail Store, Inc. (a)	4,820	201,910
Phillips-Van Heusen Corp.	6,030	351,971
The Talbots, Inc. (a)	24,110	131,641

		1,230,262

Savings & Loans — 0.9%
NewAlliance Bancshares, Inc.	18,077	270,251

Semiconductors — 2.5%
Avago Technologies Ltd.	6,030	173,121
Lam Research Corp. (a)	6,030	300,837
Marvell Technology Group Ltd. (a)	14,460	274,885

		748,843

Software — 1.5%
Aspen Technology, Inc. (a)	12,050	170,508
Electronic Arts, Inc. (a)	18,078	281,836

		452,344

	Number of Shares	Value
Telecommunications — 2.7%
Harris Corp.	10,850	$504,959
NII Holdings, Inc. (a)	7,230	303,515

		808,474

Textiles — 1.1%
Mohawk Industries, Inc. (a)	6,030	334,966

Toys, Games & Hobbies — 1.5%
Mattel, Inc.	19,120	452,762

Transportation — 1.9%
J.B. Hunt Transport Services, Inc.	5,950	243,950
United Continental Holdings, Inc. (a)	11,960	303,784

		547,734

TOTAL COMMON STOCK (Cost $23,334,463)		28,132,472

TOTAL EQUITIES (Cost $23,334,463)		28,132,472

TOTAL LONG-TERM INVESTMENTS (Cost $23,334,463)		28,132,472

	Principal Amount
SHORT-TERM INVESTMENTS — 4.6%
Repurchase Agreement — 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/11, 0.010%, due 2/01/11 (b)	$1,370,300	1,370,300

TOTAL SHORT-TERM INVESTMENTS (Cost $1,370,300)		1,370,300

TOTAL INVESTMENTS — 99.8% (Cost $24,704,763) (c)		29,502,772

Other Assets/(Liabilities) — 0.2%		48,824

NET ASSETS — 100.0%		$29,551,596

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,370,300. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $1,400,925.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Advertising — 0.1%
APAC Customer Services, Inc. (a)	2,450	$13,499
China MediaExpress Holdings, Inc. (a)	3,670	65,473
Harte-Hanks, Inc.	65	811

		79,783

Aerospace & Defense — 1.6%
BE Aerospace, Inc. (a)	16,189	626,352
Cubic Corp.	2,657	129,529
Ducommun, Inc.	1,220	26,791
Esterline Technologies Corp. (a)	70	4,983
GenCorp, Inc. (a)	14,730	75,565
LMI Aerospace, Inc. (a)	380	7,116
Spirit AeroSystems Holdings, Inc. Class A (a)	12,710	300,210
Teledyne Technologies, Inc. (a)	840	39,740

		1,210,286

Airlines — 0.8%
Alaska Air Group, Inc. (a)	2,510	148,693
Copa Holdings SA Class A	430	24,188
Hawaiian Holdings, Inc. (a)	15,334	113,318
JetBlue Airways Corp. (a)	19,170	115,020
Pinnacle Airlines Corp. (a)	2,540	18,313
Republic Airways Holdings, Inc. (a)	9,520	61,118
US Airways Group, Inc. (a)	9,200	91,264

		571,914

Apparel — 0.7%
Ascena Retail Group, Inc. (a)	410	11,115
Carter’s, Inc. (a)	40	1,108
Deckers Outdoor Corp. (a)	920	67,519
Perry Ellis International, Inc. (a)	2,751	77,441
The Timberland Co. Class A (a)	6,269	167,570
True Religion Apparel, Inc. (a)	1,610	33,085
The Warnaco Group, Inc. (a)	2,470	126,168

		484,006

Auto Manufacturers — 0.2%
Oshkosh Corp. (a)	4,180	158,464

Automotive & Parts — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	4,770	68,211
Cooper Tire & Rubber Co.	5,860	133,960
Dana Holding Corp. (a)	23,530	421,657
Federal-Mogul Corp. (a)	1,210	28,508
Fuel Systems Solutions, Inc. (a)	1,860	48,416

		700,752

Banks — 2.1%
Banco Latinoamericano de Comercio Exterior SA	3,279	56,694

	Number of Shares	Value
Banco Macro SA Class B Sponsored ADR (Argentina)	2,716	$125,316
BBVA Banco Frances SA Sponsored ADR (Argentina)	3,460	37,818
CapitalSource, Inc.	13,532	104,467
Cass Information Systems, Inc.	211	7,649
Century Bancorp, Inc. Class A	810	21,821
City Holding Co.	760	26,448
First Midwest Bancorp, Inc.	11,010	128,707
FirstMerit Corp.	12,520	229,366
Grupo Financiero Galicia SA ADR (Argentina) (a)	20	313
IBERIABANK Corp.	7,851	445,309
International Bancshares Corp.	1,610	30,542
National Bankshares, Inc.	610	17,568
Northrim BanCorp, Inc.	1,140	21,478
Synovus Financial Corp.	50,940	134,481
Westamerica Bancorp.	3,580	179,000

		1,566,977

Beverages — 0.1%
Cott Corp. (a)	13,718	110,293

Biotechnology — 0.9%
Bio-Rad Laboratories, Inc. Class A (a)	210	22,865
Cambrex Corp. (a)	6,703	30,566
Harvard Bioscience, Inc. (a)	4,840	20,618
Human Genome Sciences, Inc. (a)	4,600	111,596
Integra LifeSciences Holdings (a)	7,743	359,120
Myriad Genetics, Inc. (a)	1,410	28,144
PDL BioPharma, Inc.	17,436	86,134

		659,043

Building Materials — 0.7%
Eagle Materials, Inc.	15,701	455,329
Quanex Building Products Corp.	1,570	30,599

		485,928

Chemicals — 1.9%
Arch Chemicals, Inc.	550	19,932
Cytec Industries, Inc.	9,940	542,128
Gulf Resources, Inc. (a)	1,260	12,033
Hawkins, Inc.	2,156	84,666
Innophos Holdings, Inc.	4,526	150,127
Innospec, Inc. (a)	1,240	24,949
KMG Chemicals, Inc.	1,420	24,183
Minerals Technologies, Inc.	2,078	130,955
NewMarket Corp.	786	99,712
OM Group, Inc. (a)	2,000	72,360
Solutia, Inc. (a)	1,600	37,472
Stepan Co.	689	49,966
W.R. Grace & Co. (a)	3,990	141,605
Westlake Chemical Corp.	250	9,680

		1,399,768

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.3%
Cloud Peak Energy, Inc. (a)	6,490	$147,777
James River Coal Co. (a)	2,870	64,532

		212,309

Commercial Services — 5.9%
Advance America Cash Advance Centers, Inc.	13,359	81,757
Avis Budget Group, Inc. (a)	94	1,301
Bridgepoint Education, Inc. (a)	2,130	38,894
Capella Education Co. (a)	9,335	534,429
Career Education Corp. (a)	6,770	151,919
CBIZ, Inc. (a)	13,140	91,586
Chemed Corp.	1,940	120,726
Consolidated Graphics, Inc. (a)	2,390	119,620
Convergys Corp. (a)	6,833	97,302
Corvel Corp. (a)	430	21,706
CPI Corp.	970	19,303
Deluxe Corp.	7,532	184,157
Donnelley (R.R.) & Sons Co.	6,151	108,996
Emergency Medical Services Corp. Class A (a)	885	59,738
Euronet Worldwide, Inc. (a)	510	9,328
Forrester Research, Inc.	140	4,990
FTI Consulting, Inc. (a)	1,210	44,129
Global Cash Access Holdings, Inc. (a)	11,867	36,194
Great Lakes Dredge & Dock Co.	12,230	101,631
Healthspring, Inc. (a)	5,556	168,847
Hillenbrand, Inc.	1,619	34,987
HMS Holdings Corp. (a)	5,160	331,994
ITT Educational Services, Inc. (a)	1,860	122,462
Korn/Ferry International (a)	9,930	232,362
Lincoln Educational Services Corp.	3,950	59,645
MAXIMUS, Inc.	1,860	126,201
Navigant Consulting, Inc. (a)	660	6,725
Net 1 UEPS Technologies, Inc. (a)	8,963	103,612
Pre-Paid Legal Services, Inc. (a)	1,389	91,452
Providence Service Corp. (a)	1,040	14,799
Rent-A-Center, Inc.	5,283	157,117
Robert Half International, Inc.	20,700	649,152
Sotheby’s	30	1,209
Team, Inc. (a)	1,180	30,161
Teekay Offshore Partners LP	2,240	63,190
TeleTech Holdings, Inc. (a)	8,191	175,369
Valassis Communications, Inc. (a)	3,610	109,527

		4,306,517

Computers — 1.9%
CACI International, Inc. Class A (a)	7,910	438,926
DST Systems, Inc.	2,686	127,746
Jack Henry & Associates, Inc.	390	11,528
Manhattan Associates, Inc. (a)	4,795	141,501
MTS Systems Corp.	30	1,122
Netscout Systems, Inc. (a)	60	1,375

	Number of Shares	Value
Rimage Corp. (a)	860	$12,238
Spansion, Inc. (a)	550	10,934
STEC, Inc. (a)	50	1,025
Synaptics, Inc. (a)	5,070	144,292
Syntel, Inc.	270	15,058
Unisys Corp. (a)	1,428	40,455
Western Digital Corp. (a)	13,010	442,600

		1,388,800

Cosmetics & Personal Care — 0.0%
Inter Parfums, Inc.	780	13,915

Distribution & Wholesale — 1.3%
Brightpoint, Inc. (a)	1,840	16,698
Core-Mark Holding Co., Inc. (a)	210	7,106
Fossil, Inc. (a)	8,473	602,007
Owens & Minor, Inc.	430	12,698
Pool Corp.	12,986	316,599

		955,108

Diversified Financial — 1.9%
Calamos Asset Management, Inc. Class A	1,530	23,531
Credit Acceptance Corp. (a)	1,370	77,474
Encore Capital Group, Inc. (a)	3,060	69,615
Federal Agricultural Mortgage Corp. Class C	130	2,007
Federated Investors, Inc. Class B	3,840	103,987
Investment Technology Group, Inc. (a)	29	534
Janus Capital Group, Inc.	8,050	103,926
MF Global Holdings Ltd. (a)	43,331	358,781
National Financial Partners Corp. (a)	3,140	39,815
Nelnet, Inc. Class A	5,916	132,637
Oppenheimer Holdings, Inc. Class A	240	6,264
Stifel Financial Corp. (a)	4,005	256,961
Waddell & Reed Financial, Inc. Class A	1,060	38,287
World Acceptance Corp. (a)	2,736	153,654

		1,367,473

Electric — 2.3%
The AES Corp. (a)	63,880	792,112
Cia Paranaense de Energia Sponsored ADR (Brazil)	6,077	155,510
El Paso Electric Co. (a)	4,047	109,067
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	2,440	30,378
Integrys Energy Group, Inc.	1,790	85,186
UIL Holdings Corp.	40	1,208
Unisource Energy Corp.	2,250	80,573
Westar Energy, Inc.	17,735	452,242

		1,706,276

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 1.4%
Advanced Battery Technologies, Inc. (a)	1,870	$6,975
China Sunergy Co. Ltd. (a)	14,200	62,622
Fushi Copperweld, Inc. (a)	1,580	15,231
Generac Holdings, Inc. (a)	13,750	204,875
Greatbatch, Inc. (a)	12,705	299,203
Hubbell, Inc. Class B	2,480	151,875
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	14,060	97,014
Lihua International, Inc. (a)	3,210	34,315
Littelfuse, Inc.	80	4,102
Powell Industries, Inc. (a)	3,427	129,918
Power-One, Inc. (a)	4,480	47,936

		1,054,066

Electronics — 2.6%
AVX Corp.	8,400	131,712
Brady Corp. Class A	1,290	42,248
Celestica, Inc. (a)	3,150	31,091
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands)	2,968	19,915
Coherent, Inc. (a)	1,520	81,396
Dolby Laboratories, Inc. Class A (a)	4,854	289,784
Imax Corp. (a)	22,950	587,290
Kemet Corp. (a)	3,680	57,408
Multi-Fineline Electronix, Inc. (a)	3,945	114,011
Newport Corp. (a)	400	7,020
Park Electrochemical Corp.	70	2,132
Spectrum Control, Inc. (a)	2,220	29,437
Thomas & Betts Corp. (a)	3,383	173,852
Vishay Intertechnology, Inc. (a)	10,220	168,630
Waters Corp. (a)	2,590	197,850
Watts Water Technologies, Inc. Class A	340	12,230

		1,946,006

Energy – Alternate Sources — 0.3%
Green Plains Renewable Energy, Inc. (a)	490	5,464
GT Solar International, Inc. (a)	16,986	187,610
Solarfun Power Holdings Co. Ltd. Sponsored ADR (Cayman Islands) (a)	6,830	57,918

		250,992

Engineering & Construction — 1.8%
Aecom Technology Corp. (a)	10,410	304,701
Chicago Bridge & Iron Co. NV (a)	4,680	153,925
KBR, Inc.	14,640	469,944
Michael Baker Corp. (a)	1,875	56,925
Sterling Construction Co., Inc. (a)	2,090	26,878
Tutor Perini Corp.	13,051	296,388

		1,308,761

	Number of Shares	Value
Entertainment — 0.7%
Bally Technologies, Inc. (a)	12,222	$500,246
National CineMedia, Inc.	81	1,429
Speedway Motorsports, Inc.	2,777	40,211

		541,886

Environmental Controls — 0.7%
Duoyuan Global Water, Inc. ADR (British Virgin Islands) (a)	1,790	18,884
Waste Connections, Inc.	15,977	462,854

		481,738

Foods — 1.4%
B&G Foods Inc.	860	11,550
Cal-Maine Foods, Inc.	2,566	72,772
Corn Products International, Inc.	3,030	139,774
Flowers Foods, Inc.	550	13,876
Fresh Del Monte Produce, Inc.	1,550	40,997
M&F Worldwide Corp. (a)	2,155	52,000
Nash Finch Co.	1,672	62,984
Overhill Farms, Inc. (a)	2,910	17,344
Seaboard Corp.	35	70,070
Spartan Stores, Inc.	40	580
TreeHouse Foods, Inc. (a)	11,753	562,381
Weis Markets, Inc.	230	9,092

		1,053,420

Forest Products & Paper — 1.1%
Boise, Inc.	11,750	105,633
Buckeye Technologies, Inc.	7,420	186,687
Clearwater Paper Corp. (a)	1,260	99,641
Domtar Corp.	1,710	150,360
KapStone Paper and Packaging Corp. (a)	4,840	82,425
P.H. Glatfelter Co.	5,810	69,894
Rock-Tenn Co. Class A	2,257	150,655

		845,295

Gas — 1.1%
Atmos Energy Corp.	3,955	128,933
Chesapeake Utilities Corp.	460	17,986
Nicor, Inc.	20	1,009
PAA Natural Gas Storage LP	9,100	224,679
Southwest Gas Corp.	4,026	149,928
UGI Corp.	9,190	288,107
Vectren Corp.	420	11,126

		821,768

Hand & Machine Tools — 0.6%
Franklin Electric Co., Inc.	430	17,664
Regal-Beloit Corp.	6,102	407,248

		424,912

Health Care – Products — 2.1%
Atrion Corp.	304	50,969
Bruker Corp. (a)	5,065	88,637

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
China Medical Technologies, Inc. Sponsored ADR (Cayman Islands) (a)	2,510	$30,823
The Cooper Cos., Inc.	1,570	90,024
Cyberonics, Inc. (a)	120	3,930
Dexcom, Inc. (a)	14,310	201,842
Haemonetics Corp. (a)	380	22,549
Hill-Rom Holdings, Inc.	1,387	56,132
ICU Medical, Inc. (a)	740	28,904
Immucor, Inc. (a)	100	1,977
Invacare Corp.	4,579	126,564
Kensey Nash Corp. (a)	2,514	60,839
Kinetic Concepts, Inc. (a)	3,080	142,080
Orthofix International NV (a)	6,176	176,634
PSS World Medical, Inc. (a)	690	16,443
Steris Corp.	3,344	116,438
Utah Medical Products, Inc.	630	17,136
Volcano Corp. (a)	11,152	292,851
Young Innovations, Inc.	700	21,014

		1,545,786

Health Care – Services — 2.6%
Air Methods Corp. (a)	310	15,884
Allied Healthcare International, Inc. (a)	6,210	15,028
Almost Family, Inc. (a)	1,540	51,421
Amedisys, Inc. (a)	2,200	74,998
AMERIGROUP Corp. (a)	2,770	145,065
AmSurg Corp. (a)	6,084	128,190
Continucare Corp. (a)	5,950	24,216
The Ensign Group, Inc.	1,713	41,386
Gentiva Health Services, Inc. (a)	3,582	82,458
Health Management Associates, Inc. Class A (a)	53,127	483,456
HealthSouth Corp. (a)	200	4,524
Healthways, Inc. (a)	740	8,858
ICON PLC Sponsored ADR (Ireland) (a)	2,470	55,007
Kindred Healthcare, Inc. (a)	1,730	32,368
LHC Group, Inc. (a)	4,243	112,864
LifePoint Hospitals, Inc. (a)	3,453	121,545
Lincare Holdings, Inc.	4,487	121,373
Magellan Health Services, Inc. (a)	3,226	156,171
Mednax, Inc. (a)	1,005	66,481
Metropolitan Health Networks, Inc. (a)	8,450	38,701
NovaMed, Inc. (a)	1,383	18,090
Triple-S Management Corp. Class B (a)	3,390	62,579
U.S. Physical Therapy, Inc. (a)	2,519	47,861
Universal Health Services, Inc. Class B	18	758

		1,909,282

	Number of Shares	Value
Household Products — 0.6%
American Greetings Corp. Class A	4,900	$106,477
Central Garden & Pet Co. Class A (a)	10,558	100,090
CSS Industries, Inc.	890	16,340
Ennis, Inc.	3,567	59,319
Helen of Troy Ltd. (a)	1,620	45,474
Kid Brands, Inc. (a)	3,130	28,514
Prestige Brands Holdings, Inc. (a)	8,154	90,020

		446,234

Housewares — 0.4%
National Presto Industries, Inc.	1,142	146,199
The Toro Co.	2,758	167,741

		313,940

Insurance — 6.7%
Allied World Assurance Co. Holdings Ltd.	2,110	127,296
American Equity Investment Life Holding Co.	9,090	115,261
American Safety Insurance Holdings Ltd. (a)	1,190	23,871
AMERISAFE, Inc. (a)	3,427	61,035
Amtrust Financial Services, Inc.	7,113	131,662
Arch Capital Group Ltd. (a)	2,000	176,500
Argo Group International Holdings Ltd.	2,781	99,059
Aspen Insurance Holdings Ltd.	4,310	129,515
Brown & Brown, Inc.	9,460	234,230
Delphi Financial Group, Inc. Class A	800	23,024
EMC Insurance Group, Inc.	840	18,875
Endurance Specialty Holdings Ltd.	3,606	167,643
Enstar Group Ltd. (a)	858	71,017
FBL Financial Group, Inc. Class A	2,800	77,868
First American Financial Corp.	1,220	18,922
Flagstone Reinsurance Holdings SA	6,360	77,974
FPIC Insurance Group, Inc. (a)	2,205	78,851
The Hanover Insurance Group, Inc.	2,520	119,196
Harleysville Group, Inc.	1,500	52,995
Horace Mann Educators Corp.	5,090	87,955
Infinity Property & Casualty Corp.	2,503	149,529
Life Partners Holdings, Inc.	5,573	57,513
Maiden Holdings Ltd.	3,560	28,480
MBIA, Inc. (a)	1,610	17,227
Meadowbrook Insurance Group, Inc.	6,900	65,481
Mercury General Corp.	2,770	117,587
MGIC Investment Corp. (a)	43,930	368,573
Montpelier Re Holdings Ltd.	6,800	134,980
National Interstate Corp.	882	18,540
National Western Life Insurance Co. Class A	209	36,153
The Navigators Group, Inc. (a)	1,090	53,345
OneBeacon Insurance Group Ltd. Class A	3,850	52,938

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Platinum Underwriters Holdings Ltd.	3,317	$146,611
Primerica, Inc.	2,890	69,938
ProAssurance Corp. (a)	2,508	147,144
Protective Life Corp.	5,170	142,537
Radian Group, Inc.	14,290	102,602
RLI Corp.	530	28,551
Safety Insurance Group, Inc.	3,044	144,864
Selective Insurance Group, Inc.	2,290	40,716
StanCorp Financial Group, Inc.	2,777	123,882
Symetra Financial Corp.	7,240	95,785
Torchmark Corp.	4,130	257,299
Unitrin, Inc.	4,940	132,935
Universal American Corp.	5,180	104,584
Validus Holdings Ltd.	4,073	123,819
W.R. Berkley Corp.	8,700	245,775

		4,900,137

Internet — 4.4%
AOL, Inc. (a)	4,950	116,424
Blue Coat Systems, Inc. (a)	30,889	889,912
Check Point Software Technologies Ltd. (a)	12,246	545,559
EarthLink, Inc.	13,832	117,987
eResearch Technology, Inc. (a)	3,802	24,447
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	5,802	40,382
j2 Global Communications, Inc. (a)	18,426	508,558
Nutrisystem, Inc.	650	12,324
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	3,219	74,745
Sohu.com, Inc. (a)	2,070	160,591
TIBCO Software, Inc. (a)	22,498	494,506
United Online, Inc.	14,903	105,364
ValueClick, Inc. (a)	9,919	138,965
Web.com Group, Inc. (a)	706	6,636
Websense, Inc. (a)	1,693	32,438

		3,268,838

Investment Companies — 1.3%
American Capital Ltd. (a)	2,410	19,690
Ares Capital Corp.	33,260	558,435
BlackRock Kelso Capital Corp.	9,260	106,490
Gladstone Capital Corp.	5,393	56,842
Gladstone Investment Corp.	3,750	26,513
Hercules Technology Growth Capital, Inc.	1,504	15,792
MCG Capital Corp.	7,623	51,836
Solar Capital Ltd.	1,650	39,188
TICC Capital Corp.	4,680	57,517
Triangle Capital Corp.	1,120	22,355

		954,658

Leisure Time — 0.2%
Polaris Industries, Inc.	1,506	115,842

	Number of Shares	Value
Machinery – Construction & Mining — 0.3%
Terex Corp. (a)	7,720	$250,360

Machinery – Diversified — 1.8%
Alamo Group, Inc.	970	25,172
Applied Industrial Technologies, Inc.	3,980	126,007
Briggs & Stratton Corp.	5,080	101,448
Duoyuan Printing, Inc. (a)	5,940	13,484
DXP Enterprises, Inc. (a)	1,117	24,328
Gardner Denver, Inc.	6,595	475,763
NACCO Industries, Inc. Class A	290	29,072
Robbins & Myers, Inc.	1,920	79,738
Sauer-Danfoss, Inc. (a)	690	19,769
Twin Disc, Inc.	120	3,908
Wabtec Corp.	7,077	383,573
Zebra Technologies Corp. Class A (a)	910	35,399

		1,317,661

Manufacturing — 1.8%
A.O. Smith Corp.	1,755	75,132
AZZ, Inc.	2,008	80,501
Blount International, Inc. (a)	820	12,308
The Brink’s Co.	2,450	66,150
Ceradyne, Inc. (a)	5,052	178,992
China Yuchai International Ltd.	3,620	102,808
Crane Co.	860	38,193
Eastman Kodak Co. (a)	3,000	10,980
EnPro Industries, Inc. (a)	7,563	313,940
FreightCar America, Inc.	5,718	163,077
GP Strategies Corp. (a)	2,390	23,637
Koppers Holdings, Inc.	1,174	45,176
Sturm, Ruger & Co., Inc.	6,302	93,963
Teleflex, Inc.	340	19,489
Tredegar Corp.	4,247	79,461
Trimas Corp. (a)	310	5,902

		1,309,709

Media — 1.8%
Dex One Corp. (a)	1,910	10,505
The Dolan Co. (a)	7,070	96,930
FactSet Research Systems, Inc.	6,378	642,902
Gannett Co., Inc.	9,405	138,630
John Wiley & Sons, Inc. Class A	1,079	49,580
Journal Communications, Inc. Class A (a)	4,130	19,824
Lee Enterprises, Inc. (a)	10,700	30,816
The McClatchy Co. Class A (a)	7,050	35,955
Meredith Corp.	1,250	42,125
Scholastic Corp.	4,180	124,271
Sinclair Broadcast Group, Inc. Class A	11,796	103,451

		1,294,989

Metal Fabricate & Hardware — 0.2%
L.B. Foster Co. Class A (a)	120	4,770
The Timken Co.	3,410	160,338

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Valmont Industries, Inc.	10	$930

		166,038

Mining — 0.8%
Compass Minerals International, Inc.	6,500	597,155
Contango ORE, Inc. (a)	94	893
Redcorp Ventures Ltd. (b)	89,600	-

		598,048

Oil & Gas — 2.3%
Atwood Oceanics, Inc. (a)	3,310	133,790
Bill Barrett Corp. (a)	3,110	127,448
Callon Petroleum Co. (a)	5,260	45,815
Contango Oil & Gas Co. (a)	880	51,040
CVR Energy, Inc. (a)	4,668	80,850
Dominion Resources Black Warrior Trust	1,230	19,274
Gran Tierra Energy, Inc. (a)	9,610	86,778
Holly Corp.	10,402	510,426
Pengrowth Energy Corp.	10,270	130,326
Petrobras Argentina SA ADR (Argentina)	1,060	28,037
PetroQuest Energy, Inc. (a)	7,430	58,251
Precision Drilling Corp. (a)	11,620	122,126
PrimeEnergy Corp. (a)	460	9,807
Stone Energy Corp. (a)	5,870	136,478
VAALCO Energy, Inc. (a)	5,200	37,856
W&T Offshore, Inc.	3,870	78,755

		1,657,057

Oil & Gas Services — 1.2%
Bolt Technology Corp. (a)	1,664	23,662
Cal Dive International, Inc. (a)	6,051	37,153
Cie Generale de Geophysique – Veritas Sponsored ADR (France) (a)	2,310	70,339
Complete Production Services, Inc. (a)	3,890	108,687
Hornbeck Offshore Services, Inc. (a)	610	14,481
North American Energy Partners, Inc. (a)	120	1,439
Oil States International, Inc. (a)	2,846	192,845
SEACOR Holdings, Inc.	830	87,723
Subsea 7 SA Sponsored ADR (Luxembourg)	7,530	184,485
Superior Energy Services, Inc. (a)	3,530	123,974
TETRA Technologies, Inc. (a)	4,310	48,918
TGC Industries, Inc. (a)	1,925	8,836

		902,542

Packaging & Containers — 0.9%
Packaging Corporation of America	22,376	632,122
Silgan Holdings, Inc.	230	8,586

		640,708

Pharmaceuticals — 3.7%
China Sky One Medical, Inc. (a)	1,380	7,286
Cubist Pharmaceuticals, Inc. (a)	5,181	113,671

	Number of Shares	Value
Endo Pharmaceuticals Holdings, Inc. (a)	4,186	$139,059
Herbalife Ltd.	2,216	144,771
Hi-Tech Pharmacal Co., Inc. (a)	1,970	44,955
Impax Laboratories, Inc. (a)	5,470	127,014
Medicis Pharmaceutical Corp. Class A	4,586	116,622
Par Pharmaceutical Cos., Inc. (a)	3,480	124,306
Perrigo Co.	7,579	551,297
PharMerica Corp. (a)	1,470	16,626
Questcor Pharmaceuticals, Inc. (a)	11,053	170,879
Salix Pharmaceuticals Ltd. (a)	12,630	517,451
Sirona Dental Systems, Inc. (a)	2,936	128,626
SXC Health Solutions Corp. (a)	6,470	311,272
Targacept, Inc. (a)	190	4,894
Valeant Pharmaceuticals International, Inc.	1,600	58,448
ViroPharma, Inc. (a)	6,530	107,092

		2,684,269

Pipelines — 0.6%
MarkWest Energy Partners, LP	10,554	459,838

Real Estate Investment Trusts (REITS) — 7.1%
Associated Estates Realty Corp.	1,730	25,621
Brandywine Realty Trust	21,250	246,500
BRE Properties, Inc.	2,780	124,127
Campus Crest Communities, Inc.	14,420	190,344
CBL & Associates Properties, Inc.	8,320	141,939
Chatham Lodging Trust	4,710	77,903
Colonial Properties Trust	950	18,231
Digital Realty Trust, Inc.	17,042	927,085
Entertainment Properties Trust	850	39,126
Essex Property Trust, Inc.	1,100	127,600
Extra Space Storage, Inc.	6,410	123,264
Getty Realty Corp.	360	10,454
Hatteras Financial Corp.	17,955	513,154
Home Properties, Inc.	2,220	123,610
LaSalle Hotel Properties	14,930	414,606
Mid-America Apartment Communities, Inc.	9,005	574,069
Pebblebrook Hotel Trust	2,040	41,942
PS Business Parks, Inc.	1,380	80,330
Sabra Health Care REIT, Inc.	1,126	20,955
Saul Centers, Inc.	20	947
Sovran Self Storage, Inc.	50	1,922
Starwood Property Trust, Inc.	18,072	406,801
Strategic Hotels & Resorts, Inc. (a)	37,600	207,176
Tanger Factory Outlet Centers, Inc.	21,622	564,550
Taubman Centers, Inc.	2,530	132,445
U-Store-It Trust	8,500	82,110
Urstadt Biddle Properties, Inc. Class A	400	7,764

		5,224,575

Retail — 6.2%
Aeropostale, Inc. (a)	5,015	120,962

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AFC Enterprises, Inc (a)	2,636	$39,276
AnnTaylor Stores Corp. (a)	660	14,599
Big Lots, Inc. (a)	3,987	126,747
Bob Evans Farms, Inc.	820	25,814
The Bon-Ton Stores, Inc. (a)	180	1,996
Books-A-Million, Inc.	1,810	10,299
Brinker International, Inc.	6,090	143,298
Cash America International, Inc.	4,198	168,886
The Cato Corp. Class A	5,869	143,438
CEC Entertainment, Inc. (a)	3,972	146,765
The Children’s Place Retail Store, Inc. (a)	12,782	535,438
Collective Brands, Inc. (a)	1,410	28,708
Cracker Barrel Old Country Store, Inc.	9,830	506,048
Dillard’s, Inc. Class A	4,730	187,876
DSW, Inc. Class A (a)	3,300	109,857
Express, Inc.	2,790	48,546
EZCORP, Inc. Class A (a)	6,380	171,622
The Finish Line, Inc. Class A	7,465	114,886
First Cash Financial Services, Inc. (a)	5,207	171,779
Insight Enterprises, Inc. (a)	6,854	95,408
Jos. A. Bank Clothiers, Inc. (a)	2,218	94,775
Kirkland’s, Inc. (a)	7,323	96,993
The Men’s Wearhouse, Inc.	1,380	36,170
Nu Skin Enterprises, Inc. Class A	1,060	31,885
Papa John’s International, Inc. (a)	4,723	135,550
Phillips-Van Heusen Corp.	8,900	519,493
Retail Ventures, Inc. (a)	1,680	25,334
Ruby Tuesday, Inc. (a)	170	2,292
Select Comfort Corp. (a)	6,000	60,960
Signet Jewelers Ltd. (a)	3,709	157,558
Stage Stores, Inc.	1,737	26,923
Tractor Supply Co.	9,576	491,345

		4,591,526

Savings & Loans — 1.2%
BankUnited, Inc. (a)	7,700	215,600
BofI Holding, Inc. (a)	1,160	17,527
First Defiance Financial Corp. (a)	2,268	29,688
First Niagara Financial Group, Inc.	29,048	403,186
People’s United Financial, Inc.	17,270	222,956
ViewPoint Financial Group	1,330	16,858

		905,815

Semiconductors — 4.5%
Amkor Technology, Inc. (a)	7,940	64,632
ASM International NV (a)	810	29,476
ATMI, Inc. (a)	1,540	31,724
Cabot Microelectronics Corp. (a)	1,920	86,611
Cypress Semiconductor Corp. (a)	900	19,485
Entegris, Inc. (a)	2,360	18,054
Fairchild Semiconductor International, Inc. (a)	11,420	203,276

	Number of Shares	Value
Himax Technologies, Inc. ADR (Cayman Islands)	15,608	$39,332
Integrated Device Technology, Inc. (a)	190	1,212
Kulicke & Soffa Industries, Inc. (a)	6,450	62,888
Lattice Semiconductor Corp. (a)	15,630	97,375
Micrel, Inc.	8,412	112,637
Microsemi Corp. (a)	90	2,024
Netlogic Microsystems, Inc. (a)	13,278	462,871
ON Semiconductor Corp. (a)	3,400	37,570
Photronics, Inc. (a)	2,750	18,123
PMC-Sierra, Inc. (a)	5,560	43,479
QLogic Corp. (a)	6,087	108,409
Semtech Corp. (a)	21,317	465,457
Skyworks Solutions, Inc. (a)	15,337	487,256
Standard Microsystems Corp. (a)	360	8,658
Teradyne, Inc. (a)	10,660	177,809
Tessera Technologies, Inc. (a)	3,391	58,732
Varian Semiconductor Equipment Associates, Inc. (a)	11,592	515,264
Veeco Instruments, Inc. (a)	3,160	136,702

		3,289,056

Software — 4.1%
Actuate Corp. (a)	9,669	53,663
Acxiom Corp. (a)	7,030	121,127
Allscripts Healthcare Solutions, Inc. (a)	20,138	425,113
Blackboard, Inc. (a)	6,577	255,582
Broadridge Financial Solutions, Inc.	6,583	150,685
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	3,630	124,763
Compuware Corp. (a)	13,972	149,780
CSG Systems International, Inc. (a)	6,082	118,295
Fair Isaac Corp.	6,101	154,843
Ituran Location and Control Ltd.	1,350	20,885
Lawson Software, Inc. (a)	4,030	37,882
ManTech International Corp. Class A (a)	830	33,370
MicroStrategy, Inc. Class A (a)	1,103	117,315
Monotype Imaging Holdings, Inc. (a)	2,230	25,054
MSCI, Inc. Class A (a)	21,998	752,992
Open Text Corp. (a)	1,830	90,384
Patni Computer Systems Ltd. Sponsored ADR (India)	4,071	81,542
Pervasive Software, Inc. (a)	3,250	18,005
Quest Software, Inc. (a)	6,287	162,330
Satyam Computer Services Ltd. ADR (India) (a)	80	220
Shanda Games Ltd. Sponsored ADR (Cayman Islands) (a)	15,170	90,565

		2,984,395

Telecommunications — 3.1%
Anixter International, Inc.	2,160	136,663

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arris Group, Inc. (a)	10,918	$136,257
Black Box Corp.	1,872	65,876
Cellcom Israel Ltd.	3,280	100,171
Cincinnati Bell, Inc. (a)	20,315	57,898
Comtech Telecommunications Corp.	2,570	72,114
IDT Corp. Class B	1,990	45,830
InterDigital, Inc.	3,970	191,155
Mastec, Inc. (a)	2,580	39,268
NeuStar, Inc. Class A (a)	26,550	712,336
Neutral Tandem, Inc. (a)	840	12,701
Nortel Inversora SA Series B ADR (Argentina) (a)	1,200	38,628
NTELOS Holdings Corp.	2,160	43,545
Plantronics, Inc.	3,770	133,458
Polycom, Inc. (a)	4,820	211,357
RF Micro Devices, Inc. (a)	20,460	137,491
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	3,660	32,428
USA Mobility, Inc.	6,825	116,571

		2,283,747

Textiles — 0.2%
G&K Services, Inc. Class A	1,580	49,501
UniFirst Corp.	1,710	95,350

		144,851

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc. (a)	4,600	79,534

Transportation — 2.7%
Atlas Air Worldwide Holdings, Inc. (a)	2,230	113,306
Diana Containerships, Inc. (a)	259	3,231
Diana Shipping, Inc. (a)	7,944	92,230
Excel Maritime Carriers Ltd. (a)	9,460	42,854
Genesee & Wyoming, Inc. Class A (a)	5,000	258,750
Guangshen Railway Co. Ltd. Sponsored ADR (China)	170	3,471
Heartland Express, Inc.	1,700	27,242
Hub Group, Inc. Class A (a)	13,823	480,764
Old Dominion Freight Line, Inc. (a)	22,969	738,913
Safe Bulkers, Inc.	8,936	75,688
United Continental Holdings, Inc. (a)	5,240	133,096

		1,969,545

Trucking & Leasing — 0.3%
Aircastle Ltd.	5,648	59,982
AMERCO (a)	1,270	115,582
Fly Leasing Ltd. ADR (Bermuda)	1,570	21,242

		196,806

	Number of Shares	Value
Water — 0.4%
Aqua America, Inc.	12,749	$294,757

TOTAL COMMON STOCK (Cost $57,002,500)		72,806,999

TOTAL EQUITIES (Cost $57,002,500)		72,806,999

RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	300	3

TOTAL RIGHTS (Cost $0)		3

TOTAL LONG-TERM INVESTMENTS (Cost $57,002,500)		72,807,002

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/11, 0.010%, due 2/01/11 (c)	$870,698	870,698

TOTAL SHORT-TERM INVESTMENTS (Cost $870,698)		870,698

TOTAL INVESTMENTS — 100.2% (Cost $57,873,198) (d)		73,677,700

Other Assets/(Liabilities) — (0.2)%		(137,327)

NET ASSETS — 100.0%		$73,540,373

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $870,699. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $889,677.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Advertising — 0.1%
APAC Customer Services, Inc. (a)	7,080	$39,011
China MediaExpress Holdings, Inc. (a)	10,420	185,892
Harte-Hanks, Inc.	172	2,145

		227,048

Aerospace & Defense — 1.7%
BE Aerospace, Inc. (a)	48,740	1,885,751
Cubic Corp.	7,750	377,812
Ducommun, Inc.	3,530	77,519
Esterline Technologies Corp. (a)	190	13,524
GenCorp, Inc. (a)	43,010	220,641
LMI Aerospace, Inc. (a)	1,070	20,036
Spirit AeroSystems Holdings, Inc. Class A (a)	38,290	904,410
Teledyne Technologies, Inc. (a)	2,450	115,909

		3,615,602

Airlines — 0.8%
Alaska Air Group, Inc. (a)	7,270	430,675
Copa Holdings SA Class A	1,260	70,875
Hawaiian Holdings, Inc. (a)	44,931	332,040
JetBlue Airways Corp. (a)	55,990	335,940
Pinnacle Airlines Corp. (a)	7,410	53,426
Republic Airways Holdings, Inc. (a)	27,040	173,597
US Airways Group, Inc. (a)	26,930	267,145

		1,663,698

Apparel — 0.6%
Ascena Retail Group, Inc. (a)	1,210	32,803
Carter’s, Inc. (a)	100	2,770
Deckers Outdoor Corp. (a)	2,690	197,419
Perry Ellis International, Inc. (a)	7,980	224,637
The Timberland Co. Class A (a)	18,289	488,865
True Religion Apparel, Inc. (a)	4,730	97,202
The Warnaco Group, Inc. (a)	7,200	367,776

		1,411,472

Auto Manufacturers — 0.2%
Oshkosh Corp. (a)	12,170	461,365

Automotive & Parts — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	13,940	199,342
Cooper Tire & Rubber Co.	16,960	387,705
Dana Holding Corp. (a)	70,850	1,269,632
Federal-Mogul Corp. (a)	3,580	84,345
Fuel Systems Solutions, Inc. (a)	5,400	140,562

		2,081,586

	Number of Shares	Value
Banks — 2.1%
Banco Latinoamericano de Comercio Exterior SA	9,590	$165,811
Banco Macro SA Class B Sponsored ADR (Argentina)	7,900	364,506
BBVA Banco Frances SA Sponsored ADR (Argentina)	9,820	107,333
CapitalSource, Inc.	41,560	320,843
Cass Information Systems, Inc.	590	21,387
Century Bancorp, Inc. Class A	2,340	63,040
City Holding Co.	2,180	75,864
First Midwest Bancorp, Inc.	33,180	387,874
FirstMerit Corp.	37,280	682,970
Grupo Financiero Galicia SA ADR (Argentina) (a)	70	1,095
IBERIABANK Corp.	23,630	1,340,293
International Bancshares Corp.	4,740	89,918
National Bankshares, Inc.	1,810	52,128
Northrim BanCorp, Inc.	3,290	61,984
Synovus Financial Corp.	153,570	405,425
Westamerica Bancorporation	10,790	539,500

		4,679,971

Beverages — 0.1%
Cott Corp. (a)	40,320	324,173

Biotechnology — 0.9%
Bio-Rad Laboratories, Inc. Class A (a)	610	66,417
Cambrex Corp. (a)	19,560	89,194
Harvard Bioscience, Inc. (a)	14,150	60,279
Human Genome Sciences, Inc. (a)	13,850	336,001
Integra LifeSciences Holdings (a)	23,240	1,077,871
Myriad Genetics, Inc. (a)	4,040	80,638
PDL BioPharma, Inc.	50,788	250,893

		1,961,293

Building Materials — 0.7%
Eagle Materials, Inc.	47,290	1,371,410
Quanex Building Products Corp.	4,580	89,264

		1,460,674

Chemicals — 1.9%
Arch Chemicals, Inc.	1,640	59,434
Cytec Industries, Inc.	29,694	1,619,511
Gulf Resources, Inc. (a)	3,680	35,144
Hawkins, Inc.	6,120	240,333
Innophos Holdings, Inc.	13,263	439,934
Innospec, Inc. (a)	3,660	73,639
KMG Chemicals, Inc.	4,180	71,185
Minerals Technologies, Inc.	6,155	387,888
NewMarket Corp.	2,330	295,584
OM Group, Inc. (a)	5,810	210,206
Solutia, Inc. (a)	4,710	110,308
Stepan Co.	2,020	146,490

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
W.R. Grace & Co. (a)	11,700	$415,233
Westlake Chemical Corp.	710	27,491

		4,132,380

Coal — 0.3%
Cloud Peak Energy, Inc. (a)	19,120	435,362
James River Coal Co. (a)	8,290	186,401

		621,763

Commercial Services — 5.8%
Advance America Cash Advance Centers, Inc.	39,000	238,680
Avis Budget Group, Inc. (a)	240	3,322
Bridgepoint Education, Inc. (a)	6,310	115,221
Capella Education Co. (a)	28,140	1,611,015
Career Education Corp. (a)	19,710	442,292
CBIZ, Inc. (a)	38,620	269,181
Chemed Corp.	5,670	352,844
Consolidated Graphics, Inc. (a)	7,010	350,850
Convergys Corp. (a)	19,983	284,558
Corvel Corp. (a)	1,260	63,605
CPI Corp.	2,850	56,715
Deluxe Corp.	21,984	537,509
Donnelley (R.R.) & Sons Co.	17,880	316,834
Emergency Medical Services Corp. Class A (a)	2,560	172,800
Euronet Worldwide, Inc. (a)	1,530	27,984
Forrester Research, Inc.	400	14,256
FTI Consulting, Inc. (a)	3,540	129,104
Global Cash Access Holdings, Inc. (a)	35,136	107,165
Great Lakes Dredge & Dock Co.	35,370	293,925
Healthspring, Inc. (a)	16,101	489,309
Hillenbrand, Inc.	4,760	102,864
HMS Holdings Corp. (a)	15,540	999,844
ITT Educational Services, Inc. (a)	5,260	346,318
Korn/Ferry International (a)	29,880	699,192
Lincoln Educational Services Corp.	11,590	175,009
MAXIMUS, Inc.	5,450	369,782
Navigant Consulting, Inc. (a)	1,930	19,667
Net 1 UEPS Technologies, Inc. (a)	25,490	294,664
Pre-Paid Legal Services, Inc. (a)	4,090	269,286
Providence Service Corp. (a)	3,020	42,975
Rent-A-Center, Inc.	15,510	461,267
Robert Half International, Inc.	62,610	1,963,449
Sotheby’s	70	2,821
Team, Inc. (a)	3,420	87,415
Teekay Offshore Partners LP	6,480	182,801
TeleTech Holdings, Inc. (a)	23,857	510,778
Valassis Communications, Inc. (a)	10,500	318,570

		12,723,871

Computers — 1.9%
CACI International, Inc. Class A (a)	23,810	1,321,217
DST Systems, Inc.	7,793	370,635

	Number of Shares	Value
Jack Henry & Associates, Inc.	1,080	$31,925
Manhattan Associates, Inc. (a)	14,032	414,084
MTS Systems Corp.	70	2,619
Netscout Systems, Inc. (a)	170	3,896
Rimage Corp. (a)	2,400	34,152
Spansion, Inc. (a)	1,570	31,212
STEC, Inc. (a)	130	2,664
Synaptics, Inc. (a)	14,840	422,346
Syntel, Inc.	760	42,385
Unisys Corp. (a)	4,190	118,703
Western Digital Corp. (a)	39,490	1,343,450

		4,139,288

Cosmetics & Personal Care — 0.0%
Inter Parfums, Inc.	2,280	40,675

Distribution & Wholesale — 1.3%
Brightpoint, Inc. (a)	5,270	47,825
Core-Mark Holding Co., Inc. (a)	590	19,965
Fossil, Inc. (a)	25,721	1,827,477
Owens & Minor, Inc.	1,290	38,094
Pool Corp.	39,110	953,502

		2,886,863

Diversified Financial — 1.9%
Calamos Asset Management, Inc. Class A	4,540	69,825
Credit Acceptance Corp. (a)	3,980	225,069
Encore Capital Group, Inc. (a)	9,020	205,205
Federal Agricultural Mortgage Corp. Class C	330	5,095
Federated Investors, Inc. Class B	11,220	303,838
Investment Technology Group, Inc. (a)	70	1,290
Janus Capital Group, Inc.	23,480	303,127
MF Global Holdings Ltd. (a)	130,493	1,080,482
National Financial Partners Corp. (a)	9,230	117,037
Nelnet, Inc. Class A	17,215	385,960
Oppenheimer Holdings, Inc. Class A	670	17,487
Stifel Financial Corp. (a)	12,050	773,128
Waddell & Reed Financial, Inc. Class A	3,120	112,694
World Acceptance Corp. (a)	7,985	448,438

		4,048,675

Electric — 2.3%
The AES Corp. (a)	192,400	2,385,760
Cia Paranaense de Energia Sponsored ADR (Brazil)	17,700	452,943
El Paso Electric Co. (a)	11,810	318,279
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	7,118	88,619
Integrys Energy Group, Inc.	5,230	248,896
UIL Holdings Corp.	100	3,019
Unisource Energy Corp.	6,560	234,914
Westar Energy, Inc.	53,410	1,361,955

		5,094,385

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 1.4%
Advanced Battery Technologies, Inc. (a)	5,380	$20,067
China Sunergy Co. Ltd. (a)	41,550	183,236
Fushi Copperweld, Inc. (a)	4,600	44,344
Generac Holdings, Inc. (a)	41,390	616,711
Greatbatch, Inc. (a)	37,580	885,009
Hubbell, Inc. Class B	7,130	436,641
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	41,080	283,452
Lihua International, Inc. (a)	9,460	101,128
Littelfuse, Inc.	220	11,282
Powell Industries, Inc. (a)	10,018	379,782
Power-One, Inc. (a)	13,090	140,063

		3,101,715

Electronics — 2.7%
AVX Corp.	24,530	384,630
Brady Corp. Class A	3,800	124,450
Celestica, Inc. (a)	9,080	89,620
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands)	8,670	58,176
Coherent, Inc. (a)	4,500	240,975
Dolby Laboratories, Inc. Class A (a)	14,591	871,083
Imax Corp. (a)	69,120	1,768,781
Kemet Corp. (a)	10,660	166,296
Multi-Fineline Electronix, Inc. (a)	11,460	331,194
Newport Corp. (a)	1,180	20,709
Park Electrochemical Corp.	180	5,483
Spectrum Control, Inc. (a)	6,520	86,455
Thomas & Betts Corp. (a)	10,044	516,161
Vishay Intertechnology, Inc. (a)	29,890	493,185
Waters Corp. (a)	7,650	584,383
Watts Water Technologies, Inc. Class A	980	35,251

		5,776,832

Energy – Alternate Sources — 0.3%
Green Plains Renewable Energy, Inc. (a)	1,470	16,391
GT Solar International, Inc. (a)	48,950	540,653
Solarfun Power Holdings Co. Ltd. Sponsored ADR (Cayman Islands) (a)	19,780	167,734

		724,778

Engineering & Construction — 1.8%
Aecom Technology Corp. (a)	31,385	918,639
Chicago Bridge & Iron Co. NV (a)	13,770	452,895
KBR, Inc.	43,950	1,410,795
Michael Baker Corp. (a)	5,475	166,221
Sterling Construction Co., Inc. (a)	6,080	78,189
Tutor Perini Corp.	39,300	892,503

		3,919,242

	Number of Shares	Value
Entertainment — 0.8%
Bally Technologies, Inc. (a)	37,120	$1,519,322
National CineMedia, Inc.	220	3,881
Speedway Motorsports, Inc.	8,180	118,446

		1,641,649

Environmental Controls — 0.7%
Duoyuan Global Water, Inc. ADR (British Virgin Islands) (a)	5,210	54,966
Waste Connections, Inc.	48,130	1,394,326

		1,449,292

Foods — 1.4%
B&G Foods Inc.	2,480	33,306
Cal-Maine Foods, Inc.	7,510	212,984
Corn Products International, Inc.	8,830	407,328
Flowers Foods, Inc.	1,570	39,611
Fresh Del Monte Produce, Inc.	4,580	121,141
M&F Worldwide Corp. (a)	6,352	153,274
Nash Finch Co.	4,890	184,206
Overhill Farms, Inc. (a)	8,490	50,600
Seaboard Corp.	100	200,200
Spartan Stores, Inc.	120	1,739
TreeHouse Foods, Inc. (a)	35,400	1,693,890
Weis Markets, Inc.	670	26,485

		3,124,764

Forest Products & Paper — 1.1%
Boise, Inc.	33,990	305,570
Buckeye Technologies, Inc.	21,610	543,708
Clearwater Paper Corp. (a)	3,680	291,014
Domtar Corp.	5,000	439,650
KapStone Paper and Packaging Corp. (a)	14,170	241,315
P.H. Glatfelter Co.	17,010	204,630
Rock-Tenn Co. Class A	6,566	438,281

		2,464,168

Gas — 1.1%
Atmos Energy Corp.	11,650	379,790
Chesapeake Utilities Corp.	1,380	53,958
Nicor, Inc.	70	3,533
PAA Natural Gas Storage LP	27,400	676,506
Southwest Gas Corp.	11,780	438,687
UGI Corp.	27,430	859,930
Vectren Corp.	1,220	32,318

		2,444,722

Hand & Machine Tools — 0.6%
Franklin Electric Co., Inc.	1,300	53,404
Regal-Beloit Corp.	18,260	1,218,672

		1,272,076

Health Care – Products — 2.1%
Atrion Corp.	920	154,247
Bruker Corp. (a)	14,760	258,300

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
China Medical Technologies, Inc. Sponsored ADR (Cayman Islands) (a)	7,290	$89,521
The Cooper Cos., Inc.	4,590	263,191
Cyberonics, Inc. (a)	310	10,153
Dexcom, Inc. (a)	43,100	607,925
Haemonetics Corp. (a)	1,100	65,274
Hill-Rom Holdings, Inc.	4,093	165,644
ICU Medical, Inc. (a)	2,150	83,979
Immucor, Inc. (a)	270	5,338
Invacare Corp.	13,408	370,597
Kensey Nash Corp. (a)	7,215	174,603
Kinetic Concepts, Inc. (a)	8,986	414,524
Orthofix International NV (a)	18,600	531,960
PSS World Medical, Inc. (a)	1,950	46,469
Steris Corp.	9,820	341,932
Utah Medical Products, Inc.	1,860	50,592
Volcano Corp. (a)	33,620	882,861
Young Innovations, Inc.	2,030	60,941

		4,578,051

Health Care – Services — 2.6%
Air Methods Corp. (a)	890	45,604
Allied Healthcare International, Inc. (a)	18,140	43,899
Almost Family, Inc. (a)	4,590	153,260
Amedisys, Inc. (a)	6,430	219,199
AMERIGROUP Corp. (a)	8,180	428,386
AmSurg Corp. (a)	17,876	376,647
Continucare Corp. (a)	17,380	70,737
The Ensign Group, Inc.	5,030	121,525
Gentiva Health Services, Inc. (a)	10,368	238,671
Health Management Associates, Inc. Class A (a)	157,390	1,432,249
HealthSouth Corp. (a)	550	12,441
Healthways, Inc. (a)	2,165	25,915
ICON PLC Sponsored ADR (Ireland) (a)	7,220	160,789
Kindred Healthcare, Inc. (a)	5,060	94,673
LHC Group, Inc. (a)	12,046	320,424
LifePoint Hospitals, Inc. (a)	10,038	353,338
Lincare Holdings, Inc.	13,094	354,193
Magellan Health Services, Inc. (a)	9,423	456,167
Mednax, Inc. (a)	2,940	194,481
Metropolitan Health Networks, Inc. (a)	24,730	113,263
NovaMed, Inc. (a)	4,093	53,536
Triple-S Management Corp. Class B (a)	9,932	183,345
U.S. Physical Therapy, Inc. (a)	7,340	139,460
Universal Health Services, Inc. Class B	50	2,105

		5,594,307

	Number of Shares	Value
Household Products — 0.6%
American Greetings Corp. Class A	13,940	$302,916
Central Garden & Pet Co. Class A (a)	31,018	294,051
CSS Industries, Inc.	2,610	47,920
Ennis, Inc.	10,358	172,253
Helen of Troy Ltd. (a)	4,800	134,736
Kid Brands, Inc. (a)	9,172	83,557
Prestige Brands Holdings, Inc. (a)	23,180	255,907

		1,291,340

Housewares — 0.4%
National Presto Industries, Inc.	3,271	418,754
The Toro Co.	8,033	488,567

		907,321

Insurance — 6.6%
Allied World Assurance Co. Holdings Ltd.	6,171	372,296
American Equity Investment Life Holding Co.	26,610	337,415
American Safety Insurance Holdings Ltd. (a)	3,490	70,009
AMERISAFE, Inc. (a)	9,833	175,126
Amtrust Financial Services, Inc.	20,232	374,494
Arch Capital Group Ltd. (a)	5,990	528,617
Argo Group International Holdings Ltd.	8,150	290,303
Aspen Insurance Holdings Ltd.	12,750	383,137
Brown & Brown, Inc.	28,260	699,718
Delphi Financial Group, Inc. Class A	2,320	66,770
EMC Insurance Group, Inc.	2,410	54,153
Endurance Specialty Holdings Ltd.	10,324	479,963
Enstar Group Ltd. (a)	2,490	206,097
FBL Financial Group, Inc. Class A	8,250	229,433
First American Financial Corp.	3,550	55,061
Flagstone Reinsurance Holdings SA	18,670	228,894
FPIC Insurance Group, Inc. (a)	6,265	224,036
The Hanover Insurance Group, Inc.	7,380	349,074
Harleysville Group, Inc.	4,431	156,547
Horace Mann Educators Corp.	14,820	256,090
Infinity Property & Casualty Corp.	7,244	432,757
Life Partners Holdings, Inc.	16,330	168,526
Maiden Holdings Ltd.	10,430	83,440
MBIA, Inc. (a)	4,730	50,611
Meadowbrook Insurance Group, Inc.	20,170	191,413
Mercury General Corp.	8,110	344,269
MGIC Investment Corp. (a)	132,290	1,109,913
Montpelier Re Holdings Ltd.	19,860	394,221
National Interstate Corp.	2,560	53,811
National Western Life Insurance Co. Class A	590	102,058
The Navigators Group, Inc. (a)	3,160	154,650
OneBeacon Insurance Group Ltd. Class A	11,270	154,963

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Platinum Underwriters Holdings Ltd.	9,640	$426,088
Primerica, Inc.	8,470	204,974
ProAssurance Corp. (a)	7,291	427,763
Protective Life Corp.	15,100	416,307
Radian Group, Inc.	43,020	308,884
RLI Corp.	1,580	85,115
Safety Insurance Group, Inc.	8,888	422,980
Selective Insurance Group, Inc.	6,690	118,948
StanCorp Financial Group, Inc.	8,084	360,627
Symetra Financial Corp.	21,190	280,344
Torchmark Corp.	12,420	773,766
Unitrin, Inc.	14,400	387,504
Universal American Corp.	14,770	298,206
Validus Holdings Ltd.	11,896	361,638
W.R. Berkley Corp.	25,860	730,545

		14,381,554

Internet — 4.5%
AOL, Inc. (a)	14,520	341,510
Blue Coat Systems, Inc. (a)	93,040	2,680,482
Check Point Software Technologies Ltd. (a)	36,871	1,642,603
EarthLink, Inc.	40,367	344,331
eResearch Technology, Inc. (a)	11,102	71,386
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	16,900	117,624
j2 Global Communications, Inc. (a)	55,015	1,518,414
Nutrisystem, Inc.	1,890	35,834
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	9,410	218,500
Sohu.com, Inc. (a)	6,080	471,686
TIBCO Software, Inc. (a)	67,760	1,489,365
United Online, Inc.	42,383	299,648
ValueClick, Inc. (a)	29,090	407,551
Web.com Group, Inc. (a)	2,000	18,800
Websense, Inc. (a)	4,960	95,034

		9,752,768

Investment Companies — 1.3%
American Capital Ltd. (a)	6,440	52,615
Ares Capital Corp.	100,370	1,685,212
BlackRock Kelso Capital Corp.	27,030	310,845
Gladstone Capital Corp.	15,970	168,324
Gladstone Investment Corp.	10,890	76,992
Hercules Technology Growth Capital, Inc.	4,310	45,255
MCG Capital Corp.	22,240	151,232
Solar Capital Ltd.	4,680	111,150
TICC Capital Corp.	14,340	176,239
Triangle Capital Corp.	3,280	65,469

		2,843,333

Leisure Time — 0.2%
Polaris Industries, Inc.	4,510	346,909

	Number of Shares	Value
Machinery – Construction & Mining — 0.3%
Terex Corp. (a)	23,260	$754,322

Machinery – Diversified — 1.8%
Alamo Group, Inc.	2,850	73,958
Applied Industrial Technologies, Inc.	11,720	371,055
Briggs & Stratton Corp.	14,830	296,155
Duoyuan Printing, Inc. (a)	17,410	39,521
DXP Enterprises, Inc. (a)	3,257	70,937
Gardner Denver, Inc.	19,876	1,433,855
NACCO Industries, Inc. Class A	838	84,009
Robbins & Myers, Inc.	5,580	231,737
Sauer-Danfoss, Inc. (a)	2,020	57,873
Twin Disc, Inc.	310	10,097
Wabtec Corp.	21,350	1,157,170
Zebra Technologies Corp. Class A (a)	2,620	101,918

		3,928,285

Manufacturing — 1.8%
A.O. Smith Corp.	4,990	213,622
AZZ, Inc.	5,882	235,809
Blount International, Inc. (a)	2,390	35,874
The Brink’s Co.	7,140	192,780
Ceradyne, Inc. (a)	14,850	526,135
China Yuchai International Ltd.	10,310	292,804
Crane Co.	2,500	111,025
Eastman Kodak Co. (a)	8,780	32,135
EnPro Industries, Inc. (a)	22,766	945,017
FreightCar America, Inc.	17,215	490,972
GP Strategies Corp. (a)	6,960	68,834
Koppers Holdings, Inc.	3,390	130,447
Sturm, Ruger & Co., Inc.	18,340	273,449
Teleflex, Inc.	950	54,454
Tredegar Corp.	12,250	229,198
Trimas Corp. (a)	890	16,946

		3,849,501

Media — 1.8%
Dex One Corp. (a)	5,520	30,360
The Dolan Co. (a)	20,800	285,168
FactSet Research Systems, Inc.	19,200	1,935,360
Gannett Co., Inc.	27,330	402,844
John Wiley & Sons, Inc. Class A	3,130	143,823
Journal Communications, Inc. Class A (a)	11,980	57,504
Lee Enterprises, Inc. (a)	31,210	89,885
The McClatchy Co. Class A (a)	20,680	105,468
Meredith Corp.	3,670	123,679
Scholastic Corp.	12,140	360,922
Sinclair Broadcast Group, Inc. Class A	34,362	301,355

		3,836,368

Metal Fabricate & Hardware — 0.2%
L.B. Foster Co. Class A (a)	360	14,310
The Timken Co.	9,940	467,379

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Valmont Industries, Inc.	40	$3,717

		485,406

Mining — 0.8%
Compass Minerals International, Inc.	19,580	1,798,815
Contango ORE, Inc. (a)	252	2,394
Redcorp Ventures Ltd. (b)	338,800	-

		1,801,209

Oil & Gas — 2.2%
Atwood Oceanics, Inc. (a)	9,750	394,095
Bill Barrett Corp. (a)	9,130	374,147
Callon Petroleum Co. (a)	15,390	134,047
Contango Oil & Gas Co. (a)	2,510	145,580
CVR Energy, Inc. (a)	13,686	237,042
Dominion Resources Black Warrior Trust	3,620	56,725
Gran Tierra Energy, Inc. (a)	28,170	254,375
Holly Corp.	31,375	1,539,571
Pengrowth Energy Corp.	29,890	379,304
Petrobras Argentina SA ADR (Argentina)	3,070	81,202
PetroQuest Energy, Inc. (a)	21,570	169,109
Precision Drilling Corp. (a)	33,040	347,250
PrimeEnergy Corp. (a)	1,343	28,633
Stone Energy Corp. (a)	17,210	400,132
VAALCO Energy, Inc. (a)	15,310	111,457
W&T Offshore, Inc.	11,340	230,769

		4,883,438

Oil & Gas Services — 1.2%
Bolt Technology Corp. (a)	4,820	68,540
Cal Dive International, Inc. (a)	17,750	108,985
Cie Generale de Geophysique - Veritas Sponsored ADR (France) (a)	6,730	204,928
Complete Production Services, Inc. (a)	11,440	319,634
Hornbeck Offshore Services, Inc. (a)	1,780	42,257
North American Energy Partners, Inc. (a)	320	3,837
Oil States International, Inc. (a)	8,210	556,310
SEACOR Holdings, Inc.	2,410	254,713
Subsea 7 SA Sponsored ADR (Luxembourg)	21,570	528,465
Superior Energy Services, Inc. (a)	10,340	363,141
TETRA Technologies, Inc. (a)	12,790	145,167
TGC Industries, Inc. (a)	5,633	25,855

		2,621,832

Packaging & Containers — 0.9%
Packaging Corporation of America	67,370	1,903,202
Silgan Holdings, Inc.	620	23,145

		1,926,347

Pharmaceuticals — 3.6%
China Sky One Medical, Inc. (a)	4,080	21,542
Cubist Pharmaceuticals, Inc. (a)	15,000	329,100

	Number of Shares	Value
Endo Pharmaceuticals Holdings, Inc. (a)	12,168	$404,221
Herbalife Ltd.	6,530	426,605
Hi-Tech Pharmacal Co., Inc. (a)	5,740	130,987
Impax Laboratories, Inc. (a)	16,030	372,217
Medicis Pharmaceutical Corp. Class A	13,040	331,607
Par Pharmaceutical Cos., Inc. (a)	10,210	364,701
Perrigo Co.	22,820	1,659,927
PharMerica Corp. (a)	4,350	49,199
Questcor Pharmaceuticals, Inc. (a)	32,478	502,110
Salix Pharmaceuticals Ltd. (a)	38,020	1,557,679
Sirona Dental Systems, Inc. (a)	8,550	374,575
SXC Health Solutions Corp. (a)	19,480	937,183
Targacept, Inc. (a)	480	12,365
Valeant Pharmaceuticals International, Inc.	4,680	170,960
ViroPharma, Inc. (a)	18,560	304,384

		7,949,362

Pipelines — 0.6%
MarkWest Energy Partners, LP	31,720	1,382,040

Real Estate Investment Trusts (REITS) — 7.1%
Associated Estates Realty Corp.	5,030	74,494
Brandywine Realty Trust	64,030	742,748
BRE Properties, Inc.	8,110	362,112
Campus Crest Communities, Inc.	42,420	559,944
CBL & Associates Properties, Inc.	24,330	415,070
Chatham Lodging Trust	14,080	232,883
Colonial Properties Trust	2,800	53,732
Digital Realty Trust, Inc.	50,890	2,768,416
Entertainment Properties Trust	2,500	115,075
Essex Property Trust, Inc.	3,200	371,200
Extra Space Storage, Inc.	18,800	361,524
Getty Realty Corp.	1,010	29,330
Hatteras Financial Corp.	53,990	1,543,034
Home Properties, Inc.	6,530	363,590
LaSalle Hotel Properties	44,690	1,241,041
Mid-America Apartment Communities, Inc.	26,842	1,711,178
Pebblebrook Hotel Trust	5,870	120,687
PS Business Parks, Inc.	4,050	235,751
Sabra Health Care REIT, Inc.	3,253	60,538
Saul Centers, Inc.	50	2,368
Sovran Self Storage, Inc.	130	4,997
Starwood Property Trust, Inc.	54,390	1,224,319
Strategic Hotels & Resorts, Inc. (a)	113,230	623,897
Tanger Factory Outlet Centers, Inc.	64,430	1,682,267
Taubman Centers, Inc.	7,340	384,249
U-Store-It Trust	24,160	233,386
Urstadt Biddle Properties, Inc. Class A	1,150	22,322

		15,540,152

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 6.2%
Aeropostale, Inc. (a)	14,665	$353,720
AFC Enterprises (a)	7,700	114,730
AnnTaylor Stores Corp. (a)	1,930	42,692
Big Lots, Inc. (a)	11,703	372,038
Bob Evans Farms, Inc.	2,380	74,922
The Bon-Ton Stores, Inc. (a)	500	5,545
Books-A-Million, Inc.	5,280	30,043
Brinker International, Inc.	17,850	420,010
Cash America International, Inc.	12,220	491,611
The Cato Corp. Class A	17,071	417,215
CEC Entertainment, Inc. (a)	11,628	429,655
The Children’s Place Retail Store, Inc. (a)	38,310	1,604,806
Collective Brands, Inc. (a)	4,120	83,883
Cracker Barrel Old Country Store, Inc.	29,320	1,509,394
Dillard’s, Inc. Class A	13,770	546,944
DSW, Inc. Class A (a)	9,550	317,920
Express, Inc.	8,190	142,506
EZCORP, Inc. (a)	18,450	496,305
The Finish Line, Inc. Class A	21,740	334,579
First Cash Financial Services, Inc. (a)	15,163	500,227
Insight Enterprises, Inc. (a)	20,011	278,553
Jos. A. Bank Clothiers, Inc. (a)	6,435	274,968
Kirkland’s, Inc. (a)	21,470	284,370
The Men’s Wearhouse, Inc.	4,040	105,888
Nu Skin Enterprises, Inc. Class A	3,100	93,248
Papa John’s International, Inc. (a)	13,767	395,113
Phillips-Van Heusen Corp.	26,800	1,564,316
Retail Ventures, Inc. (a)	4,940	74,495
Ruby Tuesday, Inc. (a)	460	6,201
Select Comfort Corp. (a)	17,050	173,228
Signet Jewelers Ltd. (a)	10,980	466,430
Stage Stores, Inc.	5,090	78,895
Tractor Supply Co.	28,948	1,485,322

		13,569,772

Savings & Loans — 1.3%
BankUnited, Inc. (a)	23,250	651,000
BofI Holding, Inc. (a)	3,380	51,072
First Defiance Financial Corp. (a)	6,610	86,525
First Niagara Financial Group, Inc.	87,467	1,214,042
People’s United Financial, Inc.	52,020	671,578
ViewPoint Financial Group	3,890	49,306

		2,723,523

Semiconductors — 4.5%
Amkor Technology, Inc. (a)	22,950	186,813
ASM International NV (a)	2,340	85,153
ATMI, Inc. (a)	4,540	93,524
Cabot Microelectronics Corp. (a)	5,580	251,714
Cypress Semiconductor Corp. (a)	2,550	55,207
Entegris, Inc. (a)	6,900	52,785

	Number of Shares	Value
Fairchild Semiconductor International, Inc. (a)	33,530	$596,834
Himax Technologies, Inc. ADR (Cayman Islands)	45,460	114,559
Integrated Device Technology, Inc. (a)	520	3,318
Kulicke & Soffa Industries, Inc. (a)	18,890	184,177
Lattice Semiconductor Corp. (a)	45,840	285,583
Micrel, Inc.	24,543	328,631
Microsemi Corp. (a)	220	4,948
Netlogic Microsystems, Inc. (a)	40,160	1,399,977
ON Semiconductor Corp. (a)	9,950	109,947
Photronics, Inc. (a)	8,040	52,984
PMC-Sierra, Inc. (a)	16,080	125,746
QLogic Corp. (a)	18,080	322,005
Semtech Corp. (a)	64,209	1,402,003
Skyworks Solutions, Inc. (a)	46,370	1,473,175
Standard Microsystems Corp. (a)	1,000	24,050
Teradyne, Inc. (a)	30,760	513,077
Tessera Technologies, Inc. (a)	9,905	171,555
Varian Semiconductor Equipment Associates, Inc. (a)	35,045	1,557,750
Veeco Instruments, Inc. (a)	9,260	400,588

		9,796,103

Software — 4.1%
Actuate Corp. (a)	28,230	156,677
Acxiom Corp. (a)	20,400	351,492
Allscripts Healthcare Solutions, Inc. (a)	60,778	1,283,024
Blackboard, Inc. (a)	19,690	765,153
Broadridge Financial Solutions, Inc.	19,241	440,426
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	10,330	355,042
Compuware Corp. (a)	40,608	435,318
CSG Systems International, Inc. (a)	17,737	344,985
Fair Isaac Corp.	17,805	451,891
Ituran Location and Control Ltd.	3,960	61,261
Lawson Software, Inc. (a)	11,750	110,450
ManTech International Corp. Class A (a)	2,420	97,296
MicroStrategy, Inc. Class A (a)	3,224	342,905
Monotype Imaging Holdings, Inc. (a)	6,540	73,477
MSCI, Inc. Class A (a)	66,280	2,268,764
Open Text Corp. (a)	5,310	262,261
Patni Computer Systems Ltd. Sponsored ADR (India)	11,880	237,956
Pervasive Software, Inc. (a)	9,540	52,852
Quest Software, Inc. (a)	18,550	478,961
Satyam Computer Services Ltd. ADR (India) (a)	200	550
Shanda Games Ltd. Sponsored ADR (Cayman Islands) (a)	44,400	265,068

		8,835,809

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 3.1%
Anixter International, Inc.	6,330	$400,499
Arris Group, Inc. (a)	32,150	401,232
Black Box Corp.	5,470	192,489
Cellcom Israel Ltd.	9,590	292,879
Cincinnati Bell, Inc. (a)	59,411	169,321
Comtech Telecommunications Corp.	7,510	210,731
IDT Corp. Class B (a)	5,850	134,726
InterDigital, Inc.	11,450	551,318
Mastec, Inc. (a)	7,320	111,410
NeuStar, Inc. Class A (a)	79,632	2,136,527
Neutral Tandem, Inc. (a)	2,360	35,683
Nortel Inversora SA Series B ADR (Argentina) (a)	3,520	113,309
NTELOS Holdings Corp.	6,300	127,008
Plantronics, Inc.	11,130	394,002
Polycom, Inc. (a)	14,510	636,263
RF Micro Devices, Inc. (a)	59,770	401,654
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	10,730	95,068
USA Mobility, Inc.	19,954	340,814

		6,744,933

Textiles — 0.2%
G&K Services, Inc. Class A	4,660	145,998
UniFirst Corp.	5,040	281,030

		427,028

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc. (a)	13,080	226,153

Transportation — 2.7%
Atlas Air Worldwide Holdings, Inc. (a)	6,610	335,854
Diana Containerships, Inc. (a)	735	9,189
Diana Shipping, Inc. (a)	22,590	262,270
Excel Maritime Carriers Ltd. (a)	27,780	125,843
Genesee & Wyoming, Inc. Class A (a)	15,120	782,460
Guangshen Railway Co. Ltd. Sponsored ADR (China)	460	9,393
Heartland Express, Inc.	4,910	78,683
Hub Group, Inc. Class A (a)	41,670	1,449,283
Old Dominion Freight Line, Inc. (a)	69,265	2,228,255
Safe Bulkers, Inc.	26,200	221,914
United Continental Holdings, Inc. (a)	15,190	385,826

		5,888,970

Trucking & Leasing — 0.3%
Aircastle Ltd.	16,500	175,230
AMERCO, Inc (a)	3,750	341,287
Fly Leasing Ltd. ADR (Bermuda)	4,450	60,209

		576,726

Water — 0.4%
Aqua America, Inc.	38,190	882,953

	Number of Shares	Value

TOTAL COMMON STOCK (Cost $169,674,305)		$215,819,835

TOTAL EQUITIES (Cost $169,674,305)		215,819,835

RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	600	6

TOTAL RIGHTS (Cost $0)		6

TOTAL LONG-TERM INVESTMENTS (Cost $169,674,305)		215,819,841

	Principal Amount

SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/11, 0.010%, due 2/01/11 (c)	$2,723,666	2,723,666

TOTAL SHORT-TERM INVESTMENTS (Cost $2,723,666)		2,723,666

TOTAL INVESTMENTS —100.3% (Cost $172,397,971) (d)		218,543,507

Other Assets/(Liabilities) —(0.3)%		(717,191)

NET ASSETS — 100.0%		$217,826,316

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $2,723,667. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $2,781,216.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 98.2%
Aerospace & Defense — 2.9%
Embraer SA ADR (Brazil)	131,790	$4,349,070
European Aeronautic Defence and Space Co. (a)	209,070	6,022,784
Raytheon Co.	37,920	1,895,621

		12,267,475

Apparel — 1.0%
Tod’s SpA	40,101	4,115,671

Auto Manufacturers — 0.2%
Bayerische Motoren Werke AG	11,191	858,743

Banks — 4.2%
Banco Bilbao Vizcaya Argentaria SA	401,825	4,932,741
HSBC Holdings PLC	538,409	5,868,816
Societe Generale	48,433	3,131,464
Sumitomo Mitsui Financial Group, Inc.	108,300	3,677,590

		17,610,611

Beverages — 2.9%
Companhia de Bebidas das Americas ADR (Brazil)	139,000	3,711,300
Fomento Economico Mexicano SAB de CV	989,074	5,245,003
Grupo Modelo SAB de CV Class C	505,529	3,107,934

		12,064,237

Biotechnology — 0.7%
Amgen, Inc. (a)	18,810	1,036,055
Basilea Pharmaceutica (a)	2,807	216,090
Dendreon Corp. (a)	30,770	1,078,181
Regeneron Pharmaceuticals, Inc. (a)	14,330	482,634

		2,812,960

Chemicals — 0.6%
Linde AG	17,977	2,620,727

Commercial Services — 1.6%
Automatic Data Processing, Inc.	84,700	4,057,130
Secom Co. Ltd.	52,100	2,452,625
Zee Learn Ltd. (a)	72,963	36,076

		6,545,831

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	70,560	5,416,891

Diversified Financial — 5.5%
Credit Suisse Group	219,437	9,810,058
The Goldman Sachs Group, Inc.	26,720	4,371,926
SLM Corp. (a)	220,290	3,174,379
UBS AG (a)	318,061	5,703,632

		23,059,995

	Number of Shares	Value
Electric — 0.8%
Fortum OYJ	115,997	$3,574,601

Electrical Components & Equipment — 1.4%
Emerson Electric Co.	66,440	3,911,987
Prysmian SpA	101,098	2,039,618

		5,951,605

Electronics — 6.3%
Fanuc Ltd.	19,600	3,086,972
Hoya Corp.	154,400	3,630,151
Keyence Corp.	14,120	3,739,752
Koninklijke Philips Electronics NV	173,397	5,398,977
Kyocera Corp.	24,100	2,501,350
Murata Manufacturing Co. Ltd.	79,210	5,990,381
Nidec Corp.	25,900	2,435,566

		26,783,149

Entertainment — 0.4%
Lottomatica SpA	61,449	892,224
Shuffle Master, Inc. (a)	93,400	965,289

		1,857,513

Foods — 2.1%
Nestle SA	77,376	4,182,612
Unilever PLC	166,157	4,831,813

		9,014,425

Health Care – Products — 1.1%
Zimmer Holdings, Inc. (a)	80,100	4,738,716

Health Care – Services — 2.5%
Aetna, Inc.	151,370	4,986,128
WellPoint, Inc. (a)	89,150	5,537,998

		10,524,126

Holding Company – Diversified — 1.6%
LVMH Moet Hennessy Louis Vuitton SA	44,630	6,963,791

Home Furnishing — 1.6%
Sony Corp.	190,700	6,558,140

Insurance — 6.2%
Aflac, Inc.	71,840	4,136,547
Allianz SE	46,215	6,419,797
The Dai-ichi Life Insurance Co. Ltd.	3,095	4,848,935
Fidelity National Financial, Inc. Class A	142,480	1,916,356
Prudential PLC	425,822	4,612,829
XL Group PLC	180,200	4,130,184

		26,064,648

Internet — 2.7%
eBay, Inc. (a)	372,310	11,303,332

Investment Companies — 1.1%
Investor AB Class B	206,123	4,764,865

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 1.6%
Carnival Corp.	152,750	$6,829,452

Manufacturing — 4.1%
3M Co.	57,690	5,072,105
Siemens AG	94,471	12,102,615

		17,174,720

Media — 3.5%
Grupo Televisa SA Sponsored ADR (Mexico) (a)	200,360	4,820,661
The McGraw-Hill Cos., Inc.	46,770	1,823,095
The Walt Disney Co.	174,010	6,763,769
Wire and Wireless India Ltd. (a)	386,427	87,522
Zee Entertainment Enterprises Ltd.	586,793	1,478,762

		14,973,809

Metal Fabricate & Hardware — 1.5%
Assa Abloy AB Series B	236,810	6,440,157

Oil & Gas — 1.2%
Total SA	87,210	5,103,849

Oil & Gas Services — 2.7%
Technip SA	61,080	5,931,206
Transocean Ltd. (a)	70,632	5,645,616

		11,576,822

Pharmaceuticals — 4.0%
Allergan, Inc.	15,320	1,081,745
Amylin Pharmaceuticals, Inc. (a)	162,440	2,628,279
Bayer AG	52,670	3,884,220
Gilead Sciences, Inc. (a)	35,490	1,362,106
Mitsubishi Tanabe Pharma Corp.	119,000	1,902,362
Pfizer, Inc.	57,950	1,055,849
Roche Holding AG	15,349	2,333,952
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	19,210	1,049,827
Theravance, Inc. (a)	85,780	1,804,811

		17,103,151

Retail — 6.5%
Bulgari SpA	255,694	2,674,713
Inditex SA	71,772	5,426,081
McDonald’s Corp.	84,580	6,231,009
Shinsegae Co. Ltd.	1,559	800,590
Tiffany & Co.	124,990	7,265,669
Wal-Mart Stores, Inc.	92,760	5,201,053

		27,599,115

Semiconductors — 5.3%
Altera Corp.	227,280	8,538,910
Maxim Integrated Products, Inc.	211,320	5,456,282
MediaTek, Inc.	228,704	3,103,173
Taiwan Semiconductor Manufacturing Co. Ltd.	1,995,505	5,219,591

		22,317,956

	Number of Shares	Value
Software — 7.8%
Adobe Systems, Inc. (a)	159,990	$5,287,669
Infosys Technologies Ltd.	85,324	5,780,392
Intuit, Inc. (a)	155,400	7,292,922
Microsoft Corp.	235,950	6,541,714
SAP AG	136,026	7,857,912

		32,760,609

Telecommunications — 9.5%
America Movil SAB de CV, Series L ADR (Mexico)	18,000	1,025,820
Corning, Inc.	206,050	4,576,371
Juniper Networks, Inc. (a)	235,420	8,738,790
KDDI Corp.	707	3,982,158
Telefonaktiebolaget LM Ericsson Class B	1,399,560	17,274,202
Vodafone Group PLC	1,581,868	4,445,966

		40,043,307

Toys, Games & Hobbies — 0.6%
Nintendo Co. Ltd.	9,000	2,429,357

Transportation — 0.7%
TNT NV	108,710	2,950,149

Venture Capital — 0.5%
3i Group PLC	389,161	1,931,532

TOTAL COMMON STOCK (Cost $339,546,590)		414,706,037

PREFERRED STOCK — 1.3%
Auto Manufacturers — 1.3%
Bayerische Motoren Werke AG 0.770%	105,154	5,488,527

TOTAL PREFERRED STOCK (Cost $3,676,144)		5,488,527

TOTAL EQUITIES (Cost $343,222,734)		420,194,564

MUTUAL FUNDS — 0.8%
Diversified Financial — 0.8%
Oppenheimer Institutional Money Market Fund Class E (b)	3,539,800	3,539,800

TOTAL MUTUAL FUNDS (Cost $3,539,800)		3,539,800

TOTAL LONG-TERM INVESTMENTS (Cost $346,762,534)		423,734,364

TOTAL INVESTMENTS — 100.3% (Cost $346,762,534) (c)		423,734,364

Other Assets/(Liabilities) — (0.3)%		(1,435,771)

NET ASSETS — 100.0%		$422,298,593

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 96.7%
Aerospace & Defense — 2.0%
Empresa Brasileira de Aeronautica SA	771,219	$6,255,065
European Aeronautic Defence and Space Co. (a)	264,600	7,622,465

		13,877,530

Apparel — 1.7%
Burberry Group PLC	700,191	12,041,179

Auto Manufacturers — 0.9%
Bayerische Motoren Werke AG	67,402	5,172,105
Honda Motor Co. Ltd.	29,426	1,242,997

		6,415,102

Banks — 1.6%
Deutsche Bank AG	140,204	8,278,500
ICICI Bank Ltd. Sponsored ADR (India)	72,475	3,141,067

		11,419,567

Beverages — 3.6%
C&C Group PLC	1,903,165	8,900,779
Diageo PLC	350,640	6,739,507
Heineken NV	44,663	2,247,842
Pernod-Ricard SA	77,035	7,340,899

		25,229,027

Biotechnology — 1.6%
CSL Ltd.	281,000	10,438,181
Marshall Edwards, Inc. (a)	209,198	621,318
Tyrian Diagnostics Ltd. (a)	46,573,200	279,404

		11,338,903

Building Materials — 1.2%
James Hardie Industries NV (a)	637,500	3,996,473
Sika AG	2,119	4,653,532

		8,650,005

Chemicals — 1.8%
Brenntag AG (a)	54,073	5,120,400
Filtrona PLC	1,653,361	7,448,162

		12,568,562

Commercial Services — 9.1%
Aggreko PLC	509,000	11,703,923
Benesse Holdings, Inc.	65,447	2,932,103
BTG PLC (a)	590,589	2,125,926
Bunzl PLC	933,674	11,368,863
Capita Group PLC	1,157,433	12,584,790
De La Rue PLC	246,010	2,627,188
Dignity PLC	250,573	2,609,396
Experian PLC	609,102	7,558,257
MegaStudy Co. Ltd. (a)	16,211	2,744,285

	Number of Shares	Value
Prosegur Cia de Seguridad SA	137,010	$7,975,648
Zee Learn Ltd. (a)	152,101	75,206

		64,305,585

Computers — 0.9%
Gemalto NV	128,690	6,505,585

Cosmetics & Personal Care — 0.4%
L’Oreal	25,960	3,016,153

Distribution & Wholesale — 0.3%
Wolseley PLC (a)	64,845	2,260,020

Diversified Financial — 5.6%
BinckBank NV	521,792	9,085,262
Collins Stewart PLC	2,620,074	3,630,645
Credit Suisse Group	140,241	6,269,555
Housing Development Finance Corp.	115,429	1,582,569
ICAP PLC	1,519,622	13,048,955
Swissquote Group Holding SA	43,129	2,665,596
Tullett Prebon PLC	612,701	3,808,047

		40,090,629

Electronics — 6.7%
Hoya Corp.	246,000	5,783,790
Ibiden Co. Ltd.	79,694	2,685,686
Keyence Corp.	26,009	6,888,612
Koninklijke Philips Electronics NV	149,049	4,640,865
Nidec Corp.	168,300	15,826,480
Nippon Electric Glass Co. Ltd.	228,000	3,421,022
Omron Corp.	104,121	2,672,406
Phoenix Mecano	8,284	5,838,725

		47,757,586

Energy – Alternate Sources — 0.2%
Ceres Power Holdings PLC (a)	1,337,076	1,582,573

Engineering & Construction — 3.6%
ABB Ltd. (a)	456,344	10,765,639
Boskalis Westminster	120,423	5,787,405
Leighton Holdings Ltd.	75,742	2,389,055
Trevi Finanziaria SpA	438,786	6,757,537

		25,699,636

Entertainment — 0.5%
William Hill PLC	1,272,486	3,706,919

Foods — 3.9%
Aryzta AG	115,456	5,079,596
Barry Callebaut AG (a)	10,258	8,208,667
Nestle SA	73,612	3,979,146
Unilever PLC	228,227	6,636,796
Woolworths Ltd.	133,902	3,568,414

		27,472,619

Health Care – Products — 6.9%
Cie Generale d’Optique Essilor International SA	74,690	4,991,187

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DiaSorin SpA	115,954	$5,557,680
Luxottica Group SpA	139,574	4,230,846
Nobel Biocare Holding AG	34,415	707,299
Ortivus AB Class A (a) (b)	114,300	319,389
Ortivus AB Class B (a) (b)	859,965	555,382
Smith & Nephew PLC	335,228	3,758,189
Sonova Holding AG	45,529	5,708,827
Straumann Holding AG	17,466	4,272,274
Synthes, Inc.	71,353	9,412,199
Terumo Corp.	83,500	4,314,420
William Demant Holding (a)	61,528	4,932,800

		48,760,492

Health Care – Services — 1.3%
Sonic Healthcare Ltd.	802,867	9,572,484

Holding Company – Diversified — 1.3%
LVMH Moet Hennessy Louis Vuitton SA	58,460	9,121,739

Home Furnishing — 0.8%
SEB SA	58,699	5,832,278

Household Products — 0.8%
Reckitt Benckiser Group PLC	105,034	5,709,224

Insurance — 1.5%
AMP Ltd.	428,823	2,283,572
Prudential PLC	478,947	5,188,319
QBE Insurance Group Ltd.	197,778	3,459,656

		10,931,547

Internet — 2.6%
Dena Co. Ltd.	130,300	4,694,780
eAccess Ltd.	4,866	2,941,838
United Internet AG	224,446	3,721,134
Yahoo! Japan Corp.	18,849	7,098,473

		18,456,225

Leisure Time — 0.8%
Carnival Corp.	123,620	5,527,050

Machinery – Construction & Mining — 2.5%
Atlas Copco AB A Shares	158,232	3,799,449
Outotec OYJ	70,939	3,984,394
Rio Tinto PLC	145,739	10,062,171

		17,846,014

Machinery – Diversified — 0.3%
Demag Cranes AG (a)	43,827	2,138,513

Manufacturing — 2.8%
Aalberts Industries NV	670,068	13,264,171
Siemens AG	53,653	6,873,450

		20,137,621

Media — 1.3%
Grupo Televisa SA Sponsored ADR (Mexico) (a)	140,160	3,372,249
Vivendi SA	116,540	3,337,846

	Number of Shares	Value
Zee Entertainment Enterprises Ltd.	1,129,004	$2,845,174

		9,555,269

Metal Fabricate & Hardware — 0.6%
Vallourec SA	36,276	3,943,121

Mining — 1.2%
Impala Platinum Holdings Ltd.	286,295	8,165,573

Office Equipment/Supplies — 1.0%
Canon, Inc.	147,600	7,220,235

Oil & Gas — 2.4%
BG Group PLC	546,110	12,292,367
Cairn Energy PLC (a)	728,010	4,836,501

		17,128,868

Oil & Gas Services — 2.8%
Maire Tecnimont SpA	1,143,338	5,443,653
Saipem SpA	66,163	3,317,288
Schoeller-Bleckmann Oilfield Equipment AG	44,418	3,647,005
Technip SA	75,580	7,339,236

		19,747,182

Pharmaceuticals — 2.8%
Grifols SA	481,618	7,333,201
Novogen Ltd. (a)	3,071,190	790,083
Roche Holding AG	61,625	9,370,627
Sanofi-Aventis	30,003	2,046,883

		19,540,794

Retail — 4.6%
Cie Financiere Richemont SA	102,131	5,549,003
Hennes & Mauritz AB Class B	43,726	1,435,411
Inditex SA	131,919	9,973,293
PPR	19,480	3,115,726
Shoppers Drug Mart Corp.	154,144	5,674,088
Swatch Group AG	17,305	6,957,592

		32,705,113

Semiconductors — 0.8%
ARM Holdings PLC	672,690	5,595,758

Software — 6.9%
Autonomy Corp. PLC (a)	775,376	18,586,010
Aveva Group PLC	127,813	3,386,904
Compugroup Holding AG	123,472	2,011,344
Infosys Technologies Ltd.	50,202	3,401,004
SAP AG	108,017	6,239,896
Temenos Group AG (a)	319,105	12,503,178
The Sage Group PLC	592,230	2,796,995

		48,925,331

Telecommunications — 4.3%
BT Group PLC	3,394,614	9,572,110
SES SA	114,080	2,752,227
Telecity Group PLC (a)	136,600	1,072,028

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telefonaktiebolaget LM Ericsson Class B	1,390,823	$17,166,365

		30,562,730

Toys, Games & Hobbies — 0.2%
Nintendo Co. Ltd.	6,400	1,727,543

Transportation — 0.3%
Toll Holdings Ltd.	189,064	1,108,814
Tsakos Energy Navigation Ltd.	96,088	893,618

		2,002,432

Venture Capital — 0.3%
3i Group PLC	444,024	2,203,834

TOTAL COMMON STOCK (Cost $537,958,600)		686,994,150

CONVERTIBLE PREFERRED STOCK — 0.7%
Oil & Gas — 0.7%
Ceres, Inc. Series C (Acquired 1/06/99-3/09/06, Cost $3,659,400) (a) (c) (d)	900,000	4,275,000
Ceres, Inc. Series C-1 (Acquired 7/31/01-2/05/07, Cost $384,192) (a) (c) (d)	96,820	459,895
Ceres, Inc. Series D (Acquired 1/06/99, Cost $118,800) (a) (c) (d)	29,700	151,470

		4,886,365

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,162,392)		4,886,365

PREFERRED STOCK — 1.6%
Mining — 1.6%
Vale SA Sponsored ADR (Brazil) 2.520%	366,010	11,338,990

TOTAL PREFERRED STOCK (Cost $1,547,862)		11,338,990

TOTAL EQUITIES (Cost $543,668,854)		703,219,505

WARRANTS — 0.0%
Biotechnology — 0.0%
Tyrian Diagnostics Ltd. Warrants, Expires 12/20/13, Strike 0.01 (a)	4,657,320	9,282

TOTAL WARRANTS (Cost $0)		9,282

	Number of Shares	Value
MUTUAL FUNDS — 1.1%
Diversified Financial — 1.1%
Oppenheimer Institutional Money Market Fund Class E (b)	8,119,391	$8,119,391

TOTAL MUTUAL FUNDS (Cost $8,119,391)		8,119,391

TOTAL LONG-TERM INVESTMENTS (Cost $551,788,245)		711,348,178

TOTAL INVESTMENTS — 100.1% (Cost $551,788,245) (e)		711,348,178

Other Assets/(Liabilities) — (0.1)%		(803,468)

NET ASSETS — 100.0%		$710,544,710

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At January 31, 2011, these securities amounted to a value of $4,886,365 or 0.69% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Aerospace & Defense — 1.6%
Rolls-Royce Group PLC (a)	167,257	$1,709,785

Agriculture — 2.0%
Imperial Tobacco Group PLC	72,863	2,082,019

Auto Manufacturers — 1.7%
Bayerische Motoren Werke AG	22,558	1,730,992

Banks — 4.0%
DBS Group Holdings, Ltd.	173,000	2,036,910
Julius Baer Group Ltd.	46,900	2,122,262

		4,159,172

Beverages — 1.9%
Heineken NV	40,040	2,015,171

Chemicals — 7.4%
Israel Chemicals Ltd.	154,430	2,431,908
Lintec Corp.	15,300	427,101
Syngenta AG	8,572	2,764,128
Yara International ASA	37,254	2,104,228

		7,727,365

Commercial Services — 0.5%
De La Rue PLC	50,273	536,875

Computers — 1.8%
Fujitsu	297,000	1,845,848

Cosmetics & Personal Care — 1.5%
Unicharm Corp.	41,200	1,592,519

Diversified Financial — 4.6%
Deutsche Boerse AG	27,544	2,087,984
Redecard SA	76,500	945,379
UBS AG (a)	96,528	1,730,990

		4,764,353

Electronics — 1.8%
Nidec Corp.	20,500	1,927,765

Foods — 0.9%
Marine Harvest	833,626	936,848

Health Care – Products — 2.3%
Fresenius SE & Co. KGaA	27,129	2,365,347

Household Products — 3.1%
Hypermarcas SA (a)	113,830	1,354,802
Reckitt Benckiser Group PLC	34,681	1,885,119

		3,239,921

Insurance — 9.4%
Admiral Group PLC	66,572	1,752,910
Muenchener Rueckversicherungs AG	12,200	1,911,174
Prudential PLC	193,372	2,094,753
SCOR SE	80,220	2,218,878

	Number of Shares	Value
Zurich Financial Services AG	6,850	$1,871,330

		9,849,045

Internet — 3.6%
Rakuten, Inc.	1,921	1,688,538
Tencent Holdings Ltd.	81,700	2,123,259

		3,811,797

Investment Companies — 2.0%
Resolution Ltd.	498,437	2,087,946

Iron & Steel — 1.9%
Hitachi Metals Ltd.	170,000	1,995,496

Lodging — 1.4%
SJM Holdings Ltd.	866,000	1,454,109

Media — 1.5%
Jupiter Telecommunications Co. Ltd.	1,580	1,616,586

Metal Fabricate & Hardware — 0.2%
MISUMI Group, Inc.	8,500	218,108

Mining — 9.4%
Centamin Egypt Ltd. (a)	927,908	2,032,904
Fresnillo PLC	57,887	1,203,621
Newcrest Mining Ltd.	57,660	2,156,858
Paladin Energy Ltd. (a)	522,740	2,566,982
Petropavlovsk PLC	117,061	1,920,386

		9,880,751

Oil & Gas — 12.0%
BG Group PLC	87,115	1,960,868
BP PLC	258,612	2,010,225
Gazprom OAO Sponsored ADR (Russia)	80,125	2,144,145
Niko Resources Ltd.	24,171	2,353,495
Total SA	37,898	2,217,930
Tullow Oil PLC	86,812	1,845,293

		12,531,956

Pharmaceuticals — 8.3%
Bayer AG	28,314	2,088,054
Grifols SA	129,139	1,966,293
Sanofi-Aventis	34,114	2,327,346
Shire Ltd.	87,070	2,298,769

		8,680,462

Real Estate — 1.8%
Sun Hung Kai Properties Ltd.	110,000	1,826,602

Software — 1.7%
Autonomy Corp. PLC (a)	75,365	1,806,523

Telecommunications — 6.5%
KT Corp. Sponsored ADR (Republic of Korea)	126,300	2,485,584
Nippon Telegraph & Telephone Corp.	45,200	2,100,225

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SES SA	92,969	$2,242,915

		6,828,724

Water — 2.0%
Suez Environnement Co.	99,867	2,065,892

TOTAL COMMON STOCK (Cost $82,869,103)		101,287,977

TOTAL EQUITIES (Cost $82,869,103)		101,287,977

TOTAL LONG-TERM INVESTMENTS (Cost $82,869,103)		101,287,977

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/11, 0.010%, due 2/01/11 (b)	$1,863,720	1,863,720

TOTAL SHORT-TERM INVESTMENTS (Cost $1,863,720)		1,863,720

TOTAL INVESTMENTS — 98.6% (Cost $84,732,823) (c)		103,151,697

Other Assets/(Liabilities) — 1.4%		1,473,848

NET ASSETS — 100.0%		$104,625,545

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,863,721. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $1,902,219.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

January 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 94.2%
Auto Manufacturers — 1.5%
Tata Motors Ltd.	105,141	$2,631,722

Automotive & Parts — 3.1%
Hyundai Mobis (a)	23,940	5,512,999

Banks — 19.5%
Banco do Brasil SA	139,200	2,485,133
Bank Mandari Tbk PT	2,397,000	1,577,350
Bank Rakyat Indonesia	2,980,000	1,608,990
China Construction Bank Corp. Class H	6,341,890	5,562,475
Commercial International Bank (b)	340,512	2,121,912
Credicorp Ltd.	26,000	2,710,760
ICICI Bank Ltd. Sponsored ADR (India)	56,100	2,431,374
Industrial & Commercial Bank of China	6,610,670	4,903,280
KB Financial Group, Inc. (a)	57,697	2,974,947
Sberbank	1,858,803	6,498,810
Turkiye Garanti Bankasi AS	528,520	2,349,206

		35,224,237

Beverages — 1.3%
Companhia de Bebidas das Americas ADR (Brazil)	89,789	2,397,366

Chemicals — 2.0%
LG Chem Ltd.	9,786	3,676,829

Computers — 3.3%
Compal Electronics, Inc.	1,950,743	2,577,247
Tata Consultancy Services Ltd.	134,673	3,403,545

		5,980,792

Diversified Financial — 1.7%
Hong Kong Exchanges and Clearing Ltd.	99,000	2,290,734
Redecard SA	69,300	856,402

		3,147,136

Electrical Components & Equipment — 0.4%
Exide Industries Ltd.	255,889	713,809

Electronics — 4.3%
Hon Hai Precision Industry Co. Ltd.	1,279,960	5,480,793
LG Display Co. Ltd.	65,590	2,227,981

		7,708,774

Engineering & Construction — 0.3%
Orascom Construction Industries (b)	12,824	472,936

Foods — 2.1%
China Yurun Food Group Ltd.	557,000	1,807,155
X5 Retail Group NV GDR (Netherlands) (a) (c)	12,783	541,488

	Number of Shares	Value
X5 Retail Group NV GDR (Netherlands) (a) (c)	35,964	$1,527,555

		3,876,198

Forest Products & Paper — 1.1%
Nine Dragons Paper Holdings Ltd.	1,424,000	2,010,523

Health Care – Products — 1.3%
Hengan International Group Co. Ltd.	316,500	2,379,446

Health Care – Services — 1.0%
Diagnosticos da America SA	152,800	1,856,204

Household Products — 1.8%
Hypermarcas SA (a)	269,623	3,209,047

Internet — 4.2%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	66,600	2,741,256
NHN Corp. (a)	11,448	2,042,304
Tencent Holdings Ltd.	104,500	2,715,796

		7,499,356

Iron & Steel — 2.2%
Mechel Sponsored ADR (Russia)	56,952	1,795,697
Ternium SA Sponsored ADR (Luxembourg)	56,600	2,204,004

		3,999,701

Media — 0.5%
Naspers Ltd.	16,884	880,969

Mining — 6.7%
Antofagasta PLC	104,410	2,363,900
Cia de Minas Buenaventura SA Sponsored ADR (Peru)	73,699	3,021,659
MMC Norilsk Nickel OJSC Sponsored ADR (Russia)	95,900	2,442,292
MMC Norilsk Nickel OJSC Sponsored ADR (Russia)	3,750	95,100
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	53,300	4,076,917

		11,999,868

Oil & Gas — 15.0%
CNOOC Ltd.	3,115,000	6,941,540
PetroChina Co. Ltd. Class H	1,922,000	2,678,459
Petroleo Brasileiro SA Sponsored ADR (Brazil)	175,467	5,834,278
Rosneft Oil Co. GDR (Russia) (c)	27,850	238,117
Rosneft Oil Co. GDR (Russia) (c)	129,100	1,107,821
SK Energy Co. Ltd.	26,154	4,848,774
Tupras-Turkiye Petrol Rafinerileri AS	212,352	5,502,359

		27,151,348

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 1.5%
China Resources Land Ltd.	890,000	$1,598,206
Yanlord Land Group Ltd.	985,000	1,193,026

		2,791,232

Retail — 2.6%
Astra International Tbk PT	323,000	1,746,741
Belle International Holdings Ltd.	1,074,000	1,840,436
Parkson Retail Group Ltd.	591,500	1,012,623

		4,599,800

Semiconductors — 7.6%
Samsung Electronics Co. Ltd.	12,530	11,010,020
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	202,317	2,644,283

		13,654,303

Shipbuilding — 3.4%
Hyundai Heavy Industries Co. Ltd.	8,511	3,705,940
Samsung Heavy Industries Co. Ltd.	65,570	2,483,667

		6,189,607

Software — 1.1%
HCL Technologies Ltd.	185,886	1,996,530

Telecommunications — 4.7%
America Movil SAB de CV, Series L ADR (Mexico)	104,468	5,953,631
Mobile TeleSystems Sponsored ADR (Russia)	103,069	1,969,649
VimpelCom Ltd. Sponsored ADR (Bermuda)	36,575	506,198

		8,429,478

TOTAL COMMON STOCK (Cost $139,929,430)		169,990,210

PREFERRED STOCK — 4.8%
Mining — 4.8%
Vale SA Sponsored ADR (Brazil) 2.520%	279,599	8,661,977

TOTAL PREFERRED STOCK (Cost $6,586,615)		8,661,977

TOTAL EQUITIES (Cost $146,516,045)		178,652,187

TOTAL LONG-TERM INVESTMENTS (Cost $146,516,045)		178,652,187

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/11, 0.010%, due 2/01/11 (d)	$1,032,992	$1,032,992

Time Deposits — 0.2%
Euro Time Deposit, 0.010%, due 2/01/11	363,488	363,488

TOTAL SHORT-TERM INVESTMENTS (Cost $1,396,480)		1,396,480

TOTAL INVESTMENTS — 99.7% (Cost $147,912,525) (e)		180,048,667

Other Assets/(Liabilities) — 0.3%		460,496

NET ASSETS — 100.0%		$180,509,163

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2011, these securities amounted to a value of $3,414,981 or 1.89% of net assets.
(d)	Maturity value of $1,032,992. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $1,054,944.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Premier Money Market Fund (“Money Market Fund”), MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”), MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”), MassMutual Premier Core Bond Fund (“Core Bond Fund”), MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”), MassMutual Premier High Yield Fund (“High Yield Fund”), MassMutual Premier International Bond Fund (“International Bond Fund”), MassMutual Premier Balanced Fund (“Balanced Fund”), MassMutual Premier Value Fund (“Value Fund”), MassMutual Premier Disciplined Value Fund (formerly known as MassMutual Premier Enhanced Index Value Fund) (“Disciplined Value Fund”), MassMutual Premier Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MassMutual Premier Main Street Fund (“Main Street Fund”), MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”), MassMutual Premier Disciplined Growth Fund (formerly known as MassMutual Premier Enhanced Index Growth Fund) (“Disciplined Growth Fund”), MassMutual Premier Discovery Value Fund (“Discovery Value Fund”), MassMutual Premier Main Street Small Cap Fund (“Main Street Small Cap Fund”), MassMutual Premier Small Company Opportunities Fund (“Small Company Opportunities Fund”), MassMutual Premier Global Fund (“Global Fund”), MassMutual Premier International Equity Fund (“International Equity Fund”), MassMutual Premier Focused International Fund (“Focused International Fund”), and MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”).

Each Fund, except for the Money Market Fund, has the following five classes of shares: Class A, Class L, Class Y, Class S, and Class N. Additionally, the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund and Focused International Fund have a sixth class of shares: Class Z. Class Z shares commenced operations on December 3, 2010 for Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, and Focused International Fund. The Money Market Fund has the following four classes of shares: Class A, Class Y, Class S, and Class N. Class N shares of the Money Market Fund are not currently available, and Class L shares of the Money Market Fund were converted on a share-for-share basis into Class S shares prior to the opening of business on July 27, 2009. Effective December 4, 2009, Class N shares of the International Bond Fund, Balanced Fund, Disciplined Growth Fund, Small Company Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund were no longer available. Each share class represents and interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices among these classes will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds,

Notes to Portfolio of Investments (Unaudited) (Continued)

excluding the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments (Unaudited) (Continued)

Restricted securities. Restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Any illiquid Rule 144A securities or restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and, therefore, the inputs are unobservable.

The Money Market Fund, Inflation-Protected and Income Fund, and International Bond Fund characterized all investments at Level 2, as of January 31, 2011. The Value Fund, Disciplined Value Fund, Enhanced Index Core Equity Fund, Main Street Fund, Disciplined Growth Fund, and Discovery Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of January 31, 2011. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level as of January 31, 2011, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$159,289,679	$-	$159,289,679

Total Municipal Obligations	-	620,797	-	620,797

Non-U.S. Government Agency Obligations
Automobile ABS	-	16,796,690	-	16,796,690
Commercial MBS	-	25,141,705	-	25,141,705
Home Equity ABS	-	7,649,899	-	7,649,899
Student Loans ABS	-	26,328,977	974,720	27,303,697
WL Collateral CMO	-	7,140,827	-	7,140,827
WL Collateral PAC	-	1,711,977	-	1,711,977

Total Non-U.S. Government Agency Obligations	-	84,770,075	974,720	85,744,795

Total Sovereign Debt Obligations	-	1,639,170	-	1,639,170

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	93,496,673	-	93,496,673

Total U.S. Government Agency Obligations and Instrumentalities	-	93,496,673	-	93,496,673

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	24,999,036	-	24,999,036

Total U.S. Treasury Obligations	-	24,999,036	-	24,999,036

Total Bonds & Notes	-	364,815,430	974,720	365,790,150

Total Long-Term Investments	-	364,815,430	974,720	365,790,150

Total Short-Term Investments	-	224,456,589	-	224,456,589

Total Investments	$-	$589,272,019	$974,720	$590,246,739

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$482,064,354	$796,102	$482,860,456

Total Municipal Obligations	-	10,259,760	-	10,259,760

Non-U.S. Government Agency Obligations
Automobile ABS	-	8,085,230	-	8,085,230
Commercial MBS	-	69,638,785	-	69,638,785
Home Equity ABS	-	22,406,177	-	22,406,177
Student Loans ABS	-	34,662,370	3,046,000	37,708,370
WL Collateral CMO	-	19,088,764	-	19,088,764
WL Collateral PAC	-	2,639,354	-	2,639,354

Total Non-U.S. Government Agency Obligations	-	156,520,680	3,046,000	159,566,680

Total Sovereign Debt Obligations	-	10,670,024	-	10,670,024

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	2,573,701	-	2,573,701
Pass-through Securities	-	458,884,637	-	458,884,637

Total U.S. Government Agency Obligations and Instrumentalities	-	461,458,338	-	461,458,338

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	182,822,929	-	182,822,929

Total U.S. Treasury Obligations	-	182,822,929	-	182,822,929

Total Bonds & Notes	-	1,303,796,085	3,842,102	1,307,638,187

Total Long-Term Investments	-	1,303,796,085	3,842,102	1,307,638,187

Total Short-Term Investments	-	431,998,128	-	431,998,128

Total Investments	$-	$1,735,794,213	$3,842,102	$1,739,636,315

Diversified Bond Fund
Equities
Common Stock
Basic Materials	$-	$-	$114,325	$114,325
Communications	52,686	-	-	52,686

Total Common Stock	52,686	-	114,325	167,011

Total Equities	52,686	-	114,325	167,011

Bonds & Notes
Total Corporate Debt	-	104,541,475	-	104,541,475

Total Municipal Obligations	-	2,652,877	-	2,652,877

Non-U.S. Government Agency Obligations
Commercial MBS	-	15,997,272	-	15,997,272
Home Equity ABS	-	3,817,074	-	3,817,074
Student Loans ABS	-	5,367,039	715,810	6,082,849
WL Collateral CMO	-	4,321,826	-	4,321,826
WL Collateral PAC	-	36,132	-	36,132

Total Non-U.S. Government Agency Obligations	-	29,539,343	715,810	30,255,153

Total Sovereign Debt Obligations	-	1,437,979	-	1,437,979

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Bond Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	$-	$90,409	$-	$90,409
Pass-through Securities	-	80,242,992	-	80,242,992

Total U.S. Government Agency Obligations and Instrumentalities	-	80,333,401	-	80,333,401

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	7,219,334	-	7,219,334

Total U.S. Treasury Obligations	-	7,219,334	-	7,219,334

Total Bonds & Notes	-	225,724,409	715,810	226,440,219

Total Long-Term Investments	52,686	225,724,409	830,135	226,607,230

Total Short-Term Investments	-	75,136,175	-	75,136,175

Total Investments	$52,686	$300,860,584	$830,135	$301,743,405

High Yield Fund
Equities
Common Stock
Basic Materials	$-	$-	$1,402,164	$1,402,164

Total Common Stock	-	-	1,402,164	1,402,164

Total Equities	-	-	1,402,164	1,402,164

Bonds & Notes
Total Corporate Debt	-	145,833,232	-	145,833,232

Total Bonds & Notes	-	145,833,232	-	145,833,232

Total Long-Term Investments	-	145,833,232	1,402,164	147,235,396

Total Short-Term Investments	-	2,990,824	-	2,990,824

Total Investments	$-	$148,824,056	$1,402,164	$150,226,220

Balanced Fund
Equities
Common Stock
Basic Materials	$2,406,605	$-	$-	$2,406,605
Communications	7,472,320	-	-	7,472,320
Consumer, Cyclical	6,356,709	-	-	6,356,709
Consumer, Non-cyclical	13,370,380	-	-	13,370,380
Diversified	33,691	-	-	33,691
Energy	8,400,262	-	-	8,400,262
Financial	11,576,937	-	-	11,576,937
Industrial	7,527,000	-	-	7,527,000
Technology	9,649,050	-	-	9,649,050
Utilities	2,234,888	-	-	2,234,888

Total Common Stock	69,027,842	-	-	69,027,842

Total Equities	69,027,842	-	-	69,027,842

Bonds & Notes
Total Corporate Debt	-	17,872,573	-	17,872,573

Total Municipal Obligations	-	373,412	-	373,412

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund (Continued)
Non-U.S. Government Agency Obligations
Automobile ABS	$-	$141,860	$-	$141,860
Commercial MBS	-	2,610,866	-	2,610,866
Home Equity ABS	-	903,612	-	903,612
Student Loans ABS	-	1,071,488	152,300	1,223,788
Wl Collateral CMO	-	817,415	-	817,415
Wl Collateral PAC	-	60,489	-	60,489

Total Non-U.S. Government Agency Obligations	-	5,605,730	152,300	5,758,030

Total Sovereign Debt Obligations	-	292,689	-	292,689

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	95,275	-	95,275
Pass-through Securities	-	16,194,043	-	16,194,043

Total U.S. Government Agency Obligations and Instrumentalities	-	16,289,318	-	16,289,318

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	7,444,948	-	7,444,948

Total U.S. Treasury Obligations	-	7,444,948	-	7,444,948

Total Bonds & Notes	-	47,878,670	152,300	48,030,970

Total Mutual Funds	8,190,126	-	-	8,190,126

Warrants
Financial	2,410	-	-	2,410

Total Warrants	2,410	-	-	2,410

Total Long-Term Investments	77,220,378	47,878,670	152,300	125,251,348

Total Short-Term Investments	-	21,004,652	-	21,004,652

Total Investments	$77,220,378	$68,883,322	$152,300	$146,256,000

Capital Appreciation Fund
Equities
Common Stock
Basic Materials	$20,676,821	$-	$-	$20,676,821
Communications	111,087,915	-	-	111,087,915
Consumer, Cyclical	57,749,282	-	-	57,749,282
Consumer, Non-cyclical	70,685,935	28,295,223	-	98,981,158
Energy	54,964,402	-	-	54,964,402
Financial	27,653,948	4,092,718	-	31,746,666
Industrial	87,468,919	6,416,674	-	93,885,593
Technology	77,774,864	-	-	77,774,864

Total Common Stock	508,062,086	38,804,615	-	546,866,701

Total Equities	508,062,086	38,804,615	-	546,866,701

Total Long-Term Investments	508,062,086	38,804,615	-	546,866,701

Total Short-Term Investments	-	2,870,338	-	2,870,338

Total Investments	$508,062,086	$41,674,953	$-	$549,737,039

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Main Street Small Cap Fund
Equities
Common Stock
Basic Materials	$2,691,564	$893	$-	$2,692,457
Communications	6,381,798	-	-	6,381,798
Consumer, Cyclical	8,416,215	-	-	8,416,215
Consumer, Non-cyclical	12,728,759	-	-	12,728,759
Energy	3,482,738	-	-	3,482,738
Financial	14,919,636	-	-	14,919,636
Industrial	13,059,377	-	-	13,059,377
Technology	8,302,998	220	-	8,303,218
Utilities	2,822,801	-	-	2,822,801

Total Common Stock	72,805,886	1,113	-	72,806,999

Total Equities	72,805,886	1,113	-	72,806,999

Rights
Consumer, Non-cyclical	-	-	3	3

Total Rights	-	-	3	3

Total Long-Term Investments	72,805,886	1,113	3	72,807,002

Total Short-Term Investments	-	870,698	-	870,698

Total Investments	$72,805,886	$871,811	$3	$73,677,700

Small Company Opportunities Fund
Equities
Common Stock
Basic Materials	$7,957,082	$2,394	$-	$7,959,476
Communications	18,918,515	-	-	18,918,515
Consumer, Cyclical	24,926,510	-	-	24,926,510
Consumer, Non-cyclical	37,587,836	-	-	37,587,836
Energy	10,233,851	-	-	10,233,851
Financial	44,217,207	-	-	44,217,207
Industrial	38,862,024	-	-	38,862,024
Technology	24,691,806	550	-	24,692,356
Utilities	8,422,060	-	-	8,422,060

Total Common Stock	215,816,891	2,944	-	215,819,835

Total Equities	215,816,891	2,944	-	215,819,835

Rights
Consumer, Non-cyclical	-	-	6	6

Total Rights	-	-	6	6

Total Long-Term Investments	215,816,891	2,944	6	215,819,841

Total Short-Term Investments	-	2,723,666	-	2,723,666

Total Investments	$215,816,891	$2,726,610	$6	$218,543,507

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Global Fund
Equities
Common Stock
Basic Materials	$-	$6,504,946	$-	$6,504,946
Communications	39,051,838	27,268,610	-	66,320,448
Consumer, Cyclical	26,492,472	23,755,519	-	50,247,991
Consumer, Non-cyclical	48,380,587	15,955,530	-	64,336,117
Diversified	-	6,963,791	-	6,963,791
Energy	5,645,616	11,035,055	-	16,680,671
Financial	17,729,392	55,702,259	-	73,431,651
Industrial	15,228,783	56,338,472	-	71,567,255
Technology	33,117,497	21,961,069	-	55,078,566
Utilities	-	3,574,601	-	3,574,601

Total Common Stock	185,646,185	229,059,852	-	414,706,037

Preferred Stock
Consumer, Cyclical	-	5,488,527	-	5,488,527

Total Preferred Stock	-	5,488,527	-	5,488,527

Total Equities	185,646,185	234,548,379	-	420,194,564

Total Mutual Funds	3,539,800	-	-	3,539,800

Total Long-Term Investments	189,185,985	234,548,379	-	423,734,364

Total Investments	$189,185,985	$234,548,379	$-	$423,734,364

International Equity Fund
Equities
Common Stock
Basic Materials	$-	$30,796,306	$-	$30,796,306
Communications	3,372,250	55,201,974	-	58,574,224
Consumer, Cyclical	11,201,138	59,014,066	-	70,215,204
Consumer, Non-cyclical	621,318	214,044,559	-	214,665,877
Diversified	-	9,121,739	-	9,121,739
Energy	-	38,458,623	-	38,458,623
Financial	3,141,066	61,504,512	-	64,645,578
Industrial	893,618	131,096,668	-	131,990,286
Technology	-	68,526,313	-	68,526,313

Total Common Stock	19,229,390	667,764,760	-	686,994,150

Convertible Preferred Stock
Energy	-	-	4,886,365	4,886,365

Total Convertible Preferred Stock	-	-	4,886,365	4,886,365

Preferred Stock
Basic Materials	11,338,990	-	-	11,338,990

Total Preferred Stock	11,338,990	-	-	11,338,990

Total Equities	30,568,380	667,764,760	4,886,365	703,219,505

Warrants
Technology	9,282	-	-	9,282

Total Warrants	9,282	-	-	9,282

Total Mutual Funds	8,119,391	-	-	8,119,391

Total Long-Term Investments	38,697,053	667,764,760	4,886,365	711,348,178

Total Investments	$38,697,053	$667,764,760	$4,886,365	$711,348,178

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Focused International Fund
Equities
Common Stock
Basic Materials	$-	$21,691,665	$-	$21,691,665
Communications	2,485,584	9,771,523	-	12,257,107
Consumer, Cyclical	-	3,185,101	-	3,185,101
Consumer, Non-cyclical	-	19,361,109	-	19,361,109
Energy	2,353,495	10,178,461	-	12,531,956
Financial	-	22,687,118	-	22,687,118
Industrial	-	3,855,658	-	3,855,658
Technology	-	3,652,371	-	3,652,371
Utilities	-	2,065,892	-	2,065,892

Total Common Stock	4,839,079	96,448,898	-	101,287,977

Total Equities	4,839,079	96,448,898	-	101,287,977

Total Long-Term Investments	4,839,079	96,448,898	-	101,287,977

Total Short-Term Investments	-	1,863,720	-	1,863,720

Total Investments	$4,839,079	$98,312,618	$-	$103,151,697

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$11,098,276	$10,588,644	$-	$21,686,920
Communications	11,170,734	5,639,069	-	16,809,803
Consumer, Cyclical	-	12,744,521	-	12,744,521
Consumer, Non-cyclical	2,938,854	10,779,407	-	13,718,261
Energy	6,072,395	21,078,953	-	27,151,348
Financial	5,142,134	36,020,472	-	41,162,606
Industrial	-	15,085,126	-	15,085,126
Technology	2,644,283	18,987,342	-	21,631,625

Total Common Stock	39,066,676	130,923,534	-	169,990,210

Preferred Stock
Basic Materials	8,661,977	-	-	8,661,977

Total Preferred Stock	8,661,977	-	-	8,661,977

Total Equities	47,728,653	130,923,534	-	178,652,187

Total Long-Term Investments	47,728,653	130,923,534	-	178,652,187

Total Short-Term Investments	-	1,396,480	-	1,396,480

Total Investments	$47,728,653	$132,320,014	$-	$180,048,667

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level as of January 31, 2011, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Swap Agreements
Credit Risk	$-	$1,018,346	$-	$1,018,346
Interest Rate Risk	-	11,817	-	11,817
Core Bond Fund
Futures Contracts
Interest Rate Risk	92,688	-	-	92,688
Swap Agreements
Credit Risk	-	3,064,346	-	3,064,346
Interest Rate Risk	-	35,670	-	35,670
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	149,487	-	-	149,487
Swap Agreements
Credit Risk	-	633,139	-	633,139
Interest Rate Risk	-	8,012	-	8,012
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	84,943	-	84,943
Balanced Fund
Futures Contracts
Equity Risk	231,337	-	-	231,337
Swap Agreements
Credit Risk	-	108,880	-	108,880
Interest Rate Risk	-	1,244	-	1,244

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Bond Fund
Futures Contracts
Interest Rate Risk	$(231,962)	$-	$-	$(231,962)
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	(198,735)	-	-	(198,735)
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(91,213)	-	(91,213)
Balanced Fund
Futures Contracts
Interest Rate Risk	(7,565)	-	-	(7,565)

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at January 31, 2011.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 10/31/10	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 1/31/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 1/31/11
Short-Duration Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$439,296	$-	$-	$110,704	$(550,000)	$-	$-	$-	$-
Non-U.S. Government
Agency Obligation
Student Loans ABS	865,280	-	-	109,440	-	-	-	974,720	109,440

	$1,304,576	$-	$-	$220,144	$(550,000)	$-	$-	$974,720	$109,440

Core Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$998,401	$-	$-	$251,599	$(1,250,000)	$-	$-	$-	$-
Bonds & Notes
Corporate Debt	1,058,688	-	(15,550)	2,116	(249,152)	-	-	796,102	2,116
Non-U.S. Government
Agency Obligation
Student Loans ABS	2,704,000	-	-	342,000	-	-	-	3,046,000	342,000

	$4,761,089	$-	$(15,550)	$595,715	$(1,499,152)	$-	$-	$3,842,102	$344,116

Diversified Bond Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$114,325	$-	$-	$-	$-	$-	$-	$114,325	$-
Preferred Stock
Financial	599,040	-	-	150,960	(750,000)	-	-	-	-
Non-U.S. Government Agency Obligation
Student Loans ABS	635,440	-	-	80,370	-	-	-	715,810	80,370

	$1,348,805	$-	$-	$231,330	$(750,000)	$-	$-	$830,135	$80,370

High Yield Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,402,164	$-	$-	$-	$-	$-	$-	$1,402,164	$-

Balanced Fund
Long-Term Investments
Non-U.S. Government Agency Obligation
Student Loans ABS	$135,200	$-	$-	$17,100	$-	$-	$-	$152,300	$17,100

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 10/31/10	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 1/31/11		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 1/31/11
Main Street Small Cap Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$440	$-	$-	$(440)	$-	$-	$-		$-	**	$(440)
Rights
Consumer, Non-cyclical	3	-	-	-	-	-	-		3		-

	$443	$-	$-	$(440)	$-	$-	$-		$3		$(440)

Small Company Opportunities Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,663	$-	$-	$(1,663)	$-	$-	$-		$-	**	$(1,663)
Rights
Consumer, Non-cyclical	6	-	-	-	-	-	-		6		-

	$1,669	$-	$-	$(1,663)	$-	$-	$-		$6		$(1,663)

Global Fund
Long-Term Investments
Equities
Common Stock
Consumer, Non-cyclical	$-	$-	$-	$-	$-	$-	$-	****	$-	***	$-

International Equity Fund
Long-Term Investments
Equities
Common Stock
Consumer, Non-cyclical	$-	$-	$-	$-	$-	$-	$-	****	$-	***	$-
Convertible Preferred Stock
Energy	4,886,365	-	-	-	-	-	-		4,886,365		-

	$4,886,365	$-	$-	$-	$-	$-	$-		$4,886,365		$-

Focused International Fund
Long-Term Investments
Equities
Common Stock
Industrial	$16,798	$-	$(178)	$(253)	$(16,367)	$-	$-		$-		$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of January 31, 2011.
***	Represents security at $0 value as of October 31, 2010.
****	Transfers occurred between Levels as a result of securities receiving a price directly from a pricing service rather than being fair valued.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at January 31, 2011, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Core Bond Fund	Diversified Bond Fund	International Bond Fund	Balanced Fund	Disciplined Value Fund	Enhanced Index Core Equity Fund	Main Street Small Cap Fund	Small Company Opportunities Fund	International Equity Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A
Directional Exposures to Currencies				A

Futures Contracts**
Hedging/Risk Management		A	A		A
Duration/Credit Quality Management		A	A		A
Substitution for Direct Investment		A	A		A

Interest Rate Swaps***
Hedging/Risk Management	A	A	A		A
Substitution for Direct Investment	A	A	A		A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A		A
Duration/Credit Quality Management	A	A	A		A
Substitution for Direct Investment	A	A	A		A

Rights and Warrants
Directional Investment
Result of a Corporate Action					A	A	A	A	A	A
*	Includes any options, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related options, if applicable

Notes to Portfolio of Investments (Unaudited) (Continued)

At January 31, 2011, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Swap Agreements	$1,018,346	$-	$-	$11,817	$1,030,163

Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$27,059,327	$-	$-	$16,150,000	$43,209,327

Core Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$92,688	$92,688
Swap Agreements	3,064,346	-	-	35,670	3,100,016

Total Value	$3,064,346	$-	$-	$128,358	$3,192,704

Liability Derivatives
Futures Contracts	$-	$-	$-	$(231,962)	$(231,962)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	999	999
Swap Agreements	$84,085,237	$-	$-	$48,750,000	$132,835,237

Diversified Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$149,487	$149,487
Swap Agreements	633,139	-	-	8,012	641,151

Total Value	$633,139	$-	$-	$157,499	$790,638

Liability Derivatives
Futures Contracts	$-	$-	$-	$(198,735)	$(198,735)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	534	534
Swap Agreements	$17,924,029	$-	$-	$10,950,000	$28,874,029

International Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$84,943	$-	$84,943

Liability Derivatives
Forward Contracts	$-	$-	$(91,213)	$-	$(91,213)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$13,542,050	$-	$13,542,050

Balanced Fund
Asset Derivatives
Futures Contracts	$-	$231,337	$-	$-	$231,337
Swap Agreements	108,880	-	-	1,244	110,124
Warrants	-	2,410	-	-	2,410

Total Value	$108,880	$233,747	$-	$1,244	$343,871

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund (Continued)
Liability Derivatives
Futures Contracts	$-	$-	$-	$(7,565)	$(7,565)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	68	-	25	93
Swap Agreements	$3,015,658	$-	$-	$1,700,000	$4,715,658
Warrants	-	166	-	-	166

Disciplined Value Fund
Asset Derivatives
Warrants	$-	$6,993	$-	$-	$6,993

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	482	-	-	482

Enhanced Index Core Equity Fund
Asset Derivatives
Warrants	$-	$791	$-	$-	$791

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	54	-	-	54

Main Street Small Cap Fund
Asset Derivatives
Rights	$-	$3	$-	$-	$3

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	300	-	-	300

Small Company Opportunities Fund
Asset Derivatives
Rights	$-	$6	$-	$-	$6

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	600	-	-	600

International Equity Fund
Asset Derivatives
Warrants	$-	$9,282	$-	$-	$9,282

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	4,657,320	-	-	4,657,320

†	Amount(s) disclosed represent number of contracts, notional amounts, or shares/units outstanding at January 31, 2011.

Further details regarding the derivatives and other investments held by the Funds at January 31, 2011, are discussed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at January 31, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

International Bond Fund
BUYS
	Barclays Bank PLC	1,100,000	Singapore Dollar	3/15/11	$840,086	$859,886	$19,800

	Citibank N.A.	404,000,000	Japanese Yen	2/18/11	4,882,028	4,922,514	40,486

	Credit Suisse Securities LLC London	190,000	Canadian Dollar	3/15/11	190,457	189,579	(878)
	Credit Suisse Securities LLC London	160,000	Euro	2/24/11	219,066	219,001	(65)

					409,523	408,580	(943)

	JP Morgan Chase Bank	455,000	Euro	2/24/11	604,155	622,785	18,630

	Royal Bank of Scotland PLC	250,000	Euro	2/24/11	336,839	342,189	5,350

					$7,072,631	$7,155,954	$83,323

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund (Continued)
SELLS
	Barclays Bank PLC	1,200,000	Australian Dollar	3/15/11	$1,172,102	$1,189,789	$(17,687)
	Barclays Bank PLC	143,000	British Pound	3/15/11	224,738	228,993	(4,255)
	Barclays Bank PLC	1,720,000	Euro	2/24/11	2,354,940	2,354,263	677

					3,751,780	3,773,045	(21,265)

	Citibank N.A.	2,000,000	Polish Zloty	3/02/11	652,513	695,004	(42,491)

	Royal Bank of Scotland PLC	1,350,000	Canadian Dollar	3/15/11	1,333,572	1,347,006	(13,434)
	Royal Bank of Scotland PLC	15,000,000	Japanese Yen	2/18/11	180,935	182,767	(1,832)
	Royal Bank of Scotland PLC	5,700,000	Mexican Peso	3/15/11	463,352	468,265	(4,913)
	Royal Bank of Scotland PLC	600,000	Swedish Krona	3/02/11	87,267	92,925	(5,658)

					2,065,126	2,090,963	(25,837)

					$6,469,419	$6,559,012	$(89,593)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at January 31, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Core Bond Fund
BUYS
576	U.S. Treasury Note 2 Year	3/31/11	$126,252,000	$(28,266)
100	U.S. Treasury Note 5 Year	3/31/11	11,841,406	92,688

				$64,422

SELLS
190	U.S. Treasury Bond 30 Year	3/22/11	$22,918,750	$(178,838)
133	U.S. Treasury Note 10 Year	3/22/11	16,065,984	(24,858)

				$(203,696)

Diversified Bond Fund
BUYS
77	U.S. Treasury Note 2 Year	3/31/11	$16,877,438	$(1,098)
240	U.S. Treasury Note 5 Year	3/31/11	28,419,375	(165,425)

				$(166,523)

SELLS
46	U.S. Treasury Bond 30 Year	3/22/11	$5,548,750	$(32,212)
165	U.S. Treasury Note 10 Year	3/22/11	19,931,484	144,114
6	Ultra Long U.S. Treasury Bond	3/22/11	738,938	5,373

				$117,275

Balanced Fund
BUYS
38	MSCI EAFE E Mini Index	3/18/11	$3,217,080	$133,402
30	S&P 500 E Mini Index	3/18/11	1,923,600	97,935
18	U.S. Treasury Note 2 Year	3/31/11	3,945,375	(2,359)
3	U.S. Treasury Note 5 Year	3/31/11	355,242	(1,441)

				$227,537

SELLS
4	U.S. Treasury Bond 30 Year	3/22/11	$482,500	$(3,765)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt

Notes to Portfolio of Investments (Unaudited) (Continued)

to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the period when a credit default swap is open, the transaction is marked to market in accordance with the terms of the agreement. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at January 31, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps
1,750,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(32,419)	$84,219	$51,800
6,575,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	(241,960)	526,000	284,040

							(274,379)	610,219	335,840

325,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	1,854	6,019	7,873

484,327	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180)%	ABX.HE.AAA.06-1	4,647	49,646	54,293

1,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(105,600)	150,000	44,400
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(342,165)	493,125	150,960
1,075,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(38,055)	69,875	31,820
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(50,848)	99,688	48,840
2,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(35,800)	95,000	59,200
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(48,345)	119,625	71,280
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(48,345)	119,625	71,280
3,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(96,690)	239,250	142,560

							(765,848)	1,386,188	620,340

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
16,150,000	USD	6/14/11	Goldman Sachs & Co.	Absolute value of [(USD-CMM30-FNMA rate- USD-10Y CMS rate + 0.568)% if negative]	Absolute value of [(USD-CMM30-FNMA rate-USD-10Y CMS rate + 0.568)% if positive]	$11,817	$-	$11,817

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund**
Credit Default Swaps
5,100,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(94,477)	$245,437	$150,960
19,300,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	(710,240)	1,544,000	833,760

							(804,717)	1,789,437	984,720

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund** (continued)
Credit Default Swaps (continued)
1,100,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	$6,274	$20,371	$26,645

4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	52,424	-	52,424
1,490,237	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180)%	ABX.HE.AAA.06-1	14,299	152,757	167,056

							66,723	152,757	219,480

17,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(1,140,550)	1,643,750	503,200
5,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(352,000)	500,000	148,000
2,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(88,500)	162,500	74,000
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(157,165)	308,125	150,960
4,175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(74,732)	198,313	123,581
4,825,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(141,372)	349,812	208,440
4,825,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(141,372)	349,812	208,440
9,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(282,745)	699,625	416,880

							(2,378,436)	4,211,937	1,833,501

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
48,750,000	USD	6/14/11	Goldman Sachs & Co.	Absolute value of [(USD-CMM30-FNMA rate- USD-10Y CMS rate + 0.568)% if negative]	Absolute value of [(USD-CMM30-FNMA rate- USD-10Y CMS rate + 0.568)% if positive]	$35,670	$-	$35,670

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Diversified Bond Fund***
Credit Default Swaps
1,200,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(22,230)	$57,750	$35,520
3,500,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	(128,800)	280,000	151,200

							(151,030)	337,750	186,720

300,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	1,711	5,556	7,267

1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	14,671	-	14,671
339,029	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180)%	ABX.HE.AAA.06-1	3,253	34,752	38,005

							17,924	34,752	52,676

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Diversified Bond Fund*** (continued)
Credit Default Swaps (continued)
4,420,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	$(296,544)	$427,376	$130,832
1,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(91,520)	130,000	38,480
440,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(15,576)	28,600	13,024
1,250,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(38,521)	75,521	37,000
575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(10,291)	27,312	17,021
875,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(25,637)	63,437	37,800
875,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(25,637)	63,437	37,800
1,725,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(50,544)	125,063	74,519

							(554,270)	940,746	386,476

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
10,950,000	USD	6/14/11	Goldman Sachs & Co.	Absolute value of [(USD- CMM30-FNMA rate –USD-10Y CMS rate + 0.568)% if negative]	Absolute value of [(USD- CMM30-FNMA rate – USD-10Y CMS rate + 0.568)% if positive]	$8,012	$-	$8,012

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Balanced Fund
Credit Default Swaps
175,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(3,242)	$8,422	$5,180
675,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	(24,840)	54,000	29,160

							(28,082)	62,422	34,340

37,500	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	214	694	908

180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	2,347	-	2,347
52,158	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180)%	ABX.HE.AAA.06-1	501	5,347	5,848

							2,848	5,347	8,195

646,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(43,341)	62,462	19,121
190,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(13,376)	19,000	5,624
75,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(2,655)	4,875	2,220
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(5,393)	10,573	5,180

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Balanced Fund (continued)
Credit Default Swaps (continued)
125,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	$(2,237)	$5,938	$3,701
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(5,127)	12,687	7,560
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(5,128)	12,687	7,559
335,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(9,816)	24,288	14,472

							(87,073)	152,510	65,437

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
1,700,000	USD	6/14/11	Goldman Sachs & Co.	Absolute value of [(USD-CMM30-FNMA rate- USD-10Y CMS rate + 0.568)% if negative]	Absolute value of [(USD-CMM30-FNMA rate- USD-10Y CMS rate + 0.568)% if positive]	$1,244	$-	$1,244

*	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $570,000 at January 31, 2011.
**	Collateral for swap agreements received from Barclays Bank amounted to $280,000 in cash and collateral received from Goldman Sachs & Co. amounted to $1,618,876 in securities at January 31, 2011.
***	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $460,000 at January 31, 2011.
USD	U.S. Dollar

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) had rights and warrants as shown in the Portfolio(s) of Investments at January 31, 2011.

The Fund(s) had no purchased or written options at January 31, 2011.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery

Notes to Portfolio of Investments (Unaudited) (Continued)

to take place at a future date. Although a Fund does not typically pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at January 31, 2011.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio. Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, and Balanced Fund had dollar roll transactions at January 31, 2011, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Fund(s) held inflation-indexed bonds as shown in the Portfolio(s) of Investments at January 31, 2011.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at January 31, 2011.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open reverse repurchase agreements at January 31, 2011:

Description	Value
Inflation-Protected and Income Fund
Agreement with Daiwa Securities, dated 1/20/11, 0.260%, to be repurchased on demand until 4/26/11 at value plus accrued interest.	$23,458,750
Agreement with Deutsche Bank, dated 1/6/11, 0.260%, to be repurchased on demand until 4/06/11 at value plus accrued interest.	24,963,000
Agreement with Goldman Sachs, dated 12/15/10, 0.270%, to be repurchased on demand until 3/16/11 at value plus accrued interest.	50,699,000
Agreement with HSBC Finance Corp., dated 11/09/10, 0.240%, to be repurchased on demand until 2/10/11 at value plus accrued interest.	11,314,475
Agreement with HSBC Finance Corp., dated 12/09/10, 0.240%, to be repurchased on demand until 3/10/11 at value plus accrued interest.	19,900,000
Agreement with HSBC Finance Corp., dated 1/07/11, 0.230%, to be repurchased on demand until 4/05/11 at value plus accrued interest.	6,584,125
Agreement with HSBC Finance Corp., dated 1/18/11, 0.220%, to be repurchased on demand until 4/20/11 at value plus accrued interest.	1,650,000
Agreement with HSBC Finance Corp., dated 1/20/11, 0.220%, to be repurchased on demand until 3/22/11 at value plus accrued interest.	2,754,563
Agreement with Morgan Stanley, dated 11/09/10, 0.260%, to be repurchased on demand until 2/10/11 at value plus accrued interest.	26,746,177
Agreement with Morgan Stanley, dated 11/24/10, 0.270%, to be repurchased on demand until 2/24/11 at value plus accrued interest.	22,889,063
Agreement with Morgan Stanley, dated 1/19/11, 0.280%, to be repurchased on demand until 4/21/11 at value plus accrued interest.	12,521,678

$203,480,831

Average balance outstanding	$54,518,236
Average interest rate	0.27%
Maximum balance outstanding	$228,545,572
Weighted average maturity	45 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and are recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Notes to Portfolio of Investments (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At January 31, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$581,362,282	$12,470,547	$(3,586,090)	$8,884,457
Inflation-Protected and Income Fund	437,931,433	14,264,271	(1,169,631)	13,094,640
Core Bond Fund	1,722,629,781	35,537,453	(18,530,919)	17,006,534
Diversified Bond Fund	298,056,686	7,944,208	(4,257,489)	3,686,719
High Yield Fund	144,097,604	7,819,245	(1,690,629)	6,128,616
International Bond Fund	24,121,854	1,796,737	(383,932)	1,412,805
Balanced Fund	136,064,853	11,640,962	(1,449,815)	10,191,147
Value Fund	176,168,338	27,203,478	(640,409)	26,563,069
Disciplined Value Fund	255,495,554	37,602,087	(2,445,506)	35,156,581
Enhanced Index Core Equity Fund	13,533,692	2,402,838	(143,345)	2,259,493
Main Street Fund	154,728,026	35,275,533	(506,088)	34,769,445
Capital Appreciation Fund	437,651,919	115,431,914	(3,346,794)	112,085,120
Disciplined Growth Fund	167,913,279	36,769,448	(1,228,075)	35,541,373
Discovery Value Fund	24,704,763	5,008,407	(210,398)	4,798,009
Main Street Small Cap Fund	57,873,198	16,805,195	(1,000,693)	15,804,502
Small Company Opportunities Fund	172,397,971	49,470,006	(3,324,470)	46,145,536
Global Fund	346,762,534	90,462,929	(13,491,099)	76,971,830
International Equity Fund	551,788,245	201,635,733	(42,075,800)	159,559,933
Focused International Fund	84,732,823	19,573,137	(1,154,263)	18,418,874
Strategic Emerging Markets Fund	147,912,525	33,990,370	(1,854,228)	32,136,142

Note: The aggregate cost for investments for the Money Market Fund at January 31, 2011, is the same for financial reporting and federal income tax purposes.

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended January 31, 2011, was as follows:

	Number of Shares Held as of 10/31/10	Purchases	Sales	Number of Shares Held as of 1/31/11	Value as of 1/31/11	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E	7,054,755	11,952,212	15,467,167	3,539,800	$3,539,800	$2,155	$-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 10/31/10	Purchases	Sales	Number of Shares Held as of 1/31/11	Value as of 1/31/11	Dividend Income	Net Realized Gain (Loss)
International Equity Fund
Ortivus AB Class A*	114,300	-	-	114,300	$319,389	$-	$-
Ortivus AB Class B*	859,965	-	-	859,965	555,382	-	-
Oppenheimer Institutional Money Market Fund Class E	10,777,565	34,479,417	37,137,591	8,119,391	8,119,391	3,997	-

					$8,994,162	$3,997	$-

*	Issuer is considered to be an affiliate of the Fund by virtue of the Fund owning 5% or more of its outstanding voting securities.

5.	New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds’ financial statement disclosures.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds of the leveraged buy-out. The Official Committee seeks to recover payments of those proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, Enhanced Index Core Equity Fund, Small Company Opportunities Fund, and Main Street Small Cap Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, $23,800, $414,800, and $122,400 respectively. The Funds cannot predict the outcome of this proceeding, and thus have not accrued any of the amounts sought by the Official Committee in this matter in the accompanying financial statements. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could have a material adverse effect on the Funds’ net asset values.

7.	Subsequent Events

Effective February 22, 2011, Class N shares of the Money Market Fund, International Bond Fund, Balanced Fund, Disciplined Growth Fund, Small Company Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund were eliminated.

Effective March 1, 2011, the Inflation-Protected and Income Fund, High Yield Fund, and Strategic Emerging Markets Fund also offer Class Z shares. The name changes reflected above for the Enhanced Index Value Fund and Enhanced Index Growth Fund were also effective on March 1, 2011.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	3/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	3/30/11

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	3/30/11